                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                     American General Large Cap Growth Fund
                      American General Mid Cap Growth Fund
                     American General Small Cap Growth Fund
                     American General Large Cap Value Fund
                      American General Mid Cap Value Fund
                       American General Stock Index Fund
                         American General Balanced Fund
                   American General International Growth Fund
                   American General International Value Fund
                        American General Core Bond Fund
                      American General Domestic Bond Fund
                      American General Strategic Bond Fund
                      American General Municipal Bond Fund
                       American General Money Market Fund

                               2929 Allen Parkway
                               Houston, TX 77019

                                  June 1, 2000

Dear Shareholder:

   You are a shareholder in one or more of the above listed funds of American General Series Portfolio Company 2 (AGSPC2 Funds). A Special Shareholder Meeting will be held on June 22, 2000, to consider the proposed Mergers of the AGSPC2 Funds into corresponding series of North American Funds, as well as any other business that may properly come before the meeting. The Mergers are part of the restructuring of AGSPC2 Funds and North American Funds arising from an acquisition by American General Corporation on March 10, 2000. Because of the opportunity available to you to pursue your investment objectives in a larger, more integrated fund complex with the potential for economies of scale and greater diversification of risk, your Board of Trustees unanimously agreed that the Mergers are in the best interests of the AGSPC2 Funds' shareholders and voted to approve them.

   If the Mergers are approved by the shareholders of each of the AGSPC2 Funds, all of the assets of each AGSPC2 Fund will be transferred to the corresponding series of North American Funds in exchange for shares of that series of North American Funds as described in the enclosed Prospectus/Proxy Statement. You will receive shares of the corresponding series of North American Funds equal in value to the shares that you now hold in each of the AGSPC2 Funds.

   Please review the proposals carefully and cast your vote. For more information about the Mergers, please refer to the enclosed Prospectus/Proxy Statement. For more information about North American Funds, please refer to the enclosed Prospectus(es). If you are a Class A or Class B shareholder, you will have received two Prospectuses, each for the Class A and Class B shares of North American Funds. The Prospectus dated March 27, 2000 describes the existing funds of North American Funds, and the Prospectus dated May 31, 2000 describes the ten newly created funds of North American Funds. If you are an Institutional Class I or Institutional Class II shareholder, you will have received a Prospectus of North American Funds for its Institutional Class I and Institutional Class II shares.

Your vote is important.

   Your timely vote is important, no matter how many shares you own. If you are unable to attend the meeting, please complete, sign, date and mail the enclosed proxy card promptly. An immediate response from you will eliminate the expense of additional mailings or having our proxy solicitor, Shareholder Communications Corporation, telephone you. You may also record your vote by telephone by calling 1-877-816-0869 or by faxing your completed and signed proxy card (both front and back sides) to 1-212-440-9009. If you have any questions regarding the meeting or the proxy card, you may call Customer Service at the American General Fund Group at 1-877-999-2434.

   Thank you in advance for your participation in this important event.

                                          Sincerely,

                                          /s/ Alice T. Kane
                                                      Alice T. Kane
                                           Chairman of the Board and President
                                            American General Series Portfolio
                                                        Company 2

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                     American General Large Cap Growth Fund
                      American General Mid Cap Growth Fund
                     American General Small Cap Growth Fund
                     American General Large Cap Value Fund
                      American General Mid Cap Value Fund
                       American General Stock Index Fund
                         American General Balanced Fund
                   American General International Growth Fund
                   American General International Value Fund
                        American General Core Bond Fund
                      American General Domestic Bond Fund
                      American General Strategic Bond Fund
                      American General Municipal Bond Fund
                       American General Money Market Fund

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                 June 22, 2000

To the Shareholders:

   This is to notify you that a Special Meeting of Shareholders of the American General Large Cap Growth Fund, the American General Mid Cap Growth Fund, the American General Small Cap Growth Fund, the American General Large Cap Value Fund, the American General Mid Cap Value Fund, the American General Stock Index Fund, the American General Balanced Fund, the American General International Growth Fund, the American General International Value Fund, the American General Core Bond Fund, the American General Domestic Bond Fund, the American General Strategic Bond Fund, the American General Municipal Bond Fund and the American General Money Market Fund, each a series of American General Series Portfolio Company 2, will be held on June 22, 2000, at 2:00 p.m., Central Time, in Meeting Room 1, Plaza Level, Woodson Tower, at The Variable Annuity Life Insurance Company, 2919 Allen Parkway, Houston, Texas 77019, for the following purposes:

 1. American General Large Cap Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Large Cap Growth Fund by the North American Large Cap Growth Fund.

 2. American General Mid Cap Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Mid Cap Growth Fund by the North American Mid Cap Growth Fund.

 3. American General Small Cap Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Small Cap Growth Fund by the North American Small Cap Growth Fund.

 4. American General Large Cap Value Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Large Cap Value Fund by the North American Growth & Income Fund.

 5. American General Mid Cap Value Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Mid Cap Value Fund by the North American Mid Cap Value Fund.

 6. American General Stock Index Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Stock Index Fund by the North American Stock Index Fund.

 7. American General Balanced Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Balanced Fund by the North American Balanced Fund.

 8. American General International Growth Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General International Growth Fund by the North American International Equity Fund.

 9. American General International Value Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General International Value Fund by the North American International Equity Fund.

10. American General Core Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Core Bond Fund by the North American Core Bond Fund.

11. American General Domestic Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Domestic Bond Fund by the North American Core Bond Fund.

12. American General Strategic Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Strategic Bond Fund by the North American Strategic Income Fund.

13. American General Municipal Bond Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Municipal Bond Fund by the North American Municipal Bond Fund.

14. American General Money Market Fund: To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the American General Money Market Fund by the North American Money Market Fund.

15.  To transact such other business as may properly come before the meeting.

   The Trustees have fixed the close of business on May 12, 2000 as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                          By Order of the Board of Trustees

                                          [Signature of Nori L. Gabert]

                                          Nori L. Gabert, Secretary

June 1, 2000


 WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                                                    May 24, 2000

   COLUMN 1
   Acquisition of the       COLUMN 2                                       Page number of
   assets of:               By and in exchange for shares of:              comparison of Funds
   ------------------       ---------------------------------              -------------------
   Large Cap Growth Fund... Large Cap Growth Fund.........................         32
   Mid Cap Growth Fund..... Mid Cap Growth Fund...........................         33
   Small Cap Growth Fund... Small Cap Growth Fund.........................         35
   Large Cap Value Fund.... Growth & Income Fund..........................         36
   Mid Cap Value Fund...... Mid Cap Value Fund*...........................         37
   Stock Index Fund........ Stock Index Fund*.............................         37
   Balanced Fund........... Balanced Fund.................................         37
   International Growth
    Fund................... International Equity Fund.....................         39
   International Value
    Fund................... International Equity Fund.....................         40
   Core Bond Fund.......... Core Bond Fund................................         41
   Domestic Bond Fund...... Core Bond Fund................................         41
   Strategic Bond Fund..... Strategic Income Fund.........................         42
   Municipal Bond Fund..... Municipal Bond Fund...........................         43
   Money Market Fund....... Money Market Fund.............................         43

   each a series of         each a series of

   American General Series  North American Funds
   Portfolio Company 2      286 Congress Street
   ("AGSPC2")               Boston, Massachusetts 02210
   2929 Allen Parkway       1-800-872-8037
   Houston, Texas 77019
   1-877-999-2434
                            *Newly created series of North American Funds.

   This Prospectus/Proxy Statement relates to the proposed mergers (the "Mergers") of the AGSPC2 Funds shown in Column 1 above, each an "Acquired Fund," and each a series of AGSPC2, into, respectively, the North American Funds shown in Column 2 above, each an "Acquiring Fund," and each a series of North American Funds. The Acquired Funds and the Acquiring Funds are referred to in this Prospectus/Proxy Statement as the "Funds." The Mergers are to be effected through the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. This will be followed by the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of each proposed transaction, each shareholder of the Acquired Fund will receive in exchange for his or her Acquired Fund shares a number of Acquiring Fund shares of the same class equal in value at the date of the exchange to the aggregate value of the shareholder's Acquired Fund shares. This means that you may receive a different number of shares of the Acquiring Fund than the number of shares of the Acquired Fund that you held, but the total dollar value of your shares will remain the same.

   Because shareholders of the Acquired Funds are being asked to approve transactions that will result in their receiving shares of the Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Merger Shares of each Acquiring Fund.

   This Prospectus/Proxy Statement explains concisely what you should know before investing in each Acquiring Fund. Please read it carefully and keep it for future reference.

   The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

  . the Statement of Additional Information, dated May 24, 2000, relating to this Prospectus/Proxy Statement (the "Merger SAI");

  . the current Prospectuses, dated March 1, 2000, as supplemented through May 12, 2000, of the Acquired Funds (the "AGSPC2 Prospectus");

  . the current Prospectuses, dated March 27, 2000 and May 31, 2000, of the Acquiring Funds relating to the relevant Fund and class of shares (the "North American Prospectus");

  . the current Statement of Additional Information, dated March 1, 2000, of the Acquired Funds (the "AGSPC2 SAI");

  . the current Statement of Additional Information, dated March 27, 2000, as amended May 31, 2000, of the Acquiring Funds (the "North American SAI");

  . the Report of Independent Accountants and financial statements in respect of each Acquired Fund included in the Acquired Funds' Annual Report to Shareholders for the year ended October 31, 1999 (the "AGSPC2 Annual Report");

  . the Report of Independent Accountants and financial statements in respect of each Acquiring Fund included in the Acquiring Funds' Annual Report to Shareholders for the year ended October 31, 1999 (the "North American Annual Report").

This Prospectus/Proxy Statement is accompanied by a copy of the North American Prospectus. Excerpts of the North American Annual Report are attached to this Prospectus/Proxy Statement as Appendix B. For a free copy of any or all of the Prospectuses, Statements of Additional Information, or Annual Reports referred to in the foregoing paragraph, please call 1-800-872-8037 or write to North American Funds at:

   North American Funds
   286 Congress Street
   Boston, MA 02210

   The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

   You can lose money by investing in the Acquiring Funds. The Acquiring Funds may not achieve their goals, and each of the Acquiring Funds is not intended as a complete investment program. An investment in the Acquiring Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

OVERVIEW OF MERGERS

   The following is a summary of certain background information relating to the proposed Mergers and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the Merger SAI, the AGSPC2 Prospectus, the North American Prospectus, the AGSPC2 SAI, the North American SAI, and the Agreement and Plan of Reorganization, attached to this Prospectus/Proxy Statement as Appendix A, all of which have been incorporated by reference into this Prospectus/Proxy Statement. Shareholders should read this entire Prospectus/Proxy Statement carefully.

Introduction

   The Board of Trustees of AGSPC2, on behalf of each Acquired Fund, and the Board of Trustees of North American Funds, on behalf of each Acquiring Fund, have approved transactions involving, for each Acquired Fund and the corresponding Acquiring Fund, the Merger of the Acquired Fund into the Acquiring Fund. Each Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and for the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, followed by the liquidation of the Acquired Fund.

Background and Reasons for Mergers

   The proposed Mergers are a part of a reorganization resulting from the acquisition by American General Corporation ("AGC") of substantially all of the outstanding shares of CypressTree Asset Management Corporation, Inc., now named American General Asset Management Corp. ("AGAM"), the investment adviser to the Acquiring Funds.

   As described more fully below, the Board of Trustees of AGSPC2 (the "Board") approved the Mergers based on a thorough examination of North American Funds and, among other things, a careful review of the investment capabilities, philosophy and performance of AGAM and the subadvisers. The Board unanimously recommends that shareholders of each Acquired Fund approve the Merger for such Fund. In reaching that conclusion, the Board considered that the Mergers generally offer shareholders the opportunity to pursue a similar investment objective in a larger Fund, which should offer economies of scale and opportunities for greater diversification of risk; that AGAM has estimated that the Mergers should result in Fund operating expenses that are sustainable at lower rates than the AGSPC2 Funds; and that AGC will be bearing the expense of the Mergers. In the case of the Mergers of certain Acquired Funds into the newly created North American Stock Index Fund and the North American Mid Cap Value Fund, the Board considered that the Funds would retain similar flexibility with respect to corporate governance and that all of the Funds would be governed under a single set of organizational documents following the Mergers. See "Proposals--Background and Reasons for the Proposed Mergers."

Investment Advisory Information

   AGAM serves as the investment adviser to each Acquiring Fund, other than the North American Mid Cap Value Fund and the North American Stock Index Fund, under an interim investment advisory agreement adopted pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended (the "1940 Act") that expires on August 7, 2000. Subject to approval by the shareholders of each applicable Acquiring Fund,* it is expected that AGAM will continue to serve as investment adviser to each Acquiring Fund. The North American Mid Cap Value Fund and the North American Stock Index Fund are newly created funds with AGAM as their investment adviser.

   AGAM has hired the following subadvisers to manage several of the Acquiring
Funds:


Founders Asset Management, LLC
  .  North American Large Cap Growth Fund

INVESCO Funds Group, Inc.
  .  North American Balanced Fund
  .  North American Mid Cap Growth Fund
--------
* Shareholder approval of the investment advisory agreements with AGAM is the subject of a separate proxy statement dated April 12, 2000, which was mailed to North American Funds shareholders on or about April 12, 2000. For a copy of this proxy statement, call 1-800-872-8037.

Credit Suisse Asset Management, LLC
  .  North American Small Cap Growth Fund

Wellington Management Company, LLP
  .  North American Growth & Income Fund

Neuberger Berman Management Inc. ("Neuberger Berman")
  .  North American Mid Cap Value Fund

Morgan Stanley Dean Witter Investment Management Inc.
  .  North American International Equity Fund

American General Investment Management, L.P. ("AGIM")
  .  North American Stock Index Fund
  .  North American Strategic Income Fund
  .  North American Core Bond Fund
  .  North American Municipal Bond Fund
  .  North American Money Market Fund

   AGIM serves as subadviser to these Funds under an interim investment advisory agreement adopted pursuant to Rule 15a-4 that expires on August 7, 2000. It is expected that, subject to the approval of the shareholders of the relevant Acquiring Funds,* AGIM will continue to serve as subadviser to these Acquiring Funds.

   The Variable Annuity Life Insurance Company ("VALIC") is the investment adviser to each Acquired Fund. VALIC makes investment decisions for and is directly responsible for the day-to-day management of the following Acquired
Funds:

  .  American General Stock Index Fund
  .  American General Money Market Fund

   VALIC has hired subadvisers to manage several of the Acquired Funds:

AGIM
  .  American General Core Bond Fund
  .  American General Strategic Bond Fund
  .  American General Municipal Bond Fund
--------
* Shareholder approval of the investment subadvisory agreements with AGIM is the subject of a separate proxy statement dated April 12, 2000, which was mailed to North American Funds shareholders on or about April 12, 2000. For a copy of this proxy statement, call 1-800-872-8037.

Capital Guardian Trust Company
  .  American General International Value Fund
  .  American General Domestic Bond Fund
  .  American General Balanced Fund

Goldman Sachs Asset Management
  .  American General Large Cap Growth Fund

Jacobs Asset Management
  .  American General International Growth Fund

Brown Capital Management, Inc.
  .  American General Mid Cap Growth Fund

J.P. Morgan Investment Management, Inc.
  .  American General Small Cap Growth Fund

State Street Bank & Trust Company/State Street Global Advisors
  .  American General Large Cap Value Fund

Neuberger Berman
  .  American General Mid Cap Value Fund

   Approval by shareholders of a Merger will effectively change the adviser and subadvisers of the Acquired Fund. However, the Acquiring Funds have investment objectives and policies that are generally similar to the corresponding Acquired Funds, and these objectives, policies and certain differences are explained further below under "Comparison of Investment Objectives, Policies, Restrictions and Risks."

Overview of the Acquired Funds and the Acquiring Funds

   Each of the Acquired Funds and the Acquiring Funds offers Class A and Class B shares. Each of the Acquired Funds currently offers Institutional Class I and Institutional Class II shares except the American General Stock Index Fund and the American General Municipal Bond Fund. Institutional Class I shares are currently offered by all of the Acquiring Funds except the North American Municipal Bond Fund. Institutional Class II shares of the Acquiring Funds are offered by the North American Core Bond Fund only. The Class A, Class B, Institutional Class I and Institutional Class II Merger Shares have similar characteristics to the corresponding classes of the Acquired Funds.

Class A Shares

  . Both the Acquiring Funds' and the Acquired Funds' Class A shares are generally sold subject to a front-end sales load of up to 5.75%.

  . Class A shares of the Acquiring Funds and the Acquired Funds are generally not subject to a contingent deferred sales charge ("CDSC"), except for purchases without a sales load of $1 million or more if redeemed within:

                                                              Acquiring Acquired
                                                                Fund      Fund
                                                              --------- --------
     1 year..................................................      1%       1%
     2 years.................................................      0%     0.5%

  . Class A shares of the Funds are subject to distribution and servicing fees of up to the following annual rates:

     Acquiring Fund............ 0.35%
     Acquired Fund............. 0.25%

Class B Shares

  . Class B shares of both the Acquiring Funds and the Acquired Funds are sold at net asset value, without an initial sales charge, but subject to a CDSC of up to 5.00% at declining rates if redeemed within six years of purchase as follows:

                                                     6 or
     Year                1    2    3    4    5    6  more
     ----              ---  ---  ---  ---  ---  ---  ----
     Acquired Funds..    5%   4%   3%   2%   1%   0%  0%
     Acquiring
       Funds.........    5%   5%   4%   3%   2%   1%  0%

  . Class B shares of both the Acquiring Funds and Acquired Funds are subject to distribution and servicing fees at an aggregate annual rate of 1.00% of assets attributable to Class B shares.

  . Class B shares generally convert automatically to Class A shares as follows:

                      Acquiring Acquired
                        Fund      Fund
                      --------- --------
     Years after
      purchase.......     8        6

Institutional Class I and Institutional Class II Shares

  . Institutional Class I and Institutional Class II shares of the Acquiring Funds and the Acquired Funds are sold without a front-end sales load or a CDSC.

  . Institutional Class I and Institutional Class II shares of the Funds are not subject to servicing and distribution fees.

  . Institutional Class I shares are subject to a 0.25% administrative services fee.

   As a result of each proposed Merger, each Acquired Fund will receive a number of Class A, Class B, Institutional Class I and Institutional Class II Merger Shares of the relevant Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquired Fund. Following the transfer, (i) the Acquired Fund will distribute to each of its Class A, Class B, Institutional Class I and Institutional Class II shareholders a number of full and fractional Class A, Class B, Institutional Class I and Institutional Class II Merger Shares of the relevant Acquiring Fund equal in value to the aggregate value of the shareholder's Class A, Class B, Institutional Class I and Institutional Class II Acquired Fund shares, as the case may be, and (ii) the Acquired Fund will be liquidated.

   You will not be charged a front-end sales load on the issuance of the Merger Shares or a CDSC on the exchange of Acquired Fund shares for Merger Shares. If you receive Class B Merger Shares, they will convert to Class A shares of the relevant Acquiring Fund six years after the date you originally purchased the Acquired Fund shares (so that the conversion of such shares will effectively be unchanged by the Mergers). You will be charged a CDSC on redemption of the Merger Shares to the same extent as you would have been charged on redemption of the Acquired Fund shares. In other words, the Merger Shares will be treated as having been purchased on the date on which you originally purchased the Acquired Fund shares and at the price (adjusted to reflect the Merger) you originally paid for the Acquired Fund shares. See the North American Prospectus for more information about the characteristics of Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquiring Funds.

Operating Expenses

   As the following tables suggest, because the Acquired Funds are currently subject to fee waivers and expense reimbursements that VALIC believes are unlikely to be sustainable, the Mergers are generally expected to result in sustainable expense levels that, while higher than the net expenses of the Acquired Funds, are lower than the expenses that would have been borne absent such fee waivers and expense reimbursements. See "Proposals--Background and Reasons for the Proposed Mergers." Of course, there can be no assurance that the Mergers will result in expense savings for shareholders. These tables summarize, for Class A, Class B, Institutional Class I and Institutional Class II shares, as applicable, expenses

  . that each Acquired Fund incurred in its fiscal year ended October 31, 1999;

  . that each Acquiring Fund incurred in its fiscal year ended October 31, 1999;* and

  . that each Acquiring Fund would have incurred in its most recent fiscal year after giving effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year (based on asset levels as of December 31, 1999).*

The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each Acquired Fund, each Acquiring Fund and each Acquiring Fund on a pro forma basis, over the periods indicated. By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples may help you compare the costs of investing in each Fund with the costs of investing in other mutual funds.
--------
* For the North American Mid Cap Value Fund and the North American Stock Index Fund, which have no operating history, expenses shown are estimates for the current fiscal year.

Shareholder Fees*
                                            Acquired   Acquiring   Pro Forma
                                              Fund       Fund      Combined**
                                            --------   ---------   ----------
Maximum Sales Charge Imposed on
 Purchases (as a percentage of offering
 price)
  Equity Funds/1/
    Class A................................   5.75%      5.75%        5.75%
    Class B................................   None       None         None
  Other Funds except Money Market Funds
    Class A................................   4.75%      4.75%        4.75%
    Class B................................   None       None         None
  Money Market Funds
    Class A................................   None       None         None
    Class B................................   None       None         None

Maximum Deferred Sales Charge (as a
 percentage of original purchase price or
 redemption price, whichever is lower)
  Other Funds except Money Market Funds
    Class A................................   1.00%/2/   1.00%/3/     1.00%/2/
    Class B................................   5.00%/4/   5.00%/5/     5.00%/4/
  Money Market Funds
    Class A................................   None       None         None
    Class B................................   5.00%/4/   None         5.00%/4/

--------
* Institutional Class I and Institutional Class II shares are not subject to a front-end sales load or CDSC.
**With respect to Merger Shares.
/1/For the Acquired Funds, includes all Funds except American General Core Bond
  Fund, American General Domestic Bond Fund, American General Strategic Bond Fund, American General Municipal Bond Fund and American General Money Market Fund. For the Acquiring Funds, includes all Funds except North American Core Bond Fund, North American Strategic Income Fund, North American Municipal Bond Fund and North American Money Market Fund.
/2/Purchases of $1 million or more of Acquired Fund shares which are redeemed within 1 year will be charged a 1% CDSC, and purchases redeemed within 2 years will be charged a 0.50% CDSC.
/3/Purchases of $1 million or more of Acquiring Fund shares which are redeemed within 1 year will be charged a 1% CDSC.
/4/A CDSC is imposed on the proceeds of Acquired Fund Class B shares redeemed within 5 years, subject to certain exceptions, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.
/5/A CDSC is imposed on the proceeds of Acquiring Fund Class B shares redeemed within 6 years, subject to certain exceptions, and declines from 5% in the first two years that shares are held, to 4% in the third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                          Large Cap Growth Large Cap Growth  Large Cap Growth
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.55%            0.90%             0.90%
 Class B.................       0.55%            0.90%             0.90%
 Institutional Class I...       0.55%             --               0.90%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.23%            0.65%             0.57%
 Class B.................       0.79%            0.62%             0.57%
 Institutional Class I...       1.63%             --               0.82%

Total Fund Operating
 Expenses
 Class A.................       2.03%(1)         1.90%(2)          1.82%(2)
 Class B.................       2.34%(1)         2.52%(2)          2.47%(2)
 Institutional Class I...       2.18%(1)          --               1.72%(2)

Expense
 Waiver/Reimbursement
 Class A.................       0.93%(1)          --                --
 Class B.................       0.49%(1)          --                --
 Institutional Class I...       1.20%(1)          --                --

Net Expenses
 Class A.................       1.10%(1)         1.90%(2)          1.82%(2)
 Class B.................       1.85%(1)         2.52%(2)          2.47%(2)
 Institutional Class I...       0.98%(1)          --               1.72%(2)

--------
*  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit Fund operating expenses to the annual rates of 1.77% for Class A shares and 2.42% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.67% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                                                 Pro Forma
                            Current Expenses Current Expenses     Expenses
                            American General  North American   North American
                            Large Cap Growth Large Cap Growth Large Cap Growth
                                  Fund             Fund            Fund*
                            ---------------- ---------------- ----------------
Class A
 1 year....................      $  681           $  757           $  749
 3 years...................      $  901           $1,138           $1,115
 5 years...................      $1,146           $1,542           $1,504
 10 years..................      $1,838           $2,669           $2,589

Class B (assuming
 redemption at end of
 period)
 1 year....................      $  668           $  755           $  747
 3 years...................      $  882           $1,185           $1,161
 5 years...................      $1,101           $1,540           $1,501
 10 years..................      $1,784(1)        $2,701(2)        $2,495(1)

Class B (assuming no
 redemption)
 1 year....................      $  188           $  255           $  247
 3 years...................      $  582           $  785           $  761
 5 years...................      $1,002           $1,340           $1,301
 10 years..................      $1,784(1)        $2,701(2)        $2,495(1)

Institutional Class I
 1 year....................      $  100              --            $  172
 3 years...................      $  312              --            $  533
 5 years...................      $  542              --            $  918
 10 years..................      $1,201              --            $1,998

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                           Current Expenses    Current Expenses  Pro Forma Expenses
                         American General Mid North American Mid North American Mid
                           Cap Growth Fund     Cap Growth Fund    Cap Growth Fund*
                         -------------------- ------------------ ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A................         0.65%               0.93%              0.93%
 Class B................         0.65%               0.93%              0.93%
 Institutional Class I..         0.65%                --                0.93%

12b-1 Fees
 Class A................         0.25%               0.35%              0.35%
 Class B................         1.00%               1.00%              1.00%
 Institutional Class I..         None                 --                None

Other Expenses
 Class A................         1.46%               0.61%              0.54%
 Class B................         1.09%               0.61%              0.54%
 Institutional Class I..         1.18%                --                0.79%

Total Fund Operating
 Expenses
 Class A................         2.36%(1)            1.89%(2)           1.82%(2)
 Class B................         2.74%(1)            2.54%(2)           2.47%(2)
 Institutional Class I..         1.83%(1)             --                1.72%(2)

Expense
 Waiver/Reimbursement
 Class A................         1.32%(1)             --                 --
 Class B................         0.95%(1)             --                 --
 Institutional Class I..         0.91%(1)             --                 --

Net Expenses
 Class A................         1.04%(1)            1.89%(2)           1.82%(2)
 Class B................         1.79%(1)            2.54%(2)           2.47%(2)
 Institutional Class I..         0.92%(1)             --                1.72%(2)

--------
*  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.78% for Class A shares and 2.43% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.68% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                           Current Expenses    Current Expenses  Pro Forma Expenses
                         American General Mid North American Mid North American Mid
                           Cap Growth Fund     Cap Growth Fund    Cap Growth Fund*
                         -------------------- ------------------ ------------------
Class A
 1 year.................        $  675              $  756             $  749
 3 years................        $  887              $1,135             $1,115
 5 years................        $1,117              $1,538             $1,504
 10 years...............        $1,777              $2,669             $2,589

Class B (assuming
 redemption at end of
 period)
 1 year.................        $  682              $  757             $  750
 3 years................        $  863              $1,191             $1,170
 5 years................        $1,070              $1,550             $1,516
 10 years...............        $1,719(1)           $2,714(2)          $2,495(1)

Class B (assuming no
 redemption)
 1 year.................        $  182              $  257             $  250
 3 years................        $  564              $  791             $  770
 5 years................        $  971              $1,350             $1,316
 10 years...............        $1,719(1)           $2,714(2)          $2,495(1)

Institutional Class I
 1 year.................        $   94                 --              $  175
 3 years................        $  293                 --              $  542
 5 years................        $  509                 --              $  933
 10 years...............        $1,131                 --              $2,030

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                          Small Cap Growth Small Cap Growth  Small Cap Growth
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.85%            0.95%             0.95%
 Class B.................       0.85%            0.95%             0.95%
 Institutional Class I...       0.85%             --               0.95%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.34%            5.66%             0.59%
 Class B.................       0.98%            5.63%             0.59%
 Institutional Class I...       1.57%             --               0.84%

Total Fund Operating
 Expenses
 Class A.................       2.44%(1)         6.96%(2)          1.89%(2)
 Class B.................       2.83%(1)         7.58%(2)          2.54%(2)
 Institutional Class I...       2.42%(1)          --               1.79%(2)

Expense
 Waiver/Reimbursement
 Class A.................       1.04%(1)          --                --
 Class B.................       0.68%(1)          --                --
 Institutional Class I...       1.14%(1)          --                --

Net Expenses
 Class A.................       1.40%(1)         6.96%(2)          1.89%(2)
 Class B.................       2.15%(1)         7.58%(2)          2.54%(2)
 Institutional Class I...       1.28%(1)          --               1.79%(2)

--------
*  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.82% for Class A shares and 2.47% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.72% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                                                 Pro Forma
                            Current Expenses Current Expenses     Expenses
                            American General  North American   North American
                            Small Cap Growth Small Cap Growth Small Cap Growth
                                  Fund             Fund            Fund*
                            ---------------- ---------------- ----------------
Class A
 1 year....................      $  709           $1,225           $  756
 3 years...................      $  993           $2,486           $1,135
 5 years...................      $1,298           $3,698           $1,538
 10 years..................      $2,163           $6,527           $2,659

Class B (assuming
 redemption at end of
 period)
 1 year....................      $  732           $1,248           $  757
 3 years...................      $1,000           $2,587           $1,191
 5 years...................      $1,270           $3,733           $1,550
 10 years..................      $2,085(1)        $6,573(2)        $2,567(1)

Class B (assuming no
 redemption)
 1 year....................      $  218           $  748           $  257
 3 years...................      $  673           $2,187           $  791
 5 years...................      $1,155           $3,753           $1,350
 10 years..................      $2,085(1)        $6,573(2)        $2,567(1)

Institutional Class I
 1 year....................      $  130              --            $  182
 3 years...................      $  406              --            $  563
 5 years...................      $  703              --            $  970
 10 years..................      $1,540              --            $2,105


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                                                Current
                           Current Expenses    Expenses     Pro Forma Expenses
                           American General North American    North American
                           Large Cap Value  Growth & Income  Growth & Income
                                 Fund             Fund            Fund*
                           ---------------- --------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A..................       0.50%           0.67%             0.73%
 Class B..................       0.50%           0.67%             0.73%
 Institutional Class I....       0.50%            --               0.73%

12b-1 Fees
 Class A..................       0.25%           0.35%             0.35%
 Class B..................       1.00%           1.00%             1.00%
 Institutional Class I....       None             --               None

Other Expenses
 Class A..................       1.38%           0.47%             0.31%
 Class B..................       0.98%           0.46%             0.31%
 Institutional Class I....       1.79%            --               0.56%

Total Fund Operating
 Expenses
 Class A..................       2.13%(1)        1.49%(2)          1.39%
 Class B..................       2.48%(1)        2.13%(2)          2.04%
 Institutional Class I....       2.29%(1)         --               1.29%

Expense
 Waiver/Reimbursement
 Class A..................       1.08%(1)         --                --
 Class B..................       0.68%(1)         --                --
 Institutional Class I....       1.36%(1)         --                --

Net Expenses
 Class A..................       1.05%(1)        1.49%(2)          1.39%
 Class B..................       1.80%(1)        2.13%(2)          2.04%
 Institutional Class I....       0.93%(1)         --               1.29%

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.46% for Class A shares and 2.11% for Class B shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                                Current
                           Current Expenses    Expenses     Pro Forma Expenses
                           American General North American    North American
                           Large Cap Value  Growth & Income  Growth & Income
                                 Fund            Fund             Fund*
                           ---------------- --------------- ------------------
Class A
 1 year...................      $  676          $  718            $  709
 3 years..................      $  890          $1,019            $  993
 5 years..................      $1,122          $1,341            $1,297
 10 years.................      $1,788          $2,252            $2,158

Class B (assuming
 redemption at end of
 period)
 1 year...................      $  699          $  716            $  707
 3 years..................      $  897          $1,057            $1,040
 5 years..................      $1,093          $1,344            $1,298
 10 years.................      $1,708(1)       $2,297(2)         $2,045(1)

Class B (assuming no
 redemption)
 1 year...................      $  183          $  216            $  207
 3 years..................      $  567          $  667            $  640
 5 years..................      $  976          $1,144            $1,098
 10 years.................      $1,708(1)       $2,297(2)         $2,045(1)

Institutional Class I
 1 year...................      $   95             --             $  131
 3 years..................      $  296             --             $  409
 5 years..................      $  515             --             $  708
 10 years.................      $1,143             --             $1,556


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Mid Cap Value    Mid Cap Value     Mid Cap Value
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.75%            0.90%             0.90%
 Class B.................       0.75%            0.90%             0.90%
 Institutional Class I...       0.75%             --               0.90%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.43%            0.60%             0.60%
 Class B.................       1.02%            0.60%             0.60%
 Institutional Class I...       1.76%             --               0.85%

Total Fund Operating
 Expenses
 Class A.................       2.43%(1)         1.85%             1.85%(2)
 Class B.................       2.77%(1)         2.50%             2.50%(2)
 Institutional Class I...       2.51%(1)          --               1.75%(2)

Expense
 Waiver/Reimbursement
 Class A.................       1.14%(1)          --                --
 Class B.................       0.73%(1)          --                --
 Institutional Class I...       1.34%(1)          --                --

Net Expenses
 Class A.................       1.29%(1)         1.85%             1.85%(2)
 Class B.................       2.04%(1)         2.50%             2.50%(2)
 Institutional Class I...       1.17%(1)          --               1.75%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.78% for Class A shares, 2.43% for Class B shares and 1.68% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Mid Cap Value    Mid Cap Value     Mid Cap Value
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $  699           $  752            $  752
 3 years.................      $  961           $1,123            $1,123
 5 years.................      $1,242           $1,518            $1,518
 10 years................      $2,042           $2,619            $2,619

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  707           $  753            $  753
 3 years.................      $  940           $1,179            $1,179
 5 years.................      $1,198           $1,531            $1,531
 10 years................      $1,990(1)        $2,673(2)         $2,525(1)

Class B (assuming no
 redemption)
 1 year..................      $  207           $  253            $  253
 3 years.................      $  640           $  779            $  779
 5 years.................      $1,099           $1,331            $1,331
 10 years................      $1,990(1)        $2,673(2)         $2,525(1)

Institutional Class I
 1 year..................      $  119              --             $  178
 3 years.................      $  372              --             $  551
 5 years.................      $  644              --             $  949
 10 years................      $1,420              --             $2,062


--------
 *  With respect to Merger Shares.
(1)  Assumes conversion to Class A shares after six years.
(2)  Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses
                          American General  North American  Pro Forma Expenses
                            Stock Index      Stock Index      North American
                                Fund             Fund       Stock Index Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.27%            0.27%             0.27%
 Class B.................       0.27%            0.27%             0.27%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%

Other Expenses
 Class A.................       1.01%            0.66%             0.66%
 Class B.................       0.71%            0.66%             0.66%

Total Fund Operating
 Expenses
 Class A.................       1.53%(1)         1.28%             1.28%(2)
 Class B.................       1.98%(1)         1.93%             1.93%(2)

Expense
 Waiver/Reimbursement
 Class A.................       0.71%(1)          --                --
 Class B.................       0.41%(1)          --                --

Net Expenses
 Class A.................       0.82%(1)         1.28%             1.28%(2)
 Class B.................       1.57%(1)         1.93%             1.93%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.00% for Class A shares and 1.65% for Class B shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                                                                  Pro Forma
                              Current Expenses Current Expenses    Expenses
                              American General  North American  North American
                                Stock Index      Stock Index     Stock Index
                                    Fund             Fund           Fund*
                              ---------------- ---------------- --------------
Class A
 1 year......................      $  654          $   698          $  698
 3 years.....................      $  822          $   958          $  958
 5 years.....................      $1,005          $ 1,237          $1,237
 10 years....................      $1,534          $ 2,031          $2,031

Class B (assuming redemption
 at end of period)
 1 year......................      $  660          $   696          $  696
 3 years.....................      $  796          $ 1,006          $1,006
 5 years.....................      $  955          $ 1,242          $1,242
 10 years....................      $1,474(1)       $ 2,083(2)       $1,925(1)

Class B (assuming no
 redemption)
 1 year......................      $  160          $   196          $  196
 3 years.....................      $  496          $   606          $  606
 5 years.....................      $  856          $ 1,042          $1,042
 10 years....................      $1,474(1)       $ 2,083(2)       $1,925(1)

--------
 *  With respect to Merger Shares.
(1)  Assumes conversion to Class A shares after six years.
(2)  Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Balanced Fund    Balanced Fund     Balanced Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.80%            0.75%             0.78%
 Class B.................       0.80%            0.75%             0.78%
 Institutional Class I...       0.80%             --               0.78%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.42%            0.50%             0.40%
 Class B.................       0.96%            0.50%             0.40%
 Institutional Class I...       1.77%             --               0.65%

Total Fund Operating
 Expenses
 Class A.................       2.47%(1)         1.60%(2)          1.53%(2)
 Class B.................       2.76%(1)         2.25%(2)          2.18%(2)
 Institutional Class I...       2.57%(1)          --               1.43%(2)

Expense
 Waiver/Reimbursement
 Class A.................       1.40%(1)          --                --
 Class B.................       0.94%(1)          --                --
 Institutional Class I...       1.62%(1)          --                --

Net Expenses
 Class A.................       1.07%(1)         1.60%(2)          1.53%(2)
 Class B.................       1.82%(1)         2.25%(2)          2.18%(2)
 Institutional Class I...       0.95%(1)          --               1.43%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.51% for Class A shares and 2.16% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.41% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Balanced Fund    Balanced Fund     Balanced Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $  678           $  728            $  722
 3 years.................      $  896           $1,051            $1,031
 5 years.................      $1,132           $1,396            $1,361
 10 years................      $1,810           $2,368            $2,294

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  685           $  728            $  721
 3 years.................      $  873           $1,103            $1,082
 5 years.................      $1,085           $1,405            $1,369
 10 years................      $1,752(1)        $2,419(2)         $2,195(1)

Class B (assuming no
 redemption)
 1 year..................      $  185           $  228            $  221
 3 years.................      $  573           $  703            $  682
 5 years.................      $  986           $1,205            $1,169
 10 years................      $1,752(1)        $2,419(2)         $2,195(1)

Institutional Class I
 1 year..................      $   97              --             $  146
 3 years.................      $  303              --             $  452
 5 years.................      $  525              --             $  782
 10 years................      $1,166              --             $1,713


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                            Current       Current       Current      Pro Forma
                           Expenses      Expenses      Expenses      Expenses
                           American      American        North         North
                            General       General      American      American
                         International International International International
                          Growth Fund   Value Fund    Equity Fund  Equity Fund*
                         ------------- ------------- ------------- -------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A................     0.90%         1.00%         0.90%         0.90%
 Class B................     0.90%         1.00%         0.90%         0.90%
 Institutional Class I..     0.90%         1.00%          --           0.90%

12b-1 Fees
 Class A................     0.25%         0.25%         0.35%         0.35%
 Class B................     1.00%         1.00%         1.00%         1.00%
 Institutional Class I..     None          None           --           None

Other Expenses
 Class A................     1.53%         1.40%         0.73%         0.66%
 Class B................     1.25%         1.06%         0.73%         0.66%
 Institutional Class I..     1.85%         1.68%          --           0.91%

Total Fund Operating
 Expenses
 Class A................     2.68%(1)      2.65%(1)      1.98%(2)      1.91%(2)
 Class B................     3.15%(1)      3.06%(1)      2.63%(2)      2.56%(2)
 Institutional Class I..     2.75%(1)      2.68%(1)       --           1.81%(2)

Expense
 Waiver/Reimbursement
 Class A................     1.28%(1)      1.36%(1)       --            --
 Class B................     1.00%(1)      1.02%(1)       --            --
 Institutional Class I..     1.47%(1)      1.51%(1)       --            --

Net Expenses
 Class A................     1.40%(1)      1.29%(1)      1.98%(2)      1.91%(2)
 Class B................     2.15%(1)      2.04%(1)      2.63%(2)      2.56%(2)
 Institutional Class I..     1.28%(1)      1.17%(1)       --           1.81%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.90% for Class A shares and 2.55% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.80% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                            Current       Current       Current      Pro Forma
                           Expenses      Expenses      Expenses      Expenses
                           American      American        North         North
                            General       General      American      American
                         International International International International
                          Growth Fund   Value Fund    Equity Fund  Equity Fund*
                         ------------- ------------- ------------- -------------
Class A
 1 year.................    $  709        $  699        $  764        $  758
 3 years................    $  993        $  961        $1,161        $1,141
 5 years................    $1,298        $1,243        $1,581        $1,547
 10 years...............    $2,163        $2,047        $2,749        $2,679

Class B (assuming
 redemption at end of
 period)
 1 year.................    $  718        $  707        $  766        $  759
 3 years................    $  973        $  940        $1,217        $1,196
 5 years................    $1,254        $1,198        $1,595        $1,560
 10 years...............    $2,107(1)     $1,990(1)     $2,803(2)     $2,587(1)

Class B (assuming no
 redemption)
 1 year.................    $  218        $  207        $  266        $  259
 3 years................    $  673        $  640        $  817        $  796
 5 years................    $1,155        $1,099        $1,395        $1,360
 10 years...............    $2,107(1)     $1,990(1)     $2,803(2)     $2,587(1)

Institutional Class I
 1 year.................    $  130        $  119           --         $  183
 3 years................    $  406        $  372           --         $  566
 5 years................    $  702        $  644           --         $  975
 10 years...............    $1,545        $1,420           --         $2,116


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                                Current       Current     Current    Pro Forma
                               Expenses      Expenses    Expenses    Expenses
                               American      American      North       North
                                General       General    American    American
                               Core Bond   Domestic Bond Core Bond   Core Bond
                                 Fund          Fund        Fund        Fund*
                               ---------   ------------- ---------   ---------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of average
 net assets)

Management Fees
 Class A.....................    0.48%         0.60%       0.60%       0.60%
 Class B.....................    0.48%         0.60%       0.60%       0.60%
 Institutional Class I.......    0.48%         0.60%        --         0.60%
 Institutional Class II......    0.48%         0.60%        --         0.60%

12b-1 Fees
 Class A.....................    0.25%         0.25%       0.35%       0.35%
 Class B.....................    1.00%         1.00%       1.00%       1.00%
 Institutional Class I.......    None          None         --         None
 Institutional Class II......    None          None         --         None

Other Expenses
 Class A.....................    0.86%         1.45%       0.75%       0.44%
 Class B.....................    0.74%         0.95%       0.79%       0.44%
 Institutional Class I.......    1.29%         1.50%        --         0.69%
 Institutional Class II......    0.57%         1.63%        --         0.44%

Total Fund Operating Expenses
 Class A.....................    1.59%(1)      2.30%(1)    1.70%(2)    1.39%(2)
 Class B.....................    2.22%(1)      2.55%(1)    2.39%(2)    2.04%(2)
 Institutional Class I.......    1.77%(1)      2.10%(1)     --         1.29%(2)
 Institutional Class II......    1.05%(1)      2.23%(1)     --         1.04%(2)

Expense Waiver/Reimbursement
 Class A.....................    0.54%(1)      1.27%(1)     --          --
 Class B.....................    0.42%(1)      0.77%(1)     --          --
 Institutional Class I.......    0.84%(1)      1.19%(1)     --          --
 Institutional Class II......    0.37%(1)      1.57%(1)     --          --

Net Expenses
 Class A.....................    1.05%(1)      1.03%(1)    1.70%(2)    1.39%(2)
 Class B.....................    1.80%(1)      1.78%(1)    2.39%(2)    2.04%(2)
 Institutional Class I.......    0.93%(1)      0.91%(1)     --         1.29%(2)
 Institutional Class II......    0.68%(1)      0.66%(1)     --         1.04%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.30% for Class A shares and 1.95% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.20% for Institutional Class I shares and 0.95% for Institutional Class II shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                               Current       Current     Current    Pro Forma
                              Expenses      Expenses    Expenses    Expenses
                              American      American      North       North
                               General       General    American    American
                              Core Bond   Domestic Bond Core Bond   Core Bond
                                Fund          Fund        Fund        Fund*
                              ---------   ------------- ---------   ---------
Class A
 1 year......................  $  577        $  575      $  640      $  610
 3 years.....................  $  793        $  787      $  985      $  894
 5 years.....................  $1,028        $1,017      $1,354      $1,199
 10 years....................  $1,701        $1,675      $2,388      $2,064

Class B (assuming redemption
 at end of period)
 1 year......................  $  683        $  681      $  742      $  707
 3 years.....................  $  866        $  860      $1,145      $1,040
 5 years.....................  $1,075        $1,064      $1,475      $1,298
 10 years....................  $1,730(1)     $1,708(1)   $2,552(2)   $2,043(1)

Class B (assuming no
 redemption)
 1 year......................  $  183        $  181      $  242      $  207
 3 years.....................  $  567        $  561      $  745      $  640
 5 years.....................  $  976        $  965      $1,275      $1,098
 10 years....................  $1,730(1)     $1,708(1)   $2,552(2)   $2,043(1)

Institutional Class I
 1 year......................  $   95        $   93         --       $  131
 3 years.....................  $  296        $  290         --       $  409
 5 years.....................  $  515        $  504         --       $  708
 10 years....................  $1,143        $1,120         --       $1,556

Institutional Class II
 1 year......................  $   69        $   67         --       $  106
 3 years.....................  $  218        $  211         --       $  331
 5 years.....................  $  379        $  368         --       $  574
 10 years....................  $  847        $  822         --       $1,267

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Strategic Bond  Strategic Income  Strategic Income
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.60%            0.74%             0.75%
 Class B.................       0.60%            0.74%             0.75%
 Institutional Class I...       0.60%             --               0.75%

12b-1 Fees
 Class A.................       0.25%            0.35%             0.35%
 Class B.................       1.00%            1.00%             1.00%
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       1.63%            0.58%             0.50%
 Class B.................       1.48%            0.58%             0.50%
 Institutional Class I...       1.90%             --               0.75%

Total Fund Operating
 Expenses
 Class A.................       2.48%(1)         1.67%(2)          1.60%(2)
 Class B.................       3.08%(1)         2.32%(2)          2.25%(2)
 Institutional Class I...       2.50%(1)          --               1.50%(2)

Expense
 Waiver/Reimbursement
 Class A.................       1.33%(1)          --                --
 Class B.................       1.18%(1)          --                --
 Institutional Class I...       1.47%(1)          --                --

Net Expenses
 Class A.................       1.15%(1)         1.67%(2)          1.60%(2)
 Class B.................       1.90%(1)         2.32%(2)          2.25%(2)
 Institutional Class I...       1.03%(1)          --               1.50%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.55% for Class A shares and 2.20% for Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 1.45% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Strategic Bond  Strategic Income  Strategic Income
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $  587           $  637            $  630
 3 years.................      $  823           $  976            $  956
 5 years.................      $1,079           $1,339            $1,304
 10 years................      $1,811           $2,357            $2,285

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  693           $  735            $  728
 3 years.................      $  897           $1,124            $1,103
 5 years.................      $1,126           $1,440            $1,405
 10 years................      $1,839(1)        $2,491(2)         $2,265(1)

Class B (assuming no
 redemption)
 1 year..................      $  193           $  235            $  228
 3 years.................      $  597           $  724            $  703
 5 years.................      $1,027           $1,240            $1,205
 10 years................      $1,839(1)        $2,491(2)         $2,265(1)

Institutional Class I
 1 year..................      $  105              --             $  153
 3 years.................      $  328              --             $  474
 5 years.................      $  569              --             $  818
 10 years................      $1,259              --             $1,791

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Municipal Bond   Municipal Bond    Municipal Bond
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.50%            0.60%             0.60%
 Class B.................       0.50%            0.60%             0.60%

12b-1 Fees
 Class A.................       0.25%            0.15%             0.15%
 Class B.................       1.00%            1.00%             1.00%

Other Expenses
 Class A.................       1.18%            0.66%             0.59%
 Class B.................       1.06%            0.66%             0.59%

Total Fund Operating
 Expenses
 Class A.................       1.93%(1)         1.41%(2)          1.34%(2)
 Class B.................       2.56%(1)         2.26%(2)          2.19%(2)

Expense
 Waiver/Reimbursement
 Class A.................       0.88%(1)          --                --
 Class B.................       0.76%(1)          --                --

Net Expenses
 Class A.................       1.05%(1)         1.41%(2)          1.34%(2)
 Class B.................       1.80%(1)         2.26%(2)          2.19%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rates of 1.00% for Class A shares and 1.85% for Class B shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                           Municipal Bond   Municipal Bond    Municipal Bond
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $  577           $  612            $  605
 3 years.................      $  793           $  900            $  879
 5 years.................      $1,028           $1,209            $1,174
 10 years................      $1,701           $2,086            $2,011

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  683           $  729            $  722
 3 years.................      $  866           $1,106            $1,085
 5 years.................      $1,075           $1,410            $1,375
 10 years................      $1,730(1)        $2,378(2)         $2,106(1)

Class B (assuming no
 redemption)
 1 year..................      $  183           $  229            $  222
 3 years.................      $  567           $  706            $  685
 5 years.................      $  976           $1,210            $1,175
 10 years................      $1,730(1)        $2,378(2)         $2,106(1)


--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.
(2) Assumes conversion to Class A shares after eight years.

                          Current Expenses Current Expenses Pro Forma Expenses
                          American General  North American    North American
                            Money Market     Money Market      Money Market
                                Fund             Fund             Fund*
                          ---------------- ---------------- ------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)

Management Fees
 Class A.................       0.25%            0.20%             0.20%
 Class B.................       0.25%            0.20%             0.20%
 Institutional Class I...       0.25%             --               0.20%

12b-1 Fees
 Class A.................       0.25%            None              None
 Class B.................       1.00%            None              None
 Institutional Class I...       None              --               None

Other Expenses
 Class A.................       0.92%            0.75%             0.72%
 Class B.................       0.98%            0.79%             0.72%
 Institutional Class I...       1.60%             --               0.97%

Total Fund Operating
 Expenses
 Class A.................       1.42%(1)         0.95%(2)          0.92%(2)
 Class B.................       2.23%(1)         0.99%(2)          0.92%(2)
 Institutional Class I...       1.85%(1)          --               1.17%(2)

Expense
 Waiver/Reimbursement
 Class A.................       0.62%(1)          --                --
 Class B.................       0.68%(1)          --                --
 Institutional Class I...       1.17%(1)          --                --

Net Expenses
 Class A.................       0.80%(1)         0.95%(2)          0.92%(2)
 Class B.................       1.55%(1)         0.99%(2)          0.92%(2)
 Institutional Class I...       0.68%(1)          --               1.17%(2)

--------
 *  With respect to Merger Shares.
(1) VALIC has agreed to waive or reimburse expenses as shown pursuant to a contractual arrangement, which will extend for an indefinite period of time.
(2) AGAM is currently voluntarily waiving fees and/or reimbursing expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 0.70% for Class A and Class B shares, and expects to voluntarily waive fees and/or reimburse expenses to the extent necessary to limit total Fund operating expenses to the annual rate of 0.70% for Institutional Class I shares.

Example of Fund Expenses:

   An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and, except as indicated, redemption at the end of each time period:

                          Current Expenses Current Expenses
                          American General  North American  Pro Forma Expenses
                            Money Market     Money Market     North American
                                Fund             Fund       Money Market Fund*
                          ---------------- ---------------- ------------------
Class A
 1 year..................      $   82           $   97            $   94
 3 years.................      $  257           $  303            $  293
 5 years.................      $  447           $  525            $  509
 10 years................      $  999           $1,166            $1,128

Class B (assuming
 redemption at end of
 period)
 1 year..................      $  655           $  101            $   94
 3 years.................      $  802           $  315            $  293
 5 years.................      $  945           $  547            $  509
 10 years................      $1,432(1)        $1,213            $1,128(1)

Class B (assuming no
 redemption)
 1 year..................      $  155           $  101            $   94
 3 years.................      $  481           $  315            $  293
 5 years.................      $  830           $  547            $  509
 10 years................      $1,432(1)        $1,213            $1,128(1)

Institutional Class I
 1 year..................      $   69              --             $  121
 3 years.................      $  218              --             $  378
 5 years.................      $  379              --             $  654
 10 years................      $  847              --             $1,443

--------
 * With respect to Merger Shares.
(1) Assumes conversion to Class A shares after six years.

Federal Income Tax Consequences

   For federal income tax purposes, the Mergers of the Acquired Funds into the Acquiring Funds will be tax-free reorganizations. Accordingly, no gain or loss will be recognized by these Acquired Funds or by their shareholders as a result of the Mergers, and the aggregate tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shareholder's Acquired Fund shares.

   A substantial portion of the portfolio assets of each of the American General International Growth Fund, the American General International Value Fund, the American General Large Cap Value Fund and the American General Domestic Bond Fund may be sold in connection with the Mergers of those Funds into the respective Acquiring Funds. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the selling Fund's tax basis in such assets. Any capital gains recognized in these sales will be distributed to the selling Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

   For more information about the federal income tax consequences of the Mergers, see "Information About the Mergers--Federal Income Tax Consequences."

Comparison of Investment Objectives, Policies, Restrictions and Risks

   As a general matter, the Acquiring Funds have investment objectives and policies that are similar to those of the corresponding Acquired Funds. The investment objectives, policies, restrictions and risks of the Acquired Funds and the Acquiring Funds, and certain differences between them, are summarized below. The investment objectives of the Acquiring Funds other than the North American Mid Cap Value Fund and the North American Stock Index Fund cannot be changed without shareholder approval. The investment objectives of the Acquired Funds, however, may be changed by a vote of the Board of Trustees. For a more detailed description of the investment techniques used by the Acquired Funds and the Acquiring Funds, please see the AGSPC2 Prospectus and the North American Prospectus. For information concerning the risks associated with investments in the various Funds, see "Risk Factors" below.

 American General Large Cap Growth Fund vs. North American Large Cap Growth
 Fund

   The North American Large Cap Growth Fund and the American General Large Cap Growth Fund have similar investment objectives. While the North American Large Cap Growth Fund seeks long-term capital growth, the American General Large Cap Growth Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

   The total average annual return for the American General Large Cap Growth Fund and the North American Large Cap Growth Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                               1 Year 11/02/98**
                                                               ------ ----------
American General Large Cap Growth Fund........................ 29.23%   41.24%

                                                                        Since
                                                               1 Year 3/04/98**
                                                               ------ ----------
North American Large Cap Growth Fund.......................... 30.42%   24.49%

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance is not an indication of how the Funds will perform in the future. For further information about the North American Large Cap Growth Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B to this Prospectus/Proxy Statement and the North American Prospectus. For further information about waivers/reimbursements that affected the American General Large Cap Growth Fund's performance, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   The North American Large Cap Growth Fund typically invests at least 65% of its total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected to increase faster than the market average. The American General Large Cap Growth Fund invests at least 65% of its total assets in the equity securities of U.S. large cap companies using the Goldman Sachs & Co. Quantitative Equity Strategy to select its investments and balance expected returns against portfolio risk. The American General Large Cap Growth Fund aims to achieve minimum deviation from the sector allocation, risk statistics and macroeconomic sensitivity of the Russell 1000(R) Growth Index. The Fund's assets are traded regularly and rebalanced to align its positions with current market outlooks.

   Each of the Funds may invest in other types of equity securities, however, the American General Large Cap Growth Fund may invest no more than 25% of its total assets in equity securities other than those of large-cap U.S. issuers. The American General Large Cap Growth Fund may invest in foreign securities, but only if those securities are traded in the United States. In contrast, the North American Large Cap Growth Fund may invest up to 100% of its total assets in American Depository Receipts ("ADRs"), and up to 30% in foreign securities other than ADRs. However, no more than 25% of the North American Large Cap Growth Fund's assets may be invested in any one foreign country.

   Both the North American Large Cap Growth Fund and the American General Large Cap Growth Fund may invest in investment grade bonds rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poors Ratings Group ("S&P"). Unlike the American General Large Cap Growth Fund, the North American Large Cap Growth Fund may invest in lower-rated bonds, provided not more than 5% of its total assets are invested in unrated or below-investment grade fixed-income securities, with the exception of preferred stocks. Both of the Funds may invest in derivatives.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following principal risks:

  . Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
  . Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates)
  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers of financial markets generally, including, in particular, the risks associated with growth stocks)
  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
  . Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

Certain of these risks may be greater for the North American Large Cap Growth Fund. In particular, because the North American Large Cap Growth Fund may invest in foreign securities and below investment grade bonds to a greater extent, it may be subject to greater Foreign Investment Risk, Currency Risk and Credit Risk.

 American General Mid Cap Growth Fund vs. North American Mid Cap Growth Fund

   The American General Mid Cap Growth Fund and the North American Mid Cap Growth Fund have similar investment objectives. The American General Mid Cap Growth Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective for the American General Mid Cap Growth Fund. The North American Mid Cap Growth Fund seeks long term capital appreciation.

   The total average annual return for the American General Mid Cap Growth Fund and the North American Mid Cap Growth Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                              1 Year  11/02/98**
                                                              ------- ----------
American General Mid Cap Growth Fund......................... (2.65)%    9.65%
                                                                        Since
                                                              1 Year  3/04/96**
                                                              ------- ----------
North American Mid Cap Growth Fund...........................  24.60%   19.33%

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance is not an indication of how the Funds will perform in the future. For further information about the North American Mid Cap Growth Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For further information about waivers/reimbursements that affected the American General Mid Cap Growth Fund's performance, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   The North American Mid Cap Growth Fund focuses on investment in the equity securities of mid-cap issuers, with total market capitalizations of $2 billion to $15 billion, while the American General Mid Cap Growth Fund invests primarily in the equity securities of medium capitalization companies, including those with market capitalizations of $1 billion to $10 billion. Each Fund may also invest in the securities of larger issuers.

   The American General Mid Cap Growth Fund seeks to achieve capital appreciation through an opportunistic investment strategy with a growth bias. The Fund will purchase equity securities of companies that the subadviser feels are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known, or possess value that is not currently recognized by the investment community. The subadviser analyzes and selects stocks on a company by company basis, rather than using sector or macro analysis. The subadviser selects specific investments by employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed-income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall securities market.

   The North American Mid Cap Growth Fund invests the core of its portfolio in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio will be invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the subadviser believes will lead to rapid sales or earnings growth. The North American Mid Cap Growth Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments will usually be bought and sold frequently.

   The North American Mid Cap Growth Fund may invest up to 20% of its total assets in foreign securities, and may also purchase ADRs or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation, while the American General Mid Cap Growth Fund may only invest up to 10% of its total assets in foreign equity securities, including ADRs. The North American Mid Cap Growth Fund may invest in derivatives, while the American General Mid Cap Growth Fund may not. Unlike the North American Mid Cap Growth Fund, which may invest up to 15% of its total assets in certain fixed-income securities, the American General Mid Cap Growth Fund may not invest in investment grade bonds.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following risks:

  . Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
  . Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates)
  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with growth stocks)
  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
  . Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)

  . Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

Certain of these risks may be greater for the North American Mid Cap Growth Fund. In particular, because the North American Mid Cap Growth Fund may invest to a greater extent in foreign investments and bonds, it may be subject to greater Foreign Investment Risk, Currency Risk, Credit Risk and Interest Rate Risk. Also, because the North American Mid Cap Growth Fund may invest in derivatives while the American General Mid Cap Growth Fund may not, it may be subject to greater Derivatives Risk.

 American General Small Cap Growth Fund vs. North American Small Cap Growth
 Fund

   The American General Small Cap Growth Fund and the North American Small Cap Growth Fund have similar investment objectives. The American General Small Cap Growth Fund's investment objective is to provide long-term growth from a portfolio of equity securities of small capitalization growth companies. The North American Small Cap Growth Fund seeks maximum capital appreciation and focuses on emerging growth companies, which are small or medium sized companies beyond their start-up phase showing positive earnings or the potential for accelerated earnings growth. The North American Small Cap Growth Fund is not diversified, which means it may invest in a relatively small number of issuers of securities, and its value may be affected very significantly by the change in value of a single security.

   The total average annual return for the American General Small Cap Growth Fund and the North American Small Cap Growth Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                               1 Year 11/02/98**
                                                               ------ ----------
American General Small Cap Growth Fund........................ 52.89%   64.26%

                                                                         Since
                                                                1 Year 1/06/98**
                                                                ------ ---------
North American Small Cap Growth Fund........................... 63.18%  28.58%

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance is not an indication of how the Funds will perform in the future. For further information about the North American Small Cap Growth Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For further information about waivers/reimbursements that affected the American General Small Cap Growth Fund's performance, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   Both the American General Small Cap Growth Fund and the North American Small Cap Growth Fund invest primarily in the equity securities of growth companies. Both Funds may invest in companies of various sizes, but the American General Small Cap Growth Fund must invest at least 65% of its total assets in small-capitalization companies. The North American Small Cap Growth Fund will usually invest at least 65% of its assets in small- or medium-cap growth companies. As a diversified fund, the American General Small Cap Growth Fund may not invest more than 25% of its assets in the securities of any single industry, but on an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. The North American Small Cap Growth Fund may also invest in "special situation" companies, such as companies undergoing an acquisition, a restructuring, or a reorganization.

   Both Funds may invest in common and preferred stocks, warrants and convertible securities. The Funds may also invest in derivatives and investment grade bonds. However, unlike the North American Small Cap Growth Fund, the American General Small Cap Growth Fund may invest in below investment grade bonds. Both Funds may invest in foreign securities, but the North American Small Cap Growth Fund may only invest up to 20% of its assets in such securities.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following principal risks:

  . Concentration Risk (the risk that investing in a smaller number of securities increases investment risks)
  . Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
  . Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates)
  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with growth stocks and investing in smaller companies)
  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
  . Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
  . Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

Certain of these risks may be greater for the North American Small Cap Growth Fund. Because the North American Small Cap Growth Fund is not diversified, it may be subject to greater Concentration Risk.

 American General Large Cap Value Fund vs. North American Growth & Income Fund

   The following compares the investment strategies and performance of the American General Large Cap Value Fund with those of the North American Growth & Income Fund. The American General Large Cap Value Fund seeks to provide total returns that exceed over time the Russell(R) 1000 Value Index through investment in equity securities. The North American Growth & Income Fund seeks to provide long-term growth of capital and income consistent with prudent investment risk by investing mostly in a diversified portfolio of common stocks that the subadviser believes to be of high quality.

   The total average annual return for the American General Large Cap Value Fund and the North American Growth & Income Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                      1 Year  5 Years 11/02/98**
                                                      ------- ------- ----------
American General Large Cap Value Fund................ (0.78)%   N/A     6.08%

                                                                         Since
                                                        1 Year 5 Years 4/01/94**
                                                        ------ ------- ---------
North American Growth & Income Fund.................... 10.78% 23.47%   20.95%

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance is not an indication of how the Funds will perform in the future. For further information about the North American Growth & Income Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General Large Cap Value Fund's performance, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   The American General Large Cap Value Fund invests at least 65% of the Fund's assets in equity securities of the largest 1,200 companies by market capitalization traded in the U.S. The portfolio of the Fund is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Russell 1000(R) Value Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index focusing on those with lower price-to-book ratios and lower forecasted growth values. Unlike the American General Large Cap Value Fund, the North American Growth & Income Fund's investment objective is not related to an index. The subadviser of the North American Growth & Income Fund seeks to invest primarily in a diversified portfolio of common stocks of U.S. issuers with a primary emphasis on dividend paying stocks of larger companies.

   While the American General Large Cap Value Fund focuses primarily on equity securities in the Russell 1000(R) Value Index, the North American Growth & Income Fund may invest in securities that can be converted into, or include the right to buy common stocks, including convertible securities issued in the Euromarket and preferred stocks. In addition, the North American Growth & Income Fund may invest in marketable debt securities of domestic issuers and foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P, or unrated securities considered to be of equivalent quality in the judgment of the subadviser. The North American Growth & Income Fund may invest up to 20% of its total assets in such foreign securities. Although the American General Large Cap Value Fund may invest in foreign securities, it focuses more on U.S. issuers. Both Funds may invest in derivatives.

   Selection of stocks for the North American Growth & Income Fund involves the assessment of companies and their business environments, management, balance sheets, income statements, anticipated earnings and dividends, and other related measures of fundamental value relevant to specific industries and/or companies. The Fund's subadviser also monitors and evaluates the economic and political climate and the principal securities markets of the countries in which target companies are located. The subadviser of the American General Large Cap Value Fund selects stocks by combining financial accounting data with earnings forecasts provided by many security analysts. This quantitative method allows the subadviser to quickly evaluate large amounts of data.

   The Funds are generally subject to similar risks, including the following principal risks:

  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with value stocks)
  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

Because the North American Growth & Income Fund may invest to a greater extent in foreign securities, it may be subject to greater Foreign Investment Risk and Currency Risk.

 American General Mid Cap Value Fund vs. North American Mid Cap Value Fund

   The North American Mid Cap Value Fund is a newly created fund that has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Mid Cap Value Fund. For more information about the objectives, policies, restrictions, risks and performance of each of the American General Mid Cap Value Fund and the North American Mid Cap Value Fund, see the AGSPC2 Prospectus and the North American Prospectus.

 American General Stock Index Fund vs. North American Stock Index Fund

   The North American Stock Index Fund is a newly created fund that has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Stock Index Fund. For more information about the objectives, policies, restrictions, risks and performance of each of the American General Stock Index Fund and the North American Stock Index Fund, see the AGSPC2 Prospectus and the North American Prospectus.

 American General Balanced Fund vs. North American Balanced Fund

   The North American Balanced Fund and the American General Balanced Fund have similar investment objectives. The American General Balanced Fund aims to conserve principal and achieve long-term growth of capital and income while the North American Balanced Fund seeks current income and capital appreciation. Both Funds aim to meet their investment objectives by investing in a mixture of equity securities and fixed-income securities.

   The total average annual return for the American General Balanced Fund and the North American Balanced Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                      1 Year  5 Years 11/02/98**
                                                      ------- ------- ----------
American General Balanced Fund.......................   5.59%    N/A    11.63%

                                                                        Since
                                                      1 Year  5 Years 4/01/94**
                                                      ------- ------- ----------
North American Balanced Fund......................... (8.68)% 10.91%     9.19%

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance is not an indication of how the Funds will perform in the future. For further information about the North American Balanced Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General Balanced Fund's performance, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   For the fixed-income portion of its portfolio, the American General Balanced Fund may invest up to 75% of its total assets in fixed-income securities rated A or better by Moody's or S&P or of comparable quality. At all times, the Fund must have at least 25% of its total assets invested in fixed-income senior securities, but up to 20% may be invested in below investment grade bonds. At least 75% of the value of the Fund's fixed-income investments will come from among the following categories: U.S. Government securities, Canadian Government securities, mortgage-related securities of governmental issuers, Government National Mortgage Association ("GNMA") certificates of private issuers, collateralized mortgage obligations, mortgage-backed bonds, and commercial paper. In contrast, the North American Balanced Fund normally invests approximately 25% of its total assets in investment grade debt securities, however, the Fund may not invest more than 5% of its assets in fixed-income securities that are below investment grade.

   For the equity portion of its portfolio, the American General Balanced Fund may invest up to 75% of the Fund's total assets in equity securities listed on national securities exchanges or in the over the counter market. The Fund may also invest up to 10% of its total assets in U.S. small capitalization companies. The North American Balanced Fund may also invest up to 75% of its total assets in equity securities, but there is no requirement that the securities be listed on an exchange or in the over the counter market. The North American Balanced Fund invests in equity securities that include common stocks, convertible corporate securities and preferred stocks and emphasizes investments in dividend paying common stocks. As current income is a component of total return, the subadviser considers companies' dividend payout records. Unlike the American General Balanced Fund, there is no percentage limit on investment in small capitalization companies.

   Both Funds may invest in ADRs and securities of foreign issuers denominated in foreign currencies, however, the North American Balanced Fund may invest up to 30% of its net assets in foreign securities other than ADRs. In addition, no more than 25% of the North American Balanced Fund's assets may be invested in the securities of issuers of any single foreign country. Both Funds may invest in derivatives.

   Because the Funds follow similar investment policies, they are generally subject to the same risks, including the following principal risks:

  . Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations, including, in particular, the risks associated with below investment grade fixed-income securities)
  . Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates)
  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with growth stocks, value stocks and investing in smaller companies)

  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
  . Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

 American General International Growth Fund vs. North American International Equity Fund

   The following compares the investment objectives, strategies and performances of the American General International Growth Fund and the North American International Equity Fund. The American General International Growth Fund seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks. The North American International Equity Fund seeks long-term capital appreciation and invests primarily in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

   The total average annual return for the American General International Growth Fund and the North American International Equity Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                            1 Year   11/02/98 **
                                                            -------  -----------
American General International Growth Fund.................  47.07%   41.10%

                                                                        Since
                                                            1 Year    1/09/95 **
                                                            -------  -----------
North American International Equity Fund...................  20.91%    9.55%

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance is not an indication of how the Funds will perform in the future. For further information about the North American International Equity Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General International Growth Fund's performance, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   The American General International Growth Fund uses a flexible, value-oriented approach to selecting investments, focusing on companies rather than on countries or markets. The American General International Growth Fund's goal is to identify stocks selling at the greatest discount to their intrinsic future value, as ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. The North American International Equity Fund invests with a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The North American International Equity Fund intends to capitalize on the significance of country and sector selecting in international equity portfolio returns by over-and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

   The North American International Equity Fund intends to invest its assets in the securities of non-U.S. issuers only, whereas the American General International Growth Fund intends to invest a minimum of 65% of its total assets in foreign equity securities of at least three countries outside the U.S. Both Funds may invest in emerging market countries, but the American General International Growth Fund may invest up to 40% of its assets in such securities. Unlike the North American International Equity Fund, the American General International Growth Fund emphasizes smaller capitalization stocks, allowing up to 50% of the total assets to be invested in such stocks. While the North American International Equity Fund may use derivatives for hedging and non-hedging purposes, including futures, options, forward contracts, swaps and structured notes, the American General International Growth Fund may not invest in derivatives.

   The Funds are generally subject to similar risks, including the following principal risks:

  . Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates)

  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with growth stocks and investing in smaller companies)
  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes, including, in particular, the risks associated with investing in emerging market countries)
  . Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

   Certain of these risks may be greater for the North American International Equity Fund. Because the Fund intends to invest in non-U.S. issuers only, it may be subject to greater Foreign Investment Risk and Currency Risk. Also, because the North American International Equity Fund may invest in derivatives while the American General International Growth Fund may not, it may be subject to greater Derivatives Risk.

 American General International Value Fund vs. North American International Equity Fund

   The following compares the investment objectives, strategies and performances of the American General International Value Fund and the North American International Equity Fund. The American General International Value Fund seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside the United States. The North American International Equity Fund seeks long-term capital appreciation, investing primarily in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

   The total average annual return for the American General International Value Fund and the North American International Equity Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                        Since
                                                            1 Year   11/02/98 **
                                                            -------  -----------
American General International Value Fund..................  56.45%   54.35%

                                                                        Since
                                                            1 Year    1/09/95 **
                                                            -------  -----------
North American International Equity Fund...................  20.91%    9.55%

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance is not an indication of how the Funds will perform in the future. For further information about the North American International Equity Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General International Value Fund, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   The American General International Value Fund invests in a portfolio consisting primarily of equity and fixed-income securities of non-U.S. issuers. While the Fund may invest with geographical flexibility, the emphasis is on securities of companies located in Europe, Canada, Australia and the Far East, giving due consideration to economic, social and political developments, currency risks and the liquidity of various national markets. The North American International Equity Fund invests with a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The North American International Equity Fund's managers intend to capitalize on the significance of country and sector selecting in international equity portfolio returns by over- and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and
(iii) market momentum/technicals.

   The North American International Equity Fund intends to invest its assets in the equity securities of non-U.S. issuers only, whereas the American General International Value Fund intends to invest a minimum of 65% of its total assets in such securities. Both of the Funds may invest in emerging market countries. The American General International Value Fund may invest up to 10% of its assets in securities of foreign small capitalization companies.

   Both of the Funds may use derivatives. The American General International Value Fund may invest up to 90% of its total assets in futures and options on foreign currency contracts. The North American International Equity Fund may use derivatives for non-hedging purposes up to 33 1/3% of total assets.

   The Funds are generally subject to similar risks, including the following principal risks:

  . Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates)
  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with value stocks)
  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes, including, in particular, the risks associated with investing in emerging market countries)
  . Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

   Certain of these risks may be greater for the North American International Equity Fund. Because the Fund intends to invest in non-U.S. issuers only, it may be subject to greater Foreign Investment Risk and Currency Risk.

 American General Core Bond Fund vs. North American Core Bond Fund

   The North American Core Bond Fund has adopted investment objectives, policies, restrictions, and will be subject to investment risks, identical to those of the American General Core Bond Fund. For more information regarding the investment objectives, policies, restrictions, risks and performance of the North American Core Bond Fund, see the North American Prospectus and the AGSPC2 Prospectus.

 American General Domestic Bond Fund vs. North American Core Bond Fund

   The American General Domestic Bond Fund and the North American Core Bond Fund have similar investment objectives. The American General Domestic Bond Fund seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income-producing securities. The North American Core Bond Fund seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. In order to increase earning potential, both the American General Domestic Bond Fund and the North American Core Bond Fund may use a part of their portfolio assets to make some higher-risk investments.

   The total average annual return for the American General Domestic Bond Fund and the North American Core Bond Fund is set forth in the chart below.

                            Total Return Comparison
                                As of 12/31/99*

                                                                5       Since
                                                     1 Year   Years   11/02/98**
                                                    --------  ------  ----------
American General Domestic Bond Fund................  (7.90)%    N/A    (5.67)%

                                                                5       Since
                                                     1 Year   Years    5/01/91**
                                                    --------  ------  ----------
North American Core Bond Fund......................  (8.15)%   5.56%    5.89 %

--------
* Performance is for Class A shares of both Funds. The returns for other classes of the Funds will differ from Class A returns due to the expenses of each class. Fund performance data is shown after all expenses and sales charges. The Funds' past performance in not an indication of how the Funds will perform in the future. For further information about the North American Core Bond Fund's performance, including information about expense waivers/reimbursements that affected the Fund's performance, see Appendix B and the North American Prospectus. For more information about waivers/reimbursements that affected the American General Domestic Bond Fund's performance, see the AGSPC2 Prospectus.
**  Inception date of Class A shares.

   The American General Domestic Bond Fund invests at least 65% of its assets in investment grade U.S. corporate fixed-income securities rated at least A by Moody's or S&P, securities issued or guaranteed by the U.S. Government, Yankee bonds, asset-backed bonds and mortgage-backed bonds. The North American Core Bond Fund invests at least 65% of its total assets in medium to high quality fixed-income securities, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities.

   With respect to foreign issuers, the North American Core Bond Fund may invest a portion of the 65% of the Fund's total assets in U.S. dollar-denominated fixed-income securities issued by foreign issuers. The Fund currently intends to limit such securities to no more than 40% of total assets. The American General Domestic Bond Fund, on the other hand, may invest up to 35% of its assets in non-U.S. investment grade intermediate and long-term corporate fixed-income securities rated at least A by Moody's or S&P or of comparable quality, Eurodollar fixed-income securities (which the Fund currently intends to limit to no more than 20% of its total portfolio), securities issued or guaranteed by the Canadian Government, its provinces or their instrumentalities, and interest bearing short-term investments (up to 100% of its assets for temporary defensive purposes). While the American General Domestic Bond Fund may invest in foreign securities denominated in foreign currencies, the North American Core Bond Fund may only invest in securities of foreign issuers that are traded in the United States.

   The American General Domestic Bond Fund may invest up to 25% of its assets in lesser quality fixed-income securities, including corporate bonds rated less than A by Moody's or S&P, mortgage-related securities, and high-yield, high-risk bonds. In contrast, the North American Core Bond Fund may invest up to 10% of its assets in other fixed-income securities, including corporate bonds rated below Baa3 by Moody's and BBB- by S&P. Unlike the American General Domestic Bond Fund, the North American Core Bond Fund may invest up to 20% of its assets in equity securities, including common or preferred stocks, convertible securities and warrants. Both of the Funds may invest up to 35% of total assets in interest bearing short term investments. Both Funds may invest in derivatives.

   The Funds are generally subject to similar risks, including the following principal risks:

  . Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations, including, in particular, the risks associated with below investment grade fixed-income securities)
  . Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates)
  . Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation)
  . Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
  . Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
  . Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
  . Management Risk (the risk that the subadviser of a Fund may not produce the desired investment results)

   Unlike the American General Domestic Bond Fund, the North American Core Bond Fund is actively traded, which means it has a high rate of portfolio turnover. A high portfolio turnover rate generally corresponds with greater brokerage commissions expenses and thus, greater operating expenses. Also, the North American Core Bond Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable at ordinary income tax rates.

 American General Strategic Bond Fund vs. North American Strategic Income Fund

   The North American Strategic Income Fund has adopted investment objectives, policies, restrictions, and will be subject to investment risks, identical to those of the American General Strategic Bond Fund. For more information about the investment objectives, policies, restrictions, risks and performance of the North American Strategic Income Fund, see the North American Prospectus and the AGSPC2 Prospectus.

 American General Municipal Bond Fund vs. North American Municipal Bond Fund

   The North American Municipal Bond Fund has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Municipal Bond Fund. For more information about the investment objectives, policies, restrictions, risks and performance of the North American Municipal Bond Fund, see the North American Prospectus and the AGSPC2 Prospectus.

 American General Money Market Fund vs. North American Money Market Fund

   The North American Money Market Fund has adopted investment objectives, policies and restrictions, and will be subject to investment risks, identical to those of the American General Money Market Fund. For more information about the investment objectives, policies, restrictions, risks and performance of the North American Money Market Fund, see the North American Prospectus and the AGSPC2 Prospectus.

Risk Factors

   Certain risks associated with an investment in the Acquiring Funds are summarized below. Because each Acquiring Fund and the corresponding Acquired Fund share certain policies described more fully above under "Overview of Mergers--Comparison of Investment Objectives, Policies, Restrictions and Risks," many of the risks of an investment in the Acquiring Fund are similar to the risks of an investment in the corresponding Acquired Fund. A more detailed description of the risks associated with an investment in the Acquiring Fund may be found in the North American Prospectus under the caption "More Information About Investment Strategies and Risks" and "Other Risks of Investing" and in the North American SAI under the caption "Investment Policies and Risks."

   The values of all securities and other instruments held by the Acquiring Funds vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Funds will vary, and may be less at the time of redemption than it was at the time of investment.

   Concentration Risk. Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

   Credit Risk. Credit risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed-income security, or the counterparty to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Debt securities rated in one of the four highest rating categories by a rating agency (and comparable unrated securities) are known as "investment grade." Debt securities rated below the four highest rating categories by a rating agency (and comparable unrated securities) are known as "lower-rated" or "junk bonds." Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

   Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

   Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

   Currency Risk. Funds that invest in securities that are denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, it is the risk that the U.S. dollar will decline in value relative to the currency hedged.

   Derivatives Risk. Derivatives are financial contracts between two parties whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Because derivatives are contracts between parties, there is also some credit risk associated with using derivatives. Additional risks associated with derivatives include mispricing and improper valuation. Derivatives risk for some Funds may be increased by their investments in structured securities.

   Equity Risk. Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology.

   Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

   Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are inexpensive relative to the value of the companies and their business as a whole. These companies may have experienced recent troubles that have caused their stocks to be out of favor with investors. If the market does not recognize the value of a company over time, the price of its stock may fall, or simply may not increase as expected.

   Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

   Foreign Investment Risk. Funds that invest in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.

   The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropriation (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issue the bonds.

   Index Risk. The S&P 500 Index includes the common stock of many large, well-established companies. However, the value of any common stock can rise and fall over short and long periods of time. The North American Stock Index Fund does not attempt to outperform the index, and its performance may fail to match that of the index for a variety of reasons, including payment of Fund expenses and transaction costs.

   Interest Rate Risk (Market Risk). Interest rate risk or market risk is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset-backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall. Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mortgage-backed securities or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

   Liquidity Risk. Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing in derivatives, foreign investments or restricted securities.

   Management Risk. Management risk is the risk that the adviser or subadviser of a Fund, despite using various investment and risk analysis techniques, may not produce the desired investment results.

Comparison of Distribution Policies and Purchase, Exchange and Redemption Procedures


   Distributions. The Acquiring Funds declare and pay dividends as follows:

   Declare daily and pay monthly:

  .  North American Strategic Income Fund
  .  North American Core Bond Fund
  .  North American Municipal Bond Fund
  .  North American Money Market Fund

   Quarterly:

  .  North American Mid Cap Value Fund
  .  North American Stock Index Fund

   Semi-annually:

  .  North American International Equity Fund
  .  North American Growth & Income Fund

   Annually:

  .  North American Large Cap Growth Fund
  .  North American Mid Cap Growth Fund
  .  North American Small Cap Growth Fund
  .  North American Balanced Fund

   The Acquired Funds declare and pay dividends as follows:

   Daily:

  .  American General Money Market Fund

   Declare daily and pay monthly:

  .  American General Core Bond Fund
  .  American General Domestic Bond Fund
  .  American General Municipal Bond Fund
  .  American General Strategic Bond Fund

   Quarterly:

  .  American General Balanced Fund
  .  American General Large Cap Growth Fund
  .  American General Large Cap Value Fund
  .  American General Mid Cap Growth Fund
  .  American General Mid Cap Value Fund
  .  American General Small Cap Growth Fund
  .  American General Stock Index Fund

   Semi-annually:

  .  American General International Growth Fund
  .  American General International Value Fund

   Each Acquired Fund and each Acquiring Fund, except for the North American Money Market Fund, distributes any net realized capital gains annually.

   Purchases. The Acquired Funds and the Acquiring Funds have similar procedures for purchasing shares. Class A and Class B shares of the Acquired Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares from American General Distributors, Inc. ("AGD"), the principal underwriter of the Acquired Funds. Acquired Fund Institutional Class I and Institutional Class II shares may only be purchased through qualifying employer plans. Class A and Class B shares of the Acquiring Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares, from American General Funds Distributors, Inc. ("AGFD"), the principal underwriter of the Acquiring Funds. Institutional Class I shares of each of the Acquiring Funds, except the North American Municipal Bond Fund, and Institutional Class II shares of the North American Core Bond Fund are currently available to be purchased only through qualifying employer plans. In addition, shares of the Acquired Funds and the Acquiring Funds may be purchased through other broker-dealers that have dealer agreements with AGD and AGFD, as the case may be.

   Class B shares of the Acquiring Funds are subject to a CDSC at declining rates if redeemed within six years of purchase. Class B Merger Shares will be subject to a CDSC on redemption to the same extent that the Acquired Fund shares were so subject. No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares, and no CDSC will be charged by the Acquired Funds.

   Redemptions. Redemption procedures for the Acquired Funds and the Acquiring Funds are similar. Shares of a Fund may be redeemed at their net asset value next determined after receipt of a redemption request, less any applicable CDSC, on any day the New York Stock Exchange is open. You can redeem shares by contacting the relevant Fund by mail, by telephone, and in the case of the Acquiring Funds, through broker-dealers if a dealer arrangement is in place or by wire communication.

   The Acquired Funds generally require a minimum initial investment of $2,000. If a shareholder's account falls below the minimum, the account may be closed, and the shares may be involuntarily redeemed. The Acquiring Funds require a minimum initial investment of $1,000 and a minimum account balance of $500. If a shareholder's account falls below $500, the shares may be involuntarily redeemed.

   Exchanges. Shares of each Acquired Fund can be exchanged for shares of the same class of any other fund of AGSPC2. Shares of the Acquiring Funds can generally be exchanged for shares of the same class of any fund of North American Funds. However, only the North American Core Bond Fund and the North American High Yield Bond Fund offer Institutional Class II shares. For more details, see the North American Prospectus and the North American SAI.

   General. See the North American Prospectus for further information regarding the Acquiring Funds' distribution policies and purchase, exchange and redemption procedures.


SPECIAL MEETING OF SHAREHOLDERS

   This Prospectus/Proxy Statement is being furnished in connection with a Special Meeting of Shareholders of each Acquired Fund to be held on June 22, 2000, or at such later time made necessary by adjournment (the "Meeting") and the solicitation of proxies by and on behalf of the shareholders of the Acquired Funds for use at the Meeting. The Meeting is being held to consider the proposed Mergers of each Acquired Fund with the corresponding Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund. The Mergers will be voted on separately by each Fund's shareholders. The approval of each Merger is not a condition to the Mergers of the other Funds, except that:

  . The approval of the Merger of the American General International Value Fund into the North American International Equity Fund is a condition to the Merger of the American General International Growth Fund into the North American International Equity Fund and vice versa.

  . The approval of the Merger of the American General Domestic Bond Fund into the North American Core Bond Fund is a condition to the Merger of the American General Core Bond Fund into the North American Core Bond Fund and vice versa.

This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about June 1, 2000.

   The Board knows of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board's intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

THE PROPOSALS:

Approval or Disapproval of Agreement and Plan of Reorganization

   Shareholders are being asked to approve or disapprove the Mergers between various funds as shown on page 1. Each Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund (the "Agreement"), each of which is in the form attached to this Prospectus/Proxy Statement as Appendix A. Each Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the issuance to the Acquired Fund of the Class A, Class B, Institutional Class I and Institutional Class II Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Class A, Class B, Institutional Class I and Institutional Class II shares, respectively, of the Acquired Fund acquired by the Acquiring Fund and the net asset value per Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquiring Fund and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as more fully described below under "Information About the Mergers."

   After receipt of the Merger Shares, the Acquired Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders, the Class B Merger Shares to be distributed to its Class B shareholders, the Institutional Class I Merger Shares to be distributed to its Institutional Class I shareholders and the Institutional Class II Merger Shares to be distributed to its Class II shareholders, in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund will receive a number of full and fractional Class A, Class B, Institutional Class I and Institutional Class II Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Class A, Class B, Institutional Class I and Institutional Class II Acquired Fund shares, as the case may be.

   Board of Trustees' Recommendations. The Board has voted unanimously to approve each proposed Merger and to recommend that shareholders of each Acquired Fund also approve the Merger for such Fund.

   Required Shareholder Vote. Approval of each proposed Merger for each Acquired Fund will require the affirmative vote of a majority of all outstanding shares of the relevant Acquired Fund, voting together as a single class, present and entitled to vote, provided a quorum is present. The holders of a majority of the Class A, Class B, Institutional Class I and Institutional Class II shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund.

Background and Reasons for the Proposed Mergers

   The Board, including all of its Trustees who are not "interested persons" of AGSPC2 (the "Independent Trustees"), has unanimously determined that each Merger would be in the best interests of the relevant Acquired Fund, and that the interests of the Acquired Fund's shareholders would not be diluted as a result of effecting the Merger. At meetings held on March 1 and March 2, 2000, the Board unanimously approved each proposed Merger and recommended its approval by shareholders. Before reaching their conclusions, the Board conducted an extensive "due diligence" review. Among other things, the Board received reports relating to AGAM's ability to manage the Acquiring Funds, reviewed the ability of AGAM's affiliates to provide or procure administrative and distribution services and met with the Chairman and Chief Executive Officer of AGAM. The Board took into account the fact that current owners of AGAM will be bearing the expenses associated with the Mergers, including those described under "Information about the Mergers." The Board also took into account the depth and strength of staffing of investment professionals and administrative personnel at AGAM and the subadvisers, the portfolio managers of the Acquiring Funds and the other service providers to the Acquiring Funds, as well as AGFD's plans for distribution of the Funds following the Mergers. The Board also took into account that existing fee waivers and expense reimbursements for the Acquired Funds (which had substantially reduced net investment advisory revenues) were unlikely to be sustainable. In addition, the Board took into account the relative historical investment performance of the Acquiring Funds, on the one hand, and the Acquired Funds, on the other hand.

   The principal reasons why the Board is recommending the Mergers are as follows:

   (i) Enhanced distribution network. The combined organization is expected to have a more effective distribution and distribution support network, which may result in long term growth potential and economies of scale. The combined organization is also expected to have improved client servicing and operational capabilities.

   (ii) Sustainable decreases in overall expenses. The Mergers are expected to result generally in sustainable expense ratios that are lower than what the expense ratios of the Acquired Funds would be absent the fee waivers and expense reimbursements currently in effect, as described more fully in the Overview under "Operating Expenses." Of course, there can be no assurance that the Mergers will result in savings in operating expenses to shareholders.

   (iii) Larger, more integrated fund complex. The Mergers will create a larger, more diverse family of funds with increased potential for lower expenses. The Mergers will also give shareholders exchange privileges among a wider array of funds.

   (iv) Appropriate investment objectives, diversification, etc. The investment objective, policies, and restrictions of each Acquiring Fund are generally compatible with those of the corresponding Acquired Fund, and the Board believes that an investment in shares of each Acquiring Fund (whose portfolio will have been combined with that of the Acquired Fund, except for the newly created North American Stock Index Fund and the North American Mid Cap Value
Fund) will provide shareholders with an investment opportunity comparable to that currently afforded by the Acquired Fund with the potential for reduced investment risk because of the opportunities for additional diversification of portfolio investments through increased Fund assets.

   (v) Uniform organizational documents. The Mergers of certain Acquired Funds into the newly created North American Stock Index Fund and the North American Mid Cap Value Fund will allow all of the Funds to be governed under a single set of organizational documents following the Mergers.

INFORMATION ABOUT THE MERGERS

   Agreement and Plan of Reorganization. Each proposed Agreement provides that the relevant Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange for the issuance of the Class A, Class B, Institutional Class I and Institutional Class II Merger Shares and for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, all as of the Exchange Date (defined in each Agreement to be July 7, 2000 or such other date as may be agreed upon by the Acquiring Fund and the Acquired
Fund). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

   Each Acquired Fund will sell all of its assets to the corresponding Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund,
(ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Acquired Fund, (iii) a number of full and fractional Institutional Class I Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Institutional Class I shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Institutional Class I shares of the Acquired Fund, and
(iv) a number of full and fractional Institutional Class II Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Institutional Class II shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Institutional Class II shares of the Acquired Fund.

   Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund, Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund, Institutional Class I Merger Shares being distributed to holders of Institutional Class I shares of the Acquired Fund and Institutional Class II Merger Shares being distributed to holders of Institutional Class II shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquired Fund will receive a number of Class A, Class B, Institutional Class I and Institutional Class II Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A, Class B, Institutional Class I and Institutional Class II shares of the Acquired Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the corresponding Acquiring Fund in the names of the Acquired Fund shareholders, each account representing the respective number of full and fractional Class A, Class B, Institutional Class I and Institutional Class II Merger Shares due to such shareholder. Because the shares of the Acquiring Funds will not be represented by certificates, certificates for Merger Shares will not be issued.

   The consummation of each Merger is subject to the conditions set forth in the Agreement. The obligations of each Acquired Fund under the Agreement are conditioned upon the approval by the shareholders of each Acquiring Fund of the investment advisory agreement between AGAM and the corresponding Acquiring Fund that is the subject of a separate proxy statement to Acquiring Fund shareholders dated April 12, 2000. The consummation of each Merger is also conditioned upon the receipt of an SEC order exempting the proposed Mergers from Section 17(a) of the 1940 Act, which limits transactions between investment companies and affiliated persons, or any affiliate of an affiliated person. Because, as described below, AGC and VALIC own more than 5% of the outstanding shares of most Acquired Funds, they may be deemed affiliated persons of both the Acquired Funds and the Acquiring Funds, and, absent an exemption, the Mergers may be prohibited. AGC, North American Funds and VALIC have applied for exemptive relief from the SEC to permit the Mergers. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of each Acquired Fund, prior to the Exchange Date, by mutual consent of the relevant Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

   All legal, accounting, printing and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by AGC, including registration fees. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

   Description of the Merger Shares. You will be issued full and fractional Merger Shares in accordance with the procedure under the Agreement as described above. The Merger Shares that you receive have characteristics similar to those of the corresponding class of Acquired Fund shares with respect to sales charges, CDSCs, conversion and 12b-1 servicing and distribution fees.

Comparison of Rights of Security Holders

   Organizational Documents. Each of the Merger Shares will be fully paid and nonassessable by the Acquiring Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Merger Shares convert automatically into Class A shares as described above in "Overview--Overview of the Acquired Funds and the Acquiring Funds." The Amended and Restated Agreement and Declaration of Trust of North American Funds, as amended (the "North American Declaration of Trust") permits North American Funds to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. The Acquiring Funds' shares are currently divided into three, four or five classes depending on the Fund.

   The following is a summary of the major differences between the governing documents and laws applicable to each of the Acquiring Funds and the Acquired Funds. AGSPC2 is organized as a Delaware business trust, while North American Funds is organized as a Massachusetts business trust. Except as otherwise noted below, the provisions of Massachusetts law, the North American Declaration of Trust and By-laws (the "North American By-laws") are similar to those of Delaware law, the Agreement and Declaration of Trust, as amended (the "AGSPC2 Declaration of Trust") and Bylaws (the "AGSPC2 Bylaws") of AGSPC2. Each of the Acquiring Funds and the Acquired Funds is subject to the 1940 Act.

   Meetings of Shareholders. The AGSPC2 Declaration of Trust provides that the Trustees may call a meeting of the shareholders. However, if the Trustees fail to call a meeting after written application by shareholders holding at least ten percent of the shares requesting that a meeting be called for a purpose requiring shareholder action, shareholders holding at least 10% of the shares may call the meeting. By contrast, the North American Declaration of Trust gives the Trustees and shareholders holding at least 25% of the shares then outstanding the right to call a meeting of the shareholders.

   Quorums. The AGSPC2 Declaration of Trust and the AGSPC2 Bylaws provide that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders meeting of AGSPC2. The North American Declaration of Trust provides that thirty percent of the shares entitled to vote constitutes a quorum at all meetings of the shareholders. The Declarations of Trust and the Bylaws of both AGSPC2 and North American Funds provide that a majority of Trustees then in office constitutes a quorum for a meeting of the Trustees.

   Required Vote. Under the North American Declaration of Trust, a plurality of the shares voted at a meeting at which a quorum is present elects a trustee. A majority of the shares voted decides any other questions, except that a vote of a "majority of the outstanding shares" as defined in Section 2(a)(42) of the 1940 Act is required for purposes of the termination of the Trust, the merger, consolidation or sale of substantially all of the assets of the Trust, or the amendment of the Declaration of Trust to adversely affect the rights of certain shareholders. Under the 1940 Act, a vote of a "majority of the outstanding shares" means (i) 67% or more of the shares present at a meeting if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust.

   Under the AGSPC2 Declaration of Trust, a majority shareholder vote decides any question, including an amendment to the Declaration of Trust if the amendment adversely affects the rights of shareholders and the reorganization or termination of the Trust, except that a plurality is required for the election of a Trustee and a vote of the "majority of the outstanding shares" as defined in the 1940 Act is required for the liquidation of the Trust.

   Trustees. The North American Declaration of Trust requires that the number of Trustees shall be no less than three, while the AGSPC2 Declaration of Trust states that the number of Trustees shall be no more than twelve and no less than the number determined by a written instrument signed by a majority of the Trustees. Pursuant to the AGSPC2 Declaration of Trust, any Trustee may be removed by (i) a vote of a majority of the shares cast in person or by proxy at any meeting called for that purpose, or (ii) a written declaration signed by the holders of not less than a majority of the shares. The North American Declaration of Trust provides that a Trustee may be removed with or without cause at any time by (i) action of two-thirds of the Trustees or (ii) a vote of shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for the purpose of removal.

   Indemnification. The AGSPC2 Declaration of Trust provides that the Trust will indemnify Trustees and officers against all liabilities incurred in connection with any action in which the Trustee or officer was involved by reason of having been a Trustee or officer. However, the Trust will not indemnify any Trustee or officer for a criminal proceeding or with respect to any matter for which a determination has been made that the Trustee or officer
(i) did not act in good faith, or (ii) acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of the Trustee or officer. Such a determination will be made by either a vote of a majority of a quorum of disinterested

Trustees or by independent legal counsel in a written opinion.

   The North American Declaration of Trust provides that the Trustees and officers shall be indemnified against all liabilities incurred while in office or thereafter by reason of being a Trustee or officer except for liabilities concerning acts with respect to which it has been determined that such person did not act in the best interest of the Trust or acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. A determination of indemnification may be made by a majority of a quorum of disinterested Trustees or by independent legal counsel.

   Personal Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the North American Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and/or the Acquiring Funds and requires that notice of such disclaimer be given each agreement, undertaking, or obligation entered into or executed by the Trust, the Acquiring Funds or the Trustees. The North American Declaration of Trust provides for indemnification out of Acquiring Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Acquiring Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. Unlike Massachusetts law, the applicable Delaware statute expressly provides for limited liability of shareholders of business trusts.

   Termination. The AGSPC2 Declaration of Trust allows for the termination of the Trust at any time by a vote of a majority of the Trustees, subject to the vote of not less than a majority of the shares or by an instrument in writing without a meeting consented to by the holders of not less than a majority of the shares. The North American Declaration of Trust provides that the Trust or any series may be terminated by a majority of the Trustees by written notice to the shareholders or by a vote of the lesser of (i) 67% or more of the shares if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting, or (ii) more than 50% of the outstanding shares provided a quorum is present at the meeting.

   Amendments. The North American Declaration of Trust may be amended by a majority of the Trustees so long as the amendment does not adversely affect the rights of any shareholder. An amendment that would adversely affect the rights of the shareholders may be adopted by a vote of the lesser of (i) 67% of shares if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting, or (ii) more than 50% of the outstanding shares provided a quorum is present at the meeting. If an amendment would not affect all of the shareholders of the Trust, such a majority vote is only required by the shareholders affected.

   The AGSPC2 Declaration of Trust may be amended at any time by a written instrument signed by a majority of the Trustees or by an officer pursuant to a vote by a majority of the Trustees so long an the amendment does not adversely affect the rights of any shareholder. If the amendment would adversely affect the rights of all of the shareholders, the amendment may be adopted by a vote of a majority of all of the shares and a written instrument signed by a majority of the Trustees or by an officer pursuant to a vote by a majority of the Trustees. If the amendment would adversely affect the rights of less than all of the shareholders, it may be adopted by a vote of the holders of a majority of the shares so affected. The AGSPC2 Bylaws may be amended by a vote of a majority of the shareholders or by a vote of a majority of the Trustees. The North American By-laws may only be amended by a majority of the Trustees.

   Federal Income Tax Consequences. The Mergers will be tax-free reorganizations. Each Merger will be conditioned on receipt of an opinion from Ropes & Gray, special counsel to North American Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund;
(iii) under Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their

Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares; (iv) under Section 1223(1) of the Code, an Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the reorganization; (vi) under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's tax basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets. The opinion will be based on certain factual certifications made by officers of AGSPC2 and North American Funds, and will also include certain qualifications and be based on customary assumptions.

   A substantial portion of the portfolio assets of each of the American General International Growth Fund, the American General International Value Fund, the American General Large Cap Value Fund and the American General Domestic Bond Fund may be sold in connection with the Mergers of those Funds into the respective Acquiring Funds. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the selling Fund's basis in such assets. Any capital gains recognized in these sales will be distributed to the selling Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

   Prior to the Exchange Date, each Acquired Fund, except the American General Stock Index Fund and the American General Mid Cap Value Fund, will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

   The foregoing description of the federal income tax consequences of the Mergers is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Mergers, including the applicability and effect of state, local, foreign and other tax laws.

   Capital Loss Carry-Forwards and Net Unrealized Capital Appreciation (Depreciation). The following tables show the capital loss carry-forwards and the net unrealized capital appreciation (depreciation) for each Acquired Fund and each Acquiring Fund, in each case as a percentage of the Fund's total net assets. The percentages of capital loss carry-forwards and net unrealized capital appreciation (depreciation) as of October 31, 1999 were as follows:

                                   Capital Loss       Net Unrealized Capital
                                  Carry-Forwards    Appreciation (Depreciation)
                                (as a percentage of     (as a percentage of
             Fund                total net assets)       total net assets)
             ----               ------------------- ---------------------------
American General Large Cap
 Growth Fund..................           --                    13.41%
North American Large Cap
 Growth Fund..................           --                    13.89%
American General Mid Cap
 Growth Fund..................           --                    (8.51%)
North American Mid Cap Growth
 Fund.........................           --                     8.17%
American General Small Cap
 Growth Fund..................           --                    16.19%
North American Small Cap
 Growth Fund..................           --                    18.64%
American General Large Cap
 Value Fund...................           --                     4.47%
North American Growth & Income
 Fund.........................           --                    36.47%
American General Mid Cap Value
 Fund.........................           --                    (3.87%)
North American Mid Cap Value
 Fund.........................           --                       --
American General Stock Index
 Fund.........................           --                     7.13%
North American Stock Index
 Fund.........................           --                       --
American General Balanced
 Fund.........................           --                     3.53%
North American Balanced Fund..           --                    (2.72%)
American General International
 Growth Fund..................           --                     7.80%
American General International
 Value Fund...................           --                    21.58%
North American International
 Equity Fund..................           --                     8.19%
American General Core Bond
 Fund.........................         1.98%                   (2.52%)
American General Domestic Bond
 Fund.........................         1.36%                   (2.55%)
North American Core Bond
 Fund.........................         4.16%                   (5.01%)
American General Strategic
 Bond Fund....................         2.32%                   (2.14%)
North American Strategic
 Income Fund..................         7.57%                   (8.55%)
American General Municipal
 Bond Fund....................         0.30%                   (8.86%)
North American Municipal Bond
 Fund.........................         0.80%                    0.10%
American General Money Market
 Fund.........................           --                       --
North American Money Market
 Fund.........................         0.01%                      --

   Capitalization. The following tables show the capitalization of each Acquiring Fund and each Acquired Fund as of May 1, 2000, and of each Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Acquiring Fund of the assets and liabilities of the Acquired Fund at net asset value:

                             Capitalization Tables
                                  May 1, 2000
                                  (Unaudited)

                           American General       North American      Pro Forma
                         Large Cap Growth Fund Large Cap Growth Fund  Combined
--------------------------------------------------------------------------------
Net assets
Class A.................      $ 4,384,899           $ 6,733,710      $11,118,609
 Class B................       17,093,278            23,601,481       40,694,759
 Class C................              --             26,856,363       26,856,363
 Institutional Class I..        4,166,508                   --         4,166,508
 Institutional Class
  II*...................        1,963,914                   --         1,963,914

--------------------------------------------------------------------------------
Shares outstanding
 Class A................          272,263               302,746          499,909
 Class B................        1,075,606             1,092,567        1,883,922
 Class C................              --              1,244,169        1,244,169
 Institutional Class I..          258,467                   --           258,467
 Institutional Class
  II*...................          121,699                   --           121,699

--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................      $     16.11           $     22.24      $     22.24
 Class B................            15.89                 21.60            21.60
 Class C................              --                  21.59            21.59
 Institutional Class I..            16.12                   --             16.12
 Institutional Class
  II*...................            16.14                   --             16.14

--------------------------------------------------------------------------------


                         American General Mid     North American      Pro Forma
                            Cap Growth Fund     Mid Cap Growth Fund   Combined
--------------------------------------------------------------------------------
Net assets
 Class A................      $ 2,132,273           $ 7,893,437      $10,025,710
 Class B................        5,377,062            22,907,398       28,284,460
 Class C................              --             23,244,605       23,244,605
 Institutional Class I..        8,128,280                   --         8,128,280
 Institutional Class
  II*...................        1,464,088                   --         1,464,088

--------------------------------------------------------------------------------
Shares outstanding
 Class A................          172,297               386,150          490,469
 Class B................          440,052             1,163,785        1,437,010
 Class C................              --              1,178,755        1,178,755
 Institutional Class I..          655,288                   --           655,288
 Institutional Class
  II*...................          117,700                   --           117,700

--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................      $     12.38           $     20.44      $     20.44
 Class B................            12.22                 19.68            19.68
 Class C................              --                  19.72            19.72
 Institutional Class I..            12.40                   --             12.40
 Institutional Class
  II*...................            12.44                   --             12.44

--------------------------------------------------------------------------------
 * The Institutional Class II shares indicated above are expected to be redeemed prior to the Mergers.

                           American General       North American      Pro Forma
                         Small Cap Growth Fund Small Cap Growth Fund   Combined
--------------------------------------------------------------------------------
Net assets
 Class A................      $ 4,481,141          $  1,149,516      $  5,630,657
 Class B................       12,027,234             2,293,977        14,321,211
 Class C................              --              2,488,909         2,488,909
 Institutional Class I..        6,090,374                   --          6,090,374
 Institutional Class
  II*...................        2,341,244                   --          2,341,244
--------------------------------------------------------------------------------
Shares outstanding
 Class A................          255,909                60,901           298,250
 Class B................          695,799               124,362           776,245
 Class C................              --                134,921           134,921
 Institutional Class I..          347,127                   --            347,127
 Institutional Class
  II*...................          132,890                   --            132,890
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................      $     17.51          $      18.88      $      18.88
 Class B................            17.29                 18.45             18.45
 CLass C................              --                  18.45             18.45
 Institutional Class I..            17.55                   --              17.55
 Institutional Class
  II*...................            17.62                   --              17.62
--------------------------------------------------------------------------------


                           American General    North American Growth  Pro Forma
                         Large Cap Value Fund      & Income Fund       Combined
--------------------------------------------------------------------------------
Net assets
 Class A................      $ 2,365,168          $ 37,581,148      $ 39,946,316
 Class B................        6,982,387           102,438,965       109,421,352
 Class C................              --            153,597,613       153,597,613
 Institutional Class I..        2,098,393                   --          2,098,393
 Institutionl Class
  II*...................        1,468,292                   --          1,468,292
--------------------------------------------------------------------------------
Shares outstanding
 Class A................          211,518             1,338,802         1,423,062
 Class B................          625,295             3,732,107         3,986,474
 Class C................              --              5,571,442         5,571,442
 Institutional Class I..          187,538                   --            187,538
 Institutional Class
  II*...................          131,303                   --            131,303
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................      $     11.18          $      28.07      $      28.07
 Class B................            11.17                 27.45             27.45
 Class C................              --                  27.57             27.57
 Institutional Class I..            11.19                   --              11.19
 Institutional Class
  II*...................            11.18                   --              11.18
--------------------------------------------------------------------------------


                           American General       North American      Pro Forma
                          Mid Cap Value Fund    Mid Cap Value Fund     Combined
--------------------------------------------------------------------------------
Net assets
 Class A................      $ 2,568,611                   --       $  2,568,611
 Class B................        7,580,199                   --          7,580,199
 Class C................              --                    --                --
 Institutional Class I..        2,158,517                   --          2,158,517
 Institutional Class
  II*...................        1,814,062                   --          1,814,062
--------------------------------------------------------------------------------
Shares outstanding
 Class A................          205,414                   --            205,414
 Class B................          616,109                   --            616,109
 Class C................              --                    --                --
 Institutional Class I..          172,960                   --            172,960
 Institutional Class
  II*...................          145,228                   --            145,228
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................      $     12.50                   --       $      12.50
 Class B................            12.30                   --              12.30
 Class C................              --                    --                --
 Institutional Class I..            12.48                   --              12.48
 Institutional Class
  II*...................            12.49                   --              12.49

--------------------------------------------------------------------------------
 * The Institutional Class II shares indicated above are expected to be redeemed prior to the Mergers.

                         American General  North American    Pro Forma
                         Stock Index Fund Stock Index Fund    Combined
--------------------------------------------------------------------------------
Net assets
 Class A................   $ 7,510,512      $       --      $ 7,510,512
 Class B................    21,461,427              --       21,461,427
--------------------------------------------------------------------------------
Shares outstanding
 Class A................       572,568              --          572,568
 Class B................     1,647,377              --        1,647,377
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................   $     13.12      $       --      $     13.12
 Class B................         13.03              --            13.03
--------------------------------------------------------------------------------


                         American General  North American    Pro Forma
                          Balanced Fund    Balanced Fund      Combined
--------------------------------------------------------------------------------
Net assets
 Class A................   $ 2,303,445      $ 4,781,341     $ 7,084,786
 Class B................     7,598,760        9,763,135      17,361,895
 Class C................           --        41,952,695      41,952,695
 Institutional Class I..     2,521,333              --        2,521,333
 Institutional Class
  II*...................     1,577,989              --        1,577,989
--------------------------------------------------------------------------------
Shares outstanding
 Class A................       192,793          521,879         773,347
 Class B................       636,525        1,070,226       1,903,423
 Class C................           --         4,524,285       4,524,285
 Institutional Class I..       210,776              --          210,776
 Institutional Class
  II*...................       132,137              --          132,137
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................   $     11.95      $      9.16     $      9.16
 Class B................         11.94             9.12            9.12
 Class C................           --              9.27            9.27
 Institutional Class I..         11.96              --            11.96
 Institutional Class
  II*...................         11.94              --            11.94
--------------------------------------------------------------------------------


                         American General American General North American
                          International    International   International   Pro Forma
                           Growth Fund       Value Fund     Equity Fund    Combined
--------------------------------------------------------------------------------
Net assets
 Class A................   $ 2,462,565      $ 2,983,040     $ 4,721,235   $10,166,840
 Class B................     5,265,578        6,051,566      13,952,964    25,270,108
 Class C................           --               --        6,660,851     6,660,851
 Institutional Class I..     2,151,435        3,562,631             --      5,704,066
 Institutional Class
  II*...................     1,837,911        1,973,351             --      3,811,262

--------------------------------------------------------------------------------
Shares outstanding
 Class A................       164,139          177,171         405,793       874,031
 Class B................       354,833          364,182       1,211,960     2,195,204
 Class C................           --               --          578,604       578,604
 Institutional Class I..       143,144          210,846             --        338,528
 Institutional Class
  II*...................       121,947          116,762             --        225,514

--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................   $     15.00      $     16.84     $     11.63   $     11.63
 Class B................         14.84            16.62           11.51         11.51
 Class C................           --               --            11.51         11.51
 Institutional Class I..         15.03            16.85             --          16.85
 Institutional Class
  II*...................         15.07            16.90             --          16.90

--------------------------------------------------------------------------------
 * The Institutional Class II shares indicated above are expected to be redeemed prior to the Mergers.

                          American General      North American     North American  Pro Forma
                           Core Bond Fund     Domestic Bond Fund   Core Bond Fund   Combined
--------------------------------------------------------------------------------
Net assets
 Class A................    $    136,200          $ 2,914,195       $ 2,891,464   $  5,941,859
 Class B................         410,794            9,926,375         3,591,863     13,929,032
 Class C................             --                   --          3,208,750      3,208,750
 Institutional Class I..         175,780            4,355,459               --       4,531,239
 Institutional Class
  II....................     316,303,672            1,735,276               --     318,038,948
--------------------------------------------------------------------------------
Shares outstanding
 Class A................          14,844              318,627           302,191        620,937
 Class B................          44,745            1,084,130           375,408      1,455,572
 Class C................             --                   --            335,369        335,369
 Institutional Class I..          19,152              475,789               --         495,000
 Institutional Class
  II....................      34,483,809              189,544               --      34,720,513
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................    $       9.18          $      9.15       $      9.57   $       9.57
 Class B................            9.18                 9.16              9.57           9.57
 Class C................             --                   --               9.57           9.57
 Institutional Class I..            9.18                 9.15               --            9.15
 Institutional Class
  II....................            9.17                 9.16               --            9.16
--------------------------------------------------------------------------------


                          American General      North American       Pro Forma
                         Strategic Bond Fund Strategic Income Fund    Combined
--------------------------------------------------------------------------------
Net assets
 Class A................    $  1,667,329          $ 6,969,959       $ 8,637,288
 Class B................       2,024,800           17,115,711        19,140,511
 Class C................             --            15,905,971        15,905,971
 Institutional Class I..       1,314,614                  --          1,314,614
 Institutional Class
  II*...................       1,318,357                  --          1,318,357
--------------------------------------------------------------------------------
Shares outstanding
 Class A................         176,630              854,196         1,058,526
 Class B................         214,562            2,097,853         2,345,990
 Class C................             --             1,949,145         1,949,145
 Institutional Class I..         139,260                  --            139,260
 Institutional Class
  II*...................         139,658                  --            139,656
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................    $       9.44          $      8.16       $      8.16
 Class B................            9.44                 8.16              8.16
 Class C................             --                  8.16              8.16
 Institutional Class I..            9.44                  --               9.44
 Institutional Class
  II*...................            9.44                  --               9.44
--------------------------------------------------------------------------------


                          American General      North American       Pro Forma
                         Municipal Bond Fund  Municipal Bond Fund     Combined
--------------------------------------------------------------------------------
Net assets
 Class A................    $  3,227,721          $ 3,681,034       $ 6,908,755
 Class B................       3,839,522            3,382,785         7,222,307
 Class C................             --             2,831,361         2,831,361
--------------------------------------------------------------------------------
Shares outstanding
 Class A................         355,437              391,059           734,069
 Class B................         422,924              359,426           767,452
 Class C................             --               300,836           300,836
--------------------------------------------------------------------------------
Net asset value per
 share
 Class A................    $       9.08          $      9.41       $      9.41
 Class B................            9.08                 9.41              9.41
 Class C................             --                  9.41              9.41

--------------------------------------------------------------------------------
 * The Institutional Class II shares indicated above are expected to be redeemed prior to the Mergers.

                                 American General   North American    Pro Forma
                                 Money Market Fund Money Market Fund  Combined
--------------------------------------------------------------------------------
Net assets
 Class A........................    $13,543,692       $10,403,454    $23,947,146
 Class B........................      4,409,710         2,892,592      7,302,302
 Class C........................            --          6,818,700      6,818,700
 Institutional Class I..........      3,858,409               --       3,858,409
 Institutional Class II*........      1,346,289               --       1,346,289

--------------------------------------------------------------------------------
Shares outstanding
 Class A........................     13,543,692        10,402,741     23,946,433
 Class B........................      4,409,710         2,892,363      7,302,073
 Class C........................             --         6,818,097      6,818,097
 Institutional Class I..........      3,858,409               --       3,858,409
 Institutional Class II*........      1,346,289               --       1,346,289

--------------------------------------------------------------------------------
Net asset value per share
 Class A........................    $      1.00       $      1.00    $      1.00
 Class B........................           1.00              1.00           1.00
 Class C........................            --               1.00           1.00
 Institutional Class I..........           1.00               --            1.00
 Institutional Class II*........           1.00               --            1.00

--------------------------------------------------------------------------------
 * The Institutional Class II shares indicated above are expected to be redeemed prior to the Mergers.

   Pro forma financial statements of      the Acquiring Fund's investment
the Acquiring Funds as of and for         objective and policies will remain
the fiscal year ended October 31,         unchanged, the pro forma financial
1999 are included in the Merger SAI.      statements reflect the transfer of
Because each Agreement provides that      the assets and liabilities of the
the Acquiring Fund will be the            Acquired Fund to the Acquiring Fund
surviving Fund following the Merger       as contemplated by the Agreement.
and because

--------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRED
FUNDS
                                         Securities and Exchange Commission
   Other information regarding the       at 450 Fifth Street, N.W.,
Acquired Funds, including                Washington, D.C. 20549; 7 World
information with respect to their        Trade Center, Suite 1300, New York,
investment objectives, policies and      New York 10048; and 500 West
restrictions and financial history,      Madison Street, Suite 1400,
may be found in the Merger SAI, the      Chicago, Illinois 60661. Copies of
AGSPC2 Prospectus, the AGSPC2 SAI        such material can also be obtained
and the AGSPC2 Annual Report, which      from the Public Reference Branch,
are available upon request by            Office of Consumer Affairs and
calling 1-877-999-2434.                  Information Services, Securities
                                         and Exchange Commission,
   Other information filed by            Washington, D.C. 20549, at
AGSPC2 with respect to the Acquired      prescribed rates, or at no charge
Funds can be inspected and copied        from the EDGAR database on the
at the Public Reference Facilities       SEC's website at "www.sec.gov."
maintained by the

--------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRING
FUNDS

   Other information relating to         recent investment performance is
the Acquiring Funds, including           set forth in Appendix B to this
information in respect of their          Prospectus/Proxy Statement.
investment objectives, policies and
restrictions and financial history          Other information filed by the
may be found in the North American       Acquiring Funds can be inspected
Prospectus, which accompanies this       and copied at the Public Reference
Prospectus/Proxy Statement, and in       Facilities maintained by the
the Merger SAI, the North American       Securities and Exchange Commission
SAI and the North American Annual        at 450 Fifth Street, N.W.,
Reports, which are available upon        Washington, D.C. 20549; 7 World
request by calling 1-800-872-8037.       Trade Center, Suite 1300, New York,
To the extent that any information       New York 10048; and 500 West
in respect of the Acquiring Funds        Madison Street, Suite 1400,
found in any such document is            Chicago, Illinois 60661. Copies of
inconsistent with the information        such material can also be obtained
contained in this Prospectus/Proxy       from the Public Reference Branch,
Statement, this Prospectus/Proxy         Office of Consumer Affairs and
Statement should be deemed to            Information Services, Securities
supersede such other document.           and Exchange Commission,
Certain information and commentary       Washington, D.C. 20549, at
from the Acquiring Funds' most           prescribed rates, or at no charge
recent annual reports relating to        from the EDGAR database on the
the Acquiring Funds'                     SEC's website at "www.sec.gov."

--------------------------------------------------------------------------------

VOTING INFORMATION

   Record date, quorum and method           Votes cast by proxy or in person
of tabulation. Shareholders of           at the Meeting will be counted by
record of each Acquired Fund at the      persons appointed by AGSPC2 as
close of business on May 12, 2000        tellers for the Meeting. The
(the "Record Date") will be              tellers will count the total number
entitled to notice of and to vote        of votes cast "for" approval of the
at the Meeting or any adjournment        Proposal for purposes of
thereof. The holders of a majority       determining whether sufficient
of the outstanding shares of each        affirmative votes have been cast.
Acquired Fund outstanding at the         The tellers will count shares
close of business on the Record          represented by proxies that reflect
Date present in person or                abstentions and "broker non-votes"
represented by proxy will                (i.e., shares held by brokers or
constitute a quorum for the Meeting      nominees as to which
with respect to that Fund.               (i) instructions have not been
Shareholders are entitled to one         received from the beneficial owners
vote for each share held, with           or the persons entitled to vote and
fractional shares voting                 (ii) the broker or nominee does not
proportionally. All shareholders of      have the discretionary voting power
each Acquired Fund vote together as      on a particular matter) as shares
a single class in connection with        that are present and entitled to
the approval or disapproval of the       vote on the matter for purposes of
Mergers. Shareholders of each            determining the presence of a
Acquired Fund will vote only on the      quorum. So long as a quorum is
approval or disapproval of that          present, abstentions and broker
Fund's Merger.                           non-votes have the effect of
                                         negative votes on the Proposals
                                         relating to the Mergers.

   Shares outstanding and beneficial ownership. As of the Record Date, as shown on the books of the Acquired Funds, there were issued and outstanding the following number of shares of beneficial interest of each class of each Acquired Fund:

                                                    Institutional Institutional
                                Class A    Class B    Class  I      Class II
                               ---------- --------- ------------- -------------
American General Large Cap
 Growth Fund.................     289,306 1,119,420     385,686           --
American General Mid Cap
 Growth Fund.................     176,094   456,582     773,793           --
American General Small Cap
 Growth Fund.................     262,101   722,263     486,726           --
American General Large Cap
 Value Fund..................     215,385   635,509     374,477           --
American General Mid Cap
 Value Fund..................     204,354   623,405     315,608           --
American General Stock Index
 Fund........................     582,475 1,697,467         --            --
American General Balanced
 Fund........................     198,682   640,009     344,846           --
American General
 International Growth Fund...     167,564   370,212     266,393           --
American General
 International Value Fund....     183,273   371,888     331,218           --
American General Core Bond
 Fund........................      15,876    48,831      30,325    34,483,809
American General Domestic
 Bond Fund...................     318,953 1,092,778     665,664           --
American General Strategic
 Bond Fund...................     176,624   219,896     278,938           --
American General Municipal
 Bond Fund...................     335,406   422,806         --            --
American General Money Market
 Fund........................  14,240,447 4,522,716   5,180,116           --

   As of the Record Date, the officers and Trustees of AGSPC2 and the officers and Trustees of North American Funds as a group beneficially owned less than 1% of the outstanding shares of each class of each Acquiring Fund. The name, address and percentage of ownership of each person who is known to own of record or beneficially 5% or more of any class of the Acquired Funds and the Acquiring Funds are listed in Appendix C to this Prospectus/Proxy Statement.

   Solicitation of Proxies. Solicitation of proxies by personal interview, mail, fax and telephone may be made by officers and Trustees of AGSPC2, and the officers and Trustees of North American Funds and employees of VALIC, AGAM and their affiliates. In addition, the firm of Shareholder Communications Corporation has been retained to assist in the solicitation of proxies, at an estimated cost of $24,000. The costs for solicitation of proxies, like the other costs associated with the Mergers, will be borne by AGC. See "Information About the Mergers."

   Shareholders unable to cast their vote in person by attending the Meeting may complete, sign and mail the proxy card received with this Prospectus/Proxy Statement. Shareholders may also record their vote by calling 1-877-816-0869 or by faxing the completed and signed proxy card (both front and back sides) to 1-212-440-9009. If shareholders require additional information regarding the proxy solicitation, they may call Customer Service at the American General Fund Group at 1-877-999-2434.

   Revocation of proxies. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of AGSPC2 at the principal office of AGSPC2 at 2929 Allen Parkway, Houston, Texas 77019) or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of AGSPC2. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the Proposal (set forth in Proposals 1-14 of the Notice of Meeting) to implement the Merger with respect to the relevant Acquired Fund.

  Shareholder proposals at future meetings of shareholders. The AGSPC2 Declaration of Trust does not provide for annual meetings of shareholders, and AGSPC2 does not currently intend to hold such a meeting for shareholders of the Acquired Funds in 2000. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Acquired Funds' shareholders must be received by AGSPC2 a reasonable period of time prior to any such meeting. If the Mergers are consummated, there will be no meetings of the shareholders of the Acquired Funds.

  Adjournment. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned only with respect to one Proposal, any other Proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

                                                                   May 24, 2000.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

   This Agreement and Plan of Reorganization (the "Agreement") is made as of , 2000 in Boston, Massachusetts, by and between American General Series
Portfolio Company 2, a Delaware business trust, on behalf of its American
General [    ] Fund series (the "Acquired Fund") and North American Funds, a
Massachusetts business trust, on behalf of its [    ] Fund series (the
"Acquiring Fund").

Plan of Reorganization

    (a) On the Exchange Date (as defined in Section 6), the Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B shares of beneficial interest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, [(iii) a number of full and fractional Institutional Class I shares of beneficial interest of the Acquiring Fund (the "Class I Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date and (iv) a number of full and fractional Institutional Class II shares of beneficial interest of the Acquiring Fund (the "Institutional Class II Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund assumed by the Acquiring Fund on that date.] (The Class A Merger Shares, the Class B Merger Shares, [the Institutional Class I Merger Shares and the Institutional Class II Merger Shares] shall be referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of
Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

    (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A, Class B, [Institutional Class I and Institutional Class II] shareholders of record as of the Exchange Date the Class A, Class B, [Institutional Class I and Institutional Class II] Merger Shares of the Acquiring Fund, each such shareholder being entitled to receive that proportion of such Class A, Class B, [Institutional Class I and Institutional Class II] Merger Shares which the number of Class A, Class B, [Institutional Class I and Institutional Class II] shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

    (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provision of the Agreement and Declaration of Trust, as amended, of American General Series Portfolio Company 2 (the "AGSPC2 Declaration of Trust") and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

Agreement

   The Acquiring Fund and the Acquired Fund agree as follows:

   1. Representations, Warranties and Agreements of the Acquiring Fund. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

     a. The Acquiring Fund is a series of North American Funds, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of North American Funds and the Acquiring Fund is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on North American Funds. Each of North American Funds and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

     b. North American Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     c. The statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the year ended October 31, 1999 have been furnished to the Acquired Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquiring Fund as of that date and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

     d. The prospectus and statement of additional information of the Acquiring Fund, each dated March 1, 2000 (collectively, the "North American Prospectus"), previously furnished to the Acquired Fund, did not as of such date and does not as of the date hereof, with respect to North American Funds or the Acquiring Fund, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of North American Funds or the Acquiring Fund, threatened against North American Funds or the Acquiring Fund, which assert liability on the part of North American Funds or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of October 31, 1999, those incurred in the ordinary course of its business as an investment company since October 31, 1999 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 1999, whether or not incurred in the ordinary course of business.

     g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of North American Funds' officers, are required to have been filed by the Acquiring Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

     i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by North American Funds on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by North American Funds, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund or North American Funds specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the North American Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

     k. All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

     m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     n. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

   2. Representations, Warranties and Agreements of the Acquired Fund. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

     a. The Acquired Fund is a series of American General Series Portfolio Company 2, a Delaware business trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out this Agreement. Each of American General Series Portfolio Company 2 and the Acquired Fund is registered in every jurisdiction where required, except to the extent that failure to so register would not have a material adverse effect on American General Series Portfolio Company 2. Each of American General Series Portfolio Company 2 and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

     b. American General Series Portfolio Company 2 is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended October 31, 1999 have been furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of their date, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

     d. The current prospectus and statement of additional information of American General Series Portfolio Company 2, dated March 1, 2000, as supplemented through May 12, 2000 (collectively, the "AGSPC2 Prospectus"), which has been previously furnished to the Acquiring Fund, did not as of such dates and does not as of the date of this Agreement contain, with respect to American General Series Portfolio Company 2 or the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e. There are no material legal, administrative or other proceedings pending or, to the knowledge of American General Series Portfolio Company 2 or the Acquired Fund, threatened against American General Series Portfolio Company 2 or the Acquired Fund, which assert liability on the part of American General Series Portfolio Company 2 or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in American General Series Portfolio Company 2's registration statement on Form N-1A or the AGSPC2 Prospectus.

     g. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of October 31, 1999 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 1999, whether or not incurred in the ordinary course of business.

     h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of American General Series Portfolio Company 2's officers, are required to have been filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     i. At the Exchange Date, American General Series Portfolio Company 2, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of October 31, 1999 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions, through the Exchange Date.

     j. No registration under the 1933 Act of any of the Investments would be required if the Investments were, as of the time of such transfer, the subject of a public distribution by either the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

     k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

     l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in
  Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or American General Series Portfolio Company 2 specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

     m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

     n. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(l) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the North American Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Acquired Fund's fiduciary duty to its shareholders.

     o. All of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

   3. Reorganization.

     a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligations to distribute to its shareholders all of its investment company taxable income and net capital gain as described in
  Section 8(m)), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any Investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund.

     b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

     c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

   4. Transaction. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, [(iii) a number of full and fractional Institutional Class I Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iv) a number of full and fractional Institutional Class II Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Institutional Class II shares of the Acquired Fund assumed by the Acquiring Fund on that date] determined as hereinafter provided in this Section 4.

     a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund, and the value of the liabilities attributable to the Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

     b. The net asset value of the Class A, Class B, [Institutional Class I and Institutional Class II] Merger Shares shall be computed in the manner set forth in the North American Prospectus. The value of the assets and liabilities of the Class A, Class B, [Institutional Class I and Institutional Class II] shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

     c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

     d. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class B Acquired Fund shareholder in accordance with such written instructions. [The Acquired Fund shall distribute the Institutional Class I Merger Shares to the Institutional Class I shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Institutional Class I Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Institutional Class II Merger Shares to the Institutional Class II shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Institutional Class II Acquired Fund shareholder in accordance with such written instructions.]

     e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

   5. Expense, Fees, etc.

     a. The parties hereto understand and agree that the transactions contemplated by this Agreement are being undertaken contemporaneously with a general consolidation of certain of the registered investment companies advised by American General Asset Management Corp. ("AGAM"), formerly named CypressTree Asset Management, Inc. and The Variable Annuity Life Insurance Company ("VALIC") and their affiliates; and that in connection therewith the costs of all such transactions are being borne by American General Corporation ("AGC"). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

     b. Reserved

     c. Reserved

     d. In the event the transactions contemplated by this Agreement are not consummated for any reason, AGC shall bear all expenses incurred in connection with such transactions.

     e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

   6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at Boston, Massachusetts as of July 7, 2000, or at such other date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   7. Meetings of Shareholders; Dissolution.

     a. American General Series Portfolio Company 2, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the Acquired Fund's assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Acquired Fund.

     b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the AGSPC2 Declaration of Trust in accordance with applicable law and that, on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

     c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

   8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of American General Series Portfolio Company 2, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since October 31, 1999 other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

     c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of American General Series Portfolio Company 2, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

     d. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from Ernst & Young LLP dated the Exchange Date reporting on the results of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended October 31, 1999 and the period November 1, 1999 to the Exchange Date (the latter period being based on unaudited data).

     e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     f. That the Acquiring Fund shall have received an opinion of Sullivan & Worcester LLP, counsel to the Acquired Fund, in form satisfactory to counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) American General Series Portfolio Company 2 is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by American General Series Portfolio Company 2 on behalf of the Acquired Fund and, assuming that the Registration Statement, the North American Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by North American Funds on behalf of the Acquiring Fund, is a valid and binding obligation of American General Series Portfolio Company 2 and the Acquired Fund; (iii) American General Series Portfolio Company 2, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate American General Series Portfolio Company 2 Declaration of Trust or Bylaws or any provision of any agreement known to such counsel to which American General Series Portfolio Company 2 or the Acquired Fund is a party or by which it is bound; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by AGSPC2 on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

     g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Acquiring Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the tax basis to the Acquiring Fund of the Investments will be the same as the tax basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund.

     h. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

     i. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of American General Series Portfolio Company 2 or the Acquiring Fund, threatened by the Commission.

     j. That American General Series Portfolio Company 2 shall have received from the Commission any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities, or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     k. That all actions taken by American General Series Portfolio Company 2 on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

     l. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over
  (y) the Acquired Fund's deductions disallowed under Sections 265 and 171
  (a) (2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid), and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for its taxable years ending on or after October 31, 1999, and on or prior to the Exchange Date.

     m. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of American General Series Portfolio Company 2, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

     n. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

     o. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

     p. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

     q. That the Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the Exchange Date satisfactory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), which limited procedures relate as of the Valuation Time to the procedures customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

     r. [That the Merger of the American General [    ] Fund into the North
  American [    ] Fund shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the American
  General [    ] Fund entitled to vote.]

   9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

     a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

     b. That North American Funds, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

     c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the President, or any Vice President, and Treasurer, or any Assistant Treasurer, of North American Funds, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that AGAM shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of AGAM, certifying that as of the Valuation Time and as of the Exchange Date, to the best of AGAM's knowledge, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

     d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

     e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, in form satisfactory to counsel to the Acquired Fund, and dated the Exchange Date, to the effect that (i) North American Funds is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and, except as described in the North American Prospectus, non-assessable by North American Funds and the Acquiring Fund and that no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by North American Funds on behalf of the Acquiring Fund and, assuming that the North American Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by American General Series Portfolio Company 2 on behalf of the Acquired Fund, is a valid and binding obligation of North American Funds and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate North American Funds' Amended and Restated Agreement and Declaration of Trust, as amended (the "North American Declaration of Trust") or By-Laws, or any provision of any agreement known to such counsel to which North American Funds or the Acquiring Fund is a party or by which it is bound;
  (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by North American Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     f. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Acquired Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the aggregate tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares; and (iv) an Acquired Fund's shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

     g. That all actions taken by North American Funds on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

     h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of North American Funds or the Acquiring Fund, threatened by the Commission.

     i. That North American Funds shall have received from the Commission and any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     j. That the investment advisory agreement between AGAM and the Acquiring Fund that is the subject of the Proxy Statement to Acquiring Fund shareholders dated April 12, 2000 shall have been approved by the shareholders of the Acquiring Fund.

     k. [That the Merger of the American General [   ] Fund into the North
  American [   ] Fund shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the American
  General [   ] Fund entitled to vote.]

      10. Reserved

      11. Waiver of Conditions. The Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of the trustees of American General Series Portfolio Company 2 and the trustees of North American Funds on behalf of each Fund, or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a) and 9(a).

      12. No Broker, Etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it, North American Funds or American General Series Portfolio Company 2 who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

      13. Termination. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees of American General Series Portfolio Company 2 and the trustees of North American Funds on behalf of each Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by November 27, 2000, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

      14. Reserved

      15. Covenants, Etc., Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by or on behalf of either of them.

      16. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

      17. Declaration of Trust. A copy of the North American Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of North American Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of North American Funds individually but are binding only upon the assets and property of the Acquiring Fund.

                                          AMERICAN GENERAL SERIES PORTFOLIO
                                          COMPANY 2,
                                          on behalf of its [    ] series

                                          By: _________________________________

                                          NORTH AMERICAN FUNDS,
                                          on behalf of its [    ] series

                                          By: _________________________________

                                                                      APPENDIX B

  Excerpts from the Annual Report of North American Funds for the year ended October 31, 1999 regarding the investment performance of the Acquiring Funds are provided on the following pages. Please note that certain of the investment strategies of the Mid Cap Growth Fund (formerly the Small/Mid Cap Fund), the Balanced Fund, the Strategic Income Fund, the Core Bond Fund (formerly the Investment Quality Bond Fund) and the Municipal Bond Fund (formerly the National Municipal Bond Fund) have changed since October 31, 1999. As the Stock Index Fund and the Mid Cap Value Fund are new Funds created after October 31, 1999, the Annual Report does not include the investment performance for these two Funds. Corresponding information for the Money Market Fund is not required to be included in the Annual Report.

                           International Equity Fund
              (formerly the International Growth and Income Fund)

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in accordance with country and sector
                     weightings determined by MSAM in equity securities of
                     non-U.S. issuers which, in the aggregate, replicate broad
                     market indices.
Subadvisor:          Morgan Stanley Asset Management (MSAM)
Portfolio            Barton M. Biggs, Ann Thivierge
Manager:
Inception Date:      January 9, 1995/6/
                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                           International Equity Fund
            Growth of    Growth of
             $10,000     $10,000
           Invested in Invested in
           Class A       Class A
           shares at   shares with
           Net Asset   of the Int'l
              Value     Growth &
           of the Int'l  Income
             Growth &     Fund                                   MSCI All
           Income Fund 5.75% Sales Customized
Month Ended   NAV         Charge   Benchmark
Dec-94      $10,000      $9,425     $10,000
Jan-95       $9,800      $9,237      $9,766
Feb-95       $9,590      $9,039      $9,795
Mar-95      $10,030      $9,453     $10,473
Apr-95      $10,350      $9,755     $10,840
May-95      $10,150      $9,566     $10,761
Jun-95       $9,977      $9,403     $10,608
Jul-95      $10,488      $9,885     $11,163
Aug-95      $10,228      $9,639     $10,692
Sep-95      $10,308      $9,715     $10,916
Oct-95      $10,137      $9,554     $10,662
Nov-95      $10,338      $9,743     $10,926
Dec-95      $10,786     $10,165     $11,307
Jan-96      $10,888     $10,262     $11,299
Feb-96      $10,857     $10,233     $11,331
Mar-96      $11,041     $10,406     $11,509
Apr-96      $11,265     $10,617     $11,709
May-96      $11,235     $10,589     $11,617
Jun-96      $11,367     $10,714     $11,681
Jul-96      $11,102     $10,464     $11,482
Aug-96      $11,214     $10,569     $11,617
Sep-96      $11,510     $10,848     $11,856
Oct-96      $11,581     $10,916     $11,902
Nov-96      $12,010     $11,319     $12,357
Dec-96      $12,093     $11,397     $12,296
Jan-97      $11,849     $11,167     $11,941
Feb-97      $11,926     $11,241     $12,126
Mar-97      $12,004     $11,314     $12,145
Apr-97      $11,993     $11,303     $12,167
May-97      $12,503     $11,784     $12,831
Jun-97      $12,947     $12,203     $13,448
Jul-97      $13,091     $12,339     $13,664
Aug-97      $12,270     $11,565     $12,774
Sep-97      $12,736     $12,004     $13,464
Oct-97      $11,993     $11,303     $12,530
Nov-97      $11,838     $11,157     $12,387
Dec-97      $12,036     $11,344     $12,499
Jan-98      $12,368     $11,657     $12,874
Feb-98      $13,166     $12,409     $13,732
Mar-98      $13,707     $12,919     $14,207
Apr-98      $13,940     $13,139     $14,309
May-98      $13,756     $12,965     $14,049
Jun-98      $13,559     $12,780     $13,997
Jul-98      $13,608     $12,826     $14,129
Aug-98      $11,312     $10,661     $12,137
Sep-98      $10,771     $10,152     $11,880
Oct-98      $12,073     $11,379     $13,125
Nov-98      $12,712     $11,981     $13,830
Dec-98      $13,022     $12,273     $14,307
Jan-99      $13,219     $12,459     $14,291
Feb-99      $12,837     $12,099     $13,971
Mar-99      $13,601     $12,819     $14,646
Apr-99      $14,032     $13,225     $15,239
May-99      $13,305     $12,540     $16,024
Jun-99      $13,823     $13,028     $16,649
Jul-99      $14,143     $13,330     $17,144
Aug-99      $14,192     $13,376     $17,207
Sep-99      $14,266     $13,446     $17,381
Oct-99      $14,648     $13,806     $18,033

                               MSCI ALL
              85/15   75/15/10 Country   MSCA
Month Ended Composite Composite ex U.S.  EAFE
Dec-94      $10,000   $10,000  $10,000 $10,000
Jan-95       $9,766    $9,690   $9,546  $9,616
Feb-95       $9,795    $9,662   $9,494  $9,588
Mar-95      $10,473   $10,277  $10,031 $10,186
Apr-95      $10,840   $10,658  $10,422 $10,569
May-95      $10,761   $10,636  $10,376 $10,444
Jun-95      $10,608   $10,511  $10,233 $10,261
Jul-95      $11,163   $11,020  $10,813 $10,900
Aug-95      $10,692   $10,579  $10,438 $10,485
Sep-95      $10,916   $10,778  $10,616 $10,689
Oct-95      $10,662   $10,519  $10,333 $10,402
Nov-95      $10,926   $10,727  $10,576 $10,691
Dec-95      $11,307   $11,102  $10,994 $11,122
Jan-96      $11,299   $11,176  $11,145 $11,167
Feb-96      $11,331   $11,175  $11,145 $11,205
Mar-96      $11,509   $11,327  $11,353 $11,443
Apr-96      $11,709   $11,541  $11,697 $11,776
May-96      $11,617   $11,465  $11,521 $11,559
Jun-96      $11,681   $11,529  $11,580 $11,624
Jul-96      $11,482   $11,281  $11,195 $11,285
Aug-96      $11,617   $11,420  $11,261 $11,309
Sep-96      $11,856   $11,635  $11,541 $11,610
Oct-96      $11,902   $11,637  $11,425 $11,492
Nov-96      $12,357   $12,046  $11,865 $11,949
Dec-96      $12,296   $11,996  $11,728 $11,795
Jan-97      $11,941   $11,776  $11,513 $11,382
Feb-97      $12,126   $11,959  $11,724 $11,569
Mar-97      $12,146   $11,978  $11,699 $11,610
Apr-97      $12,168   $12,000  $11,798 $11,672
May-97      $12,832   $12,655  $12,526 $12,432
Jun-97      $13,445   $13,263  $13,218 $13,117
Jul-97      $13,660   $13,476  $13,485 $13,329
Aug-97      $12,771   $12,598  $12,424 $12,334
Sep-97      $13,461   $13,279  $13,096 $13,024
Oct-97      $12,526   $12,357  $11,981 $12,023
Nov-97      $12,383   $12,216  $11,831 $11,900
Dec-97      $12,495   $12,327  $11,968 $12,004
Jan-98      $12,869   $12,671  $12,326 $12,552
Feb-98      $13,728   $13,419  $13,148 $13,358
Mar-98      $14,201   $13,763  $13,602 $13,769
Apr-98      $14,303   $13,881  $13,700 $13,878
May-98      $14,043   $13,619  $13,451 $13,810
Jun-98      $13,991   $13,560  $13,401 $13,915
Jul-98      $14,123   $13,701  $13,528 $14,056
Aug-98      $12,132   $12,097  $11,620 $12,314
Sep-98      $11,875   $12,019  $11,375 $11,936
Oct-98      $13,119   $13,191  $12,566 $13,180
Nov-98      $13,824   $13,764  $13,242 $13,855
Dec-98      $14,300   $14,199  $13,698 $14,401
Jan-99      $14,285   $14,118  $13,683 $14,357
Feb-99      $13,965   $13,806  $13,377 $14,016
Mar-99      $14,640   $14,475  $14,023 $14,600
Apr-99      $15,372   $15,093  $14,724 $15,192
May-99      $14,650   $14,456  $14,032 $15,974
Jun-99      $15,323   $15,009  $14,677 $16,597
Jul-99      $15,682   $15,384  $15,022 $17,090
Aug-99      $15,737   $15,451  $15,074 $17,153
Sep-99      $15,843   $15,538  $15,176 $17,326
Oct-99      $16,433   $15,999  $15,740 $17,976

                               Performance Table

                                         Average Annual         Cumulative
                                          Total Return         Total Return
                                    ------------------------ -----------------
Periods Ending October 31, 1999       1      Since   Since/6   Since   Since/6
                                     Year  Inception    /    Inception    /
                                    ------ --------- 4/1/99  --------- 4/1/99
                                                     -------           -------
Customized Benchmark/1/,/2/         37.39%  12.95%   23.12%   80.33%   23.12%
85%/15% Composite Index/1/,/3/      25.26%  10.81%   12.25%   64.33%   12.25%
75%/15%/10% Composite Index/1/,/7/  21.29%  10.20%   10.53%   59.99%   10.53%
MSCI All Country World ex
 U.S./1/,/7/                        25.26%   9.83%   12.25%   57.40%   12.25%
MSCI EAFE/1/,/8/                    36.39%  12.88%   23.12%   79.76%   23.12%
International Equity Fund A (NAV)   21.33%   8.26%    7.70%   46.48%    7.70%
International Equity Fund Class A
 (net of 5.75%
 sales charge)                      14.35%   6.94%    1.51%   38.06%    1.51%
International Equity Fund Class B
 (NAV)                              20.53%   7.66%    7.31%   42.66%    7.31%
International Equity Fund Class B
 (net of CDSC)/4/                   15.53%   7.35%    2.31%   40.66%    2.31%
International Equity Fund Class C
 (NAV)                              20.53%   7.65%    7.31%   42.56%    7.31%
International Equity Fund Class C
 (net of CDSC)/5/                   19.53%   7.65%    6.31%   42.56%    6.31%

                        Portfolio Managers' Commentary

The International Equity Fund's Class A performance for the year-ended October 31, 1999 was 21.33% as compared to the Composite Index* return of 37.39% for the same period.

International markets made good progress in the fourth quarter of 1998 as they recovered from volatility in the third quarter. Central bank easings around the world helped equities rebound. Although European stocks lagged the U.S. during the quarter, they still posted a strong gain of 20.5%. Continued optimism over corporate restructuring contributed to the strength of these markets. Japan was up 5.1% for the quarter, in spite of a continued recession. An injection of capital into the Japanese banking sector contributed to the market's return. The emerging markets had a strong quarter, as stocks were boosted by global interest rate cuts.

In the first quarter of 1999, the Fund's Japanese holdings fared particularly well, as the market in this region outperformed all other stock markets worldwide in February and March. Investors became more optimistic that Japanese economic growth could resume, and corporate restructuring began to proliferate. In Europe, investors continue to be concerned about slowing economic activity and pressure on corporate profits, which have overshadowed an upsurge in mergers and acquisitions. For the quarter, Europe lagged both the U.S. and Japan. Emerging markets provided strong returns for the quarter, marked by a recovery in Brazil.

In April, 1999, Morgan Stanley Asset Management took over management of the Fund. For much of the second quarter, the Fund was defensively positioned and the emphasis on Japan and Asia positively affected the Fund. Although European economic growth was picking up, we were concerned about high valuation levels. Thus we still preferred Asia and remained underweight in Europe.

For the past several months, global markets have churned on worries about interest rates and central bank policies. However, the October release of the moderate U.S. 3rd quarter economic growth numbers and a lower than expected employment cost index increased the probability of a soft landing in the U.S. This scenario has increased our confidence that global markets will be strong. Japan and Asia are just emerging from devastating depression and bear markets, and Europe is in the early stages of what could be a prolonged period of growth. We believe EAFE is well positioned versus the S&P 500 not for months, but for years.

---------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 75% of the return of the MSCI EAFE Index, 15% of the return of the Salomon Brothers Non-$ WGBI 10 Index, and 10% of the MSCI Emerging Markets Free ex Malaysia Index. In February of 1997, the 85%/15% Composite Index was adjusted to reflect the addition of the MSCI Emerging Markets Free ex Malaysia Index. In January 1998, this index was changed to the MSCI All Country World ex U.S. Index to accurately reflect the Fund's investment objective.
/3/Comprised of 85% of the return of the MSCI EAFE and 15% of the return of the Salomon Brothers Non-$ WGBI 10 Index.
/4/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/5/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /6/Current investment subadvisor assignment became effective 4/1/99. /7/Composite composed of 75% MSCI EAFE, 15% the Salomon Brothers Non-$ WGBI 10
  Index, both fixed weighted Japan at 25%, and 10% Emerging Markets Free ex Malaysia from February 1, 1997 to December 31, 1997, then MSCI All Country World Free (ex US) Index.
/8/The benchmark became MSCI EAFE Index on 4/1/99 when Morgan Stanley Asset
  Management assumed management of the Fund.

                             Emerging Growth Fund
                  (currently named the Small Cap Growth Fund)

Investment           Seeks to provide maximum capital appreciation by
Objective:           investing primarily in a portfolio of equity securities
                     of domestic companies. Under normal conditions, the Fund will be mainly invested in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

Subadvisor:          Warburg Pincus Asset Management, Inc.

Portfolio            Elizabeth B. Dater, Stephen J. Lurito
Manager:

Inception Date:      January 6, 1998
                                    [GRAPH]


                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
                                                   Year  Inception  Inception
Periods Ending October 31, 1999                   ------ --------- ------------
Russell 2000 Growth/1/                            29.98%   6.05%      11.37%
Emerging Growth Fund A (NAV)                      44.26%  14.61%      28.10%
Emerging Growth Fund Class A (net of 5.75% sales
 charge)                                          35.97%  10.93%      20.73%
Emerging Growth Fund Class B (NAV)                42.36%  13.42%      25.70%
Emerging Growth Fund Class B (net of CDSC)/2/     37.36%  10.91%      20.70%
Emerging Growth Fund Class C (NAV)                42.19%  13.42%      25.70%
Emerging Growth Fund Class C (net of CDSC)/3/     41.19%  13.42%      25.70%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

Supported by optimism over interest rates and earnings, small-cap and emerging-growth stocks had generally good showings in October, with the Russell 2000 Growth and Russell 2500 Growth indexes up 2.56% and 4.87%, respectively. North American Emerging Growth Fund had a gain of 7.02% for the month, a solid return both in absolute terms and compared to those of its benchmarks. The Emerging Growth Fund's Class A performance for the year-ended October 31, 1999, was 44.26% as compared to the Russell 2000 Growth Index return of 29.98% for the same period. Factors that helped the Fund included its overweightings in the buoyant technology and communications areas.

In terms of general strategy, we remained focused on well-managed companies offering innovative products and services. And with respect to major investment themes, we continued to emphasize companies that stand to benefit from a global push for enhanced productivity, as well as those standing to benefit from a maturing and increasingly wealthy population. In this context, our primary areas of concentration remained technology, communications, business services, leisure & entertainment and health-care stocks.

The recent decline in smaller-cap and aggressive-growth stocks notwithstanding, we see ample grounds for optimism regarding their longer-term prospects. The main reason for our bullishness is the stocks' relative valuations. By almost any relevant measure, smaller companies are selling extremely cheaply vs. larger companies, trading at multiples well below their 20-year averages. Assuming that investors ultimately care about value - and historically they have - smaller caps could see a material pickup in buying interest at some point in the months ahead.

Adding to the stocks' potential appeal is these companies' relatively strong earnings prospects. Analysts are currently calling for small-cap earnings growth of roughly 12% in the third quarter, a healthy gain albeit a less-robust one than that expected for larger companies. The fourth quarter looks far better for smaller caps, though, both in relative and absolute terms, with estimates calling for year-over-year growth of as much as 30%, vs. 20% or thereabouts for larger companies. The medium- to longer-term outlook is positive as well, with many analysts expecting smaller companies' earnings growth to handily exceed that of larger companies over the next three to five years. Assuming these projections, especially the longer-range ones, are accurate (admittedly, a big assumption), they make small-cap stocks' current low multiples that much more compelling.

A third factor that could spark and sustain interest in the group is the near certainty of ongoing acquisition activity. Smaller companies have been gobbled up by larger ones at a furious clip so far in 1999, with the total number of deals for the year likely to be the highest in a decade. The effect on the share prices of targeted firms has been, in most cases, considerable, and the likelihood of continued such activity could, at some point, prove too strong a lure for investors to continue to ignore.

Given the above, we remain positive on the asset class. Given a catalyst, such as an easing of interest-rate concerns or a broadening of market leadership, we think small caps could see their fortunes improve considerably, and in fairly short order. In the meantime, we remain focused on identifying the most promising companies, since we expect wide differences in share-price performance between the ultimate winners and losers in the group.

                              Small/Mid Cap Fund
                   (currently named the Mid Cap Growth Fund)

                     Seeks to provide long-term capital appreciation by
Investment           investing at least 65% of its assets in the stocks of
Objective:           small-to-mid size companies that have total market
                     capitalization between $500 million and $5 billion.
Subadvisor:          Fred Alger Management, Inc.
Portfolio            David D. Alger
Manager:             March 4, 1996
Inception Date:

                                    [GRAPH]


                               Performance Table

                                    Average Annual        Cumulative
                                     Total Return        Total Return
                                    -------------- -------------------------
                                          1           Since        Since
Periods Ending October 31, 1999          Year      Inception/1/ Inception/1/
                                    -------------- ------------ ------------
S&P Mid Cap 400 Index                   20.96%        18.09%       83.99%
Russell 2000 Growth Index               29.98%         8.52%       34.97%
50%/50% Composite Index/2/              25.47%        13.31%       59.48%
Small/Mid Cap Fund A (NAV)              25.50%        14.53%       64.30%
Small/Mid Cap Fund Class A (net of
 5.75% sales charge)                    18.28%        12.69%       54.85%
Small/Mid Cap Fund Class B (NAV)        24.62%        13.69%       59.95%
Small/Mid Cap Fund Class B (net of
 CDSC)/3/                               19.62%        13.10%       56.95%
Small/Mid Cap Fund Class C (NAV)        24.65%        13.74%       60.18%
Small/Mid Cap Fund Class C (net of
 CDSC)/4/                               23.65%        13.74%       60.18%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the S&P MidCap 400 Index and 50% of the return of the Russell 2000 Growth Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

Despite being invested primarily in small-cap and mid-cap stocks - which vastly underperformed large-cap stocks during the recent fiscal year - the Small/MidCap Fund posted solid results. The Small/Mid Cap Fund Class A posted a return of 25.50%, slightly underperforming the Composite Index (Russell 2000 Growth/S&P 400) return of 25.47% for the same period, but easily outperforming the S&P MidCap 400 Index return of 20.96%. A heavy technology weighting, a growth stock orientation and the strong performance of a few key holdings allowed the Fund to outperform the small-cap and mid-cap markets.

The fiscal year ended October 31, 1999 began in the midst of a dramatic recovery from the July/August 1998 market correction caused by the Asian financial crisis. The third of three interest rate cuts by the Fed took place in November 1998, adding momentum to the market's revival. During the first half of the year, large-cap stocks marched forward without a notable setback, while their smaller counterparts struggled. All of the major large-cap indices continuously set new highs, and the Dow Jones Industrial Average closed over 10,000 for the first time on March 29, 1999.

May and June saw consolidation and profit taking in the equity markets. An ongoing fear of rising interest rates was realized on June 30 when the Fed "took back" one of three previous interest rate cuts by hiking the Fed Funds Rate to 5%. Nonetheless, the market shrugged off the rate hike and took solace in the Fed's return to a "neutral bias." Large-cap stocks continued to rally, and the S&P 500 reached an intra-day high of 1420.33 on July 19.

The fourth quarter of the recent fiscal year was marked by extreme market volatility, an overall downward trend, and ultimately, a dramatic rebound. The market slipped steadily downward from its mid-July peak and failed to match its previous highs during August and September. In October, mounting fears of rising interest rates, an upward spike in the price of gold and a series of threatening economic reports forced the yield on the long bond to 6.40%. Equity markets reacted strongly. The Dow Jones dropped more than 1,000 points in less than a month, briefly dipping below the 10,000 level on October 18th. As is so often the case, however, the market recovered when it appeared to be at its weakest. As inflation jitters and interest rate fears subsided with the release of benign economic data, the final two weeks of October saw dramatic gains throughout both the bond and equity markets. The long bond once again approached 6%, and the Dow Jones neared 11,000.

The stock market is seemingly in the midst of a strong recovery. Recently, out of favor industries such as financials and pharmaceuticals have also begun to act well. According to David Alger, regardless of whether the Fed raises rates on November 16th, the market may continue to rally. If the Fed does raise rates, it will be viewed as the last in a set of three. If it does not, that will be considered bullish.

                              Growth Equity Fund
                  (currently named the Large Cap Growth Fund)

Investment           Seeks to provide long-term growth of capital by investing
Objective:           at least 65% of its assets in common stocks of well-
                     established, high-quality growth companies.
                     Founders Asset Management LLC
Subadvisor:
Portfolio
Manager:             Thomas Arrington, Scott Chapman
                     March 4, 1996
Inception Date:

                                    [GRAPH]


                               Performance Table

                                                 Average Annual   Cumulative
                                                  Total Return   Total Return
                                                ---------------- ------------
                                                  1      Since      Since
                                                 Year  Inception  Inception
Periods Ending October 31, 1999                 ------ --------- ------------
S&P 500/1/                                      25.58%  24.92%     126.14%
Growth Equity Fund A (NAV)                      28.57%  21.17%     101.92%
Growth Equity Fund Class A (net of 5.75% sales
 charge)                                        21.18%  19.23%      90.31%
Growth Equity Fund Class B (NAV)                27.77%  20.41%      97.33%
Growth Equity Fund Class B (net of CDSC)/2/     22.77%  19.90%      94.33%
Growth Equity Fund Class C (NAV)                27.75%  20.38%      97.18%
Growth Equity Fund Class C (net of CDSC)/3/     26.75%  20.38%      97.18%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

The Growth Equity Fund's Class A performance for the year-ended October 31, 1999 was 28.57% as compared to the S&P 500 Index return of 25.58% for the same period. In December 1998, Thomas Arrington and Scott Chapman became co-managers of the Fund.

While the first half of the year saw strong performance in mid- to large-cap equities, the U.S. stock market experienced a summer pullback. This was driven initially by investors' concern that the Federal Reserve would further raise short-term interest rates, a fear that was realized in the form of August's hikes in the Federal Funds and discount rates.

Specifically, the performance of the Fund during the second quarter was adversely affected by a major shift in investor preference away from large-cap, consistent growth companies toward economically sensitive companies. This shift occurred primarily because the United States' economy grew faster than expected while, at the same time, Asian economies appeared to be stabilizing.

Consequently, the Fund faced strong headwinds in the second quarter as cyclical, mid-cap and small-cap stocks rebounded with a vengeance from their multi-year performance dormancy and traders took profits in large cap growth stocks. Traders became more confident of a robust economic outlook which gave them courage to buy companies with less certain longer-term outlooks.

Despite the market shift during the quarter, the Fund remained true to its investment discipline. We focus on companies that we believe have the potential to deliver consistent earnings growth in all-weather economic environments, not on companies that are inextricably tied to the health of the economy. The Fund emphasizes a diversified portfolio of brand-name large- and mid-capitalization growth companies with a demonstrated track record of reliable earnings growth. In the third quarter, this focus led us to be slightly overweight in the healthcare and technology sectors, positioning that served the Fund well. The imperatives of consumers investing in Internet access and companies investing in e-commerce capabilities also contributed to the gains in the technology sector. Both stock selection and an overweight position in the sector contributed to our performance.

                            Growth and Income Fund
                  (currently named the Growth & Income Fund)

Investment           Seeks to provide long-term growth of capital and income
Objective:           consistent with prudent investment risk by investing
                     primarily in a diversified portfolio of common stocks of United States issuers which the portfolio manager believes are of high quality.
                     Wellington Management Company LLP
Subadvisor:
Portfolio
Manager:             Matthew E. Megargel
                     May 1, 1991
Inception Date:

                                    [GRAPH]


                               Performance Table

                                             Average Annual       Cumulative
                                              Total Return       Total Return
                                         ----------------------- ------------
                                                  5      Since      Since
Periods Ending October 31, 1999          1 Year Years  Inception  Inception
                                         ------ ------ --------- ------------
S&P 500/1/                               25.58% 25.99%  19.13%     342.70%
Growth and Income Fund A (NAV)/4/        23.11% 22.91%   2.78%     200.63%
Growth and Income Fund Class A (net of
 5.75% sales charge)/4/                  16.03% 21.46%  20.49%     183.95%
Growth and Income Fund Class B (NAV)/4/  22.28% 22.21%  21.14%     191.96%
Growth and Income Fund Class B (net of
 CDSC)/2/,/4/                            17.28% 22.03%  21.07%     190.96%
Growth and Income Fund Class C (NAV)     22.28% 22.17%  16.82%     275.34%
Growth and Income Fund Class C (net of
 CDSC)/3/                                21.28% 22.17%  16.82%     275.34%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/The inception date of Class A and Class B shares is 4/1/94.

                        Portfolio Manager's Commentary

The Growth and Income Fund's Class A performance for the year-ended October 31, 1999 was 23.11% as compared to the S&P 500 Stock Index return of 25.58% for the same period. This performance compares favorably to the average growth and income fund, as reported by Lipper Analytical Services, Inc., that climbed 17.55% over the same period. Fund performance was helped by select energy, information technology, and industrial and commercial stocks and by being underweight in finance and consumer discretionary stocks. Relative performance was limited by select health care and consumer staples holdings.

At the start of the fiscal year investors were concerned with tightening credit conditions sparked by the Russian default and the near collapse of a highly leveraged bond hedge fund. Fearing deflation and a global bear market, cautious investors created an upheaval in the capital markets. Investors sought refuge in safer issues, particularly U.S. Treasury securities and large, highly liquid stocks. Fortunately, the U.S. economy continued to perform well allowing interest rate spreads (the difference between yields on Treasury securities and bonds of lesser quality) to narrow from historically wide gaps. In addition, Japan, the Pacific Rim area, most of Europe, and some Latin America nations recovered or stabilized. Ratifying investor sentiment, the Dow broke 10,000 for the first time in March.

Looking ahead, an accelerating world economy is central to our investment outlook. We believe improving Japanese consumer confidence, a growth rebound in much of Asia, greater stability in Latin America, a stronger Europe, and slower, but solid growth in the U.S. should leave the world poised for growth.

We continue to believe that longer-term economic conditions for equities are favorable. Despite the recent rise in energy prices, we expect inflation to remain low. Technological innovation has boosted productivity and helped keep inflation under wraps in the recent past. That trend should continue. While we are anticipating moderating GDP growth, we would not be surprised by one or two Federal Reserve rate hikes in the next six months. We are intrigued by pending deregulation in the financial services industry and may see renewed interest in the sector sparked by consolidation activity. While values appear to be emerging in some sectors such as health care and finance, it may take time for the overall market to establish a firm base from which to move higher.

                                 Balanced Fund

                     To provide current income and capital appreciation by
Investment           investing in a balanced portfolio of common stocks, U.S.
Objective:           and foreign government obligations and a variety of
                     corporate fixed-income securities.
Subadvisor:          Founders Asset Management LLC
Portfolio            Brian F. Kelly
Manager:             August 28, 1989/5/
Inception Date:
                                    [GRAPH]


                               Performance Table

                                  Average Annual               Cumulative
                                   Total Return               Total Return
                           -------------------------------- -------------------
Periods Ending October       1      5      10      Since/5/   10       Since/5/
31, 1999                    Year  Years  Years     10/1/96   Years     10/1/96
                           ------ ------ ------    -------- -------    --------
S&P 500/1/                 25.58% 25.99% 17.80%     26.80%  414.49%    107.94%
Lehman Brothers Aggregate
 Bond Index/1/              0.53%  7.94%  7.88%      6.76%  113.49%     22.36%
50%/50% Composite/1/,/2/   13.06% 16.97% 12.84%     16.78%  264.00%     66.15%
Balanced Fund A (NAV)       1.20% 11.98% 10.78%/6/  10.37%   77.19%/6/  35.54%
Class A (net of 5.75%
 sales charge)             -4.62% 10.66%  9.62%/6/   8.27%   67.01%/6/  27.75%
Balanced Fund Class B
 (NAV)                      0.57% 11.29% 10.15%/6/   9.67%   71.64%/6/  32.91%
Class B (net of CDSC)/3/   -4.43% 11.03% 10.04%/6/   8.86%   70.64%/6/  29.91%
Balanced Fund Class C
 (NAV)                      0.58% 11.27%  8.94%      9.67%  135.42%     32.91%
Class C (net of CDSC)/4/   -0.42% 11.27%  8.94%      9.67%  135.42%     32.91%

-------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the S&P 500 and 50% of the return of the
  Lehman Brothers Aggregate Bond Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/Current investment subadvisor assignment became effective 10/1/96. /6/Returns are since inception. The inception date of Class A and Class B shares is 4/1/94.

                        Portfolio Manager's Commentary

The Balanced Fund's Class A performance for the year-ended October 31, 1999, was 1.20% as compared to the 50% S&P/50% Lehman Brothers Aggregate Bond Index return of 13.06% for the same period.

The Fund maintains the flexibility to strategically shift its composition to take advantage of market conditions. In building the equity portion of the Balanced Fund, we follow a growth philosophy, looking for those firms whose fundamental strengths suggest the potential for consistent streams of corporate earnings. To the extent that our research process does not identify attractive equity opportunities, our exposure to bonds or cash may increase. We continue to take a conservative approach to the Fund and have been closely monitoring the number of stocks in the Fund. At the end of the third quarter, approximately 48% of the Fund was invested in equities.

The Fund has carried a heavier weighting in bonds than the average balanced fund because we have been concerned about the high absolute and relative valuations the market currently awards many of the quality large-cap companies.

We are confident in the equities we own and have taken larger positions in a smaller number of names as a way of targeting those companies that we believe offer the best opportunities for earnings growth. We believe that this structure best positions the Balanced Fund in the current environment to pursue income and capital appreciation.

We have been pleased with XL Capital Ltd. (4.51% of the Fund), a Bermuda-based corporation that provides liability insurance coverage. XL Capital has a low p/e, and its dividend looks secure. Analysts expect the pricing environment for reinsurance companies to improve after prices hit relative lows, and we believe XL Capital could benefit from this improved climate.

The Fund has been overweight vs. the S&P 500 Index in pharmaceuticals and unfortunately, as a group, they have lagged the market. Pharmaceutical companies are introducing many new products and generally have delivered on their earnings. Although not inexpensive, this appears to be a sector of the market that can grow into its current valuation. This sector has shown steady earnings growth, and multiples are one-half or less than those of many technology stocks. We continue to believe in the long-term fundamentals of our drug holdings and will monitor their growth rates and valuations closely.

As we concentrate the number of stocks in the Fund, we've moved additional assets into the Fund's fixed-income allocation. Since interest rates across all durations of U.S. Treasury instruments have generally increased in 1999, the value of bonds has dropped. Consequently, this portion of the Fund has adversely affected performance on a year-to-date basis.

                             Strategic Income Fund

Investment           Seeks to provide a high level of total return consistent
Objective:           with the preservation of capital. The Fund invests in
                     certain segments of the fixed-income market based on
                     current economic and market conditions and on the
                     relative risks and opportunities in the different market
                     segments.
Subadvisor:          Salomon Brothers Asset Management Inc.
Portfolio            Robert Lavan, Peter Wilby, David J. Scott
Manager:
Inception Date:      November 1, 1993
                                    [GRAPH]


                               Performance Table

                                             Average Annual      Cumulative
                                              Total Return      Total Return
                                         ---------------------- ------------
                                           1      5     Since      Since
Periods Ending October 31, 1999           Year  Years Inception  Inception
                                         ------ ----- ---------  ---------
Lehman Brothers Aggregate Bond Index/1/   0.53% 7.94%   5.91%      41.12%
Strategic Income Fund Class A (NAV)/4/    2.10% 8.15%   6.06%      42.34%
Strategic Income Fund Class A (net of
 4.75% sales charge)/4/                  -3.77% 6.88%   5.02%      34.16%
Strategic Income Fund Class B (NAV)/4/    1.56% 7.48%   6.75%      44.06%
Strategic Income Fund Class B (net of
 CDSC)/2/,/4/                            -3.44% 7.18%   6.62%      43.06%
Strategic Income Fund Class C (NAV)       1.56% 7.48%   6.75%      44.03%
Strategic Income Fund Class C (net of
 CDSC)/3/                                 0.56% 7.48%   6.75%      44.03%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/The inception date of Class A and Class B shares is 4/1/94.

                        Portfolio Manager's Commentary

In a rather lackluster year for bonds, the Strategic Income Fund's Class A returned 2.10% for the year ending October 31, 1999, as compared to the Lehman Brothers Aggregate Bond Index return of 0.53% for the same time period.

The fiscal year began on a strong note as the Fund snapped back strongly in November when it became apparent to investors that the financial market crisis of the previous months was stabilizing. As investor confidence grew, a flight to risk developed, causing spreads to narrow and prices to increase on emerging market debt and high yield securities. Despite the rebound, the Federal Reserve opted for a third 25 basis point rate cut during the Fund's fiscal year at their November meeting.

After the first of the year, the U.S. bond market suffered as U.S. economic growth remained surprisingly robust while Europe and Asia began to rebound from the recession. Soaring oil prices and a rising CRB Index pushed bond prices lower and yields higher. By the end of February, the yield on the 30-year Treasury rose to 5.56%, the highest level in more than six months. Corporates and mortgages outperformed Treasuries as investors looked to add more yield to their portfolios. High yield bonds and emerging market debt performed well through the second quarter. Strong domestic economic growth continued through the third quarter heightening fears about the prospect of higher inflation. The Federal Reserve took a proactive stance and began to unwind the 75 basis point reduction of the previous fall with two subsequent increases in the Federal Funds Rate. The Federal Funds Rate currently stands at 5.25% and the Federal Reserve is likely to push it modestly higher over the next few months.

In general, we expect continued financial market volatility from Y2K concerns going forward, though we don't necessarily expect a major correction. In terms of the bond market, we expect the next 12 months will bring significantly higher returns than those witnessed thus far in 1999.

Our view is that the Federal Reserve has engineered a nice balance between strong economic growth and low inflation and that any further rise in bond yields will be modest. Those factors, coupled with strong expected company earnings, should provide a favorable environment for the Fund.

                         Investment Quality Bond Fund
                     (currently named the Core Bond Fund)

                     Seeks to provide a high level of current income
Investment           consistent with the maintenance of principal and
Objective:           liquidity by investing primarily in a diversified
                     portfolio of investment grade corporate bonds and U.S.
                     Government bonds with intermediate to longer term
                     maturities.
Subadvisor:          Wellington Management Company LLP
Portfolio            Thomas L. Pappas
Manager:             May 1, 1991
Inception Date:
                                    [GRAPH]


                               Performance Table

                                               Average Annual      Cumulative
                                                Total Return      Total Return
                                           ---------------------- ------------
                                             1      5     Since      Since
Periods Ending October 31, 1999             Year  Years Inception  Inception
                                           ------ ----- --------- ------------
Lehman Brothers Aggregate Bond Index/1/     0.53% 7.94%   7.59%      86.27%
50%/50% Composite/1/,/2/                   -0.30% 8.06%   7.85%      90.08%
Investment Quality Bond Fund A (NAV)       -1.08% 6.97%   6.76%      74.47%
Investment Quality Bond Fund Class A (net
 of 4.75%
 sales charge)                             -6.76% 5.71%   6.02%      64.43%
Investment Quality Bond Fund Class B
 (NAV)/5/                                  -1.56% 6.35%   5.32%      33.59%
Investment Quality Bond Fund Class B (net
 of CDSC)/3/,/5/                           -6.48% 6.04%   5.18%      32.59%
Investment Quality Bond Fund Class C
 (NAV)/5/                                  -1.56% 6.35%   5.32%      33.59%
Investment Quality Bond Fund Class C (net
 of CDSC)/4/,/5/                           -2.54% 6.35%   5.32%      33.59%

----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the Lehman Brothers Corporate Bond Index and 50% of the return of the Lehman Brothers Government Bond Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/The inception date of Class B and Class C shares is 4/1/94.

                        Portfolio Manager's Commentary

The Investment Quality Bond Fund's Class A performance for the year-ended October 31, 1999 was -1.08% as compared to -0.30% for the Composite Index comprised of Lehman Government Bond Index and Lehman Corporate Bond Index.

The past fiscal year was difficult for fixed income investors. Yields increased approximately 1.5% across the maturity spectrum. Particularly hard hit (based on yield changes) were bonds with two to ten years until maturity. The year began with turmoil in the credit markets due to the Russian default and the near collapse of a large fixed income hedge fund. Investors worldwide were anxious about holding anything but US Treasury securities. This flight to quality expanded the yield gap (spread) between US Treasuries and bonds of lesser quality to an uncharacteristically wide margin, given the strong economic environment. The yield spread has contracted somewhat since then, but is still larger than usual.

In addition to US Treasuries, the Fund may hold corporate bonds, mortgage securities, and high yield issues. We took advantage of the lower prices and higher yields of non-Treasury debt because we felt these bonds would eventually return to favor once investors realized the world was not headed toward a depression. Currently, we are sticking with our above-index allocations of these securities. We do not know where yield spreads will be one month or so from now, particularly with the Y2K wildcard thrown in. However, looking into next year, it is highly unlikely that spreads will stay as wide as they currently are. Fundamentals, such as strong interest coverage and a growing economy, favor corporate bonds, while mortgages benefit from low volatility and diminished refinancings.

The Treasury yield curve is priced to reflect a view that inflation is more likely to go up than down, and that economic growth is a bit stronger than the Fed would like. Over the next year, we believe growth will be lower, but inflation higher, and without knowing which one will lead the way, we are not betting that interest rates will move significantly one way or the other from their current levels.

                         National Municipal Bond Fund
                   (currently named the Municipal Bond Fund)

Investment           Seeks to provide a high level of current income which is
Objective:           exempt from regular federal income taxes, consistent with
                     the preservation of capital, by investing primarily in a
                     portfolio of municipal obligations. The Fund will not
                     invest in municipal obligations that are rated below
                     investment grade at the time of purchase.
Subadvisor:          Salomon Brothers Asset Management Inc.
Portfolio            Robert Amodeo
Manager:
Inception Date:      July 6, 1993

                                    [GRAPH]


                               Performance Table

                                               Average Annual      Cumulative
                                                Total Return      Total Return
                                           ---------------------- ------------
                                             1      5     Since      Since
                                            Year  Years Inception  Inception
Periods Ending October 31, 1999            ------ ----- --------- ------------
Lehman Brothers Municipal Bond Index/1/    -1.78% 6.93%   5.28%      38.50%
National Municipal Bond Fund A (NAV)       -2.95% 6.53%   4.20%      29.70%
National Municipal Bond Fund Class A (net
 of 4.75% sales charge)                    -8.53% 5.27%   3.23%      22.24%
National Municipal Bond Fund Class B
 (NAV)/4/                                  -3.77% 5.67%   4.55%      28.20%
National Municipal Bond Fund Class B (net
 of CDSC)/2/,/4/                           -8.58% 5.34%   4.40%      27.20%
National Municipal Bond Fund Class C
 (NAV)/4/                                  -3.77% 5.67%   4.55%      28.19%
National Municipal Bond Fund Class C (net
 of CDSC)/3/,/4/                           -4.73% 5.67%   4.45%      28.19%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/The inception date of Class B and Class C shares is 4/1/94.

                        Portfolio Manager's Commentary

The National Municipal Bond Fund's Class A performance for the year-ended October 31, 1999 was -2.95% as compared to the Lehman Brothers Municipal Bond Index return of -1.78% for the same period.

During the last three months of 1998 investor confidence grew following a 25 basis points decrease in the Federal Funds rate in October. This move injected stability into an unstable market. As a result a flight to risk emerged, causing credit spreads to narrow and prices to increase on emerging markets' debt and high yield securities. Despite the rallies, the Fed opted to take out additional insurance against inflation concerns in the form of another 25 basis point rate cut at its November 1998 meeting.

Most fixed income securities achieved modest returns during the month of December as another large upturn in the equity markets captured greater investor attention. Municipal bonds began the year on a positive note.

After closing 1998 at near record issuance levels, state and local governments borrowed just $13.8 billion of new debt during January 1999. That represents a 24% decrease over the same period last year. This lower than expected municipal new issue calendar, coupled with an influx of cash from January 1st maturities and coupon payments, created a favorable environment for municipal bonds as demand outpaced supply. The imbalance enabled tax-exempts to smartly outperform Treasuries in January. Tax-exempts continued to benefit from the continued decline in new issue volume that enabled them to outperform Treasuries for the first three months of the year. The next three months were characterized by higher interest rates, highlighted by an increase in the Fed Funds Rate 25 basis points to 5.00% at the conclusion of the June 30th FOMC meeting. Prices for tax-exempts retreated during the quarter as a lack of support from institutional buyers caused municipal dealers' inventories to swell. July was the largest bond redemption month of the year with nearly $25 billion redeemed, which lent support to a manageable municipal new issue calendar. The specter of impending increases in short-term interest rates by the Fed unsettled the fixed income markets during the four months ending October 31st. The Fed did raise the federal funds rate 25 basis points to 5.25% during August.

At its meeting on October 5, 1999, the Fed adopted a bias toward the future possibility of raising interest rates. This resulted in a sell-off in the fixed income markets, which continued through the first several weeks of October. The market, however, was able to pare some of those losses during the last week of the month. The catalyst for the bounce back was data displaying strong economic growth with little threat of inflation. Prices for municipal bonds were lower during the four-month period ending October, but setbacks were not as pronounced as those were in Treasuries. A notable exception was tax-exempt bonds that mature beyond twenty years, where losses where magnified due to continued lack of sponsorship from institutional buyers. Individual investors remained a constant in the marketplace due to high nominal yields and the relative attractiveness of tax-exempts as compared to Treasuries.

                                   APPENDIX C

   As of April 17, 2000, in the case of the Acquired Funds, and April 18, 2000, in the case of the Acquiring Funds, to the best of the knowledge of AGSPC2 and North American Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquired Funds and the Acquiring
Funds:

                                                                   % of Class Held
 Acquired Fund             Shareholder             % of Class Held  After Mergers
 -------------             -----------             --------------- ---------------
Balanced Fund
 Class A Shares VALIC                                    68%             22%
                Seed Account
                ATTN: Greg Seward
                2919 Allen Parkway #L7-01
                Houston, TX 77019-2142

                State Street Bank & Trust                 8%              3%
                IRA R/O Herbert H. Richardson
                3501 Parkway Terrace
                Bryan, TX 77802-3745

Balanced Fund
 Class B Shares VALIC                                    20%              9%
                Seed Account
                ATTN: Greg Seward
                2919 Allen Parkway #L7-01
                Houston, TX 77019-2142

                State Street Bank & Trust                 6%              2%
                IRA A/C William Roth
                341 Laredo Dr.
                Birmingham, AL 35226-2325

Balanced Fund
 Class I Shares VALIC                                    65%             65%
                Seed Account
                ATTN: Greg Seward
                2919 Allen Parkway #L7-01
                Houston, TX 77019-2142

Core Bond Fund
 Class A Shares VALIC                                     9%              -
                Seed Account
                ATTN: Greg Seward
                2919 Allen Parkway #L7-01
                Houston, TX 77019-2142

                Lorna Gibbs                              70%              2%
                TOD June Gibbs Brown, Susan Farri
                TOD Nancie Mann, Gail Koller
                25751 Drakefield Avenue
                Euclid, OH 44132-1847

                Robert J. Kester                          7%              -
                Sarah S. Kester JT WROS
                Carol A. Crowley TOD
                9304 Miller Circle
                Missoula, MT 59803

                                                                       % of Class Held
  Acquired Fund                Shareholder             % of Class Held  After Mergers
  -------------                -----------             --------------- ---------------
Core Bond Fund
 Class A Shares--   Marthabel Bronaugh                        7%              -
  (continued)       1701 DE 12 Street, Apt 17B West
                    Cleveland, OH 44114

                    Glendolyn M. Stepan                       7%              -
                    RR 3 Box 127
                    Hempstead, TX 77445-9203

Core Bond Fund
 Class B Shares     Eleanor M. Merrill                        6%              -
                    4 Stevens Ct.
                    Rockville, MD 20850-1919

Core Bond Fund
 Class I Shares     VALIC                                     7%              -
                    Seed Account
                    2919 Allen Parkway # L7-01
                    Houston, TX 77019-2142

                    Jill D. Kovach                            9%              -
                    712 Quaker Lane
                    High Point, NC 27262-3718

                    Kyran Connor                              7%              -
                    P.O. Box 1315
                    Ocean City, NJ 08226-7315

                    Patricia Werner                          18%              1%
                    11 Davis Road
                    Rio Grande, NJ 08242-1601

                    Harry Patterson                          35%              1%
                    28 Timber Lane W
                    Marmora, NJ 08223-1129

Core Bond Fund
 Class II Shares    American General                        100%            100%
                    ATTN: Josi Isnard, Plan Admin.
                    2929 Allen Parkway, Floor 39
                    Houston, TX 77019-2197

Domestic Bond Fund
 Class A Shares     VALIC                                    11%              5%
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Growth Lifestyle Fund                    11%              5%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142


                                                                       % of Class Held
  Acquired Fund                Shareholder             % of Class Held  After Mergers
  -------------                -----------             --------------- ---------------
Domestic Bond Fund
 Class A Shares--   Moderate Growth Lifestyle Fund           28%             13%
  (continued)       c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Conservative Growth Lifestyle            39%             18%
                    Fund
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Anna D. Eastwood                          6%              8%
                    Eastwood Family Trust TOD
                    8576 Clifford Heights Road
                    Santee, CA 92071-3693

Domestic Bond Fund
 Class B Shares     Growth Lifestyle Fund                     9%              7%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Moderate Growth Lifestyle Fund           26%             18%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Conservative Growth Lifestyle            46%             32%
                    Fund
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

Domestic Bond Fund
 Class I Shares     VALIC                                     7%              7%
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Growth Lifestyle Fund                     6%              5%
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Moderate Growth Lifestyle Fund           18%             17%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142


                                                                         % of Class Held
   Acquired Fund                 Shareholder             % of Class Held  After Mergers
   -------------                 -----------             --------------- ---------------
Domestic Bond Fund
 Class I Shares--     Conservative Growth Lifestyle            27%             25%
  (continued)         Fund
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

International Growth
 Fund
 Class A Shares       VALIC                                    59%             14%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Growth Lifestyle Fund                    16%              4%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Moderate Growth Lifestyle Fund            8%              2%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

International Growth
 Fund
 Class B Shares       VALIC                                    28%              6%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Growth Lifestyle Fund                    23%              5%
                      Lifestyle Fund c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Moderate Growth Lifestyle Fund           13%              2%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Conservative Growth Lifestyle             7%              1%
                      Fund
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

International Growth
 Fund
 Class I Shares       VALIC                                    68%             26%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142


                                                                             % of Class Held
     Acquired Fund                   Shareholder             % of Class Held  After Mergers
     -------------                   -----------             --------------- ---------------
International Growth
 Fund
 Class I Shares--         Growth Lifestyle Fund                    15%              6%
  (continued)             c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Moderate Growth Lifestyle Fund            9%              4%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

International Value Fund
 Class A Shares           VALIC                                    54%             15%
                          Seed Account
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Growth Lifestyle Fund                    12%              4%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Moderate Growth Lifestyle Fund            7%              2%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          State Street Bank & Trust                 5%              1%
                          IRA R/O Hebert H. Richardson
                          3501 Parkway Terrace
                          Bryan, TX 77802-3745

International Value Fund
 Class B Shares           VALIC                                    27%              6%
                          Seed Account
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Growth Lifestyle Fund                    18%              4%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Moderate Growth Lifestyle Fund           11%              3%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142


                                                                             % of Class Held
     Acquired Fund                   Shareholder             % of Class Held  After Mergers
     -------------                   -----------             --------------- ---------------
International Value Fund
 Class B Shares--         Conservative Growth Lifestyle             6%              1%
  (continued)             Fund
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

International Value Fund
 Class I Shares           VALIC                                    47%             29%
                          Seed Account
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Growth Lifestyle Fund                     9%              5%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Moderate Growth Lifestyle Fund            6%              4%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

Large Cap Growth Fund
 Class A Shares           VALIC                                    26%             10%
                          Seed Account
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Growth Lifestyle Fund                    15%              6%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Moderate Growth Lifestyle Fund           10%              4%
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Conservative Growth Lifestyle             7%              3%
                          Fund
                          c/o VALIC
                          ATTN: Greg Seward
                          2919 Allen Parkway #L7-01
                          Houston, TX 77019-2142

                          Jato & Co., II                            8%              3%
                          651 Nicollet Mall
                          Minneapolis, MN 55402-1636


                                                                          % of Class Held
    Acquired Fund                 Shareholder             % of Class Held  After Mergers
    -------------                 -----------             --------------- ---------------
Large Cap Growth Fund
 Class B Shares        Growth Lifestyle Fund                    12%              5%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Moderate Growth Lifestyle Fund            8%              3%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Conservative Growth Lifestyle             8%              3%
                       Fund
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

Large Cap Growth Fund
 Class I Shares        VALIC                                    30%             30%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Growth Lifestyle Fund                    14%             14%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Moderate Growth Lifestyle Fund           11%             11%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Conservative Growth Lifestyle             9%              9%
                       Fund
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

Large Cap Value Fund
 Class A Shares        VALIC                                    36%              2%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Growth Lifestyle Fund                    13%              1%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142


                                                                         % of Class Held
   Acquired Fund                 Shareholder             % of Class Held  After Mergers
   -------------                 -----------             --------------- ---------------
Large Cap Value Fund
 Class A Shares--     Moderate Growth Lifestyle Fund           18%              1%
  (continued)         c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Conservative Growth Lifestyle            13%              1%
                      Fund
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Jato & Co., II                           10%              -
                      651 Nicollet Mall
                      Minneapolis, MN 55402-1636

Large Cap Value Fund
 Class B Shares       VALIC                                    12%              1%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Growth Lifestyle Fund                    13%              1%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Moderate Growth Lifestyle Fund           19%              1%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Conservative Growth Lifestyle            18%              1%
                      Fund
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

Large Cap Value Fund
 Class I Shares       VALIC                                    41%             41%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Growth Lifestyle Fund                    12%             12%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142


                                                                         % of Class Held
   Acquired Fund                 Shareholder             % of Class Held  After Mergers
   -------------                 -----------             --------------- ---------------
Large Cap Value Fund
 Class I Shares--     Moderate Growth Lifestyle Fund           20%             20%
  (continued)         c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Conservative Growth Lifestyle            15%             15%
                      Fund
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

Mid Cap Growth Fund
 Class A Shares       VALIC                                    60%             13%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Growth Lifestyle Fund                     8%              2%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

Mid Cap Growth Fund
 Class B Shares       VALIC                                    24%              5%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Growth Lifestyle Fund                     9%              2%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                      Moderate Growth Lifestyle Fund            5%              1%
                      c/o VALIC
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

Mid Cap Growth Fund
 Class I Shares       VALIC                                    15%             15%
                      Seed Account
                      ATTN: Greg Seward
                      2919 Allen Parkway #L7-01
                      Houston, TX 77019-2142

                                                                       % of Class Held
  Acquired Fund                Shareholder             % of Class Held  After Mergers
  -------------                -----------             --------------- ---------------
Mid Cap Value Fund
 Class A Shares     VALIC                                    55%             36%
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Growth Lifestyle Fund                    12%              8%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Moderate Growth Lifestyle Fund           10%              6%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Conservative Growth Lifestyle             5%              3%
                    Fund
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

Mid Cap Value Fund
 Class B Shares     VALIC                                    18%             14%
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Growth Lifestyle Fund                    12%              9%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Moderate Growth Lifestyle Fund           11%              8%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Conservative Growth Lifestyle             7%              5%
                    Fund
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

Mid Cap Value Fund
 Class I Shares     VALIC                                    65%             41%
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142


                                                                       % of Class Held
  Acquired Fund                Shareholder             % of Class Held  After Mergers
  -------------                -----------             --------------- ---------------
Mid Cap Value Fund
 Class I Shares--   Growth Lifestyle Fund                    12%              7%
  (continued)       c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Moderate Growth Lifestyle Fund           11%              7%
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Conservative Growth Lifestyle             7%              4%
                    Fund
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

Mid Cap Value Fund
 Class II Shares    VALIC                                    77%              -
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Growth Lifestyle Fund                    10%              -
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Moderate Growth Lifestyle Fund            8%              -
                    c/o VALIC
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

                    Conservative Growth Lifestyle             5%              -
                    Fund
                    c/o VALIC
                    ATTN: Greg Seward 2919
                    Allen Parkway #L7-01
                    Houston, TX 77019-2142

Money Market Fund
 Class A Shares     VALIC                                     6%              4%
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142

Money Market Fund
 Class B Shares     VALIC                                    29%             18%
                    Seed Account
                    ATTN: Greg Seward
                    2919 Allen Parkway #L7-01
                    Houston, TX 77019-2142


                                                                        % of Class Held
   Acquired Fund                Shareholder             % of Class Held  After Mergers
   -------------                -----------             --------------- ---------------
Money Market Fund
 Class I Shares      VALIC                                    33%             33%
                     Seed Account
                     ATTN: Greg Seward
                     2919 Allen Parkway #L7-01
                     Houston, TX 77019-2142

                     Lillian Templeton                         5%              5%
                     925 Alvarado Terrace
                     Walla Walla, WA 99362-2101

Money Market Fund
 Class II Shares     VALIC                                    59%              -
                     Seed Account
                     ATTN: Greg Seward
                     2919 Allen Parkway #L7-01
                     Houston, TX 77019-2142

                     American General                         41%              -
                     ATTN: Josi Isnard Plan Admin.
                     2929 Allen Parkway Floor 39
                     Houston, TX 77019-2197

Municipal Bond Fund
 Class A Shares      VALIC                                    74%             34%
                     Seed Account
                     ATTN: Greg Seward
                     2919 Allen Parkway #L7-01
                     Houston, TX 77019-2142

                     J. Stuart Wilson TR                      15%              7%
                     Shirley Jo Dickens-Wilson TR
                     U/A DTD 4-21-99
                     FBO FLETA W COE Trust
                     5111 Mimosa Lane
                     Richmond, TX 77469-7612

Municipal Bond Fund
 Class B Shares      VALIC                                    62%             33%
                     Seed Account
                     ATTN: Greg Seward
                     2919 Allen Parkway #L7-01
                     Houston, TX 77019-2142

                     Roselyn Indictor TR                       7%              4%
                     U/A DTD 01/25/1997
                     FBO Roselyn Indictor
                     TOD Penny & Craig Indictor
                     402 Selma Street
                     Philadelphia, PA 19116-2754

                                                                          % of Class Held
    Acquired Fund                 Shareholder             % of Class Held  After Mergers
    -------------                 -----------             --------------- ---------------
Small Cap Growth Fund
 Class A Shares        VALIC                                    39%             31%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Growth Lifestyle Fund                    12%             10%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Moderate Growth Lifestyle Fund            7%              6%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

Small Cap Growth Fund
 Class B Shares        VALIC                                    12%             10%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Growth Lifestyle Fund                    14%             11%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Moderate Growth Lifestyle Fund            9%              7%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Conservative Growth Lifestyle             6%              5%
                       Fund
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

Small Cap Growth Fund
 Class I Shares        VALIC                                    32%             32%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       Growth Lifestyle Fund                     8%              8%
                       c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142


                                                                          % of Class Held
    Acquired Fund                 Shareholder             % of Class Held  After Mergers
    -------------                 -----------             --------------- ---------------
Small Cap Growth Fund
 Class I Shares--      Moderate Growth Lifestyle Fund            6%              6%
  (continued)          c/o VALIC
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

Stock Index Fund
 Class A Shares        VALIC                                    45%             29%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       State Street Bank & Trust CO FBO         18%             11%
                       IRA R/O Mary Ann Boettger
                       505 Harold Street
                       Bay City, MI 48708-7560

Stock Index Fund
 Class B Shares        VALIC                                    13%             10%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

Strategic Bond Fund
 Class A Shares        VALIC                                    79%             15%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

                       State Street Bank & Trust CO FBO          5%              1%
                       IRA A/C Shirley C. Karfunkle
                       106 Doe Ln.
                       Kennet Square, PA 19348-2722

                       State Street Bank & Trust                11%              2%
                       IRA R/O Herbert H. Richardson
                       3501 Parkway Terrace
                       Bryan, TX 77802-3745

Strategic Bond Fund
 Class B Shares        VALIC                                    68%              7%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142

Strategic Bond Fund
 Class I Shares        VALIC                                   100%            100%
                       Seed Account
                       ATTN: Greg Seward
                       2919 Allen Parkway #L7-01
                       Houston, TX 77019-2142


                                                                            % of Class Held
   Acquired Fund                  Shareholder               % of Class Held  After Mergers
   -------------                  -----------               --------------- ---------------
Strategic Bond Fund
 Class II Shares     VALIC                                       100%              -
                     Seed Account
                     ATTN: Greg Seward
                     2919 Allen Parkway #L7-01
                     Houston, TX 77019-2142

                                                                            % of Class Held
  Acquiring Fund                  Shareholder               % of Class Held  After Mergers
  --------------                  -----------               --------------- ---------------
Municipal Bond Fund
 Class A Shares      First Union Securities, Inc.                  8%              4%
                     Jean W. N. Bundy
                     111 East Kilbourn Avenue
                     Milwaukee, WI 53202-6611

                     Doris McPherson & Alice McPherson             5%              3%
                     JTWROS TOD University of WI Med School
                     Alice R. McPherson Retina Ins.
                     Dr. Dan Albert, Chairman of
                     Ophthalmology
                     2909 Poplar Creek Lane
                     Pearland, TX 77584-2014

                     Elbert J. Scribner                            9%              5%
                     20403 S. Hillcrest
                     Porter, TX 77365-3858

                     Janet E. Brown                                6%              3%
                     Emmaus Court
                     3109 Fellowship Road
                     Basking Ridge, NJ 07920-3904

Municipal Bond Fund
 Class B Shares      Southwest Securities Inc. FBO                 7%              3%
                     Hellen Bebb Trust
                     P.O. Box 509002
                     Dallas, TX 75250-9002

                     William H. Elliot, IV TTEE                    5%              2%
                     William H. Elliot, IV
                     Family Ltd Partnership
                     1105 Crumbley Road
                     McDonough, GA 30252-4426

Municipal Bond Fund
 Class C Shares      Mark A. Keilar & Tammy Keilar JT/WROS         6%              6%
                     1655 SW 2nd Avenue
                     Boca Raton, FL 33432-7228

                     Claire Koh                                   23%             23%
                     963C Heritage Hills Drive
                     Somers, NY 10589-1913

                                                                              % of Class Held
   Acquiring Fund                   Shareholder               % of Class Held  After Mergers
   --------------                   -----------               --------------- ---------------
International Equity
 Fund
 Class A Shares        Raymond James & Assoc. Inc., FBO              9%              4%
                       Montrose Limited Partnership
                       382 Cranbrook Ct.
                       Bloomfield Hills, MI 48304-3525

Core Bond Fund
 Class C Shares        State Street Bank & Trust Co.                11%             11%
                       FBO Shirley Einhorn R/O IRA
                       10662 SW 79 Terr
                       Miami, FL 33173-2912

Large Cap Growth Fund
 Class A Shares        Farmers State Bank Employees Pension          8%              5%
                       C/O Farmers State Bank Trustee U/A
                       Carolyn Dickerson Tr. Officer
                       Carolyn Bollman Asst. Tr. Officer
                       P.O. Box 538
                       108 E. Adams Street
                       Pittsfield, IL 62363-0538

Balanced Fund
 Class A Shares        Farmers State Bank Employees Pension          9%              6%
                       C/O Farmers State Bank Trustee U/A
                       Carolyn Dickerson Tr. Officer
                       Carolyn Bollman Asst. Tr. Officer
                       P.O. Box 538
                       108 E. Adams Street
                       Pittsfield, IL 62363-0538

                       Lewco Securities Corp.                        9%              6%
                       FBO A/C #W36-900262-1-04
                       34 Exchange Place, 4th Floor
                       Jersey City, NJ 07302-3885

                       Mark Meyer & Michelle McGuirk Trustees        5%              3%
                       Meyers Campers Inc. PSP Trust
                       3338 State Road
                       Caledonia, NY 14423-9757

Small Cap Growth Fund
 Class A Shares        Phyllis Hilfiker                              5%              1%
                       8 Hasler Lane
                       Little Silver, NJ 07739-1650

                       North Pinnellas Anesthesia Association        9%              2%
                       PA
                       William N. Hartenbach MD & Marvin
                       Sponaugle, MD, TTEES
                       1810 Alt 19 South, Suite N
                       Tarpon Springs, FL 34689-1954

                       Frances Katheryn King Eddy                    7%              1%
                       3 Obtuse Road South
                       Brookfield, CT 06804-3625


                                                                              % of Class Held
   Acquiring Fund                   Shareholder               % of Class Held  After Mergers
   --------------                   -----------               --------------- ---------------
Small Cap Growth Fund
 Class C Shares        First Union National Bank TTEE                9%              9%
                       FBO Christian Barton PSP
                       FBO JE Betts P/S/P U/A/D 2/1/79
                       A/C #5041140787 Trust Operations
                       1525 West WT Harris Blvd. NC 1151
                       Charlotte, NC 28262-8522

Money Market Fund
 Class A Shares        Wendell & Co.                                66%             29%
                       C/O The Bank of New York
                       P.O. Box 1066 Wall Street Station
                       New York, NY 10268-1066

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
OVERVIEW OF MERGERS......................................................   3
 Introduction............................................................   3
 Background and Reasons for Mergers......................................   3
 Investment Advisory Information.........................................   3
 Overview of the Acquired Funds and the Acquiring Funds..................   4
 Operating Expenses......................................................   6
 Federal Income Tax Consequences.........................................  32
 Comparison of Investment Objectives, Policies, Restrictions and Risks...  32
 Risk Factors............................................................  43
 Comparison of Distribution Policies and Purchase, Exchange and
  Redemption Procedures..................................................  45
SPECIAL MEETING OF SHAREHOLDERS..........................................  46
THE PROPOSALS:
 Approval or Disapproval of Agreement and Plan of Reorganization.........  47
  Board of Trustees' Recommendations.....................................  47
  Required Shareholder Vote..............................................  47
 Background and Reasons for the Proposed Mergers.........................  47
INFORMATION ABOUT THE MERGERS............................................  48
 Agreement and Plan of Reorganization....................................  48
 Description of the Merger Shares........................................  49
 Comparision of Rights of Security Holders...............................  49
  Organizational Documents...............................................  49
  Meetings of Shareholders...............................................  50
  Quorums................................................................  50
  Required Vote..........................................................  50
  Trustees...............................................................  50
  Indemnification........................................................  50
  Personal Liability.....................................................  51
  Termination............................................................  51
  Amendments.............................................................  51
 Federal Income Tax Consequences.........................................  51
 Capital Loss Carry-Forwards and Net Unrealized Capital Appreciation
  (Depreciation).........................................................  52
 Capitalization..........................................................  54
INFORMATION ABOUT THE ACQUIRED FUNDS.....................................  59
INFORMATION ABOUT THE ACQUIRING FUNDS....................................  59
VOTING INFORMATION.......................................................  59
 Record date, quorum and method of tabulation............................  59
 Shares outstanding and beneficial ownership.............................  60
 Solicitation of proxies.................................................  61
 Revocation of proxies...................................................  61
 Shareholder proposals at future meetings of shareholders................  61
 Adjournment.............................................................  61
APPENDIX A - Agreement and Plan of Reorganization........................ A-1
APPENDIX B - Excerpts from Annual Report of North American Funds......... B-1
APPENDIX C - Security Ownership of Certain Beneficial Owners of the
 Acquired Funds and the Acquiring Funds.................................. C-1

                              NORTH AMERICAN FUNDS
                                   FORM N-14
                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 24, 2000

   This Joint Statement of Additional Information (the "SAI") relates to proposed mergers (the "Mergers") of the American General Large Cap Growth Fund; the American General Mid Cap Growth Fund; the American General Small Cap Growth Fund; the American General Large Cap Value Fund; the American General Mid Cap Value Fund; the American General Stock Index Fund; the American General Balanced Fund; the American General International Growth Fund and the American General International Value Fund; the American General Core Bond Fund and the American General Domestic Bond Fund; the American General Strategic Bond Fund; the American General Municipal Bond Fund; and the American General Money Market Fund (each an "Acquired Fund"), each a series of American General Series Portfolio Company 2, a Delaware business trust, into, respectively, the Large Cap Growth Fund (the "North American Large Cap Growth Fund"); the Mid Cap Growth Fund (the "North American Mid Cap Growth Fund"); the Small Cap Growth Fund (the "North American Small Cap Growth Fund"); the Growth & Income Fund (the "North American Growth & Income Fund"); the Mid Cap Value Fund (the "North American Mid Cap Value Fund"); the Stock Index Fund (the "North American Stock Index Fund"); the Balanced Fund (the "North American Balanced Fund"); the International Equity Fund (the "North American International Equity Fund"); the Core Bond Fund (the "North American Core Bond Fund"); the Strategic Income Fund (the "North American Strategic Income Fund"); the Municipal Bond Fund (the "North American Municipal Bond Fund"); and the Money Market Fund (the "North American Money Market Fund") (each an "Acquiring Fund"), each a series of North American Funds, a Massachusetts business trust.

   This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated May 24, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Funds which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it received to its shareholders in complete liquidation of the Acquired Fund.

   This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge. You may obtain the Prospectus/Proxy Statement by writing to North American Funds, 286 Congress Street, Boston, Massachusetts 02210, or by calling 1-800-872-8037.

                               Table of Contents

  I. Additional Information about the Acquiring Funds and the Acquired
     Funds...............................................................
 II. Financial Statements................................................

I.Additional Information about the Acquiring Funds and the Acquired Funds.

   Incorporated by reference to Post-Effective Amendment No. 31 to the Acquiring Funds' Registration Statement Form N-1A (filed on March 2, 2000) (Registration Nos. 33-27958 and 811-5797).

   Incorporated by reference to Post-Effective Amendment No. 4 to the Acquired Funds' Registration Statement Form N-1A (filed on March 1, 2000) (Registration Nos. 333-58979 and 811-08875).

II.Financial Statements.

   This SAI is accompanied by the Annual Report for the year ended October 31, 1999, of the Acquiring Funds, which contains historical financial information regarding the Acquiring Funds. Such report has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Annual Report for the fiscal year ended October 31, 1999, of the Acquired Funds, which contains historical financial information regarding the Acquired Funds, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

   Pro forma financial statements of the Acquiring Funds for the Mergers are provided on the following pages. Pro forma financial statements of the North American Growth & Income Fund for its Merger with the American General Large Cap Value Fund are not provided because the Acquired Fund's net assets are less than 10% of the Acquiring Fund's net assets. Corresponding information about the Mergers involving the North American Mid Cap Value Fund and the North American Stock Index Fund is not provided as these two series of North American Funds were created after October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                    American General
                                                                         Series
                                                                       Portfolio 2  North American
                                                                        Large Cap      Large Cap      Pro-forma         Pro-forma
ASSETS:                                                                Growth Fund   Growth Fund**   Adjustments         Combined
                                                                       -----------   -------------   -----------         --------
Investments in securities, at value ................................   $16,130,979    $42,533,943                      $58,664,922
Cash ...............................................................                          986                              986
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ..................................................                    5,048,747                        5,048,747
Receivables:
      Investments sold .............................................                      895,240                          895,240
      Fund shares sold .............................................        87,035        326,104                          413,139
      Dividends ....................................................         4,461         15,603                           20,064
      Interest .....................................................                          525                              525
      Foreign tax withholding reclaims .............................                          101                              101
Other assets .......................................................        25,129         26,860                           51,989
                                                                       -----------    -----------    -----------       -----------
               Total assets ........................................    16,247,604     48,848,109             --        65,095,713

LIABILITIES:
Collateral on securities loaned, at value ..........................                    5,048,747                        5,048,747
Payables:
      Investments purchased ........................................                    1,324,957                        1,324,957
      Fund shares redeemed .........................................            46        134,298                          134,344
      Dividend and interest withholding tax ........................                            5                                5
      Investment adviser ...........................................        53,640         22,375                           76,015
      Custodian and transfer agent fees ............................                        2,959                            2,959
      Distribution fee .............................................         5,780         15,810                           21,590
      Other accrued expenses .......................................        50,933          8,306                           59,239
                                                                       -----------    -----------    -----------       -----------
            Total liabilities ......................................       110,399      6,557,457             --         6,667,856

NET ASSETS .........................................................   $16,137,205    $42,290,652             $0       $58,427,857
                                                                       ===========    ===========    ===========       ===========

NET ASSETS CONSIST OF:
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts ........................................      $127,111     $5,692,446                        5,819,557
      Unrealized appreciation (depreciation) on:
         Investments ...............................................     2,179,329      6,079,643                        8,258,972
         Futures ...................................................         3,735                                           3,735
         Foreign currency and forward foreign currency contracts ...                           (2)                              (2)
      Capital shares at par value of $.001 .........................        11,925          2,013        (11,158)(1)         2,780
      Additional paid-in capital ...................................    13,815,105     30,516,552         11,158 (1)    44,342,815
                                                                       -----------    -----------    -----------       -----------

            Net assets .............................................   $16,137,205    $42,290,652             $0       $58,427,857
                                                                       ===========    ===========    ===========       ===========

**  Formerly the Growth Equity Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                      Series
                                                                    Portfolio 2   North American
                                                                     Large Cap       Large Cap       Pro-forma       Pro-forma
NET ASSET VALUES:                                                   Growth Fund    Growth Fund**    Adjustments      Combined
                                                                    -----------    -------------    -----------      --------
Class A Shares
  Net assets at value ...........................................   $  2,759,889   $  5,656,237                    $  8,416,126
  Shares outstanding ............................................        202,908        263,876       (74,182)(1)       392,602

Net asset value (NAV) and redemption price per share ............   $      13.60   $      21.44                    $      21.44

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $      14.43   $      22.75                    $      22.75

Class B Shares
  Net assets at value ...........................................   $  8,853,396   $ 17,171,410                    $ 26,024,806
  Shares outstanding ............................................        657,052        819,152       584,495(1)      1,241,547

Net asset value, offering price and redemption price per share ..   $      13.47   $      20.96                    $      20.96

Class C Shares
  Net assets at value ...........................................                  $ 19,463,005                    $ 19,463,005
  Shares outstanding ............................................                       930,076                         930,076

Net asset value, offering price and redemption price per share ..                  $      20.93                    $      20.93

Class I Shares
  Net assets at value ...........................................   $  2,922,583              0                    $  2,922,583
  Shares outstanding ............................................        214,815              0       (75,179)(1)       139,636

Net asset value, offering price and redemption price per share ..   $      13.61   $         --                    $      20.93

Class II Shares
  Net assets at value ...........................................   $  1,601,337   $         --                    $  1,601,337
  Shares outstanding ............................................        117,732                      (41,223)(1)        76,509

Net asset value, offering price and redemption price per share ..   $      13.60                                   $      20.93(2)

**  Formerly the Growth Equity Fund
(1) Reflects change due to merger exchange.
(2) Subsequent to October 31, 1999, the holder of Class II shares redeemed, and no Class II shares are expected to be outstanding upon consummation of the merger.
                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                     American General
                                                                          Series
                                                                        Portfolio 2  North American
                                                                         Large Cap      Large Cap      Pro-forma         Pro-forma
                                                                        Growth Fund   Growth Fund**   Adjustments        Combined
                                                                        -----------   -------------   -----------        --------
INVESTMENT INCOME:

   Interest .........................................................       $23,739        $68,723                          $92,462
   Dividends ........................................................        66,485        196,785                          263,270
                                                                        -----------    -----------    -----------       -----------

      Total income ..................................................        90,224        265,508             --           355,732
                                                                        -----------    -----------    -----------       -----------

EXPENSES:

   Distribution for Class A .........................................         4,860         17,231          1,944(1)         24,035
   Distribution for Class B .........................................        34,739        149,211                          183,950
   Distribution for Class C .........................................            --        174,643                          174,643
   Investment adviser fee ...........................................        49,471        335,777         35,979(2)        421,227
   Custodian fee ....................................................        11,079         36,522                           47,601
   Transfer agent fee ...............................................        23,366         89,017                          112,383
   Accounting/administration ........................................         4,169         56,337         (4,200)(3)        56,306
   Audit and legal fees .............................................         5,217         19,331         (5,000)(3)        19,548
   Miscellaneous ....................................................        64,352         32,101        (60,000)(4)        36,453
                                                                        -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment  adviser .............       197,253        910,170        (31,277)        1,076,146

   Reimbursement of expenses by investment adviser ..................       (76,495)       (84,102)        70,000(5)        (90,597)
                                                                        -----------    -----------    -----------       -----------

         Net expenses ...............................................       120,758        826,068         38,723           985,549
                                                                        -----------    -----------    -----------       -----------

         Net investment income/(loss) ...............................       (30,534)      (560,560)       (38,723)         (629,817)
                                                                        -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .......................................       289,999      6,256,855                        6,546,854
      Futures contracts .............................................      (127,454)                                       (127,454)
      Foreign currency and forward foreign currency contracts .......                       (2,574)                          (2,574)
   Change in unrealized appreciation (depreciation) on:
      Investments ...................................................     2,179,329      2,622,980                        4,802,309
      Futures contracts .............................................         3,735                                           3,735
      Translation of foreign currency and forward foreign currency
         contracts ..................................................                           (7)                              (7)
                                                                        -----------    -----------    -----------       -----------

         Net gain/(loss) on investments, foreign currency
            and forward foreign currency contracts ..................     2,345,609      8,877,254             --        11,222,863

Net increase in net assets resulting from operations ................    $2,315,075     $8,316,694       ($38,723)      $10,593,046

**  Formerly the Growth Equity Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks
             900                     900    Abbott Laboratories                              $ 36,338                 $ 36,338
             400                     400    Adaptec, Inc.                                      18,000                   18,000
             500                     500    Allergan, Inc.                                     53,688                   53,688
           1,400                   1,400    ALLTEL Corp.                                      116,549                  116,549
             500                     500    Amazon.com, Inc.                                   35,313                   35,313
                         1,225     1,225    Amdocs Limited*                                              $   34,070     34,070
           2,700         4,175     6,875    America Online, Inc.                              350,155       541,445    891,600
                         1,705     1,705    American Express Company                                        262,570    262,570
             600                     600    American Home Products Corp.                       31,350                   31,350
           1,600         6,065     7,665    American International Group, Inc.                164,700       624,316    789,016
             100                     100    Ameritrade Holding Corp., Class A                   1,625                    1,625
                        12,138    12,138    AMFM, Inc.*                                                     849,660    849,660
           2,500         1,243     3,743    Amgen, Inc.                                       199,375        99,129    298,504
             400                     400    Andrx Corp.                                        19,100                   19,100
             400                     400    Anheuser-Busch Companies, Inc.                     28,725                   28,725
           2,100         5,200     7,300    Apple Computer, Inc.                              168,263       416,650    584,913
           1,100                   1,100    Applied Materials, Inc.                            98,794                   98,794
             600         3,100     3,700    Applied Micro Circuits Corp.                       46,688       241,219    287,907
             200         9,196     9,396    Associates First Capital Corp.                      7,300       335,654    342,954
             400                     400    At Home Corp.                                      14,950                   14,950
           3,500                   3,500    AT&T Corp.                                        163,624                  163,624
           1,200        15,600    16,800    AT&T Corp. - Liberty Media Group                   47,625       619,125    666,750
           1,000         8,492     9,492    Automatic Data Processing, Inc.                    48,188       409,208    457,396
             400                     400    AXA Financial, Inc.                                12,825                   12,825
                         7,250     7,250    Bank America Corporation                                        466,719    466,719
           1,500                   1,500    Baxter International, Inc.                         97,313                   97,313
             200                     200    BCE,  Inc.                                         12,050                   12,050
                           406       406    Berkshire Hathaway, Inc.*                                       848,540    848,540
           1,000                   1,000    Best Buy Co., Inc.                                 55,563                   55,563
           1,000                   1,000    Biogen, Inc.                                       74,125                   74,125
                         1,800     1,800    BMC Software, Inc.*                                             115,538    115,538
           5,400        10,702    16,102    Bristol Myers Squibb Co.                          414,787       822,047  1,236,834
             200                     200    Broadcom Corp.                                     25,563                   25,563
             600                     600    Calpine Corp.                                      34,575                   34,575
             300         2,003     2,303    Carnival Corp., Class A                            13,350        89,133    102,483
             200                     200    Champion International Corp.                       11,563                   11,563
           1,700         6,144     7,844    Charles Schwab Corp.                               66,194       239,232    305,426
             100                     100    Checkfree Holdings Corp.                            3,738                    3,738
           2,700                   2,700    CIENA Corp.                                        95,175                   95,175
                         4,728     4,728    Cintas Corporation                                              284,862    284,862
           2,200                   2,200    Circuit City Stores, Inc.                          93,913                   93,913
           9,200        22,259    31,459    Cisco Systems, Inc.                               680,800     1,647,166  2,327,966
           2,000        10,468    12,468    Citigroup, Inc.                                   108,250       566,580    674,830
             300                     300    Clear Channel Communications, Inc.                 24,113                   24,113
                         2,450     2,450    Clorox Company                                                  100,297    100,297
             200                     200    CMGI, Inc.                                         21,887                   21,887
             100                     100    C-Net, Inc.                                         4,719                    4,719
           2,800        17,049    19,849    Coca-Cola Co.                                     165,200     1,005,891  1,171,091
                         5,564     5,564    Colgate Palmolive Co.                                           336,622    336,622
           1,500        15,549    17,049    Comcast Corp., Class A                             63,188       655,002    718,190
             500         5,783     6,283    Computer Sciences Corp.                            34,344       397,220    431,564
                         2,325     2,325    Comverse Technology, Inc.*                                      263,887    263,887
           2,100                   2,100    ConAgra, Inc.                                      54,730                   54,730

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
             300         9,550     9,850    Costco Wholesale Corp.                         $   24,093     $ 766,984  $ 791,077
             100                     100    Covad Communications Group, Inc.                    4,800                    4,800
           2,000                   2,000    CVS Corp.                                          86,875                   86,875
             124                     124    Daimlerchrysler AG                                  9,641                    9,641
                         3,324     3,324    Danaher Corporation                                             160,591    160,591
             700                     700    Dayton Hudson Corp.                                45,238                   45,238
           2,200                   2,200    Dell Computer Corp.                                88,275                   88,275
                         6,782     6,782    Devry, Inc.*                                                    142,846    142,846
                        11,410    11,410    Dial Corporation                                                266,709    266,709
             800                     800    Donaldson, Lufkin & Jenrette, Inc. - DLJ           41,400                   41,400
             100                     100    Doubleclick, Inc.                                  14,000                   14,000
             500                     500    Dow Chemical Co.                                   59,125                   59,125
           1,500                   1,500    DST Systems, Inc.                                  95,531                   95,531
             400                     400    E*Trade Group, Inc.                                 9,525                    9,525
           1,400                   1,400    Eastman Kodak Co.                                  96,513                   96,513
             100         1,300     1,400    Ebay, Inc.                                         13,513       175,663    189,176
                         2,398     2,398    EchoStar Communications Corporation*                            148,376    148,376
             200                     200    Electronic Data Systems Corp.                      11,700                   11,700
             500                     500    Eli Lilly and Co.                                  34,438                   34,438
           1,400         7,445     8,845    EMC Corp.                                         102,200       543,485    645,685
             200                     200    Emerson Electric Co.                               12,013                   12,013
             200                     200    Exodus Communications, Inc.                        17,200                   17,200
             200                     200    Exxon Corp.                                        14,813                   14,813
             500                     500    Federal Home Loan Mortgage Corp.                   27,031                   27,031
             300         6,331     6,631    Federal National Mortgage Association              21,225       447,918    469,143
           3,000                   3,000    Federated Dept Stores, Inc.                       128,062                  128,062
                         2,854     2,854    Fifth Third Bancorp                                             210,661    210,661
           1,500                   1,500    First Data Corp.                                   68,530                   68,530
             200                     200    Fleet Financial Group, Inc.                         8,725                    8,725
           1,500                   1,500    Fortune Brands, Inc.                               53,156                   53,156
                         6,777     6,777    Gannett, Inc.                                                   522,676    522,676
           7,900        11,963    19,863    General Electric Co.                            1,070,943     1,621,734  2,692,677
                         2,375     2,375    General Instrument Corportion*                                  127,805    127,805
             100                     100    General Mills, Inc.                                 8,719                    8,719
           1,100         8,175     9,275    General Motors Corp., Class H                      80,093       595,242    675,335
                         1,075     1,075    Genetech, Inc.*                                                 156,681    156,681
             400                     400    Genzyme Corp.                                      15,300                   15,300
           1,100                   1,100    Georgia-Pacific Corp.                              43,656                   43,656
                         5,252     5,252    Gillette Company                                                190,057    190,057
             200         2,600     2,800    GTE Corp.                                          15,000       195,000    210,000
             500         3,300     3,800    Guidant Corp.                                      24,688       162,938    187,626
             200                     200    H J Heinz Co.                                       9,550                    9,550
                         2,053     2,053    Harley Davidson, Inc.                                           121,769    121,769
             500                     500    Hartford Life Inc., Class A                        26,124                   26,124
             800                     800    Hasbro, Inc.                                       16,500                   16,500
           1,400                   1,400    Hertz Corp., Class A                               60,725                   60,725
           2,600                   2,600    Hewlett Packard Co.                               192,562                  192,562
           3,300         9,163    12,463    Home Depot, Inc.                                  249,150       691,806    940,956
             300                     300    Hormel Foods Corp.                                 12,938                   12,938
           5,300                   5,300    IBP, Inc.                                         126,868                  126,868
             300                     300    Immunex Corp.                                      18,900                   18,900
             100                     100    Infoseek Corp.                                      3,169                    3,169
                        17,458    17,458    IMS Health, Inc.                                                506,282    506,282

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
             100           975     1,075    Inktomi Corp.                                   $  10,144   $    98,902 $  109,046
           5,500        16,702    22,202    Intel Corp.                                       425,906     1,293,361  1,719,267
           5,000                   5,000    International Business Machines                   491,874                  491,874
                         9,399     9,399    Interpublic Group Companies, Inc.                               381,834    381,834
           1,300         2,178     3,478    Intimate Brands, Inc.                              53,300        89,298    142,598
             400                     400    Intuit, Inc.                                       11,650                   11,650
                         2,450     2,450    Jabil Circuit, Inc.*                                            128,012    128,012
             300         5,150     5,450    JDS Uniphase Corp.                                 50,063       859,406    909,469
           3,800         4,705     8,505    Johnson & Johnson                                 398,050       492,849    890,899
             500                     500    Kimberly-Clark Corp.                               31,562                   31,562
                         3,578     3,578    Kohl's Corporation*                                             267,679    267,679
           1,000                   1,000    Kroger Co.                                         20,813                   20,813
           1,600                   1,600    Lancaster Colony Corp.                             55,900                   55,900
             600                     600    Lehman Brothers Holdings, Inc.                     44,212                   44,212
             800                     800    Level 3 Communications, Inc.                       54,700                   54,700
           1,700                   1,700    Lexmark International Group, Inc.                 132,706                  132,706
                         3,350     3,350    Linear Technology Corporation                                   234,291    234,291
           1,000                   1,000    Lowe's Companies, Inc.                             55,000                   55,000
             300                     300    LSI Logic Corp.                                    15,956                   15,956
           4,500         9,479    13,979    Lucent Technologies, Inc.                         289,125       609,026    898,151
             100                     100    Lycos, Inc.                                         5,350                    5,350
             100                     100    Macromedia, Inc.                                    6,444                    6,444
           3,500                   3,500    Marriott International, Inc.                      117,906                  117,906
             400         5,858     6,258    Marsh & McLennan Companies, Inc.                   31,625       463,148    494,773
             500                     500    MBNA Corp.                                         13,813                   13,813
             800         4,733     5,533    McDonald's Corp.                                   33,000       195,236    228,236
           2,700         2,634     5,334    MCI Worldcom, Inc.                                231,694       226,030    457,724
           1,500                   1,500    Media One Group, Inc.                             106,594                  106,594
                           925       925    MedImmune, Inc.*                                                103,600    103,600
           1,600         7,770     9,370    Medtronic, Inc.                                    55,400       269,036    324,436
           5,600         8,904    14,504    Merck & Co., Inc.                                 445,550       708,425  1,153,975
           1,000         2,725     3,725    Merrill Lynch & Co., Inc.                          78,500       213,912    292,412
             121                     121    MGM Grand, Inc.                                     6,171                    6,171
          10,000        16,181    26,181    Microsoft Corp.                                   925,624     1,497,754  2,423,378
                            22        22    Momentum Business Applications*                                     171        171
           1,000                   1,000    Monsanto Co.                                       38,500                   38,500
                         1,900     1,900    Morgan Stanley Dean Witter & Co.                                209,594    209,594
             100         1,115     1,215    Motorola, Inc.                                      9,744       108,643    118,387
           6,100                   6,100    Nabisco Group Holdings Corp.                       78,156                   78,156
             900                     900    Nabisco Holdings Corp., Class A                    33,638                   33,638
             100                     100    Networks Associates, Inc.                           1,831                    1,831
                         2,775     2,775    Nextel Communications, Inc.*                                    239,170    239,170
             200                     200    NEXTLINK Communications, Inc.                      11,963                   11,963
             600                     600    NIKE, Inc., Class B                                33,863                   33,863
                         4,529     4,529    Nokia Corporation                                               523,383    523,383
           3,400         2,400     5,800    Nortel Networks Corp.                             210,588       148,650    359,238
                           849       849    Northern Trust Corporation                                       81,982     81,982
           1,500                   1,500    Novell, Inc .                                      30,094                   30,094
             200                     200    Omnicom Group, Inc.                                17,600                   17,600
           2,250                   2,250    Oracle Corp.                                      107,016                  107,016
           1,400                   1,400    PacifiCare Health Systems, Inc., Class A           55,213                   55,213
           1,800                   1,800    PepsiCo, Inc.                                      62,437                   62,437
                         3,782     3,782    Perkin Elmer Corporation                                        245,357    245,357

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                VALUE
----------------------------------------                                                  ------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
           4,900        22,116    27,016    Pfizer, Inc.                                    $ 193,550     $ 873,582 $1,067,132
           3,200                   3,200    Philip Morris Companies, Inc.                      80,600                   80,600
             200                     200    Pitney Bowes, Inc.                                  9,113                    9,113
           1,000         1,925     2,925    PMC-Sierra, Inc.                                   94,250       181,431    275,681
             100                     100    Priceline.com, Inc.                                 6,025                    6,025
           5,600         5,250    10,850    Procter & Gamble Co.                              587,300       550,594  1,137,894
             750                     750    Providian Financial Corp.                          81,750                   81,750
             200                     200    PsiNet, Inc.                                        7,200                    7,200
           1,000         1,050     2,050    QUALCOMM, Inc.                                    222,750       233,887    456,637
           1,300                   1,300    Qwest Communications International, Inc.           46,800                   46,800
             100                     100    RCN Corp.                                           4,788                    4,788
             100         1,350     1,450    Realnetworks, Inc.                                 10,969       148,078    159,047
           4,700                   4,700    Republic Services, Inc., Class A                   57,575                   57,575
                         4,525     4,525    RF Micro Devices, Inc.*                                         233,603    233,603
             100                     100    Rhythms Netconnections, Inc.                        2,919                    2,919
           1,200                   1,200    Royal Dutch Petroleum Co.                          71,924                   71,924
             100                     100    Sabre Holdings Corp.                                4,444                    4,444
                         6,400     6,400    SBC Communications, Inc.                                        326,000    326,000
           1,200        14,089    15,289    Schering-Plough Corp.                              59,400       697,405    756,805
             600                     600    Schlumberger, Ltd.                                 36,338                   36,338
           1,700                   1,700    Scientific-Atlanta, Inc.                           97,324                   97,324
             700                     700    Seagram Co., Ltd.                                  34,563                   34,563
                         1,350     1,350    Siebel Systems, Inc.*                                           148,247    148,247
           3,500         1,415     4,915    Solectron Corp.                                   263,375       106,479    369,854
             400         2,625     3,025    Sprint Corp. FON Group                             29,725       217,711    247,436
             279                     279    Standard & Poor's Depositary Receipts              38,153                   38,153
             100                     100    Sterling Commerce, Inc.                             2,344                    2,344
           1,800                   1,800    Summit Technology, Inc.                            28,013                   28,013
           3,100         4,143     7,243    Sun Microsystems, Inc.                            328,019       438,381    766,400
                           225       225    Sycamore Networks, Inc.*                                         48,375     48,375
                         4,739     4,739    Tellabs, Inc.*                                                  299,742    299,742
           3,200                   3,200    Teradyne, Inc.                                    123,200                  123,200
           1,000         8,850     9,850    Texas Instruments, Inc.                            89,750       794,287    884,037
           1,000                   1,000    Tiffany & Co.                                      59,500                   59,500
             800        13,665    14,465    Time Warner, Inc.                                  55,750       952,280  1,008,030
             100                     100    TMP Worldwide, Inc.                                 6,244                    6,244
                         2,392     2,392    Tootsie Roll Industries, Inc.                                    75,797     75,797
             600                     600    Travelers Prop. Causualty Corp.                    21,600                   21,600
           1,200                   1,200    Tricon Global Restaurants, Inc.                    48,225                   48,225
           2,800         5,018     7,818    Tyco International, Ltd.                          111,825       200,406    312,231
           1,003                   1,003    Unilever NV - ADR                                  66,887                   66,887
           1,000                   1,000    Unisys Corp.                                       24,250                   24,250
           4,300                   4,300    United HealthCare Corp.                           222,255                  222,255
             700                     700    United Technologies Corp.                          42,350                   42,350
                         4,825     4,825    USA Networks, Inc.*                                             217,427    217,427
             200                     200    USWeb Corp.                                         7,750                    7,750
             100                     100    Verio, Inc.                                         3,730                    3,730
             100         1,150     1,250    VeriSign, Inc.                                     12,350       142,025    154,375
                         1,225     1,225    VERITAS Software Corporation*                                   132,147    132,147
             800                     800    Viacom, Inc., Class B                              35,800                   35,800
                         4,550     4,550    Vitesse Semiconductor Corporation*                              208,731    208,731
                         8,720     8,720    Vodaphone Airtouch PLC                                          418,015    418,015
                         3,000     3,000    VoiceStream Wireless Corporation*                               296,250    296,250

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                                 VALUE
----------------------------------------                                                  --------------------------------------
     AGSPC2           NAF                                                                  AGSPC2          NAF
   Large Cap       Large Cap                                                              Large Cap     Large Cap
     Growth         Growth     Combined                                                    Growth        Growth      Combined
     ------         ------     --------                                                    ------        ------      --------
                                            Common Stocks- continued
           4,200       15,796     19,996    Wal-Mart Stores, Inc.                         $   239,925   $   895,436  $  1,135,361
                        3,922      3,922    Walt Disney Company                                             103,443      103,443
             800       10,460     11,260    Warner-Lambert Co.                                 63,850       834,839      898,689
                          150        150    Washington Post Company                                          79,809       79,809
           3,800                   3,800    Wellpoint Health Networks, Inc.                   220,400                    220,400
                       11,306     11,306    Wells Fargo & Company                                           541,275      541,275
                        2,825      2,825    Western Wireless Corporation*                                   149,372      149,372
           2,200                   2,200    Whirlpool Corp.                                   153,313                    153,313
                        3,700      3,700    Williams Communications Group*                                  117,937      117,937
             500                     500    Xilinx, Inc.                                       39,313                     39,313
             300        3,821      4,121    Yahoo!, Inc.                                       53,719       684,198      737,917

                                            Total Common Stocks                           $15,871,294   $41,062,943  $56,934,237
                                            (Cost - $13,691,964, $34,938,300
                                            & $48,630,264 respectively)

                   PAR VALUE                                                                                VALUE
----------------------------------------                                                  --------------------------------------
                                            US Treasury Bills
         $20,000                 $20,000     4.51% due 12/09/99                               $19,905                    $19,905
          25,000                  25,000     4.44% due 12/09/99                                24,883                     24,883
          10,000                  10,000     4.43% due 12/09/99                                 9,953                      9,953
          10,000                  10,000     4.40% due 11/04/99                                 9,996                      9,996
          25,000                  25,000     4.35% due 11/18/99                                24,948                     24,948

                                            Total US Treasury Bills                           $89,685            $0      $89,685
                                            (Cost - $89,685)

                                            Short Term
        $170,000                $170,000     State Street Bank Repurchase Agreement,
                                             5.15%, dated 10/31/99, to be
                                             repurchased at $170,073 on 11/01/99,
                                             collateralized by U.S. Treasury Note,
                                             5.38%, 07/31/00, with a par value of
                                             $175,000 (Cost $170,000)                        $170,000                   $170,000

                    1,470,000  1,470,000    Repurchase Agreement with State Street Bank
                                            & Trust dated 10/29/99 at 4.25%, to be
                                            repurchased at $1,470,521 on 11/01/99,
                                            collateralized by $1,495,000 U.S. Treasury
                                            Notes, 4.00% due 10/31/00 (valued at
                                            $1,555,652, including interest)                               1,470,000    1,470,000

                        1,000      1,000    SSGA Money Market Fund                                            1,000        1,000


                                            Total Short Term                                 $170,000    $1,471,000   $1,641,000
                                            (Cost - $170,000, $1,471,000 &
                                             $1,641,000 respectively)

                                            TOTAL INVESTMENTS                             $16,130,979   $42,533,943 $58,664,922
                                            (Cost - $13,951,649, $36,454,300
                                            & $50,405,949 respectively)

*Non-income producing

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Large Cap Growth Fund and
      American General Series Portfolio Company 2 Large Cap Growth Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Large Cap Growth Fund ("NAF") (formerly the North American Growth Equity Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Large Cap Growth Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                 American General
                                                                Series Portfolio 2   North American
                                                                  Mid Cap Growth     Mid Cap Growth    Pro-forma         Pro-forma
ASSETS:                                                                Fund              Fund**       Adjustments        Combined
-------                                                         ------------------   --------------   -----------        --------
Investments in securities, at value ............................   $ 13,965,341       $ 42,595,851                     $ 56,561,192
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ..............................................             --          8,104,967                        8,104,967
Receivables:
     Investments sold ..........................................             --            302,604                          302,604
     Fund shares sold ..........................................         31,213            217,049                          248,262
     Dividends .................................................          1,352                152                            1,504
     Interest ..................................................             --              1,895                            1,895
Other assets ...................................................         28,174             44,274                           72,448
                                                                   ------------       ------------    ----------       ------------
        Total assets ...........................................     14,026,080         51,266,792            --         65,292,872

LIABILITIES:
Collateral on securities loaned, at value ......................             --          8,104,967                        8,104,967
Payables:
     Investments purchased .....................................        197,121            921,815                        1,118,936
     Fund shares redeemed ......................................          1,178             79,914                           81,092
     Investment adviser ........................................         62,490             22,397                           84,887
     Custodian and transfer agent fees .........................             --              3,750                            3,750
     Distribution fee ..........................................          2,994             31,258                           34,252
     Other accrued expenses ....................................         31,230              9,716                           40,946
                                                                   ------------       ------------    ----------       ------------
        Total liabilities ......................................        295,013          9,173,817            --          9,468,830

NET ASSETS .....................................................   $ 13,731,067       $ 42,092,975    $        0       $ 55,824,042
                                                                   ============       ============    ==========       ============

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) ..................                                                       $          0
   Accumulated undistributed net realized gain (loss) on
        investments, foreign currency and forward foreign
        currency contracts .....................................   $    400,484       $  7,120,712                     $  7,521,196
   Unrealized appreciation (depreciation) on:
        Investments ............................................     (1,141,693)         3,570,546                        2,428,853
   Capital shares at par value of $.001 ........................         13,347              2,329       (12,587)(1)          3,089
   Additional paid-in capital ..................................     14,458,929         31,399,388        12,587 (1)     45,870,904
                                                                   ------------       ------------    ----------       ------------

        Net assets .............................................   $ 13,731,067       $ 42,092,975    $        0       $ 55,824,042
                                                                   ============       ============    ==========       ============

**    Formerly the Small/Mid Cap Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                        See Notes to Pro-Forma Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                Series Portfolio 2   North American
                                                                  Mid Cap Growth     Mid Cap Growth    Pro-forma        Pro-forma
ASSETS:                                                                Fund              Fund**       Adjustments       Combined
-------                                                         ------------------   --------------   -----------       --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ........................................      $ 1,769,056       $ 5,970,129                     $ 7,739,185
  Shares outstanding .........................................          171,762           322,314       (76,241)(1)       417,835

Net asset value (NAV) and redemption price per share .........      $     10.30       $     18.52                     $     18.52

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced .      $     10.93       $     19.65                     $     19.65

Class B Shares
  Net assets at value ........................................      $ 3,652,246       $17,184,297                     $20,836,543
  Shares outstanding .........................................          357,659           955,434      (154,644)(1)     1,158,449

Net asset value, offering price and redemption price per share      $     10.21       $     17.99                     $     17.99

Class C Shares
  Net assets at value ........................................      $        --       $18,938,549                     $18,938,549
  Shares outstanding .........................................               --         1,051,128            --         1,051,128

Net asset value, offering price and redemption price per share      $        --       $     18.02                     $     18.02


Class I Shares
  Net assets at value ........................................      $ 7,010,178                 0                     $ 7,010,178
  Shares outstanding .........................................          679,507                 0      (290,485)(1)       389,022

Net asset value, offering price and redemption price per share      $     10.32       $        --                     $     18.02

Class II Shares
  Net assets at value ........................................      $ 1,299,587       $        --                     $ 1,299,587
  Shares outstanding .........................................          125,787                         (53,668)(1)        72,119

Net asset value, offering price and redemption price per share      $     10.33       $        --            --       $     18.02(2)

** Formerly the Small/Mid Cap Fund

(1) Reflects change in shares due to merger exchange.

(2) Subsequent to October 31, 1999, the holder of Class II shares redeemed, and no Class II shares are expected to be outstanding upon consummation of the merger.

                        See Notes to Pro-Forma Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                American General
                                                               Series Portfolio 2    North American
                                                                 Mid Cap Growth      Mid Cap Growth    Pro-forma          Pro-forma
                                                                      Fund               Fund**       Adjustments         Combined
                                                               ------------------    --------------   -----------         --------
INVESTMENT INCOME:

  Interest ....................................................   $    37,473        $   134,064                        $   171,537
  Dividends ...................................................        25,427             85,506                            110,933
                                                                  -----------        -----------      -----------       -----------

            Total income ......................................        62,900            219,570                0           282,470

EXPENSES:

  Distribution for Class A ....................................         3,680             20,192            1,472(1)         25,344
  Distribution for Class B ....................................        21,310            171,666                            192,976
  Distribution for Class C ....................................            --            193,223                            193,223
  Investment adviser fee ......................................        54,371            390,888           20,386(2)        465,645
  Custodian fee ...............................................         8,898             36,554                             45,452
  Transfer agent fee ..........................................        22,972            102,694                            125,666
  Accounting/administration ...................................        10,631             63,966          (10,000)(3)        64,597
  Audit and legal fees ........................................         4,832             21,821           (3,500)(3)        23,153
  Miscellaneous ...............................................        61,102             35,939          (50,000)(4)        47,041
                                                                  -----------        -----------      -----------       -----------
  Expenses before reimbursement by investment  adviser ........       187,796          1,036,943          (41,642)        1,183,097

  Reimbursement of expenses by investment adviser .............       (92,124)           (91,998)          81,642(5)       (102,480)
                                                                  -----------        -----------      -----------       -----------

            Net expenses ......................................        95,672            944,945           40,000         1,080,617
                                                                  -----------        -----------      -----------       -----------

            Net  investment income/(loss) .....................       (32,772)          (725,375)         (40,000)         (798,147)
                                                                  -----------        -----------      -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY AND FORWARD
  FOREIGN CURRENCY CONTRACTS:

     Net realized gain/(loss) on:
        Investment transactions ...............................       436,028          8,025,646                          8,461,674
        Foreign currency and forward foreign currency contracts            --                  8                                  8
     Change in unrealized appreciation (depreciation) on:
        Investments ...........................................    (1,141,693)         1,370,689                            228,996
                                                                  -----------        -----------      -----------       -----------

            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts .........      (705,665)         9,396,343               --         8,690,678
                                                                  -----------        -----------      -----------       -----------

Net increase in net assets resulting from operations ..........   ($  738,437)       $ 8,670,968      ($   40,000)      $ 7,892,531
                                                                  -----------        -----------      -----------       -----------

**    Formerly the Small/Mid Cap Fund
(1)   Reflects the surviving fund's 12b-1 service fee rate.
(2)   Reflects the surviving fund's Advisory fee rate.
(3)   Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                        See Notes to Pro-Forma Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                       SHARES                                                                            MARKET VALUE
------------------------------------------                                                ------------------------------------------
                        North                                                                                North
      AGSPC2          American                                                               AGSPC2        American
     Mid Cap           Mid Cap                                                              Mid Cap         Mid Cap
   Growth Fund      Growth Fund   Combined                                                Growth Fund     Growth Fund       Combined
   -----------      -----------   --------                                                -----------     -----------       --------
                                                 COMMON STOCK
                                                 ------------
           -          25,000        25,000       Abercrombie & Fitch Co.                           -         $681,250       $681,250
      12,800               -        12,800       Acxiom Corp.                               $211,200                -        211,200
       6,800               -         6,800       ADC Communications, Inc.                    324,275                -        324,275
       2,300               -         2,300       Advent Software, Inc.                       138,288                -        138,288
       6,200               -         6,200       AFLAC, Inc.                                 316,975                -        316,975
           -          15,600        15,600       Altera Corp.                                      -          758,550        758,550
       9,300               -         9,300       Altera Corp.                                452,213                -        452,213
       4,900               -         4,900       ALZA Corp.                                  209,781                -        209,781
           -          10,000        10,000       Amdocs Limited                                    -          278,125        278,125
       2,400               -         2,400       Amdocs, Ltd.                                 66,750                -         66,750
           -           5,000         5,000       ASM Lithography Holding NV                        -          363,125        363,125
           -          11,200        11,200       ATMI, Inc.                                        -          301,700        301,700
           -          27,500        27,500       B.J. Services Co.                                 -          943,594        943,594
           -          41,100        41,100       Bed, Bath & Beyond, Inc.                          -        1,369,144      1,369,144
           -          10,800        10,800       Biogen, Inc.                                      -          800,550        800,550
       5,200               -         5,200       BISYS Group, Inc.                           265,200                -        265,200
           -          34,000        34,000       BJ's Wholesale Club, Inc.                         -        1,047,625      1,047,625
       8,500               -         8,500       BMC Software, Inc.                          545,594                -        545,594
       7,000               -         7,000       Boston Scientific Corp.                     140,875                -        140,875
           -          12,000        12,000       Calpine Corp.                                     -          691,500        691,500
       7,700               -         7,700       Cardinal Health, Inc.                       332,062                -        332,062
       4,100               -         4,100       Catalina Marketing Corp.                    383,863                -        383,863
           -          29,505        29,505       Charter One Financial, Inc.                       -          724,717        724,717
           -          12,900        12,900       Cintas Corp.                                      -          777,225        777,225
       5,600               -         5,600       Cintas Corp.                                337,400                -        337,400
           -          34,400        34,400       Cnet, Inc.                                        -        1,623,250      1,623,250
      11,600               -        11,600       Compuware Corp.                             322,625                -        322,625
           -           2,900         2,900       Conexant Systems, Inc.                            -          270,787        270,787
      13,200               -        13,200       Covance, Inc.                               127,875                -        127,875
           -           4,100         4,100       CSG Systems International, Inc.                   -          140,681        140,681
       1,000               -         1,000       Danaher Corp.                                48,313                -         48,313
           -           5,500         5,500       Dean Foods Co.                                    -          254,375        254,375
           -          10,200        10,200       Devon Energy Corp.                                -          396,525        396,525
      10,500               -        10,500       Dial Corp.                                  245,438                -        245,438
      12,825               -        12,825       Dollar General Corp.                        338,259                -        338,259
      10,100               -        10,100       Dollar Tree Stores, Inc.                    439,981                -        439,981
           -           7,000         7,000       DST Systems, Inc.                                 -          445,812        445,812
           -           5,000         5,000       DuPont Photomasks, Inc.                           -          247,500        247,500
       5,000               -         5,000       EMC Corp.                                   365,000                -        365,000
           -          11,500        11,500       EOG Resources, Inc.                               -          239,344        239,344
      10,200               -        10,200       Equifax, Inc.                               275,400                -        275,400
           -           4,000         4,000       Exodus Communications, Inc.                       -          344,000        344,000
           -          15,300        15,300       Express Scripts, Inc.                             -          751,612        751,612
           -          39,000        39,000       Family Dollar Stores, Inc.                        -          804,375        804,375
       9,300               -         9,300       Fastenal Co.                                337,125                -        337,125
           -          30,250        30,250       Fiserv, Inc.                                      -          968,000        968,000
       8,700               -         8,700       Fiserv, Inc.                                278,400                -        278,400
           -          12,000        12,000       Flextronics Enternateonal, Ltd.                   -          852,000        852,000
           -          33,500        33,500       Forest Laboratories, Inc.                         -        1,536,812      1,536,812
      12,400               -        12,400       Franklin Resources, Inc.                   $434,000                -        434,000

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                       SHARES                                                                            MARKET VALUE
------------------------------------------                                                ------------------------------------------
                        North                                                                                North
      AGSPC2          American                                                               AGSPC2        American
     Mid Cap          Mid Cap                                                               Mid Cap         Mid Cap
   Growth Fund      Growth Fund   Combined                                                Growth Fund     Growth Fund       Combined
   -----------      -----------   --------                                                -----------     -----------       --------
                                                Common Stock - continued
       4,500               -         4,500       G & K Services, Inc., Class A             $ 169,031                -     $  169,031
           -          14,700        14,700       Gucci Group NV                                    -       $1,187,025      1,187,025
       4,900               -         4,900       Guidant Corp.                               241,937                -        241,937
       5,400               -         5,400       Harley-Davidson, Inc.                       320,288                -        320,288
      12,600               -        12,600       HCR Manor Care Inc.                         198,450                -        198,450
      30,000               -        30,000       Health Management Association               266,250                -        266,250
       8,500               -         8,500       Interim Services, Inc.                      139,719                -        139,719
           -          50,400        50,400       Intuit, Inc.                                      -        1,467,900      1,467,900
       2,700               -         2,700       Jabil Circut, Inc.                          141,075                -        141,075
           -          25,000        25,000       Kansas City Southern Industries, Inc.             -        1,185,938      1,185,938
       8,800               -         8,800       Keane, Inc.                                 206,800                -        206,800
       1,700               -         1,700       Kohl's Corp.                                127,181                -        127,181
           -           5,300         5,300       Lamar Advertising Co.                             -          286,200        286,200
           -           4,100         4,100       Legato Systems, Inc.                              -          220,375        220,375
      10,100               -        10,100       Legg Mason, Inc.                            367,387                -        367,387
           -           3,800         3,800       Linear Technology Corp                            -          265,763        265,763
           -          19,400        19,400       Linens 'N Things, Inc.                            -          771,150        771,150
           -          44,559        44,559       Mandalay Resort Group                             -          829,911        829,911
           -           8,600         8,600       Maxim Integrated Products, Inc.                   -          678,863        678,863
           -           8,900         8,900       Medimmune, Inc.                                   -          996,800        996,800
           -           5,900         5,900       Medquist, Inc.                                    -          188,800        188,800
           -          16,900        16,900       Microchip Technology, Inc.                        -        1,125,962      1,125,962
           -          41,700        41,700       Nabors Industries, Inc.                           -          946,069        946,069
      19,500               -        19,500       Networks Associates, Inc.                   357,094                -        357,094
       9,100               -         9,100       Newell Rubbermaid, Inc.                     315,088                -        315,088
      11,200               -        11,200       Omnicare, Inc.                              103,600                -        103,600
           -          48,250        48,250       Outback Steakhouse, Inc.                          -        1,109,750      1,109,750
           -          21,000        21,000       Paine Webber Group, Inc.                          -          855,750        855,750
      10,100               -        10,100       Parametric Technology Corp.                 192,531                -        192,531
      12,200               -        12,200       Paychex, Inc.                               480,375                -        480,375
       7,400               -         7,400       PE Corp - PE Biosystems Group               480,075                -        480,075
      13,700               -        13,700       Price (T Rowe) Associates                   486,350                -        486,350
       7,300               -         7,300       Quintiles Transnational Corp.               135,506                -        135,506
       4,600               -         4,600       Robert Half International, Inc.             124,488                -        124,488
       3,700               -         3,700       Sanmina Corp.                               333,230                -        333,230
           -          12,800        12,800       Sanmina Corp.                                     -        1,152,800      1,152,800
           -           7,900         7,900       Sepracor, Inc.                                    -          657,181        657,181
       8,300               -         8,300       SLM Holding Corp.                           406,181                -        406,181
       1,000               -         1,000       Smith International, Inc.                    34,563                -         34,563
         600               -           600       Solectron Corp.                              45,150                -         45,150
           -           4,500         4,500       SPX Corp.                                         -          381,375        381,375
       6,100               -         6,100       Staples, Inc.                               135,344                -        135,344
       3,400               -         3,400       Sterling Commerce, Inc.                      79,688                -         79,688
      11,800               -        11,800       Sterling Software, Inc.                     258,862                -        258,862
      11,100               -        11,100       Sylvan Learning Systems, Inc.               143,606                -        143,606
           -          11,000        11,000       Tiffany & Company                                 -          654,500        654,500
       4,800               -         4,800       Transaction Systems Architects,
                                                    Inc., Class A                            147,600                -        147,600
           -          69,600        69,600       U.S. Foodservice                                  -        1,335,450      1,335,450
           -          13,600        13,600       Union Pacific Res Group, Inc.                     -          197,200        197,200
           -           4,800         4,800       Vitesse Semiconductor Corp.                       -          220,200        220,200
           -          22,800        22,800       Waters Corp.                                      -        1,211,250      1,211,250

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                           COMMON STOCK (continued)
                           ------------------------

                SHARES                                                                                    MARKET VALUE
------------------------------------------                                                ------------------------------------------
                        North                                                                                North
      AGSPC2          American                                                               AGSPC2        American
     Mid Cap           Mid Cap                                                              Mid Cap         Mid Cap
   Growth Fund      Growth Fund   Combined                                                Growth Fund     Growth Fund       Combined
   -----------      -----------   --------                                                -----------     -----------       --------
                                                Common Stock - continued
           -          17,400        17,400       Williams Sonoma, Inc.                             -         $935,250     $  935,250
           -           8,800         8,800       Xilinx, Inc.                                      -          691,900        691,900
           -           1,605         1,605       Yahoo, Inc.                                       -          287,395        287,395
           -          19,000        19,000       Young & Rubicam, Inc.                             -          869,250        869,250
                                                                                                ----          -------        -------
                                               TOTAL COMMON STOCK                        $13,374,341      $38,322,185    $51,696,526
                                               ------------------                        -----------      -----------    -----------
                                                (Cost $14,516,034, $35,045,078 and $49,561,112 respectively)

                                               RIGHTS & WARRANTS
                                               -----------------
                                                 Electric Components
                                                 Teradyne, Inc.
           -          36,200        36,200         Callable through 03/26/00                       -       $1,393,700     $1,393,700
                                                 Motor Vehicles - 0.70%
           -           5,000         5,000       Harley Davidson, Inc.                             -          296,563        296,563

                                               TOTAL RIGHTS & WARRANTS                             -       $1,690,263     $1,690,263
                                               -----------------------                             -       ----------     ----------
                                                (Cost $0, $1,396,824 and $1,396,824 respectively)

                Principal                      SHORT TERM INVESTMENTS                                     Value
------------------------------------------     ----------------------                   --------------------------------------------
           -        $600,000      $600,000     Atlantis One Funding Corp.                          -         $599,378       $599,378
           -         400,000       400,000     Enterprise Funding Corp.                            -          398,934        398,934
           -       1,500,000     1,500,000     Ford Motor Credit Corp.                             -        1,496,731      1,496,731
           -          88,360        88,360     SSGA Money Market Fund                              -           88,360         88,360
                                                State Street Bank Repurchase Agreement
                                                  5.15%, dated 10/31/99 to be
                                                  repurchased at $591,254 on 11/01/99
                                                  collaterized by U.S. Treasury Note,
                                                  5.38%, 07/31/00, with a par value of
           -         591,000       591,000        $600,000(Cost $591,000)                    591,000                -        591,000
                                                                                            --------      -----------     ----------
                                               TOTAL SHORT TERM INVESTMENTS                 $591,000       $2,583,403     $3,174,403
                                               ----------------------------                 --------      -----------     ----------
                                                (Cost $591,000, $2,853,403 amd $3,174,403 respectively)

                                           TOTAL INVESTMENTS                             $13,965,341      $42,595,851    $56,561,192
                                           -----------------                            ============     ============    ===========
                                               (Cost $15,107,034, $39,025,305 and $54,132,339 respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Mid Cap Growth Fund and
      American General Series Portfolio Company 2 Mid Cap Growth Fund October 31, 1999 (unaudited)

1. Basis Of Combination

North American Mid Cap Growth Fund ("NAF") (formerly the North American Small/Mid Cap Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Mid Cap Growth Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2. Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3. Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4. Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                           American General
                                                                Series
                                                              Portfolio 2  North American
                                                               Small Cap     Small Cap       Pro-forma         Pro-forma
ASSETS:                                                       Growth Fund   Growth Fund**   Adjustments        Combined
                                                              -----------   -------------   -----------        --------
Investments in securities, at value .......................   $13,260,526    $1,230,782                       $14,491,308
Deferred organization costs ...............................                      20,842
Receivables:
   Investments sold .......................................        90,771        16,313                           107,084
   Fund shares sold .......................................        61,291        15,486                            76,777
   Dividends ..............................................         2,632            --                             2,632
   Interest ...............................................            --            82                                82
   From adviser ...........................................                       3,956
Other assets ..............................................        37,617        47,653                            85,270
                                                              -----------   -----------     -----------       -----------
      Total assets ........................................    13,452,837     1,335,114              --        14,787,951

LIABILITIES:
Payables:
   Investments purchased ..................................       381,294         3,735                           385,029
   Fund shares redeemed ...................................         5,678         2,450                             8,128
   Investment adviser .....................................        67,134            --                            67,134
   Custodian and transfer agent fees ......................            --         3,687                             3,687
   Distribution fee .......................................         3,446           911                             4,357
   Other accrued expenses .................................        44,022            --                            44,022
                                                              -----------   -----------     -----------       -----------
      Total liabilities ...................................       501,574        10,783              --           512,357

NET ASSETS ................................................   $12,951,263    $1,324,331              $0       $14,275,594
                                                              ===========   ===========     ===========       ===========

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) .............                                                            $0
   Accumulated undistributed net realized gain (loss) on
      investments .........................................      $547,782       $10,382                          $558,164
   Unrealized appreciation (depreciation) on:
      Investments .........................................     2,124,738       248,604                         2,373,342
   Capital shares at par value of $.001 ...................         9,165           104          (8,137)(1)         1,132
   Additional paid-in capital .............................    10,269,578     1,065,241           8,137 (1)    11,342,956
                                                              -----------   -----------     -----------       -----------

      Net assets ..........................................   $12,951,263    $1,324,331              $0       $14,275,594
                                                              ===========   ===========     ===========       ===========

**  Formerly the Emerging Growth Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                      Series
                                                                    Portfolio 2   North American
                                                                     Small Cap       Small Cap      Pro-forma        Pro-forma
                                                                    Growth Fund    Growth Fund**   Adjustments       Combined
                                                                    -----------    -------------   -----------       --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ...........................................   $  2,423,974   $    223,641                    $  2,647,615
  Shares outstanding ............................................        171,014         17,458        18,211(1)        206,683

Net asset value (NAV) and redemption price per share ............   $      14.17   $      12.81                    $      12.81

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $      15.03   $      13.59                    $      13.59

Class B Shares
  Net assets at value ...........................................   $  5,170,136   $    660,471                    $  5,830,607
  Shares outstanding ............................................        368,206         52,556        43,102(1)        463,864

Net asset value, offering price and redemption price per share ..   $      14.04   $      12.57                    $      12.57

Class C Shares
  Net assets at value ...........................................   $         --   $    440,219                    $    440,219
  Shares outstanding ............................................             --         35,019            --            35,019

Net asset value, offering price and redemption price per share ..   $         --   $      12.57                    $      12.57

Class I Shares
  Net assets at value ...........................................   $  3,626,347             --                    $  3,626,347
  Shares outstanding ............................................        255,597             --        32,895(1)        288,492

Net asset value, offering price and redemption price per share ..   $      14.19   $         --                    $      12.57

Class II Shares
  Net assets at value ...........................................   $  1,730,806   $         --                    $  1,730,806
  Shares outstanding ............................................        121,661                       16,032(1)        137,693

Net asset value, offering price and redemption price per share ..   $      14.23   $         --            --      $      12.57(2)

**  Formerly the Emerging Growth Fund
(1) Reflects change due to merger exchange.
(2) Subsequent to October 31, 1999, the holder of Class II shares redeemed, and no Class II shares are expected to be outstanding upon consummation of the merger.
                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                          American General
                                                               Series
                                                             Portfolio 2  North American
                                                              Small Cap      Small Cap      Pro-forma         Pro-forma
                                                             Growth Fund   Growth Fund**   Adjustments        Combined
                                                             -----------   -------------   -----------        --------
INVESTMENT INCOME:

   Interest ..............................................       $29,856         $2,455                          $32,311
   Dividends .............................................        22,380            558                           22,938
                                                             -----------    -----------    -----------       -----------

      Total income .......................................        52,236          3,013              0            55,249

EXPENSES:

   Distribution for Class A ..............................         4,060            687          1,624(1)          6,371
   Distribution for Class B ..............................        22,970          5,043                           28,013
   Distribution for Class C ..............................            --          3,007                            3,007
   Investment adviser fee ................................        62,829          9,513          7,392(2)         79,734
   Custodian fee .........................................         9,142         36,014                           45,156
   Transfer agent fee ....................................        19,233          9,187                           28,420
   Accounting/administration .............................         6,527          1,488         (8,000)(3)            15
   Audit and legal fees ..................................         4,360            514         (4,000)(3)           874
   Amortization of organization costs ....................            --          6,581             --             6,581
   Miscellaneous .........................................        59,556          2,984        (50,000)(4)        12,540
                                                             -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment adviser ...       188,677         75,018        (52,984)          210,711

   Reimbursement of expenses by investment adviser .......       (73,594)       (52,756)        64,984(5)        (61,366)
                                                             -----------    -----------    -----------       -----------

              Net expenses ...............................       115,083         22,262         12,000           149,345
                                                             -----------    -----------    -----------       -----------

              Net investment income/(loss) ...............       (62,847)       (19,249)       (12,000)          (94,096)
                                                             -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

   Net realized gain/(loss) on:
      Investment transactions ............................       610,629         63,202                          673,831
   Change in unrealized appreciation (depreciation) on:
      Investments ........................................     2,124,738        309,851                        2,434,589
                                                             -----------    -----------    -----------       -----------

              Net gain/(loss) on investments .............     2,735,367        373,053             --         3,108,420

                                                             -----------    -----------    -----------       -----------
Net increase in net assets resulting from operations .....    $2,672,520       $353,804       ($12,000)       $3,014,324

**  Formerly the Emerging Growth Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK
           3,775            -      3,775       24/7 Media, Inc.                   $163,032              -    $163,032
           5,400            -      5,400       3DO Co.                              40,500              -      40,500
               0          150        150       99 Cents Only Stores                      -         $4,481       4,481
           4,025            -      4,025       Action Performance Co., Inc.         81,884              -      81,884
           1,900            -      1,900       Actuate Software Corp.               64,600              -      64,600
               0          840        840       Acxiom Corp.                              -         13,860      13,860
               0          300        300       Adaptive Broadband Corp.                  -         11,081      11,081
               0          500        500       Advanced Energy Industries, Inc.          -         20,562      20,562
               0          800        800       Advanced Fibre Communications             -         17,500      17,500
           3,750            -      3,750       Advanced Fibre
                                                 Communications, Inc.               82,031              -      82,031
               0          300        300       Advanced Paradigm, Inc.                   -         12,788      12,788
               0          200        200       Aether Systems, Inc.                      -         13,912      13,912
           1,150            -      1,150       Affymetrix, Inc.                    101,344              -     101,344
           1,950            -      1,950       AGCO Corp.                           20,962              -      20,962
               0          600        600       Aironet Wireless Communication            -         21,450      21,450
             375            -        375       Akamai  Technologies, Inc.           54,445              -      54,445
           5,175            -      5,175       Albemarle Corp.                      91,856              -      91,856
               0          400        400       Alkermes, Inc.                            -         14,125      14,125
           3,100            -      3,100       Allegiance Telecom, Inc.            213,900              -     213,900
           2,650            -      2,650       Allied Capital Corp.                 53,166              -      53,166
           3,850            -      3,850       Allscripts, Inc.                     60,155              -      60,155
               0          300        300       Alpha Industries, Inc.                    -         16,575      16,575
             225            -        225       Alteon Websystems, Inc.              16,143              -      16,143
             575            -        575       AMCORE Financial, Inc.               13,584              -      13,584
               0          500        500       American Classic Voyages Co.              -         12,500      12,500
           1,425            -      1,425       American Classic Voyages Co.         35,625              -      35,625
             575            -        575       American Italian Pasta Co.,
                                                 Class A                            14,447              -      14,447
           5,225            -      5,225       American Mobile Satellite Corp.      58,128              -      58,128
               0          300        300       Ames Department Stores, Inc.              -          9,506       9,506
           2,175            -      2,175       Anchor Gaming                       132,675              -     132,675
               0          200        200       Ann Taylor Stores Corp.                   -          8,512       8,512
           2,250            -      2,250       Ann Taylor Stores Corp.              95,766              -      95,766
               0          400        400       Antec Corp.                               -         19,400      19,400
           1,300            -      1,300       Applied Micro Circuits Corp.        101,156              -     101,156
               0          400        400       Applied Power, Inc.                       -         11,625      11,625
           3,000            -      3,000       AppNet Systems, Inc.                130,688              -     130,688
             450            -        450       Art Technology Group, Inc.           24,300              -      24,300
               0          300        300       Aspect Dev , Inc.                         -         10,612      10,612
           6,100            -      6,100       Aspen Technology, Inc.               77,774              -      77,774
           1,725            -      1,725       Asyst Technologies, Inc.             66,843              -      66,843
           5,700            -      5,700       ATMI, Inc.                          153,544              -     153,544
               0          300        300       AudioCodes, Ltd.                          -         18,150      18,150
               0          500        500       Avant! Corp.                              -          6,438       6,438
           1,375            -      1,375       Aztar Corp.                          13,320              -      13,320
           1,600            -      1,600       Azurix Corp.                         22,500              -      22,500
           2,300            -      2,300       Bank United Corp.                    89,699              -      89,699

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
           2,375            -      2,375       Bebe Stores, Inc.                  $ 62,641              -    $ 62,641
               0          500        500       Ben & Jerry's Homemade, Inc.              -         $8,438       8,438
               0          400        400       BJ Services Company                       -         13,725      13,725
           1,200            -      1,200       Blackrock, Inc.                      18,300              -      18,300
             225            -        225       Breakaway Solutions, Inc.            11,967              -      11,967
           1,950            -      1,950       Brooks Automation, Inc.              37,050              -      37,050
               0          400        400       Burr-Brown Corp.                          -         15,725      15,725
             800            -        800       Bush Boake Allen, Inc.               18,700              -      18,700
               0          300        300       Business Objects SA                       -         21,600      21,600
           3,375            -      3,375       Caprock Communications Corp.         97,244              -      97,244
             900            -        900       Careinsite, Inc.                     39,375              -      39,375
           1,475            -      1,475       Catalina Marketing Corp.            138,097              -     138,097
           1,450            -      1,450       CBT Group, Plc. - ADR                29,906              -      29,906
               0          400        400       C-Cube Microsystems, Inc.                 -         17,800      17,800
             575            -        575       Central Parking Corp.                15,417              -      15,417
             800            -        800       Checkfree Holdings Corp.             29,900              -      29,900
               0          400        400       ChiRex, Inc.                              -         11,300      11,300
           4,700            -      4,700       Cinar Corp.                          81,663              -      81,663
           1,150            -      1,150       City National Corp.                  44,562              -      44,562
             900            -        900       Cognex Corp.                         26,944              -      26,944
           1,025            -      1,025       Cole, K. Productions, Inc.,
                                                 Class A                            40,103              -      40,103
             575            -        575       Colonial BancGroup, Inc.              6,864              -       6,864
           1,500            -      1,500       Commercial Federal Corp.             29,438              -      29,438
               0          500        500       Concentric Network Corp.                  -         12,813      12,813
           7,250            -      7,250       Concentric Network Corp.            185,781              -     185,781
               0          300        300       Concord Communications, Inc.              -         15,581      15,581
             450            -        450       CONMED Corp.                         11,222              -      11,222
               0          300        300       Cooper Cameron Corp.                      -         11,606      11,606
           1,950            -      1,950       Cooper Cameron Corp.                 75,441              -      75,441
           2,062            -      2,062       Cost Plus, Inc.                      75,263              -      75,263
             975            -        975       Covad Communications Group,Inc       46,800              -      46,800
           2,175            -      2,175       Creative Technology, Ltd.            26,100              -      26,100
             650            -        650       Creditrust Corp.                     11,578              -      11,578
           1,975            -      1,975       Cyberonics, Inc.                     27,774              -      27,774
           2,875            -      2,875       Cymer, Inc.                         106,195              -     106,195
           7,350            -      7,350       Cypress Semiconductor Corp.         187,884              -     187,884
               0          300        300       Cysive, Inc.                              -         17,269      17,269
           2,400            -      2,400       Devon Energy Corp.                   93,300              -      93,300
               0          500        500       DeVry, Inc.                               -         10,531      10,531
           6,025            -      6,025       DeVry, Inc.                         126,902              -     126,902
             400            -        400       Diamond Tech Partners, Inc.          25,850              -      25,850
               0          200        200       DSP Group, Inc.                           -          9,550       9,550
           1,725            -      1,725       Dycom Industries, Inc.               56,170              -      56,170
             100            -        100       E.pihpany, Inc.                       8,600              -       8,600
           1,025            -      1,025       Electro Scientific
                                                 Industries, Inc.                   55,350              -      55,350
               0          100        100       Emulex Corp.                              -         15,594      15,594
               0          400        400       Enhance Financial Services
                                                 Group, Inc.                             -          7,300       7,300

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          200        200       Entercom Communications Corp.             -        $ 9,962    $  9,962
           1,725            -      1,725       Entercom Communications Corp.      $ 85,927              -      85,927
               0          200        200       Etec Systems, Inc.                        -          7,637       7,637
           1,550            -      1,550       E-Tek Dynamics, Inc.                103,269              -     103,269
             675            -        675       Etoys, Inc.                          40,331              -      40,331
           1,500            -      1,500       Exar Corp.                           54,188              -      54,188
           1,900            -      1,900       Exchange Applications, Inc.          51,775              -      51,775
             625            -        625       F5 Networks, Inc.                    86,719              -      86,719
           3,355            -      3,355       Fairchild Semiconductor Corp.        84,714              -      84,714
               0        1,300      1,300       Fairfield Communities, Inc.               -         15,925      15,925
           3,450            -      3,450       Financial Federal Corp.              74,175              -      74,175
           3,225            -      3,225       Finish Line, Inc.                    22,273              -      22,273
             325            -        325       Foundry Networks, Inc.               61,587              -      61,587
           2,750            -      2,750       Fremont General Corp.                23,719              -      23,719
           1,500            -      1,500       Furniture Brands International       29,063              -      29,063
           2,300            -      2,300       Gabelli Asset Management, Inc.       34,356              -      34,356
               0        5,600      5,600       Galileo Technology, Ltd.                  -         13,725      13,725
           3,225            -      3,225       Galileo Technology, Ltd.             73,771              -      73,771
           4,600            -      4,600       GaSonics International Corp.         77,050              -      77,050
           4,500            -      4,500       General Chemical Group, Inc.         11,250              -      11,250
           5,525            -      5,525       Gentek, Inc.                         48,689              -      48,689
           2,925            -      2,925       Geon Co.                             76,781              -      76,781
           6,100            -      6,100       Georgia Gulf Corp.                  131,530              -     131,530
               0          600        600       Getty Images, Inc.                        -         18,487      18,487
               0          200        200       Gilat Satellite Networks, Ltd.            -         10,425      10,425
             350            -        350       Gilead Sciences, Inc.                22,116              -      22,116
               0          100        100       Go2Net                                    -          7,038       7,038
             350            -        350       Go2Net, Inc.                         24,631              -      24,631
             500            -        500       Hamilton Bancorp, Inc.                7,938              -       7,938
               0          800        800       Hanger Orthopedic Group, Inc.             -          9,850       9,850
           2,425            -      2,425       Heller Financial, Inc.               57,594              -      57,594
             500            -        500       HI/FN, Inc.                          18,156              -      18,156
           1,950            -      1,950       Hibbett Sporting Goods, Inc.         31,078              -      31,078
               0           86         86       Hispanic Broadcasting Corp.               -          6,966       6,966
           3,000            -      3,000       Human Genome Sciences, Inc.         262,125              -     262,125
               0          500        500       Hyperion Solutions Corp.                  -         12,188      12,188
             450            -        450       IDEC Pharmaceuticals Corp.           52,284              -      52,284
           3,300            -      3,300       IDEXX Laboratories, Inc.             49,913              -      49,913
             475            -        475       Illuinet Holdings, Inc.              21,850              -      21,850
           2,400            -      2,400       In Focus Systems, Inc.               47,551              -      47,551
           1,330            -      1,330       Independent Bank Corp.               20,116              -      20,116
           1,950            -      1,950       Indymac Mortgage Holdings, Inc.      27,178              -      27,178
               0          300        300       InfoSpace.com, Inc.                       -         16,688      16,688
           2,300            -      2,300       Insight Communications Co.           54,338              -      54,338
               0          700        700       INSpire Insurance Solutions, Inc.         -          4,463       4,463
           4,100            -      4,100       Integrated Device
                                                 Technology, Inc.                   84,306              -      84,306
             565            -        565       Internet Capital Group, Inc.         65,752              -      65,752

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          300        300       Interspeed, Inc.                          -        $  3,319   $  3,319
           1,275            -      1,275       Intertan, Inc.                     $ 28,687              -      28,687
             150            -        150       Interwoven, Inc.                     11,756              -      11,756
           2,000            -      2,000       Intevac, Inc.                         8,000              -       8,000
               0          450        450       Iron Mountain, Inc.                       -         13,612      13,612
               0          400        400       Jack-in-the-Box, Inc.                     -          9,625       9,625
             300            -        300       JNI Corp.                            16,031              -      16,031
             575            -        575       Jones Intercable, Inc.               31,408              -      31,408
           1,950            -      1,950       Keebler Foods Co.                    62,277              -      62,277
           1,600            -      1,600       Kennametal, Inc.                     46,000              -      46,000
             100            -        100       Keynote Systems, Inc.                 4,538              -       4,538
           2,500            -      2,500       L-3 Communications Holdings         105,469              -     105,469
           2,350            -      2,350       LAM Research Corp.                  198,428              -     198,428
               0          300        300       Legato Systems, Inc.                      -         16,125      16,125
           2,775            -      2,775       Liberate Technologies, Inc.         189,047              -     189,047
           6,200            -      6,200       Ligand Pharmaceuticals, Inc.         50,763              -      50,763
               0          200        200       Linens 'n Things, Inc.                    -          7,950       7,950
           1,500            -      1,500       Linens 'N Things, Inc.               59,625              -      59,625
           3,200            -      3,200       LTX Corp.                            50,600              -      50,600
           1,700            -      1,700       Mapics, Inc.                         14,450              -      14,450
           1,325            -      1,325       Media Metrix, Inc.                   62,109              -      62,109
           3,400            -      3,400       Medquist, Inc.                      108,800              -     108,800
               0          200        200       Mercury Interactive Corp.                 -         16,225      16,225
               0          400        400       Metamor Worldwide, Inc.                   -          7,550       7,550
             800            -        800       MGM Grand, Inc.                      40,800              -      40,800
             950            -        950       Microchip Technology, Inc.           63,294              -      63,294
           2,600            -      2,600       Microstrategy, Inc.                 251,225              -     251,225
               0        1,400      1,400       Mid Atlantic Medical Services             -          7,613       7,613
               0          700        700       Midway Games, Inc.                        -         13,956      13,956
           1,850            -      1,850       Milacron, Inc.                       30,409              -      30,409
           1,600            -      1,600       Millennium Pharmaceuticals, Inc.    112,200              -     112,200
               0          200        200       Minimed, Inc.                             -         15,162      15,162
           1,725            -      1,725       MIPS Technologies, Inc., Class A     49,809              -      49,809
             800            -        800       Mission Critical Software, Inc.      47,100              -      47,100
           4,950            -      4,950       MKS Instruments, Inc.               103,950              -     103,950
           2,425            -      2,425       Mondavi, Robert Corp., Class A       87,603              -      87,603
           3,100            -      3,100       MSC Industrial Direct Co.            29,644              -      29,644
           1,500            -      1,500       Mueller Industries, Inc.             47,906              -      47,906
               0          400        400       Multex Systems, Inc.                      -          6,425       6,425
           2,300            -      2,300       Multex.com, Inc.                     36,944              -      36,944
           3,700            -      3,700       National Commerce Bancorp            92,500              -      92,500
           1,150            -      1,150       National Computer Systems, Inc.      43,483              -      43,483
           2,625            -      2,625       National Information Consortiuium    85,968              -      85,968
               0          450        450       National Instruments Corp.                -         13,528      13,528
           3,000            -      3,000       National-Oilwell, Inc.               40,688              -      40,688
           3,000            -      3,000       Net Perceptions, Inc.                48,000              -      48,000
             575            -        575       Net2phone, Inc.                      31,194              -      31,194

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          600        600       Network Event Theater, Inc.               -       $ 13,800    $ 13,800
             650            -        650       Netzero, Inc.                      $ 13,366              -      13,366
           5,275            -      5,275       New Holland N.V.                     80,114              -      80,114
           1,500            -      1,500       NEXTLINK Communications              89,720              -      89,720
           1,975            -      1,975       NFront, Inc.                         27,403              -      27,403
               0          200        200       Novellus Systems, Inc.                    -         15,500      15,500
             575            -        575       Ocular Sciences, Inc.                10,565              -      10,565
           3,900            -      3,900       Olin Corp.                           53,869              -      53,869
               0          200        200       Omnipoint Corp.                           -         16,525      16,525
           1,650            -      1,650       Osteotech, Inc.                      21,553              -      21,553
               0          900        900       Oxford Health Plans, Inc.                 -         10,631      10,631
             575            -        575       Pacific Century Financial Corp.      13,117              -      13,117
           2,150            -      2,150       Pacific Gateway Exchange, Inc.       48,913              -      48,913
               0        1,200      1,200       Pairgain Technologies, Inc.               -         14,700      14,700
           3,800            -      3,800       Papa Johns International, Inc.      142,025              -     142,025
           1,000            -      1,000       PC-Tel, Inc.                         30,000              -      30,000
               0          100        100       Pegasus Communicaions Corp.               -          4,425       4,425
               0          500        500       Peregrine Systems, Inc.                   -         21,938      21,938
               0          800        800       Petroleum Geo Services, Inc.              -         11,700      11,700
               0          500        500       Photronics, Inc.                          -         10,469      10,469
           1,600            -      1,600       Photronics, Inc.                     33,500              -      33,500
           1,450            -      1,450       Pinnacle Systems, Inc.               40,238              -      40,238
           1,850            -      1,850       Pixar, Inc.                          70,415              -      70,415
             400            -        400       Plexus Corp.                         10,600              -      10,600
           1,600            -      1,600       PLX Technology, Inc.                 25,600              -      25,600
           3,025            -      3,025       Polycom, Inc.                       151,250              -     151,250
               0          300        300       Powertel, Inc.                            -         17,662      17,662
               0          400        400       Powerwave Technologies, Inc.              -         26,025      26,025
             425            -        425       Predictive Systems, Inc.             18,488              -      18,488
           4,925            -      4,925       Premier Parks, Inc.                 142,516              -     142,516
           3,200            -      3,200       Private Business, Inc.                6,800              -       6,800
               0          400        400       Proxim, Inc.                              -         18,725      18,725
               0          300        300       QRS Corp.                                 -         16,688      16,688
             100            -        100       Quest Software, Inc.                  7,375              -       7,375
               0          900        900       Radiant Systems, Inc.                     -         14,175      14,175
           4,400            -      4,400       Radiant Systems, Inc.                69,300              -      69,300
             500            -        500       Radio Unica Corp.                    14,312              -      14,312
               0          500        500       Remedy Corp.                              -         21,500      21,500
           1,500            -      1,500       Renaissancere Holdings, Ltd.         54,656              -      54,656
               0          400        400       Renal Care Group, Inc.                    -          7,450       7,450
               0          300        300       Research In Motion, Ltd.                  -          9,225       9,225
           1,025            -      1,025       Respironics, Inc.                     8,648              -       8,648
               0          300        300       RSA Sec, Inc.                             -         10,650      10,650
             800            -        800       Safeguard Scientifics, Inc.          67,300              -      67,300
           2,825            -      2,825       Saleslogix Corp.                     88,987              -      88,987
               0          100        100       Sandisk Corp.                             -          6,063       6,063
           4,300            -      4,300       SangStat Medical Corp.               92,987              -      92,987

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
           1,275            -      1,275       Scholastic Corp.                   $ 59,288              -    $ 59,288
           1,350            -      1,350       Silicon Image, Inc.                  59,653              -      59,653
               0          400        400       Smith International, Inc.                 -        $13,825      13,825
           1,175            -      1,175       Smith International, Inc.            40,611              -      40,611
           1,400            -      1,400       Spanish Broadcasting System          37,275              -      37,275
               0          500        500       Spectrian Corp.                           -         16,750      16,750
           1,425            -      1,425       Spinnaker Exploration Co.            21,019              -      21,019
           5,725            -      5,725       Splitrock Services, Inc.            125,234              -     125,234
               0          700        700       Stanford Communications, Inc.             -         19,600      19,600
             700            -        700       Steiner Leisure, Ltd.                13,257              -      13,257
           3,100            -      3,100       Sterling Bancshares, Inc.            38,750              -      38,750
           5,175            -      5,175       Steven Madden, Ltd.                  63,394              -      63,394
               0          300        300       Stone Energy Corp.                        -         14,588      14,588
               0          400        400       Strayer Education, Inc.                   -          7,025       7,025
           1,850            -      1,850       Summit Technology, Inc.              28,790              -      28,790
             900            -        900       Sun Bancorp, Inc.                     9,281              -       9,281
             900            -        900       Sun International Hotels, Ltd.       18,225              -      18,225
               0          800        800       Sunterra Corp.                            -          8,000       8,000
               0          450        450       Swift Transportation, Inc.                -          7,847       7,847
           1,250            -      1,250       Sycamore Networks Inc.              268,749              -     268,749
           1,750            -      1,750       Talbots, Inc.                        82,359              -      82,359
           2,075            -      2,075       Talk.com, Inc.                       33,070              -      33,070
               0          800        800       Telcom Semiconductor, Inc.                -          7,400       7,400
               0          300        300       THQ, Inc.                                 -         12,338      12,338
           1,600            -      1,600       Triangle Pharmaceuticals, Inc.       26,000              -      26,000
               0          300        300       Triquint Semiconductor, Inc.              -         24,000      24,000
               0        1,300      1,300       Tristar Aerospace Co.                     -          8,612       8,612
           3,200            -      3,200       Universal Forest Products, Inc.      46,400              -      46,400
           1,900            -      1,900       Univision Communications, Inc.      161,619              -     161,619
           3,800            -      3,800       US Bioscience, Inc.                  61,275              -      61,275
           1,800            -      1,800       Vail Resorts, Inc.                   40,050              -      40,050
             700            -        700       Valero Energy Corp.                  12,863              -      12,863
               0          200        200       Value America, Inc.                       -          2,487       2,487
               0          400        400       Valuevision International, Inc.           -         13,075      13,075
           1,950            -      1,950       Vans, Inc.                           21,938              -      21,938
           3,500            -      3,500       Verio, Inc.                         130,594              -     130,594
           1,025            -      1,025       Versatel Telecom International
                                                 NV - ADR                           12,941              -      12,941
           1,950            -      1,950       Vertex Pharmaceuticals, Inc.         55,819              -      55,819
               0          200        200       VerticalNet, Inc.                         -         11,200      11,200
             450            -        450       Verticalnet, Inc.                    25,200              -      25,200
               0          400        400       Viatel, Inc.                              -         13,350      13,350
           1,700            -      1,700       Vical, Inc.                          24,225              -      24,225
           1,275            -      1,275       Webstakes.com, Inc.                   8,367              -       8,367
             500            -        500       Webster Financial Corp.              14,313              -      14,313
             800            -        800       Webtrend Corp.                       49,400              -      49,400
           7,600            -      7,600       Wellman, Inc.                       114,475              -     114,475
             515            -        515       West Coast Bancorp                    7,113              -       7,113

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                   SHARES                                                                    MARKET VALUE
-----------------------------------------                                       -------------------------------------
                      North                                                                      North
       AGSPC2        American                                                      AGSPC2       American
     Small Cap      Small Cap                                                    Small Cap     Small Cap
    Growth Fund    Growth Fund   Combined                                       Growth Fund   Growth Fund    Combined
    -----------    -----------   --------                                       -----------   -----------    --------
                                             COMMON STOCK (continued)
               0          200        200       Western Wireless Corp.                    -     $   10,575  $    10,575
               0          300        300       Westwood One, Inc.                        -         13,838       13,838
             975            -        975       Williams Communications Group   $    31,078              -       31,078
             400            -        400       WinStar Communications, Inc.         15,525              -       15,525
           1,600            -      1,600       Wit Capital Group, Inc.              28,100              -       28,100
               0          165        165       Xoom.com, Inc.                            -         10,312       10,312
               0          400        400       Zapme Corp.                               -          3,000        3,000
                                                                                         -          -----        -----
                                             TOTAL COMMON STOCK                $11,451,113     $1,182,026  $12,633,139
                                                                               -----------     ----------  -----------
                                             (Cost $9,322,546, $933,422 and $10,255,968 respectively)

          Shares       Shares     Shares     PREFERRED STOCK
                                               OIL/GAS PRODUCERS -
           1,300            -      1,300       Tesoro Petroleum Corp.              $16,413              -      $16,413
                                                                                  --------              -      -------
                                               (Cost $20,242, $0 and $20,242 respectively)

                    Principal               SHORT TERM INVESTMENTS                                  Value
----------------------------------------                                        --------------------------------------
               -      $48,756    $48,756    SSGA Money Market Fund                       -        $48,756      $48,756
               -
                                             State Street Bank Repurchase
                                               Agreement 5.15% dated 10/31/99,
                                               to be repurchased at $1,793,770
                                               on 11/01/99, collateralized by
                                               U.S. Treasury Note, 5.38%,
                                               07/31/00 with a par value of
      $1,793,000            -  1,793,000       $1,810,000 (Cost $1,793,000)     $1,793,000              -    1,793,000
                                                                                ----------              -   ----------
                                            TOTAL SHORT TERM INVESTMENTS        $1,793,000        $48,756   $1,841,756
                                                                                ----------       --------   ----------
                                            (Cost $1,793,000, $48,756 and $1,841,756 respectively)

                                         TOTAL INVESTMENTS                     $13,260,526     $1,230,782  $14,491,308
                                                                               ===========     ==========  ===========
                                         (Cost $11,135,788, $982,178 and $12,117,966 respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Small Cap Growth Fund and
      American General Series Portfolio Company 2 Small Cap Growth Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Small Cap Growth Fund ("NAF") (formerly the North American Emerging Growth Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Small Cap Growth Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                         American
                                                                         General
                                                                         Series
                                                                      Portfolio 2   North American
                                                                        Balanced        Balanced       Pro-forma         Pro-forma
ASSETS:                                                                   Fund            Fund        Adjustments         Combined
                                                                          ----            ----        -----------         --------
Investments in securities, at value ...............................   $11,247,337     $71,769,480                       $83,016,817
Cash ..............................................................            --             660                               660
Foreign currency ..................................................                         7,820
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value .................................................            --       5,183,450                         5,183,450
Receivables:
      Investments sold ............................................       132,078       1,770,989                         1,903,067
      Fund shares sold ............................................        80,866           9,923                            90,789
      Dividends ...................................................        61,627          52,772                           114,399
      Interest ....................................................            --         760,414                           760,414
      Foreign tax withholding reclaims ............................                         6,899                             6,899
Other assets ......................................................        24,553           1,476                            26,029
                                                                     ------------    ------------    ------------      ------------
            Total assets ..........................................    11,546,461      79,563,883              --        91,110,344

LIABILITIES:
Collateral on securities loaned, at value .........................            --       5,183,450                         5,183,450
Payables:
      Investments purchased .......................................        55,750         572,265                           628,015
      Fund shares redeemed ........................................       100,050          36,583                           136,633
      Dividend and interest withholding tax .......................            --           1,156                             1,156
      Investment adviser ..........................................        59,766          49,057                           108,823
      Custodian and transfer agent fees ...........................            --          11,591                            11,591
      Distribution fee ............................................         4,366          14,139                            18,505
      Other accrued expenses ......................................        27,968          32,706                            60,674
                                                                     ------------    ------------    ------------      ------------
            Total liabilities .....................................       247,900       5,900,947              --         6,148,847

NET ASSETS ........................................................   $11,298,561     $73,662,936              $0       $84,961,497
                                                                     ============    ============    ============      ============

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) ..................        $2,505      $1,271,183                        $1,273,688
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts .......................................       228,864       8,646,672                         8,875,536
      Unrealized appreciation (depreciation) on:
         Investments ..............................................       412,696      (1,896,585)                       (1,483,889)
         Futures ..................................................            --                                                --
         Foreign currency and forward foreign currency contracts ..                          (133)                             (133)
      Capital shares at par value of $.001 ........................         9,950           6,940          (8,879)(1)         8,011
      Additional paid-in capital ..................................    10,644,546      65,534,859           8,879(1)     76,188,284
                                                                     ------------    ------------    ------------      ------------

            Net assets ............................................   $11,298,561     $73,562,936              $0       $84,861,497
                                                                     ============    ============    ============      ============

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                      American
                                                                      General
                                                                       Series
                                                                    Portfolio 2  North American
                                                                      Balanced      Balanced       Pro-forma    Pro-forma
                                                                        Fund          Fund        Adjustments    Combined
                                                                        ----          ----        -----------    --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ............................................   $ 1,808,620   $ 5,936,108                 $ 7,744,728
  Shares outstanding .............................................       159,216       561,872        12,055(1)    733,143

Net asset value (NAV) and redemption price per share .............   $     11.36   $     10.56                 $     10.56

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced .....   $     12.05   $     11.20                 $     11.20


Class B Shares
  Net assets at value ............................................   $ 6,260,659   $13,957,744                 $20,218,403
  Shares outstanding .............................................       551,562     1,330,817        45,260(1)  1,927,639

Net asset value, offering price and redemption price per share ...   $     11.35   $     10.49                 $     10.49

Class C Shares
  Net assets at value ............................................   $        --   $53,669,084                 $53,669,084
  Shares outstanding .............................................            --     5,046,875            --     5,046,875

Net asset value, offering price and redemption price per share ...   $        --   $     10.63                 $     10.63

Class I Shares
  Net assets at value ............................................   $ 1,777,070             0                 $ 1,777,070
  Shares outstanding .............................................       156,355             0        10,820(1)    167,175

Net asset value, offering price and redemption price per share ...   $     11.37   $        --                 $     10.63

Class II Shares
  Net assets at value ............................................   $ 1,452,302   $        --                 $ 1,452,302
  Shares outstanding .............................................       127,884                       8,739(1)    136,623

Net asset value, offering price and redemption price per share ...   $     11.36   $        --            --   $     10.63(2)

(1) Reflects change in shares due to merger exchange.
(2) Subsequent to October 31, 1999, the holder of Class II shares redeemed, and no Class II shares are expected to be outstanding upon consummation of the merger.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                          American
                                                                          General
                                                                           Series
                                                                        Portfolio 2  North American
                                                                          Balanced      Balanced       Pro-forma         Pro-forma
                                                                            Fund          Fund        Adjustments         Combined
                                                                            ----          ----        -----------         --------
INVESTMENT INCOME:

   Interest .........................................................      $178,717     $2,451,719                       $2,630,436
   Dividends ........................................................        51,583        845,697                          897,280
                                                                        -----------    -----------    -----------       -----------

      Total income ..................................................       230,300      3,297,416             --         3,527,716

EXPENSES:
   Distribution for Class A .........................................         3,924         41,514          1,570(1)         47,008
   Distribution for Class B .........................................        29,389        170,727                          200,116
   Distribution for Class C .........................................            --        616,807                          616,807
   Investment adviser fee ...........................................        59,766        681,955         (3,735)(2)       737,986
   Custodian fee ....................................................         9,757         58,065                           67,822
   Transfer agent fee ...............................................        19,973        129,193                          149,166
   Accounting/administration ........................................         5,839        140,051         (5,000)(3)       140,890
   Audit and legal fees .............................................         4,392         46,612         (3,500)(3)        47,504
   Miscellaneous ....................................................        60,306         76,717        (50,000)(4)        87,023
                                                                        -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment adviser ..............       193,346      1,961,641        (60,666)        2,094,321

   Reimbursement of expenses by investment adviser ..................       (96,903)      (190,199)        75,666(5)       (211,436)
                                                                        -----------    -----------    -----------       -----------

            Net expenses ............................................        96,443      1,771,442         15,000         1,882,885
                                                                        -----------    -----------    -----------       -----------

            Net investment income/(loss) ............................       133,857      1,525,974        (15,000)        1,644,831
                                                                        -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .......................................       229,026      9,063,680                        9,292,706
      Futures contracts .............................................            --                                              --
      Foreign currency and forward foreign currency contracts .......            --        (43,308)                         (43,308)
   Change in unrealized appreciation (depreciation) on:
      Investments ...................................................       412,696     (9,389,607)                      (8,976,911)
      Futures contracts .............................................            --                                              --
      Translation of foreign currency and forward foreign currency
         contracts ..................................................            --           (920)                            (920)
                                                                        -----------    -----------    -----------       -----------

            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts ...............       641,722       (370,155)            --           271,567

Net increase in net assets resulting from operations ................      $775,579     $1,155,819             --        $1,916,398

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                               MARKET VALUE
---------------------------------------                                                    ----------------------------------
                    North                                                                                North
     AGSPC2       American                                                                   AGSPC2    American
    Balanced      Balanced     Combined                                                     Balanced   Balanced     Combined
    --------      --------     --------                                                     --------   --------     --------
                                          COMMON STOCK
                    56,800       56,800    Abbott Laboratories                                        $2,293,300   $2,293,300
           900                      900    Adelphia Communications Corp., Class A  *        $ 49,163                   49,163
         1,700                    1,700    AES Corp.                               *          95,944                   95,944
                    31,447       31,447    Albertson's, Inc.                                           1,141,919    1,141,919
           400                      400    Alcoa, Inc.                                        24,300                   24,300
           600                      600    Allstate Corp.                                     17,250                   17,250
         1,600                    1,600    American Electric Power, Inc.                      55,200                   55,200
         1,600                    1,600    American Greetings Corp., Class A                  41,400                   41,400
           800                      800    Applied Materials, Inc.                 *          71,850                   71,850
                    57,600       57,600    Archer Daniels Midland Company                                709,200      709,200
         2,456                    2,456    Astrazeneca, Plc. - ADR                           112,362                  112,362
         1,850                    1,850    AT&T Corp.                                         86,488                   86,488
         3,800                    3,800    AT&T Corp. - Libery Media Group         *         150,812                  150,812
         1,900                    1,900    Autodesk, Inc.                                     35,625                   35,625
         6,200                    6,200    Autonation, Inc.                        *          62,388                   62,388
                    39,800       39,800    B.F. Goodrich Company                                         942,762      942,762
         1,900                    1,900    Baker Hughes, Inc.                                 53,081                   53,081
         2,800                    2,800    Bank of America Corp.                             180,250                  180,250
                    12,200       12,200    Baxter International, Inc.                                    791,475      791,475
         1,800      30,500       32,300    Beckton Dickinson & Co.                            45,675     773,937      819,612
            12                       12    Berkshire Hathaway, Inc.                *          25,080                   25,080
             1                        1    Berkshire Hathaway, Inc., Class A       *          63,900                   63,900
           700                      700    Black & Decker Corp.                               30,100                   30,100
         1,000                    1,000    Blockbuster, Inc.                                  12,125                   12,125
         2,000                    2,000    Boeing Co.                                         92,125                   92,125
         1,700                    1,700    Bowater, Inc.                                      89,250                   89,250
         1,000                    1,000    Burlington Resources, Inc.                         34,874                   34,874
         1,500                    1,500    Cablevision Systems Corp., Class A      *         101,344                  101,344
         3,800                    3,800    Cadence Design Systems, Inc.            *          57,713                   57,713
         2,700                    2,700    Campbell Soup Co.                                 121,500                  121,500
         2,000                    2,000    Carnival Corp., Class A                            89,000                   89,000
         2,500                    2,500    Cincinnati Financial Corp.                         89,531                   89,531
           600                      600    Circuit City Stores, Inc.                          25,613                   25,613
         2,550                    2,550    Citigroup, Inc.                                   138,019                  138,019
         2,700      32,200       34,900    Clorox Company                                    110,531   1,318,188    1,428,719
                    38,800       38,800    Coastal Corp.                                               1,634,450    1,634,450
         1,100                    1,100    Coca-Cola Co.                                      64,900                   64,900
                    36,900       36,900    Columbia Energy Group                                       2,398,500    2,398,500
                     2,500        2,500    Conagra, Inc.                                                  65,156       65,156
                   127,300      127,300    Conoco, Inc.                                                3,492,794    3,492,794
           800                      800    Continental Airlines, Inc., Class B     *          32,400                   32,400
           300                      300    Delphi Automotive Systems Corp.                     4,931                    4,931
                    21,975       21,975    Dial Corp.                                                    513,666      513,666
         1,900                    1,900    Dover Corp.                                        80,869                   80,869
         2,500                    2,500    Ecolab, Inc.                                       84,531                   84,531
           600                      600    Emerson Electric Co.                               36,038                   36,038
         1,300                    1,300    Exxon Corp.                                        96,281                   96,281
         2,900                    2,900    Federal-Mogul Corp.                                72,863                   72,863
         1,800                    1,800    Forest Laboratories, Inc.               *          82,575                   82,575

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                               MARKET VALUE
---------------------------------------                                                    ----------------------------------
                    North                                                                                North
     AGSPC2       American                                                                   AGSPC2    American
    Balanced      Balanced     Combined                                                     Balanced   Balanced     Combined
    --------      --------     --------                                                     --------   --------     --------
                                          COMMON STOCK - continued
         2,700                    2,700    Fort James Corp.                                 $ 71,043               $   71,043
         5,100                    5,100    Fox Entertainment Group, Inc.           *         110,287                  110,287
                    55,600       55,600    Franco Nevada Mining Ltd.                                  $1,031,239    1,031,239
         1,500                    1,500    Galileo International, Inc.                        45,094                   45,094
           600                      600    Gateway, Inc.                           *          39,638                   39,638
           500                      500    General Electric Co.                               67,780                   67,780
                    19,150       19,150    Glaxo Wellcome Plc                                          1,146,606    1,146,606
                    82,700       82,700    Granada Group                                                 656,361      656,361
         2,900                    2,900    Guidant Corp.                                     143,188                  143,188
         3,500                    3,500    Hasbro, Inc.                                       72,188                   72,188
         1,100                    1,100    Hewlett Packard Co.                                81,468                   81,468
         2,400                    2,400    Household International, Inc.                     107,100                  107,100
         1,100                    1,100    Illinois Tool Works, Inc.                          80,575                   80,575
         2,000       4,100        6,100    IMC Global, Inc.                                   25,500     $52,275       77,775
         2,500                    2,500    Indymac Mortgage Holdings, Inc.                    34,844                   34,844
           800                      800    Intel Corp.                                        61,950                   61,950
           800                      800    International Business Machines                    78,700                   78,700
         1,200                    1,200    Jefferson-Pilot Corp.                              90,074                   90,074
         3,500                    3,500    Kellogg Co.                                       139,343                  139,343
           300                      300    Kimberly-Clark Corp.                               18,938                   18,938
           700                      700    KLA-Tencor Corp.                        *          55,430                   55,430
         1,600                    1,600    KN Energy, Inc.                                    32,200                   32,200
                    27,600       27,600    Lafarge Corporation                                           819,375      819,375
           400                      400    Lincoln National Corp.                             18,450                   18,450
         1,600                    1,600    Lowe's Companies, Inc.                             88,000                   88,000
                     3,100        3,100    Mallinckrodt, Inc.                                            105,206      105,206
         1,000                    1,000    Maxim Integrated Products, Inc.         *          78,937                   78,937
         1,000                    1,000    MCI Worldcom, Inc.                      *          85,813                   85,813
         1,600                    1,600    Medtronic, Inc.                                    55,400                   55,400
                    16,400       16,400    Merck & Company, Inc.                                       1,304,825    1,304,825
                    31,725       31,725    Merck KGAA                                                  1,094,534    1,094,534
         1,500      36,300       37,800    Mirage Resorts, Inc.                    *          21,844     528,619      550,463
           300                      300    Mobil Corp.                                        28,950                   28,950
           900                      900    New York Times Co., Class A                        36,225                   36,225
           900                      900    Niagara Mohawk Holdings, Inc.           *          14,288                   14,288
           800                      800    Nokia Corp. - ADR, Class A                         92,450                   92,450
         4,300                    4,300    Northeast Utilities                     *          89,494                   89,494
           700                      700    PacifiCare Health Systems, Inc., Class A*          27,606                   27,606
         1,000                    1,000    PE Corp - PE Biosystems Group                      64,875                   64,875
         3,500                    3,500    Peoplesoft, Inc.                        *          52,500                   52,500
         2,300                    2,300    PepsiCo, Inc.                                      79,781                   79,781
         2,100                    2,100    Pfizer, Inc.                                       82,950                   82,950
                    13,900       13,900    Pharmacia & Upjohn, Inc.                                      749,731      749,731
         2,200                    2,200    Philip Morris Companies, Inc.                      55,413                   55,413
                     7,800        7,800    Phillips Petroleum Co.                                        362,700      362,700
                   111,900      111,900    Placer Dome, Inc.                                           1,356,787    1,356,787
         1,350                    1,350    PMI Group, Inc.                                    70,031                   70,031
         2,200                    2,200    Policy Management Systems Corp.         *          42,213                   42,213
                    13,550       13,550    Potash Corporation of Saskatchewan, Inc.                      598,741      598,741

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 SHARES                                                                               MARKET VALUE
---------------------------------------                                                    ----------------------------------
                    North                                                                                North
     AGSPC2       American                                                                   AGSPC2    American
    Balanced      Balanced     Combined                                                     Balanced   Balanced     Combined
    --------      --------     --------                                                     --------   --------     --------
                                          COMMON STOCK - continued
                    10,700       10,700    Precision Castparts, Inc.                                   $  315,650   $  315,650
         5,900                    5,900    Quintiles Transnational Corp.           *        $109,518                   109,518
                     6,400        6,400    Scana Corporation                                              159,200      159,200
         1,300                    1,300    Sealed Air Corp.                        *          71,988                    71,988
         2,700                    2,700    Shell Transport & Trading - ADR                   123,863                   123,863
         2,400                    2,400    SLM Holding Corp.                                 117,449                   117,449
           600                      600    Sony Corp.                                         95,850                    95,850
         2,300                    2,300    Sprint Corp. FON Group                            170,919                   170,919
         1,000                    1,000    Starbucks Corp.                         *          27,188                    27,188
         1,300                    1,300    Storage Technology Corp.                *          20,475                    20,475
         1,900                    1,900    Teradyne, Inc.                          *          73,150                    73,150
                    14,900       14,900    Texaco, Inc.                                                   914,488      914,488
           400                      400    Textron, Inc.                                      30,875                    30,875
           500                      500    Time Warner, Inc.                                  34,844                    34,844
         2,500                    2,500    Tommy Hilfiger Corp.                    *          70,625                    70,625
         2,000                    2,000    Tyco International, Ltd.                           79,875                    79,875
                    21,300       21,300    U.S. West, Inc.                                              1,300,631    1,300,631
         1,000                    1,000    United HealthCare Corp.                            51,688                    51,688
         1,900                    1,900    United Technologies Corp.                         114,950                   114,950
         1,600                    1,600    USX-Marathon Group                                 46,600                    46,600
           900                      900    V. F. Corp.                                        27,056                    27,056
         2,800                    2,800    Viacom, Inc., Class B                   *         125,300                   125,300
         1,000                    1,000    Vodafone Airtouch, Plc. - ADR                      47,938                    47,938
         1,000                    1,000    Wal-Mart Stores, Inc.                              57,125                    57,125
                    12,700       12,700    Warner Lambert                                               1,013,619    1,013,619
         2,500                    2,500    Washington Mutual, Inc.                            89,844                    89,844
         2,500                    2,500    Wells Fargo Co.                                   119,688                   119,688
           200                      200    Williams Communications Group, Inc.     *           6,375                     6,375
         1,700                    1,700    Williams Companies, Inc.                           63,750                    63,750
         2,200                    2,200    Xerox Corp.                                        61,600                    61,600
         1,500      60,210       61,710    XL Capital, Ltd.                                   80,531    3,232,524    3,313,055
         1,500                    1,500    Young & Rubicam, Inc.                              68,625                    68,625

                                          TOTAL COMMON STOCK                              $7,146,130  $32,818,458  $39,964,588
                                          (Cost - $6,652,006, $34,335,615 & $40,987,621,
                                              resepectively)

               PAR VALUE                                                                              MARKET VALUE
---------------------------------------                                                   ------------------------------------
                                          BONDS
                                           Charter Communications Holding,
     $ 100,000                $ 100,000        8.25% due 04/01/07                           $ 95,000                  $ 95,000
                                           Continential Airlines,
        99,987                   99,987        7.08% due 11/01/04                            $96,405                    96,405
                                           Discover Card  Master Trust I,
       100,000                  100,000        5.60% due 05/15/06                             96,050                    96,050
                                           Federal Home Loan Bank,
       100,000                  100,000        5.13% due 09/15/03                             95,766                    95,766
                                           Federal Home Loan Mortgage Corporation
                $1,600,000    1,600,000       6.45% due 04/29/09                                       $1,519,248    1,519,248

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               PAR VALUE                                                                              MARKET VALUE
---------------------------------------                                                   ------------------------------------
                    North                                                                                  North
      AGSPC2      American                                                                   AGSPC2      American
     Balanced     Balanced     Combined                                                     Balanced     Balanced     Combined
     --------     --------     --------                                                     --------     --------     --------
                                          BONDS - continued
                                           Federal National Mortgage Association,
       400,000                  400,000        6.00% due 05/15/08                         $  381,248               $   381,248
                                           Fox/Liberty Networks, LLC,
       100,000                  100,000        zero coupon due 08/15/07                       78,500                    78,500
                                           Government Lease Trust 1999-GSA1, Series A2,
       100,000(1)               100,000        6.18% due  05/18/05                            96,820                    96,820
                                           Government National Mortgage Association:
       248,544                  248,544        6.50% due 06/15/29                            237,513                   237,513
       203,815                  203,815        7.00% due 12/15/22                            201,300                   201,300
       497,385                  497,385        7.00% due 11/25/28                            487,900                   487,900
                                           Green Tree Financial Corp., Series A,
       100,000                  100,000        7.14% due 01/15/29                             99,937                    99,937
                                           Household Finance Corp.,
       100,000                  100,000        6.40% due 06/17/08                             94,468                    94,468
                                           McKesson Corp.,
       100,000                  100,000        6.30% due 03/01/05                             91,278                    91,278
                                           Morgan Stanley Capital,
        93,893                   93,893        6.01% due 11/15/30                             90,168                    90,168
                                           Nabisco, Inc.,
       100,000                  100,000        7.55% due 06/15/15                             95,877                    95,877
                                           Ontario Province
                 1,330,000    1,330,000        6.125% due 09/12/07                                    $   893,239      893,239
                 1,405,000    1,405,000        6.500% due 03/08/29                                        943,065      943,065
                                           Reliastar Financial Corp.,
       100,000                  100,000        8.00% due 10/30/06                            100,026                   100,026
                                           Spectrasite Holdings, Inc.,
       100,000                  100,000        zero coupon due 07/15/08                       56,250                    56,250
                                           United States Treasury Notes:
                 1,000,000    1,000,000        5.375% due 06/30/03                                        981,560      981,560
                 3,400,000    3,400,000        5.50% due 02/15/08                                       3,261,348    3,261,348
                 3,820,000    3,820,000        5.625% due 05/15/08                                      3,685,689    3,685,689
                   985,000      985,000        5.75% due 11/30/02                                         980,843      980,843
                 4,115,000    4,115,000        5.875% due 02/15/04                                      4,103,437    4,103,437
                 3,950,000    3,950,000        6.25% due 06/30/02                                       3,984,563    3,984,563
       100,000                  100,000        6.38% due 08/15/02                            101,234                   101,234
                 1,000,000    1,000,000        6.625% due 03/31/02                                      1,016,560    1,016,560
                 3,130,000    3,130,000        6.625% due 04/30/02                                      3,184,274    3,184,274
                 4,800,000    4,800,000        6.875% due 05/15/06                                      4,981,488    4,981,488
       700,000                  700,000        6.88% due 05/15/06                            726,467                   726,467
                 4,300,000    4,300,000        7.25% due 05/15/04                                       4,506,916    4,506,916
                 1,300,000    1,300,000        7.25% due 08/15/04                                       1,364,792    1,364,792

                                          TOTAL BONDS                                     $3,322,207  $35,407,022  $38,729,229
                                          (Cost - $3,403,635, $35,786,450 & $39,190,085,
                                             respectively)

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               PAR VALUE                                                                              MARKET VALUE
---------------------------------------                                                   ------------------------------------
                   North                                                                                  North
     AGSPC2      American                                                                   AGSPC2      American
    Balanced     Balanced     Combined                                                     Balanced     Balanced     Combined
    --------     --------     --------                                                     --------     --------     --------
                                           SHORT TERM INVESTMENTS
                $    1,000   $    1,000    SSGA Money Market Fund                                     $     1,000  $     1,000
                                           (Cost - $1000)

                                           REPURCHASE AGREEMENT
                                           Repurchase Agreement with State Street Bank &
                                           Trust Company dated 10/29/99 at 4.25%, to be
                                           repurchased at $3,544,255 on 11/01/99,
                                           collateralized by $3,605,000 U.S. Treasury
                                           Notes, 4.00% due 10/31/00 (valued at
                $3,543,000   $3,543,000    $5,489,730, including interest)                            $ 3,543,000    3,543,000

                                           State Street Bank Repurchase Agreement,
                                           5.15%, dated 10/31/99, to be
                                           repurchased at $779,334 on 11/01/99,
                                           collateralized by U.S. Treasury Note,
                                           5.38%, 07/31/00, with a par value of
                                           $790,000 (Cost $779,000)                      $   779,000               $   779,000


                                           Total Repurchase Agreement                    $   779,000  $ 3,543,000  $ 4,322,000
                                           (Cost - $3,543,000, $779,000 & $4,322,000,
                                             respectively)

                                           TOTAL SHORT TERM INVESTMENTS                  $   779,000  $ 3,544,000  $ 4,323,000


                                           TOTAL INVESTMENTS                             $11,247,337  $71,769,480  $83,016,817
                                           (Cost - $10,834,641, $73,666,065 &
                                             $84,500,706, respectively)

*Non-income producing

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Balanced Fund and
      American General Series Portfolio Company 2 Balanced Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Balanced Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Balanced Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                            American      American
                                                            General       General
                                                             Series        Series
                                                          Portfolio 2    Portfolio 2  North American
                                                         International  International  International    Pro-forma        Pro-forma
ASSETS:                                                   Growth Fund     Value Fund   Equity Fund**   Adjustments        Combined
                                                          -----------     ----------   -------------   -----------        --------
Investments in securities, at value ....................   $7,607,141     $9,636,258    $25,628,249                     $42,871,648
Receivable for forward foreign currency contracts
   to sell .............................................           --             --      3,979,413                       3,979,413
Forward foreign currency contracts to buy, at value ....                                  4,109,593                       4,109,593
Cash ...................................................           --             --            385                             385
Foreign currency .......................................           --             --        138,372                         138,372
Investment in State Street Bank & Trust Company
   Navigator Securities Lending Trust held as collateral
   for securities on loan, at value ....................           --             --      3,922,082                       3,922,082
Variation margin receivable for open futures contracts .           --             --        151,098                         151,098
Receivables:
      Investments sold .................................       43,903        115,160             --                         159,063
      Fund shares sold .................................        5,931         17,786         13,508                          37,225
      Dividends ........................................        3,975          7,322         35,880                          47,177
      Interest .........................................           --             --            259                             259
      Foreign tax withholding reclaims .................           --             --         16,475                          16,475
Other assets ...........................................       33,657         19,758         41,522                          94,937
                                                          -----------    -----------    -----------    -----------      -----------
            Total assets ...............................    7,694,607      9,796,284     38,036,836             --       55,527,727

LIABILITIES:
Forward foreign currency contracts to sell, at value ...                                  3,993,804                       3,993,804
Collateral on securities loaned, at value ..............           --             --      3,922,082                       3,922,082
Payables:
      Forward foreign currency contracts to buy ........                                  4,105,676                       4,105,676
      Investments purchased ............................      164,866        122,295      1,012,385                       1,299,546
      Fund shares redeemed .............................           --         11,951         22,188                          34,139
      Dividend and interest withholding tax ............           --             --          4,607                           4,607
      Investment adviser ...............................       55,526         70,660         13,631                         139,817
      Custodian and transfer agent fees ................           --             --          3,687                           3,687
      Distribution fee .................................        2,262          2,770         11,254                          16,286
      Other accrued expenses ...........................       35,475         50,860          1,543                          87,878
                                                          -----------    -----------    -----------    -----------      -----------
            Total liabilities ..........................      258,129        258,536     13,090,857             --       13,607,522

NET ASSETS .............................................   $7,436,478     $9,537,748    $24,945,979             $0      $41,920,205
                                                          ===========    ===========    ===========    ===========      ===========

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) .......      $26,950         $5,369        $53,768                         $86,087
      Accumulated undistributed net realized gain (loss)
         on investments, foreign currency and forward
         foreign currency contracts ....................      156,954        281,880      1,830,855                       2,269,689
      Unrealized appreciation (depreciation) on:
         Investments ...................................      674,057      2,162,620      2,146,348                       4,983,025
         Futures .......................................           --             --        (27,820)                        (27,820)
         Foreign currency and forward foreign
            currency contracts .........................                      (6,841)       (12,515)                        (19,356)
      Capital shares at par value of $.001 .............        6,485          6,639          2,121        (11,979)(1)        3,266
      Additional paid-in capital .......................    6,572,032      7,088,081     20,953,222         11,979(1)    34,625,314
                                                          -----------    -----------    -----------    -----------      -----------

            Net assets .................................   $7,436,478     $9,537,748    $24,945,979             $0      $41,920,205
                                                          ===========    ===========    ===========    ===========      ===========

**  Formerly the International Growth and Income Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                  American     American
                                                                  General      General
                                                                   Series       Series
                                                                Portfolio 2   Portfolio 2  North American
                                                               International International International   Pro-forma   Pro-forma
NET ASSET VALUES:                                               Growth Fund   Value Fund   Equity Fund**  Adjustments  Combined
                                                                -----------   ----------   -------------  -----------  --------
Class A Shares
  Net assets at value ..........................................  $1,649,699   $1,936,053   $ 5,970,129             $ 9,555,881
  Shares outstanding ...........................................     143,491      134,284       322,314     50,124(1)   515,929

Net asset value (NAV) and redemption price per share ...........  $    11.50   $    14.42   $     18.52              $     18.52

Public offering price per share (100/94.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ...  $    12.20   $    15.30   $     19.65              $     19.65

Class B Shares
  Net assets at value ..........................................  $2,826,092   $3,730,989   $17,184,297              $23,741,378
  Shares outstanding ...........................................     247,958      261,392       955,434  1,072,045(1)  1,320,003

Net asset value, offering price and redemption price per share .  $    11.40   $    14.27   $     17.99              $     17.99

Class C Shares
  Net assets at value ..........................................  $       --   $       --   $18,938,549              $18,938,549
  Shares outstanding ...........................................          --           --     1,051,128         --     1,051,128

Net asset value, offering price and redemption price per share .  $       --   $       --   $     18.02              $     18.02

Class I Shares
  Net assets at value ..........................................  $1,487,026   $2,132,125             0              $ 3,619,151
  Shares outstanding ...........................................     129,227      147,864             0     71,614(1)    200,841

Net asset value, offering price and redemption price per share .  $    11.51   $    14.42   $        --              $     18.02

Class II Shares
  Net assets at value ..........................................  $1,473,661   $1,738,581   $        --              $ 3,212,242
  Shares outstanding ...........................................     127,792      120,325                   50,468(1)    178,260

Net asset value, offering price and redemption price per share .  $    11.53   $    14.45   $        --         --   $     18.02(2)

** Formerly the International Growth and Income Fund.

(1) Reflects change in shares due to merger exchange.

(2) Subsequent to October 31, 1999, the holder of Class II shares redeemed, and no Class II shares are expected to be outstanding upon consummation of the merger.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                             American      American
                                                              General       General
                                                              Series        Series
                                                            Portfolio 2   Portfolio 2  North American
                                                           International International  International   Pro-forma        Pro-forma
                                                            Growth Fund    Value Fund   Equity Fund**  Adjustments       Combined
                                                            -----------    ----------   -------------  -----------       --------
INVESTMENT INCOME:

   Interest ..............................................      $24,816       $21,400       $41,854                        $88,070
   Dividends .............................................      117,526        90,041       453,691                        661,258
                                                             ----------    ----------    ----------    ----------       ----------

      Total income .......................................      142,342       111,441       495,545             0          749,328

EXPENSES:

   Distribution for Class A ..............................        3,401         3,709        13,640         2,844(1)        23,594
   Distribution for Class B ..............................       16,888        18,850       145,027                        180,765
   Distribution for Class C ..............................           --            --        72,373                         72,373
   Investment adviser fee ................................       52,251        66,958       230,737        (6,696)(2)      343,250
   Custodian fee .........................................        7,844         8,884        36,313                         53,041
   Transfer agent fee ....................................       15,736        17,843        61,348                         94,927
   Accounting/administration .............................        5,021         5,715        39,260        (5,000)(3)       44,996
   Audit and legal fees ..................................        3,488         3,978        13,198        (3,500)(3)       17,164
   Miscellaneous .........................................       58,096        58,569        35,271       (60,000)(4)       91,936
                                                             ----------    ----------    ----------    ----------       ----------
   Expenses before reimbursement by investment adviser ...      162,725       184,506       647,167       (72,352)         922,046

   Reimbursement of expenses by investment adviser .......      (74,126)      (89,115)      (58,359)      110,352(5)      (111,248)
                                                             ----------    ----------    ----------    ----------       ----------

            Net expenses .................................       88,599        95,391       588,808        38,000          810,798
                                                             ----------    ----------    ----------    ----------       ----------

            Net investment income/(loss) .................       53,743        16,050       (93,263)      (38,000)         (61,470)
                                                             ----------    ----------    ----------    ----------       ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions ............................      156,954       281,880     2,202,524                      2,641,358
      Foreign currency and forward foreign currency
        contracts ........................................      (24,661)       (9,092)     (147,079)                      (180,832)
   Change in unrealized appreciation (depreciation) on:
      Investments ........................................      674,057     2,162,620     2,776,922                      5,613,599
      Foreign currency and forward foreign currency
        contracts ........................................           --        (6,841)      127,819
                                                             ----------    ----------    ----------    ----------       ----------

            Net gain/(loss) on investments, foreign
              currency and forward foreign currency
              contracts ..................................      806,350     2,435,408     4,832,367            --        8,074,125

Net increase in net assets resulting from operations .....     $860,093    $2,451,458    $4,739,104      ($38,000)      $8,012,655

**  Formerly the International Growth and Income Fund.
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.


                 See Notes to Pro-Forma Financial Statements.

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK
          -      5,300          -      5,300    3I Group                                      -    $66,379           -     $66,379
          -          -      1,000      1,000    77 Bank Ltd.                                  -          -     $11,873      11,873
          -          -        700        700    ABB AG                                        -          -      70,491      70,491
          -          -      2,518      2,518    Abbey National Plc.                           -          -      49,154      49,154
          -      2,000          -      2,000    ABN Amro Holdings NV                          -     48,497           -      48,497
          -          -      4,283      4,283    Abn Amro Holdings NV                          -          -     103,572     103,572
          -          -         21         21    Accor SA                                      -          -      20,484      20,484
          -         90          -         90    Accor, S.A.                                   -     20,314           -      20,314
      5,600          -          -      5,600    Aceralia Corp Siderurgica              $ 69,697          -           -      69,697
          -          -        381        381    Acerinox SA                                   -          -      11,582      11,582
      9,000          -          -      9,000    A-COM AB                                104,005          -           -     104,005
      1,000          -          -      1,000    Acom Co.                                109,429          -           -     109,429
          -          -        500        500    Acom Co. Ltd.                                 -          -      54,666      54,666
          -          -        310        310    Acs Actividades de Construc.                  -          -       7,434       7,434
          -          -         60         60    Adecco SA                                     -          -      36,371      36,371
          -          -        200        200    Adidas Salomon AG                             -          -      14,473      14,473
          -      1,100          -      1,100    Advantest Corp.                               -    165,775           -     165,775
          -          -        600        600    Advantest Corporation                         -          -      90,342      90,342
          -          -      1,642      1,642    Aegon NV                                      -          -     151,556     151,556
          -      1,759          -      1,759    AEGON, N.V.                                   -    162,834           -     162,834
          -          -        800        800    Agiv AG                                       -          -      13,911      13,911
          -        132          -        132    Aiful Corp.                                   -     20,527           -      20,527
          -          -      3,000      3,000    Ajinomoto Co., Inc.                           -          -      33,634      33,634
      2,613          -          -      2,613    Akzo Nobel                              112,833          -           -     112,833
          -          -        971        971    Akzo Nobel NV                                 -          -      41,814      41,814
          -          -        466        466    Alcatel                                       -          -      72,789      72,789
          -          -      3,315      3,315    Alitalia Linee Aeree Italiane                 -          -       9,153       9,153
          -          -        900        900    Allianz AG                                    -          -     274,059     274,059
          -          -      2,465      2,465    Allied Zurich Plc                             -          -      29,974      29,974
          -          -      1,000      1,000    Alps Electric Co. Ltd.                        -          -      19,373      19,373
          -          -         20         20    Alusuisse Lonza Group AG                      -          -      12,202      12,202
          -          -      1,574      1,574    Amcor Ltd.                                    -          -       6,879       6,879
          -          -      1,218      1,218    AMEC Plc                                      -          -       4,293       4,293
          -          -        949        949    AMP Diversified Prop. Tr.                     -          -       1,422       1,422
          -          -      2,297      2,297    AMP Limited                                   -          -      23,358      23,358

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
     19,000          -          -     19,000    Amvescap, Plc.                         $169,527          -           -    $169,527
          -          -      1,207      1,207    Anglian Water Plc                             -          -    $ 13,447      13,447
          -          -      2,332      2,332    Argent., Caja Post. Y Banco                   -          -      51,756      51,756
          -          -      1,920      1,920    Arjo Wiggins Appleton Plc                     -          -       6,657       6,657
          -          -     10,000     10,000    Asahi Bank Ltd.                               -          -      88,808      88,808
          -      2,000          -      2,000    Asahi Breweries                               -   $ 28,471           -      28,471
          -          -      2,000      2,000    Asahi Breweries Ltd.                          -          -      28,445      28,445
          -          -      5,000      5,000    Asahi Chemical Industry                       -          -      30,210      30,210
          -          -      5,000      5,000    Asahi Glass Company Ltd.                      -          -      39,753      39,753
          -      2,400          -      2,400    ASM Lithography Hlgs, N.V.                    -    169,857           -     169,857
          -          -      2,426      2,426    Assicurazione Gen. SpA                        -          -      77,830      77,830
          -      2,100          -      2,100    Assicurazioni Generali                        -     67,557           -      67,557
          -          -      3,146      3,146    Associated British Ports                      -          -      15,612      15,612
          -          -      2,848      2,848    Astrazeneca Plc                               -          -     128,789     128,789
          -      2,500          -      2,500    Astrazeneca, Plc.                             -    112,785           -     112,785
          -      2,320          -      2,320    Astrazeneca, Plc. - (SEK)                     -    104,842           -     104,842
          -        200          -        200    Astrazeneca, Plc. - ADR                       -      9,150           -       9,150
          -      7,046          -      7,046    Asustek Computer, Inc.                        -     99,349           -      99,349
          -          -        600        600    Atlas Copco AB  Ser A                         -          -      15,832      15,832
          -          -        300        300    Atlas Copco AB  Ser B                         -          -       7,806       7,806
          -      8,088          -      8,088    Aust & NZ Banking Group                       -     53,400           -      53,400
          -          -        912        912    Australian Gas Light Co.                      -          -       5,031       5,031
          -          -        169        169    Austria Tabak AG                              -          -       7,599       7,599
          -          -        166        166    Austrian Airlines                             -          -       3,527       3,527
          -          -      1,338      1,338    Autopistas Concesionaria                      -          -      14,426      14,426
          -          -        812        812    Axa                                           -          -     114,535     114,535
          -          -        165        165    Azucarera Ebro Agricolas                      -          -       2,947       2,947
          -          -      2,161      2,161    BAA Plc                                       -          -      15,802      15,802
          -          -        747        747    Banca Commerciale Italiana                    -          -       4,495       4,495
          -          -     10,944     10,944    Banca Intesa SpA                              -          -      46,736      46,736
          -          -        870        870    Banca Popolare di Milano                      -          -       5,848       5,848
          -          -     10,534     10,534    Banco Bilbao Vizcaya SA                       -          -     141,605     141,605
          -          -      1,336      1,336    Banco Comercial Portugues                     -          -      37,633      37,633
          -          -        690        690    Banco Espirito Santo                          -          -      17,941      17,941
        825          -          -        825    Banco Pastor, S.A.                       35,616          -           -      35,616


COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -     18,056     18,056    Banco Sant. Cent. Hispano                     -          -    $187,453    $187,453
      2,000          -          -      2,000    Bank Austria AG                         $99,716          -           -      99,716
          -          -        861        861    Bank Austria AG                               -          -      42,810      42,810
          -          -      3,600      3,600    Bank of East Asia Ltd.                        -          -       7,878       7,878
          -          -      1,000      1,000    Bank of Fukuoka Ltd.                          -          -       7,701       7,701
          -      2,800          -      2,800    Bank of Nova Scotia                           -    $63,745           -      63,745
          -          -     16,000     16,000    Bank of Tokyo-Mitsubishi                      -          -     265,158     265,158
          -          -        805        805    Banque Nationale de Paris                     -          -      70,703      70,703
          -        310          -        310    Banque Nationale De Paris                     -     27,302           -      27,302
          -          -      1,903      1,903    Barclays Plc                                  -          -      58,381      58,381
          -      1,300          -      1,300    Barclays, Plc.                                -     39,919           -      39,919
          -          -        868        868    Barratt Development Plc                       -          -       3,380       3,380
        230          -          -        230    Barry Callebaut AG                       39,241          -           -      39,241
          -          -      2,550      2,550    BASF AG                                       -          -     114,665     114,665
          -          -      1,456      1,456    Bass Plc                                      -          -      15,958      15,958
          -          -         36         36    Bau Holdings AG                               -          -       1,242       1,242
          -          -      2,800      2,800    Bayer AG                                      -          -     114,567     114,567
          -          -      1,550      1,550    Bayerische Vereinsbank                        -          -     101,735     101,735
          -          -      1,573      1,573    Beazer Group lc                              -          -       3,386       3,386
          -          -        400        400    Beiersdorf AG                                 -          -      26,927      26,927
          -          -        200        200    Benesse Corporation Ltd.                      -          -      42,774      42,774
          -          -      4,146      4,146    Benetton Group SpA                            -          -      $9,158      $9,158
          -          -      1,239      1,239    Berisford Plc                                 -          -       5,782       5,782
          -          -        422        422    Berkeley Group Plc                            -          -       3,807       3,807
          -          -      7,128      7,128    BG Plc                                        -          -      39,589      39,589
          -          -      1,343      1,343    BICC Plc                                      -          -       2,405       2,405
          -          -        250        250    Bilfingeo & Berger Bauak.                     -          -       5,128       5,128
          -          -      3,595      3,595    Blue Circle Industries Plc                    -          -      16,688      16,688
          -          -      1,580      1,580    BOC Group Plc                                 -          -      34,011      34,011
          -      2,500          -      2,500    BOC Group, Plc.                               -     53,658           -      53,658
          -          -         85         85    Boehler-Uddeholm                              -          -       3,558       3,558
      2,100          -          -      2,100    Boehler-Udeholm AG                       88,156          -           -      88,156
          -      4,100          -      4,100    Bombardier, Inc.                              -     72,165           -      72,165
          -          -      1,880      1,880    Boots Company Plc                             -          -      19,292      19,292
          -          -      2,733      2,733    Boral Ltd.                                    -          -       4,113       4,113

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -         85         85    Bouygues                                      -          -    $ 29,594    $ 29,594
          -          -     32,032     32,032    BP Amoco Plc                                  -          -     311,073     311,073
          -          -      3,263      3,263    BPB Plc                                       -          -      19,302      19,302
          -          -      4,425      4,425    BPI-SGPS SA                                   -          -      17,687      17,687
          -          -        529        529    Brambles Industries Ltd.                      -          -      14,877      14,877
          -          -      3,000      3,000    Bridgestone Corporation                       -          -      82,574      82,574
          -          -        431        431    Brisa Auto-Estradas                           -          -      16,978      16,978
          -          -      3,650      3,650    British Aerospace Plc                         -          -      21,592      21,592
          -          -      2,159      2,159    British Airways Plc                           -          -      11,033      11,033
          -          -     11,659     11,659    British Land Company Plc                      -          -      83,912      83,912
          -          -      2,871      2,871    British Sky Broadcasting                      -          -      30,948      30,948
      9,200          -     10,244     19,444    British Telecom. Plc                   $167,125          -     185,835     352,960
          -      6,683      3,856     10,539    Broken Hill Proprietary Co.                   -    $69,103      39,853     108,956
          -      1,000          -      1,000    Broken Hill Prop. Co.- ADR                    -     21,125           -      21,125
          -          -        267        267    Buhrmann NV                                   -          -       4,603       4,603
          -          -      1,457      1,457    Burmah Castrol Plc                            -          -      25,115      25,115
          -          -         13         13    BWT (Benckiser) AG                            -          -       2,349       2,349
          -          -     32,000     32,000    Cable & Wireless HKT Ltd.                     -          -      73,115      73,115
          -          -      5,103      5,103    Cable & Wireless Plc                          -          -      59,534      59,534
          -      8,900      3,456     12,356    Cadbury Schweppes Plc                         -     58,112      22,488      80,600
          -        760        309      1,069    Canal Plus SA                                 -     52,906      21,451      74,357
          -          -      5,000      5,000    Canon, Inc.                                   -          -     141,460     141,460
          -          -        201        201    Cap Gemini SA                                 -          -      30,445      30,445
          -          -      2,710      2,710    Capital Shopping Centres Plc                  -          -      17,946      17,946
          -          -      4,230      4,230    Caradon Plc                                   -          -       9,860       9,860
          -          -        738        738    Carrefour                                     -          -     136,623     136,623
          -          -        210        210    Cartiere Burgo SpA                            -          -       1,546       1,546
          -          -        213        213    Casino Guichard Perrachon                     -          -      24,197      24,197
          -          -      1,590      1,590    Castellum AB                                  -          -      13,727      13,727
          -          -      9,000      9,000    Cathay Pacific Airways Ltd.                   -          -      18,247      18,247
          -        105          -        105    Celanese AG                                   -      1,645           -       1,645
      3,800          -          -      3,800    Celesius AB, Class B                     59,639          -           -      59,639
          -      2,617          -      2,617    Cemex SA -ADR                                 -     58,878           -      58,878
          -          -          9          9    Central Japan Railway Co.                     -          -      60,852      60,852
          -          -      8,276      8,276    Centrica Plc                                  -          -      24,036      24,036


COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      1,932      1,932    CGU Plc                                       -          -     $28,159     $28,159
     15,000          -          -     15,000    Cheung Kong                            $136,109          -           -     136,109
          -          -      6,000      6,000    Cheung Kong Holdings Ltd.                     -          -      54,644      54,644
          -          -        600        600    Chiba Bank Ltd.                               -          -       3,280       3,280
     36,000          -          -     36,000    China Telecom  (Hong Kong)              123,250          -           -     123,250
        561          -          -        561    Christian Dior                          100,710          -           -     100,710
          -      1,000          -      1,000    CIA Cervejaria Brahma                         -   $ 12,500           -      12,500
          -          -        233        233    Cie de Saint Gobain                           -          -      40,438      40,438
          -          -         65         65    Cie De Seguros Tranquil.                      -          -       1,811       1,811
          -         33          -         33    CIE Financ Richemont                          -     63,179           -      63,179
          -          -        260        260    Cie Fonciere Klepierre                        -          -      26,883      26,883
          -          -        374        374    Cie Generale des Establis.                    -          -      16,286      16,286
          -      2,200          -      2,200    Cifra SA - ADR                                -     33,275           -      33,275
          -          -        964        964    Cimpor Cimentos de Portugal SA                -          -      15,991      15,991
          -          -         34         34    Cin Corporacao Industrial Norte               -          -         855         855
          -        140          -        140    CIT Group, Inc.                               -      3,343           -       3,343
          -          -      6,000      6,000    City Developments Ltd.                        -          -      31,023      31,023
          -      2,000          -      2,000    Clarica Life Insurance Co.                    -     32,484           -      32,484
          -          -      4,500      4,500    CLP Holdings Ltd.                             -          -      20,680      20,680
          -          -        730        730    Cobham Plc                                    -          -       8,829       8,829
          -      6,422      1,520      7,942    Coca-Cola Amatil Ltd.                         -     19,832       4,691      24,523
          -      9,100      2,643     11,743    Coles Myer Ltd.                               -     45,285      13,146      58,431
          -          -      1,929      1,929    Colonial Ltd.                                 -          -       7,098       7,098
          -      5,100          -      5,100    Colt TelecomGroup                             -    152,828           -     152,828
          -          -      4,000      4,000    Comfort Group Ltd.                            -          -       2,008       2,008
      2,900          -          -      2,900    Commerzbank AG                          110,635          -           -     110,635
          -        330          -        330    Comp. De Saint -Gobain                        -     57,431           -      57,431
          -        300          -        300    Comp. Financiere de Paribas                   -     31,326           -      31,326
      3,000          -          -      3,000    Comp. de Brasileira - ADR                65,625          -           -      65,625
          -          -      1,002      1,002    Compass Group Plc                             -          -      10,702      10,702
          -          -        500        500    Continental AG                                -          -      10,860      10,860
          -          -        444        444    Corp. Financiera Alba SA                      -          -      12,890      12,890
          -          -        372        372    Corp. Mapfre Cia International                -          -       6,339       6,339
          -          -        158        158    Corticeira Amorim Socdad                      -          -       1,579       1,579
          -          -      3,788      3,788    Corus Group Plc                               -          -       7,220       7,220
          -          -        700        700    Creative Technology Ltd.                      -          -       8,164       8,164
          -          -        780        780    Credit Suisse Holding                         -          -     149,931     149,931
          -      3,300          -      3,300    CRH, Plc.                                     -     62,478           -      62,478
          -          -        100        100    CSK Corporation                               -          -       4,603       4,603

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -        257        257    CSL Ltd.                                      -          -      $3,114      $3,114
          -          -      2,472      2,472    CSR Ltd.                                      -          -       5,549       5,549
          -          -      1,000      1,000    Cycle & Carriage Ltd.                         -          -       3,397       3,397
          -          -      3,000      3,000    Dai Nippon Printing Co. Ltd.                  -          -      54,695      54,695
          -        400      3,700      4,100    Daimlerchrysler AG                            -    $31,221     287,997     319,218
     62,100          -          -     62,100    Dairy Farm International               $ 48,749          -           -      48,749
          -          -      7,000      7,000    Daiwa Bank Ltd.                               -          -      33,500      33,500
          -          -      2,000      2,000    Daiwa House Industry Co. Ltd.                 -          -      18,299      18,299
          -          -      5,000      5,000    Daiwa Securities Group, Inc.                  -          -      53,371      53,371
     10,500          -          -     10,500    DAO Heng Bank Group, Ltd.                48,246          -           -      48,246
          -          -      5,815      5,815    DBS Group Holdings Ltd.                       -          -      65,726      65,726
          -          -     10,000     10,000    DBS Land Ltd.                                 -          -      18,517      18,517
         16          -          -         16    DDI Corp.                               175,086          -           -     175,086
          -      1,500          -      1,500    De Beers Cons Mines                           -     41,081           -      41,081
          -      1,400          -      1,400    Degussa AG                                    -     53,602           -      53,602
          -          -      2,000      2,000    Denso Corporation                             -          -      42,774      42,774
          -        666      2,000      2,666    Deutsche Bank AG                              -     47,908     143,472     191,380
          -          -      1,350      1,350    Deutsche Lufthansa AG                         -          -      28,400      28,400
          -      1,900      9,938     11,838    Deutsche Telekom AG                           -     87,576     456,808     544,384
          -          -      5,942      5,942    Diageo Plc                                    -          -      60,438      60,438
      3,500          -          -      3,500    Dialog Semiconductor PLC                 90,445          -           -      90,445
          -          -      2,645      2,645    Diligentia AB                                 -          -      18,815      18,815
          -      1,617          -      1,617    Dixons Group, Plc.                            -     28,696           -      28,696
          -          -        400        400    Douglas Holding AG                            -          -      18,155      18,155
          -          -      1,900      1,900    Dresdner Bank AG                              -          -      97,827      97,827
          -          -      1,730      1,730    Drott AB                                      -          -      16,618      16,618
          -      1,815          -      1,815    DSM NV                                        -     68,917           -      68,917
          -          -         17         17    East Japan Railway Co.                        -          -     104,181     104,181
      3,200          -          -      3,200    ECI Telecommunications                   93,200          -           -      93,200
          -          -      1,656      1,656    Edison SpA                                    -          -      13,743      13,743
          -        800          -        800    Eircom, Plc.                                  -      3,341           -       3,341
          -          -      4,211      4,211    Electricidade de Portugal                     -          -      65,466      65,466
          -          -      1,400      1,400    Electrolux AB                                 -          -      27,918      27,918
          -          -      1,752      1,752    Elsevier NV                                   -          -      16,641      16,641
          -          -        374        374    EMAP Plc                                      -          -       4,855       4,855
          -      2,600      3,740      6,340    EMI Group, Plc.                               -     20,462      29,499      49,961

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      4,797      4,797    Endesa SA                                     -          -     $96,020     $96,020
          -          -         96         96    Engil SGPS                                    -          -         976         976
     25,400     11,000          -     36,400    Eni, SpA                               $148,956    $64,509           -     213,465
          -          -     17,265     17,265    Ente Naz. Idrocarburi SpA                     -          -     100,971     100,971
          -      1,300      1,536      2,836    Enterprise Oil, Plc.                          -      9,237      10,929      20,166
      3,800      1,100          -      4,900    Ericsson LMTEL Co. Series B             162,450     45,877           -     208,327
          -          -         88         88    Eridania Beghin-Say SA                        -          -       9,997       9,997
      5,400          -          -      5,400    ESG RE, Ltd.                             41,850          -           -      41,850
          -          -        650        650    Fag Kugel. Georg Schaefer                     -          -       5,504       5,504
          -          -      1,000      1,000    Fanuc Ltd.                                    -          -      77,683      77,683
          -          -        297        297    Faulding  & Co. Ltd.                          -          -       1,816       1,816
          -          -        861        861    Fiat SpA                                      -          -      27,260      27,260
          -      3,240          -      3,240    Fiat SpA, Private                             -     49,928           -      49,928
          -          -      2,000      2,000    First Capital Corporation Ltd.                -          -       2,381       2,381
    128,000          -          -    128,000    First Pacific Co., Ltd.                  74,136          -           -      74,136
          -          -      1,490      1,490    Firstgroup Plc                                -          -       5,962       5,962
          -          -      1,710      1,710    FKI Plc                                       -          -       4,496       4,496
          -          -        163        163    Flughafen Wein AG                             -          -       5,627       5,627
          -          -      2,400      2,400    Foereningssparbanken AB                       -          -      38,230      38,230
          -          -        472        472    Fomento de Construcciones Y Contra            -          -      11,841      11,841
     14,400          -          -     14,400    Fomento Economico Mexicano UBD           46,654          -           -      46,654
          -      2,250          -      2,250    Foreiningssparbanken AB                       -     35,854           -      35,854
     10,200          -          -     10,200    Forsoft, Ltd.                            74,588          -           -      74,588
          -          -      4,277      4,277    Fosters Brewing Group Ltd.                    -          -      11,368      11,368
          -          -      2,389      2,389    France Telecom SA                             -          -     230,806     230,806
          -          -      2,000      2,000    Fraser & Neave Ltd.                           -          -       8,537       8,537
          -          -     11,000     11,000    Fuji Bank Ltd.                                -          -     150,858     150,858
      4,000          -      2,000      6,000    Fuji Photo Film Co.                     128,627          -      64,256     192,883
          -          -        100        100    Fuji Software ABC, Inc.                       -          -       9,159       9,159
          -      1,000     10,000     11,000    Fujitsu, Ltd.                                 -     30,141     301,141     331,282
          -          -      2,259      2,259    Gas Natural Sdg SA                            -          -      49,899      49,899
          -          -      5,077      5,077    General Electric Plc                          -          -      55,269      55,269
          -          -      3,281      3,281    General Property Trust Units                  -          -       5,270       5,270
          -          -         54         54    Generali Holding, Vienna                      -          -       8,788       8,788
      3,000          -        221      3,221    Getronics NV                            149,985          -      11,019     161,004
          -          -        540        540    Gio Australia Holdings Ltd.                   -          -       1,026       1,026

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      2,453      2,453    GKN Plc                                       -          -    $ 39,461    $ 39,461
          -          -      5,906      5,906    Glaxo Wellcome Plc 25p Ords                   -          -     174,297     174,297
      6,000          -          -      6,000    Global TeleSystems Group, Inc.         $143,625          -           -     143,625
          -          -      2,953      2,953    Goodman Fielder Wattie Ltd.                   -          -       2,731       2,731
          -          -      2,737      2,737    Granada Group Plc                             -          -      21,723      21,723
          -          -     14,750     14,750    Grantchester Holdings Plc                     -          -      32,720      32,720
          -          -      6,370      6,370    Great Portland Estates Plc                    -          -      19,888      19,888
          -          -      1,704      1,704    Great Universal Stores Plc                    -          -      12,908      12,908
          -          -        180        180    Groupe Danone                                 -          -      45,913      45,913
          -        300          -        300    Groupe Danone Frf10                           -   $ 76,733           -      76,733
          -          -        888        888    Grupo Dragados SA                             -          -       9,406       9,406
     40,000          -          -     40,000    Grupo Financiero Banamex-                99,896          -           -      99,896
      1,400          -          -      1,400    Grupo Televisa, S.A.                     59,500          -           -      59,500
          -          -        243        243    Hagemeyer NV                                  -          -       4,982       4,982
          -          -      3,935      3,935    Halifax Group Plc                             -          -      50,241      50,241
          -          -      4,560      4,560    Hammerson Plc                                 -          -      33,715      33,715
          -          -      6,000      6,000    Hang Lung Development Co. Ltd.                -          -       6,449       6,449
          -          -      5,500      5,500    Hang Seng Bank Ltd.                           -          -      59,825      59,825
          -          -        200        200    Hankyu Corp.                                  -          -         689         689
          -          -      2,782      2,782    Hanson Plc                                    -          -      21,668      21,668
     9000(1)         -          -          -    Hanvit Bank - GDR                        66,778          -           -      66,778
          -          -         76         76    Hartwall                                      -          -         974         974
          -          -        900        900    Hazama Corporation                            -          -         578         578
          -          -         50         50    Heidelberger Zement AG                        -          -       3,944       3,944
          -        600        905      1,505    Heineken Holdings NV                          -     30,687      46,159      76,846
          -        900          -        900    Heinekin Holding NV, Class A                  -     32,750           -      32,750
          -          -      3,800      3,800    Hennes & Mauritz AB                           -          -     100,961     100,961
          -          -      2,840      2,840    Hilton Group Plc                              -          -       8,680       8,680
          -        700          -        700    Hirose Electric Co., Ltd.                     -    122,223           -     122,223
          -          -        100        100    Hirose Electric Company Ltd.                  -          -      17,445      17,445
     13,000          -     14,000     27,000    Hitachi, Ltd.                           140,635          -     151,319     291,954
          -          -         20         20    Holderbank Financiere Glarus AG               -          -      24,628      24,628
          -         40          -         40    Holdrbank Finan Glarus, Class B               -     49,362           -      49,362
          -      1,300          -      1,300    Hon Hai Precision- GDR                        -     21,294           -      21,294
          -          -      3,000      3,000    Honda Motor Company                           -          -     126,594     126,594
          -          -     14,000     14,000    Hongkong & China Gas Company Ltd.             -          -      18,562      18,562

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      2,500      2,500    Hongkong & Shanghai Hotels Ltd.               -          -      $1,834     $ 1,834
     27,500          -          -     27,500    HongKong Electric Holdings             $ 84,062          -           -      84,062
          -          -      4,000      4,000    Hopewell Holdings Ltd.                        -          -       2,536       2,536
          -          -      3,000      3,000    Hotel Properties Ltd.                         -          -       2,561       2,561
          -          -        488        488    Howard Smith Ltd.                             -          -       3,499       3,499
          -          -          -          -    Hoya Corp.                                    -          -           -           -
          -          -     13,514     13,514    HSBC Holdings Plc                             -          -     166,213     166,213
          -      5,000     10,000     15,000    Hutchison Whampoa Ltd.                        -    $50,196     100,405     150,601
          -          -      1,485      1,485    Hyder Plc                                     -          -      13,372      13,372
          -          -      3,000      3,000    Hysan Development Co. Ltd.                    -          -       3,572       3,572
          -      2,000          -      2,000    Hyundai Motor Co., Ltd.                       -     17,591           -      17,591
          -          -      4,540      4,540    Iberdrola SA                                  -          -      66,187      66,187
          -          -      1,437      1,437    IMI Plc                                       -          -       5,643       5,643
          -          -      1,324      1,324    Imperial Chemical Industries Plc              -          -      13,173      13,173
          -          -      1,043      1,043    Impregilo SpA                                 -          -         737         737
          -          -     10,000     10,000    Industrial Bank of Japan                      -          -     135,226     135,226
     30,000          -          -     30,000    Industrias  CH S.A., Series B            65,420          -           -      65,420
      2,200          -      2,745      4,945    ING Groep NV                            130,131          -     161,921     292,052
          -     18,900      6,839     25,739    Invensys, Plc.                                -     93,099      33,601     126,700
          -          -        119        119    Investimentos Participacoes                   -          -       1,036       1,036
      7,900          -          -      7,900    Investor AB Holding Co.                 101,383          -           -     101,383
      5,300          -          -      5,300    Ispat Intl-ADR NV                        54,988          -           -      54,988
          -          -      8,413      8,413    Istituto Naz. delle Assicuratrice             -          -      25,530      25,530
          -          -        553        553    Italcementi Fabbriche Riunite                 -          -       2,577       2,577
          -          -        377        377    Italcementi Fabbriche Riunite NCNV            -          -       4,763       4,763
          -          -      1,122      1,122    Italgas Sta Italiana Per Il Gas               -          -       4,638       4,638
          -          -      1,000      1,000    Ito-Yokado Company Ltd.                       -          -      79,985      79,985
          -          -      3,214      3,214    J. Sainsbury Plc                              -          -      19,303      19,303
          -          -     13,000     13,000    Japan Airlines Company Ltd.                   -          -      43,637      43,637
          -          -      1,140      1,140    Jarvis Plc                                    -          -       4,908       4,908
          -          -        565        565    Jeronimo Martins Sgps. SA                     -          -      15,773      15,773
          -     15,000      2,500     17,500    Johnson Electric Holdings, Ltd.               -     81,086      13,516      94,602
          -          -      1,692      1,692    Johnson Matthey Plc                           -          -      15,681      15,681
          -          -      2,400      2,400    Joyo Bank Ltd.                                -          -      11,739      11,739
          -          -      2,000      2,000    Jusco Company Ltd.                            -          -      46,610      46,610
          -          -      9,000      9,000    Kajima Corporation                            -          -      31,677      31,677

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      5,200      5,200    Kansai Electric Power Co., Inc.               -          -     $97,198     $97,198
          -      1,000      2,000      3,000    KAO Corporation                               -   $ 30,525      60,995      91,520
          -          -        100        100    Karstadt AG                                   -          -       4,523       4,523
          -          -      8,000      8,000    Kawasaki Steel Corporation                    -          -      18,107      18,107
      1,500          -          -      1,500    KDD Corp.                              $188,620          -           -     188,620
          -          -      1,111      1,111    Kelda Group {lc                               -          -       6,773       6,773
          -          -      7,000      7,000    Keppel Corporation Ltd.                       -          -      19,022      19,022
          -          -        547        547    Kesko Corporation                             -          -       6,225       6,225
          -        400          -        400    Keyence Corp.                                 -    107,317           -     107,317
          -          -      2,640      2,640    Kingfisher Plc                                -          -      28,891      28,891
          -          -     10,000     10,000    Kinki Nippon Railway Company Ltd.             -          -      46,322      46,322
          -          -      6,000      6,000    Kirin Brewery Company Ltd.                    -          -      68,706      68,706
          -          -        190        190    KLM Royal Dutch Air                           -          -       5,176       5,176
          -          -      4,000      4,000    Komatsu Ltd.                                  -          -      23,247      23,247
          -          -         77         77    Koninklijke Nedlloyd NV                       -          -       2,150       2,150
      1,104          -          -      1,104    Koninklijke Philips Electronic          113,533          -           -     113,533
          -          -      1,752      1,752    KoninklijkeAhold NV                           -          -      53,811      53,811
      1,900          -          -      1,900    Korea Telecom Corp. - ADR                66,975          -           -      66,975
      3,726          -      1,357      5,083    KPN NV (Koninklijke)                    191,745          -      69,640     261,385
          -          -        600        600    Kumagai Gumi Co. Ltd.                         -          -         564         564
          -          -      1,100      1,100    Kyocera Corporation                           -          -     105,495     105,495
          -          -      6,200      6,200    L M Ericsson Telefon AB                       -          -     257,831     257,831
          -          -        263        263    Lafarge SA                                    -          -      25,312      25,312
      2,457          -        388      2,845    Lagardere S.C.A.                         99,774          -      15,713     115,487
          -          -        192        192    L'Air Liquide                                 -          -      29,586      29,586
          -          -      1,113      1,113    Laird Group Plc                               -          -       4,682       4,682
          -          -      9,784      9,784    Land Securities Plc                           -          -     121,864     121,864
          -          -      6,149      6,149    Lasmo Plc                                     -          -      13,640      13,640
          -          -     14,174     14,174    Legal & General Group Plc                     -          -      39,361      39,361
          -          -         71         71    Legrand SA                                    -          -      16,990      16,990
          -          -        661        661    Leighton Holdings Ltd.                        -          -       2,403       2,403
          -      3,400      1,298      4,698    Lend Lease Corp., Ltd.                        -     39,139      14,935      54,074
          -          -         28         28    Lenzing AG                                    -          -       1,635       1,635
          -          -        829        829    Lex Services Plc                              -          -       6,334       6,334
     92,000          -          -     92,000    LI & Fung                               160,447          -           -     160,447
          -          -      3,294      3,294    Limit Plc                                     -          -       8,011       8,011

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -        350        350    Linde AG                                      -          -     $18,334     $18,334
          -      2,800      9,981     12,781    Lloyds TSB Group, Plc.                        -   $ 38,729     138,094     176,823
          -          -      1,504      1,504    Lonmin Plc                                    -          -      15,125      15,125
          -          -        160        160    L'Oreal                                       -          -     106,784     106,784
          -        700          -        700    Mabuchi Motor Co., Ltd.                       -    103,477           -     103,477
          -          -        500        500    Man AG                                        -          -      16,619      16,619
        500      1,900      1,350      3,750    Mannesmann AG                          $ 78,843    299,602     212,290     590,735
          -          -      4,980      4,980    Marks & Spencer Plc                           -          -      22,995      22,995
          -          -      1,000      1,000    Marui Company Ltd.                            -          -      18,893      18,893
          -          -     11,000     11,000    Matsushita Electric Industrial                -          -     231,562     231,562
          -          -        877        877    Mayne Nickless Ltd.                           -          -       2,377       2,377
          -          -         92         92    Mayr-Melnhof Karton AG                        -          -       4,098       4,098
          -          -      2,891      2,891    Mediaset SpA                                  -          -      28,858      28,858
          -          -      1,377      1,377    Mediobanca SpA                                -          -      14,165      14,165
          -          -      1,604      1,604    Meggitt Plc                                   -          -       4,006       4,006
          -          -        100        100    Meitec Corporation                            -          -       3,750       3,750
          -          -      7,782      7,782    MEPC Plc                                      -          -      53,963      53,963
          -          -      3,075      3,075    Merita Plc                                    -          -      17,822      17,822
          -      2,500          -      2,500    Metallgesellschaft AG                         -     52,078           -      52,078
          -          -        211        211    Metra AB                                      -          -       3,995       3,995
          -          -        950        950    Metro AG                                      -          -      51,062      51,062
          -          -      1,369      1,369    Metrovacesa SA                                -          -      30,240      30,240
     17,800          -          -     17,800    Metsa Serla, Class B                    161,649          -           -     161,649
          -          -        488        488    Metso                                         -          -       5,518       5,518
      7,000          -      2,860      9,860    Misys, Plc.                              58,658          -      23,827      82,485
          -          -     11,000     11,000    Mitsubishi Chemical Corp.                     -          -      49,899      49,899
          -          -      7,000      7,000    Mitsubishi Corporation                        -          -      50,350      50,350
          -          -     13,000     13,000    Mitsubishi Electric Corp.                     -          -      71,938      71,938
          -          -      4,000      4,000    Mitsubishi Estate Co. Ltd.                    -          -      40,088      40,088
          -          -     13,000     13,000    Mitsubishi Heavy Ind. Ltd.                    -          -      50,993      50,993
          -          -      4,000      4,000    Mitsubishi Trust & Bank. Corp.                -          -      53,822      53,822
          -          -      4,000      4,000    Mitsui & Company                              -          -      29,577      29,577
          -          -        800        800    Mitsui Engineering & Shipbuilding Co.         -          -         714         714
          -          -      2,000      2,000    Mitsui Fudosan Company Ltd.                   -          -      14,942      14,942
          -      9,000          -      9,000    Mitsui Marine & Fire                          -     59,696           -      59,696
          -          -        225        225    Moet Hennessy Louis Vuitton                   -          -      67,923      67,923

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      3,429      3,429    Montedison SpA                                -          -     $ 6,114     $ 6,114
          -          -        550        550    Muenchener Rueckversicherungs                 -          -     126,117     126,117
          -          -                     -    Murata Manufacturing Co. Ltd.                 -          -                       -
          -      1,000      1,000      2,000    Murata Manufacturing Co., Ltd.                -   $128,627     128,513     257,140
          -      6,000          -      6,000    Mycal Corp.                                   -     28,451           -      28,451
          -          -      3,197      3,197    National Australia Bank Ltd.                  -          -      49,337      49,337
          -          -      2,129      2,129    National Grid Group Plc                       -          -      15,848      15,848
          -          -      2,597      2,597    National Power Plc                            -          -      17,624      17,624
          -          -      3,000      3,000    Natsteel Ltd.                                 -          -       5,014       5,014
          -      8,000      9,000     17,000    NEC Corp.                                     -    162,031     182,123     344,154
          -          -      2,000      2,000    Neptune Orient Lines Ltd.                     -          -       2,898       2,898
          -         25        120        145    Nestle, S.A.                                  -     48,323     231,451     279,774
          -          -        400        400    Netcom AB                                     -          -      16,609      16,609
          -      1,000          -      1,000    New Bridge Networks Corp.                     -     19,436           -      19,436
          -          -      6,000      6,000    New World Development Co. Ltd.                -          -      11,354      11,354
     21,900        600      4,535     27,035    News Corp, Ltd.                        $148,343      4,341      32,795     185,479
          -        850          -        850    News Corp., Ltd. - ADR                        -     25,181           -      25,181
          -          -        932        932    Next Plc                                      -          -      10,054      10,054
          -          -      2,446      2,446    NFC Plc                                       -          -       7,878       7,878
          -        600        300        900    Nichiei Company Ltd.                          -     31,101      15,537      46,638
          -          -        200        200    Nidec Corporation                             -          -      38,841      38,841
          -      5,000      1,000      6,000    Nikon Corporation                             -    119,028      23,784     142,812
          -        500          -        500    Nintendo Co., Ltd.                            -     79,432           -      79,432
          -          -        800        800    Nintendo Company Ltd.                         -          -     126,978     126,978
          -          -      5,000      5,000    Nippon Express Company Ltd.                   -          -      35,389      35,389
          -          -      9,000      9,000    Nippon Mitsubishi Oil Corp.                   -          -      39,705      39,705
          -          -     47,000     47,000    Nippon Steel Corporation                      -          -     119,450     119,450
          -          -         43         43    Nippon Telegraph & Telephone                  -          -     659,824     659,824
          -      9,000      8,000     17,000    Nissan Motors Company                         -     53,994      47,952     101,946
          -          -      3,452      3,452    Nokia AB                                      -          -     395,088     395,088
          -      2,400          -      2,400    Nokia Oyj                                     -    275,442           -     275,442
          -          -      6,000      6,000    Nomura Securities Co. Ltd.                    -          -      99,031      99,031
          -          -      4,810      4,810    Normandy Mining Ltd.                          -          -       3,650       3,650
          -        850          -        850    Norsk Hydro ASA                               -     33,935           -      33,935
          -          -      1,641      1,641    North Ltd.                                    -          -       3,171       3,171
          -         46        190        236    Novartis AG                                   -     68,955     284,196     353,151

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          4          -          4    NTT Corp.                                     -   $ 61,434           -     $61,434
          -         10          -         10    NTT Mobile Communications                     -    265,892           -     265,892
          -          -        269        269    OCE NV                                        -          -     $ 4,456       4,456
          -          -        470        470    Odakyu Electric Railway Co. Ltd.              -          -       1,465       1,465
          -          -         70         70    Oesterreichische Brau-Beteilign               -          -       3,221       3,221
          -          -        235        235    Oesterreichische Elektrizitaets               -          -      34,013      34,013
          -          -      4,000      4,000    Oji Paper Co. Ltd.                            -          -      28,196      28,196
          -          -      9,381      9,381    Olivetti & Co. SpA                            -          -      18,255      18,255
          -          -        300        300    OM Gruppen AB                                 -          -       3,867       3,867
          -          -        205        205    OMV AG                                        -          -      19,797      19,797
          -      2,500          -      2,500    Orange, Plc.                                  -     62,252           -      62,252
          -          -        700        700    Orica Ltd.                                    -          -       3,701       3,701
          -          -        400        400    Oriental Land Company Plc                     -          -      37,902      37,902
      1,400          -        200      1,600    Orix Corporation                       $188,140          -      26,853     214,993
          -          -      9,000      9,000    Osaka Gas Company Ltd.                        -          -      30,124      30,124
          -          -        588        588    Outakumpa                                     -          -       6,729       6,729
          -          -      8,400      8,400    Oversea-Chinese Banking Corp. Ltd.            -          -      63,128      63,128
          -          -      1,000      1,000    Overseas Union Enterprise Ltd.                -          -       2,754       2,754
          -          -      2,596      2,596    Pacific Dunlop Ltd.                           -          -       3,659       3,659
          -          -      3,000      3,000    Parkway Holdings Ltd.                         -          -       5,519       5,519
          -          -      4,303      4,303    Parmalat Finanziaria SpA                      -          -       5,653       5,653
          -          -      1,248      1,248    Pearson Plc                                   -          -      28,095      28,095
          -          -        235        235    Pechiney SA                                   -          -      13,150      13,150
      2,644      1,400          -      4,044    Pechiney, S.A., Class A                 148,362     78,558           -     226,920
          -          -      1,204      1,204    Peninsular & Orient Steam Navigation          -          -      17,311      17,311
          -          -        679        679    Pennon Group Plc                              -          -      10,209      10,209
          -          -        800        800    Penta-Ocean Construction Co. Ltd.             -          -       1,335       1,335
          -          -        227        227    Pernod Ricard                                 -          -      15,329      15,329
      3,500          -          -      3,500    Petroleo Brasileiro S.A.                 55,563          -           -      55,563
          -        325        135        460    Peugeot, S.A.                                 -     62,560      25,915      88,475
          -          -        966        966    Philips Electronics                           -          -      99,068      99,068
          -          -      9,480      9,480    Pilkington Plc                                -          -      14,214      14,214
          -          -        309        309    Pinault-Printemps Redoute                     -          -      58,926      58,926
          -          -      2,234      2,234    Pioneer International Ltd.                    -          -       4,886       4,886
          -          -      5,441      5,441    Pirelli SpA                                   -          -      12,476      12,476
          -      1,600          -      1,600    Pohang Iron & Steel Co., Ltd. - ADR           -     53,400           -      53,400

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
      2,800          -          -      2,800    Pohang Iron & Steel-Spon ADR           $ 93,450          -           -     $93,450
      1,900          -          -      1,900    Pohjola Group Insurance Corp., Class B  102,205          -           -     102,205
          -          -        660        660    Portucel Industrial SA                        -          -    $  4,512       4,512
          -          -      1,260      1,260    Portugal Telecom SA                           -          -      56,193      56,193
          -      1,255        450      1,705    Preussag AG                                   -    $68,171      24,377      92,548
          -          -      1,260      1,260    Prima Inmobiloaroa SA                         -          -      11,159      11,159
          -          -        500        500    Promise Company Ltd.                          -          -      33,567      33,567
          -          -      3,499      3,499    Prudential Corporation Plc                    -          -      54,851      54,851
          -          -        966        966    QBE Insurance Group Ltd.                      -          -       4,035       4,035
     25,000          -          -     25,000    QXL Ltd.                                 85,730          -           -      85,730
          -          -        803        803    Racal Electronics                             -          -       5,925       5,925
          -          -        920        920    Railtrack Group Plc                           -          -      18,836      18,836
          -          -        508        508    Raisio Group Plc                              -          -       3,308       3,308
          -          -      3,326      3,326    Rank Group Plc                                -          -      10,357      10,357
          -          -      2,207      2,207    Reed International Plc                        -          -      12,947      12,947
      2,927          -          -      2,927    Renault, S.A.                           151,893          -           -     151,893
          -          -        295        295    Reno de Medici SpA                            -          -         864         864
          -          -      4,998      4,998    Rentokil Initial Plc                          -          -      16,733      16,733
          -          -      4,889      4,889    Repsol SA                                     -          -     100,999     100,999
          -      7,400      2,210      9,610    Reuters Group, Plc.                           -     68,460      20,336      88,796
          -          -        905        905    Rexam Plc                                     -          -       3,718       3,718
          -          -        108        108    Rhi AG                                        -          -       3,033       3,033
      2,680          -        965      3,645    Rhone-Poulance S.A.                     150,382          -      54,000     204,382
          -          -        527        527    Rinascente Per L'Esercizio                    -          -       3,659       3,659
          -          -        439        439    Rio Tinto Ltd.                                -          -       7,057       7,057
          -          -      1,832      1,832    Rio Tinto Plc                                 -          -      31,277      31,277
          -          -      1,183      1,183    Riunione Adriatica de Sicurta                 -          -      10,913      10,913
          -          -        761        761    RMC Group Plc                                 -          -      10,942      10,942
          -          -         21         21    Roche Holding Chf Gen. NPV                    -          -     252,116     252,116
          -          2          5          7    Roche Holdings AG                             -     24,063      87,253     111,316
          -          -      2,164      2,164    Rolls Royce Plc                               -          -       7,681       7,681
          -      6,972      2,475      9,447    Royal & Sun Alliance Insur.                   -     47,530      16,857      64,387
          -          -          -          -    Royal Bank of Canada                          -          -           -           -
          -          -      6,266      6,266    Royal Dutch Petrol. Co. NV                    -          -     374,560     374,560
          -          -      2,861      2,861    Rugby Group Plc                               -          -       5,547       5,547
          -          -      1,850      1,850    RWE AG                                        -          -      74,529      74,529

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      2,149      2,149    Safeway Plc                                   -          -    $  6,780    $  6,780
          -          -        336        336    Sai Sta Assic. Industrial                     -          -       3,517       3,517
          -          -         50         50    Sairgroup                                     -          -      10,513      10,513
          -          -     16,000     16,000    Sakura Bank Ltd.                              -          -     137,489     137,489
          -          -        332        332    Sampo Insurance Co. Ltd.                      -          -      11,524      11,524
          -          -      3,094      3,094    San Paolo IMI SpA                             -          -      40,095      40,095
          -          -        400        400    Sandvik AB  Ser A                             -          -      10,360      10,360
          -          -        900        900    Sandvik AB  Ser B                             -          -      23,146      23,146
          -      3,000      2,000      5,000    Sankyo Co. Ltd.                               -    $85,526      56,967     142,493
          -      1,500      1,679      3,179    Sanofi-Synthelabo SA                          -     66,370      74,086     140,456
          -          -      1,459      1,459    Santos Ltd.                                   -          -       3,750       3,750
          -          -     11,000     11,000    Sanyo Electric Company Ltd.                   -          -      52,748      52,748
          -          -        200        200    SAP AG                                        -          -      74,303      74,303
          -          -        200        200    Schering AG                                   -          -      23,793      23,793
          -          -        414        414    Schneider SA                                  -          -      28,523      28,523
          -          -        311        311    Schroder Plc                                  -          -       6,224       6,224
          -         30          -         30    Schweizerische Rueckversicherungs             -     62,327           -      62,327
      1,301          -          -      1,301    Scor                                    $65,181          -           -      65,181
          -          -      1,800      1,800    Securitas AB                                  -          -      26,702      26,702
          -          -        152        152    Seita Soc. Nat'l. D'Exploitation              -          -       8,474       8,474
          -          -      4,000      4,000    Sekisui House Ltd.                            -          -      43,311      43,311
          -          -     10,000     10,000    Sembcorp Industries Ltd.                      -          -      12,626      12,626
          -          -      2,000      2,000    Shangri-La Asia Ltd.                          -          -       2,175       2,175
          -          -      6,000      6,000    Sharp Corporation                             -          -      95,521      95,521
          -      6,600          -      6,600    Shell Transport & Trading Co.                 -     50,639           -      50,639
          -          -      2,000      2,000    Shin-Etsu Chemical Co. Ltd.                   -          -      82,478      82,478
          -          -      1,000      1,000    Shiseido Co. Ltd.                             -          -      15,249      15,249
          -          -      4,000      4,000    Shizuoka Bank Ltd.                            -          -      45,267      45,267
          -        100          -        100    Shohkoh Fund & Co., Ltd.                      -     61,242           -      61,242
          -      1,060      2,250      3,310    Siemens AG                                    -     95,424     201,995     297,419
          -          -         70         70    SILIC                                         -          -      11,560      11,560
          -          -        400        400    SIMCO                                         -          -      34,459      34,459
          -          -      7,000      7,000    Singapore Airlines Ltd.                       -          -      74,070      74,070
          -      3,000      3,000      6,000    Singapore Press Holdings, Ltd.                -     51,477      51,404     102,881
          -     52,000     23,000     75,000    Singapore Tech. Engineering                   -     75,453      33,325     108,778
          -          -     45,000     45,000    Singapore Telecom. Ltd.                       -          -      85,492      85,492

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -     10,000     10,000    Sino Land Company Ltd.                        -          -    $  4,570    $  4,570
          -          -        448        448    Sirti SpA                                     -          -       2,427       2,427
      6,200          -          -      6,200    SK Telecom Co., Ltd.  ADR               $80,988          -           -      80,988
          -          -      2,400      2,400    Skandia Forsakring AB                         -          -      53,405      53,405
          -          -      2,800      2,800    Skandinaviska Ensk. Banken                    -          -      28,769      28,769
          -          -        600        600    Skanska/Frueher AB                            -          -      21,960      21,960
          -          -        400        400    SKF AB                                        -          -       8,123       8,123
          -          -      8,823      8,823    Slough Estates                                -          -      51,178      51,178
          -          -        300        300    SMC Corporation                               -          -      50,609      50,609
          -          -        368        368    Smith Industries Plc                          -          -       4,995       4,995
          -          -      8,850      8,850    Smithkline Beecham Plc                        -          -     114,157     114,157
          -          -      2,119      2,119    SNIA SpA                                      -          -       2,292       2,292
          -          -        723        723    Soc. Gen. de Aguas                            -          -      11,544      11,544
          -        800          -        800    Societe BIC, S.A.                             -   $ 39,237                  39,237
          -          -        258        258    Societe Generale                              -          -      56,175      56,175
          -         28          -         28    Soc. Gen. de Sur. Holding                     -     30,559           -      30,559
        457          -          -        457    Societe Generale, Class A                99,778          -           -      99,778
          -          -         79         79    Sodexho Alliance SA                           -          -      12,963      12,963
          -          -        500        500    Softbank Corporation                          -          -     207,634     207,634
          -          -        495        495    Sol Melia SA                                  -          -       5,649       5,649
          -          -        332        332    Sonae Investimentos SA                        -          -      11,091      11,091
          -          -      1,218      1,218    Sonera Corporation                            -          -      36,576      36,576
        600      1,500      2,000      4,100    Sony Corporation                         93,648    234,120     311,883     639,651
          -        200          -        200    Sony Music Ent. (Japan), Inc.                 -     26,090           -      26,090
          -      3,920          -      3,920    South African Breweries, Ltd.                 -     34,331           -      34,331
          -      2,500          -      2,500    South African Breweries, Plc.                 -     22,142           -      22,142
          -          -      2,000      2,000    South China Morning Post                      -          -       1,480       1,480
          -          -      1,529      1,529    Southcorp Ltd.                                -          -       5,314       5,314
          -          -        600        600    SSAB Swedish Steel                            -          -       7,478       7,478
          -          -      2,618      2,618    Stagecoach Holdings Plc                       -          -       7,442       7,442
          -      2,721          -      2,721    Standard Charter, Plc.                        -     38,107           -      38,107
          -          -        120        120    Ste Fonciere Lyonnaise SA                     -          -      16,068      16,068
          -          -        187        187    Ste. BIC                                      -          -       9,146       9,146
          -      1,640          -      1,640    STMicroelectronics, N.V.                      -    144,437           -     144,437
          -          -        794        794    Stockland Trust Group                         -          -       1,710       1,710
          -          -        137        137    Stork NV                                      -          -       2,688       2,688

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      1,000      1,000    Straits Trading Company Ltd.                  -          -    $  1,052    $  1,052
          -          -        345        345    Suez Lyonnaise des Eaux                       -          -      55,703      55,703
          -          -         10         10    Sulzer AG                                     -          -       7,020       7,020
          -          -     10,000     10,000    Sumitomo Bank                                 -          -     160,928     160,928
          -          -      9,000      9,000    Sumitomo Chemical Co. Ltd.                    -          -      57,744      57,744
          -          -      7,000      7,000    Sumitomo Corporation                          -          -      51,156      51,156
          -          -      5,000      5,000    Sumitomo Electric Industries                  -          -      67,181      67,181
          -          -     16,000     16,000    Sumitomo Metal Industries Ltd.                -          -      15,652      15,652
          -          -        400        400    Sumitomo Osaka Cement Co. Ltd.                -          -         660         660
          -      5,000      7,000     12,000    Sun Hung Kai Prop. Ltd.                       -   $ 40,382      56,768      97,150
          -          -        766        766    Suncorp Metway Ltd.                           -          -       4,034       4,034
          -      4,000          -      4,000    Suzuki Motor Corp.                            -     60,819           -      60,819
          -          -      1,000      1,000    Svenska Cellulosa AB                          -          -      26,994      26,994
          -          -      3,000      3,000    Svenska Handelsbanken                         -          -      41,586      41,586
          -          -      1,400      1,400    Swedish Match AB                              -          -       5,124       5,124
          -          -      4,500      4,500    Swire Pacific Ltd.                            -          -      22,302      22,302
          -          -         45         45    Swiss Ruckversicher                           -          -      93,289      93,289
          -        262        200        462    Swisscom AG                                   -     80,012      60,945     140,957
          -          -      1,043      1,043    T.I. Group Plc                                -          -       7,027       7,027
          -          -        904        904    Tabacalera SA                                 -          -      14,881      14,881
          -          -        788        788    Tabcorp Holdings Ltd.                         -          -       4,995       4,995
          -          -      2,000      2,000    Taisho Pharm. Co. Ltd.                        -          -      83,245      83,245
          -      3,621          -      3,621    Taiwan Semiconductor - ADR                    -    125,377           -     125,377
          -      1,000      3,000      4,000    Takeda Chemical Industries Ltd.               -     57,498     172,341     229,839
          -          -        500        500    Takefuji Corporation                          -          -      64,736      64,736
          -          -      1,411      1,411    Taylor Woodrow Plc                            -          -       3,316       3,316
          -      1,000          -      1,000    TDK Corp.                                     -     98,006           -      98,006
          -          -      3,606      3,606    Telecom Italia Mob. SpA Eur                   -          -      12,516      12,516
          -          -     15,270     15,270    Telecom Italia Mob. SpA Eur                   -          -      95,407      95,407
          -          -      8,015      8,015    Telecom Italia SpA Itl1000 Ords               -          -      69,215      69,215
          -          -      1,029      1,029    Telecom Italia SpA Itl1000 Risp               -          -       5,055       5,055
          -      1,800          -      1,800    Telecom Italia, SpA                           -     15,587           -      15,587
          -     17,000          -     17,000    Telecom Italia, SpA - Risp                    -     83,737           -      83,737
      8,708      5,086     13,935     27,729    Telefonica, S.A.                       $143,650     83,900     229,244     456,794
          -      1,700          -      1,700    Telefonos De Mexico - ADR                     -    145,350           -     145,350
          -      2,300          -      2,300    Teleglobe                                     -     53,925           -      53,925

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
     12,400          -          -     12,400    Telenorte Leste Partic - ADR           $209,250          -           -    $209,250
          -          -      1,144      1,144    Telepizza SA                                  -          -    $  6,113       6,113
          -          -      1,000      1,000    Television Broadcasts Ltd.                    -          -       5,342       5,342
          -          -     11,677     11,677    Telstra Corporation Ltd.                      -          -      59,400      59,400
          -          -      1,000      1,000    Terumo Corporation                            -          -      30,402      30,402
          -        207      6,258      6,465    Tesco, Plc.                                   -   $    615      18,587      19,202
          -          -        794        794    Thames Water Plc                              -          -      11,481      11,481
          -      8,000          -      8,000    The Sakura Bank, Ltd.                         -     68,806           -      68,806
          -          -         20         20    The Swatch Group AG                           -          -      15,929      15,929
          -      3,000          -      3,000    THK Co., Ltd.                                 -     98,198           -      98,198
          -          -        417        417    Thomson  CSF                                  -          -      14,167      14,167
          -      3,600          -      3,600    Thomson Corp.                                 -    105,077           -     105,077
          -          -      1,600      1,600    Thyssen Krupp AG                              -          -      37,867      37,867
          -      6,700          -      6,700    TI Group, Plc.                                -     45,400           -      45,400
          -          -        225        225    Tietoenator Corporation                       -          -       7,810       7,810
          -      5,000          -      5,000    TIM, Spa                                      -     31,326           -      31,326
          -          -      1,432      1,432    TNT Post Groep NV                             -          -      36,451      36,451
          -          -      2,300      2,300    Tohoku Electric Power Co., Inc.               -          -      35,911      35,911
          -          -      8,000      8,000    Tokai Bank Ltd                                -          -      69,819      69,819
          -          -      5,000      5,000    Tokio Marine & Fire Insur, Co.                -          -      65,455      65,455
          -          -      1,000      1,000    Tokyo Broadcasting Sys., Inc.                 -          -      26,422      26,422
          -          -      5,800      5,800    Tokyo Electric Power Co., Inc.                -          -     129,606     129,606
          -      2,000      1,000      3,000    Tokyo Electron, Ltd.                          -    166,255      83,054     249,309
          -          -      3,000      3,000    Toppan Printing Co. Ltd.                      -          -      36,799      36,799
          -          -      8,000      8,000    Toray Industries, Inc.                        -          -      44,116      44,116
          -          -        910        910    Tornet Fastighets AB                          -          -      11,840      11,840
          -      8,000     18,000     26,000    Toshiba Corporation                           -     50,376     113,244     163,620
          -        270      1,720      1,990    Total Fina, S.A.                              -     36,595     232,469     269,064
          -          -        800        800    Toyobo Company Ltd.                           -          -       1,205       1,205
          -          -     13,000     13,000    Toyota Motor Corp.                            -          -     450,082     450,082
          -          -        700        700    Trelleborg AB                                 -          -       6,384       6,384
          -          -      1,304      1,304    Trinity Mirror Plc                            -          -       5,614       5,614
          -         73        600        673    UBS AG                                        -     21,286     174,572     195,858
          -          -        280        280    Unibail SA                                    -          -      40,938      40,938
          -          -         94         94    Unicer Uniao Cervejjeira SA                   -          -       1,780       1,780
          -          -     10,457     10,457    Unicredito Italiano                           -          -      48,946      48,946

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                               MARKET VALUE
---------------------------------------------                                           ------------------------------------------
                             North                                                                              North
   AGSPC2      AGSPC2      American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l        Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value       Equity                                                      Growth      Value      Equity
    Fund        Fund         Fund    Combined                                            Fund        Fund       Fund      Combined
    ----        ----         ----    --------                                            ----        ----       ----      --------
                                              COMMON STOCK (continued)
          -          -      1,697      1,697    Unilever NV                                   -          -    $112,454    $112,454
          -      3,500      5,049      8,549    Unilever, Plc.                                -    $32,495      46,875      79,370
          -          -      1,504      1,504    Union Electrica Fenosa                        -          -      22,005      22,005
          -          -    140,836    140,836    Unione Immobiliare SpA                        -          -      72,440      72,440
          -          -     11,000     11,000    United Industrial Corp. Ltd.                  -          -       5,985       5,985
     13,000                 6,000     19,000    United Overseas Bank Ltd.              $ 98,621                 45,452     144,073
                     -      5,000      5,000    United Overseas Land Ltd.                     -          -       4,329       4,329
          -          -      1,171      1,171    United Utilities Plc                          -          -      11,603      11,603
          -      2,800          -      2,800    UPM-Kymmene Oyj                               -     88,599           -      88,599
          -          -        844        844    UPM-Kymmene4                                  -          -      26,633      26,633
      8,100          -        685      8,785    Usinor SA                               112,859          -       9,518     122,377
          -          -        115        115    VA Technolocies AG                            -          -       7,690       7,690
          -          -        239        239    Valeo SA                                      -          -      17,170      17,170
          -          -      5,362      5,362    Vallehermoso SA                               -          -      46,305      46,305
          -          -         20         20    Valora Holding AG                             -          -       5,091       5,091
          -          -      2,000      2,000    Veba AG                                       -          -     108,130     108,130
          -          -        213        213    Vedior NV                                     -          -       3,585       3,585
          -          -      2,000      2,000    Venture Manufacturing, Singapore              -          -      17,796      17,796
          -          -      3,000      3,000    Viag AG                                       -          -      55,380      55,380
          -          -      1,337      1,337    Vivendi SA                                    -          -     101,326     101,326
          -          -     48,995     48,995    Vodafone Airtouch Plc                         -          -     228,242     228,242
          -          -      1,250      1,250    Volkswagen AG                                 -          -      73,892      73,892
          -          -        700        700    Volvo AB                                      -          -      18,258      18,258
          -          -      1,400      1,400    Volvo AB                                      -          -      36,175      36,175
          -          -        528        528    Weinerberger Baustoffindustrie                -          -      12,146      12,146
          -          -        450        450    Wesfarmers Ltd.                               -          -       3,332       3,332
          -          -        133        133    Westfield Trust                               -          -         247         247
          -          -      3,102      3,102    Westfield Trust                               -          -       5,954       5,954
          -      9,258      4,391     13,649    Westpac Banking Corp.                         -     59,432      28,175      87,607
          -          -      6,000      6,000    Wharf Holdings Ltd.                           -          -      17,339      17,339
     69,000          -          -     69,000    Wheelock & Company, Ltd.                 78,151          -           -      78,151
          -          -      4,360      4,360    WMC Ltd.                                      -          -      18,712      18,712
          -          -        200        200    Wm-Data Nordik AB                             -          -       8,402       8,402
          -          -        852        852    Wolters Kluwer NV                             -          -      28,472      28,472
          -      1,900          -      1,900    Woodside Petroleum, Ltd.                      -     11,455           -      11,455
          -          -      2,745      2,745    Woolworths Ltd.                               -          -       9,330       9,330

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                              MARKET VALUE
------------------------------------------                                         ------------------------------------------------
                           North                                                                              North
   AGSPC2      AGSPC2    American                                                     AGSPC2      AGSPC2    American
    Int'l       Int'l      Int'l                                                       Int'l      Int'l       Int'l
   Growth       Value     Equity                                                      Growth      Value      Equity
    Fund        Fund       Fund    Combined                                            Fund        Fund       Fund        Combined
    ----        ----       ----    --------                                            ----        ----       ----        --------
                                              COMMON STOCK (continued)
        -          -      1,000      1,000    Yamanouchi Pharm. Co.                         -           -      $45,363      $45,363
        -          -        248        248    Zardoya Otis SA                               -           -        2,786        2,786
        -          -        140        140    Zurich Allied AG                              -           -       79,263       79,263
                                                                                            -           -       ------       ------
                                              TOTAL COMMON STOCK                   $7,047,141  $8,734,776  $24,773,782  $40,555,699
                                                                                   ----------  ----------  -----------  -----------
                                              (Cost $6,373,084, $6,571,667,
                                                $22,651,558 and $35,596,309
                                                respectively)

                                            PREFERRED STOCK
        -          -        152        152    Fiat SpA                                      -           -       $2,336       $2,336
        -          -        400        400    Volkswagen AG                                 -           -       14,179       14,179
        -          -      4,007      4,007    News Corporation                              -           -       27,129       27,129
        -          -        150        150    SAP AG                                        -           -       66,109       66,109
        -          -      1,951      1,951    Unilever NV                                   -           -       10,302       10,302
                                                                                            -           -       ------       ------
                                            TOTAL PREFERRED STOCK                           -           -     $120,055     $120,055
                                                                                                              --------     --------
                                              (Cost $0, $0, $107,548 and $107,548
                                              respectively)

                                            RIGHTS & WARRANTS
        -          -        338        338    Banque Nationale de Paris                     -           -       $1,998       $1,998
        -          -         20         20    Lonza Group AG                                -           -       11,678       11,678
        -          -        350        350    Linde AG                                      -           -          736          736
                                                                                            -           -          ---          ---
                                            TOTAL RIGHTS AND WARRANTS                       -           -      $14,412      $14,412
                                                                                                               -------      -------
                                              (Cost $0, $0, $2,795 and $2,795
                                              respectively)

               Par Value
------------------------------------------
                                            SHORT TERM INVESTMENTS
                          1,000      1,000  SSGA Money Market Fund                          -           -       $1,000       $1,000
                                                                                            -           -       ------       ------

                                            REPURCHASE AGREEMENTS
                                            State Street Bank Repurchase
                                              Agreement, 5.15%, dated 10/31/99,
                                              to be repurchased at $560,240 on
                                              11/01/99, collateralized by U.S.
                                              Treasury Note, 5.38%, 07/31/00,
                                              with a par value of $565,000
 $565,000                                     (Cost $560,000)                        $560,000           -            -     $560,000
                                            State Street Bank Repurchase
                                              Agreement, 5.15%, dated 10/31/99,
                                              to be

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                    SHARES                                                                              MARKET VALUE
------------------------------------------                                         ------------------------------------------------
                         North                                                                                North
   AGSPC2    AGSPC2    American                                                       AGSPC2      AGSPC2    American
    Int'l     Int'l      Int'l                                                         Int'l      Int'l       Int'l
   Growth     Value     Equity                                                        Growth      Value      Equity
    Fund      Fund       Fund      Combined                                            Fund        Fund       Fund        Combined
    ----      ----       ----      --------                                            ----        ----       ----        --------
                                              repurchased at $902,387 on
                                              11/01/99, collateralized by U.S.
                                              Treasury Note, 5.38%,7/31/00 ,
                                              with a par value of $910,000
            $902,000                          (Cost $902,000)                               -    $902,000            -     $902,000
                                            State Street Bank Repurchase
                                              Agreement, 4.25%, dated 10/29/99,
                                              to be repurchased at $719,255 on
                                              11/01/99, collateralized by U.S.
                                              Treasury Notes, 4.875%, 03/31/01 ,
                                              with a par value of $740,000
                       $719,000               (Cost $719,000)                               -           -      719,000      719,000
                                                                                            -           -      -------      -------
                                            TOTAL SHORT TERM INVESTMENTS             $560,000    $902,000     $720,000   $2,182,000
                                                                                     --------    --------     --------   ----------
                                            (Cost $560,000, $902,000. $720,000
                                            and $2,182,000 respectively)

                                            TOTAL INVESTMENTS                      $7,607,141  $9,636,776  $25,628,249  $42,872,166
                                                                                   ==========  ==========  ===========  ===========
                                            (Cost $6,933,084, $7,473,667,
                                            $23,481,901 and $37,888,652
                                            respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American International Equity Fund,
      American General Series Portfolio Company 2 International Growth Fund and American General Series Portfolio Company 2 International Value Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American International Equity Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 International Growth Fund ("AGSPC2 Growth"), and American General Series Portfolio Company 2 International Value Fund ("AGSPC2 Value") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 Growth and AGSPC2 Value in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 Growth, AGSPC2 Value and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 Growth and AGSPC2 Value shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                American General
                                                                Series Portfolio 2  North American
                                                                    Core Bond         Core Bond       Pro-forma         Pro-forma
ASSETS:                                                                Fund             Fund**       Adjustments         Combined
                                                                       ----             ------       -----------         --------
Investments in securities, at value ............................   $339,263,186      $12,164,731                       $351,427,917
Cash ...........................................................             --              643                                643
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ..............................................             --        1,618,069                          1,618,069
Receivables:
      Investments sold .........................................     14,441,680               --                         14,441,680
      Fund shares sold .........................................         16,387              177                             16,564
      Interest .................................................      3,919,598          234,729                          4,154,327
      From adviser .............................................                             134
Other assets ...................................................         54,795           40,287                             95,082
                                                                   ------------     ------------    ------------       ------------
            Total assets .......................................    357,695,646       14,058,770              --        371,754,416

LIABILITIES:
Collateral on securities loaned, at value ......................             --        1,618,069                          1,618,069
Payables:
      Investments purchased ....................................     24,616,960               --                         24,616,960
      Fund shares redeemed .....................................      3,000,000            8,200                          3,008,200
      Dividends ................................................                          30,610
      Dividend and interest withholding tax ....................             --               21                                 21
      Investment adviser .......................................      1,551,232               --                          1,551,232
      Custodian and transfer agent fees ........................             --            1,527                              1,527
      Distribution fee .........................................            191            4,299                              4,490
      Other accrued expenses ...................................        669,457            1,296                            670,753
                                                                   ------------     ------------    ------------       ------------
            Total liabilities ..................................     29,837,840        1,664,022              --         31,501,862

NET ASSETS .....................................................   $327,857,806      $12,394,748              --       $340,252,554
                                                                   ============     ============    ============       ============

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) ...............       $594,517         ($20,882)                          $573,635
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts ....................................     (7,483,499)        (577,532)                       ($8,061,031)
      Unrealized appreciation (depreciation) on:
         Investments ...........................................     (8,604,320)        (558,562)                        (9,162,882)
      Capital shares at par value of $.001 .....................        346,950            1,259        (313,665)(1)         34,544
      Additional paid-in capital ...............................    343,004,158       13,550,465         313,665(1)     356,868,288
                                                                   ------------     ------------    ------------       ------------

            Net assets .........................................   $327,857,806      $12,394,748              $0       $340,252,554
                                                                   ============     ============    ============       ============

**  Formerly the Investment Quality Bond Fund

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                 American General
                                                                 Series Portfolio 2  North American
                                                                      Core Bond        Core Bond         Pro-forma       Pro-forma
                                                                        Fund             Fund**         Adjustments       Combined
                                                                        ----             ------         -----------       --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ...........................................   $     130,264    $   3,506,653                     $   3,636,917
  Shares outstanding ............................................          13,785          356,060             (560)(1)      369,285

Net asset value (NAV) and redemption price per share ............   $        9.45    $        9.85                     $        9.85

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ....   $        9.92    $       10.34                     $       10.45

Class B Shares
  Net assets at value ...........................................   $     294,198    $   4,294,772                     $   4,588,970
  Shares outstanding ............................................          31,133          436,117           (1,265)(1)      465,985

Net asset value, offering price and redemption price per share ..   $        9.45    $        9.85                     $        9.85

Class C Shares
  Net assets at value ...........................................   $          --    $   4,593,323                     $   4,593,323
  Shares outstanding ............................................              --          466,440               --          466,440

Net asset value, offering price and redemption price per share ..   $          --    $        9.85                     $        9.85

Class I Shares
  Net assets at value ...........................................   $      49,176                0                     $      49,176
  Shares outstanding ............................................           5,204                0             (212)(1)        4,992

Net asset value, offering price and redemption price per share ..   $        9.45    $          --                     $        9.85

Class II Shares
  Net assets at value ...........................................   $ 327,384,168    $          --                     $ 327,384,168
  Shares outstanding ............................................      34,644,912                        (1,407,941)(1)   33,236,971

Net asset value, offering price and redemption price per share ..   $        9.45    $          --               --    $        9.85

** Formerly the Investment Quality Bond Fund

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                American General
                                                               Series Portfolio 2  North American
                                                                   Core Bond         Core Bond      Pro-forma           Pro-forma
                                                                      Fund             Fund**      Adjustments          Combined
INVESTMENT INCOME:

   Interest ...................................................    $19,789,892       $1,197,389                        $20,987,281
   Dividends ..................................................              0            4,063                              4,063
                                                                  ------------     ------------    ------------       ------------

      Total income ............................................     19,789,892        1,201,452               0         20,991,344

EXPENSES:

   Distribution for Class A ...................................            297           19,724             119(1)          20,140
   Distribution for Class B ...................................          1,749           46,976                             48,725
   Distribution for Class C ...................................             --           54,899                             54,899
   Investment adviser fee .....................................      1,551,018           94,898         279,292(2)       1,925,208
   Custodian fee ..............................................        431,393           36,179                            467,572
   Transfer agent fee .........................................        850,770           37,925                            888,695
   Accounting/administration ..................................         97,221           24,557         (35,000)(3)         86,778
   Audit and legal fees .......................................        192,589            8,172         (15,000)(3)        185,761
   Miscellaneous ..............................................        275,160           14,782         (15,000)(4)        274,942
                                                                  ------------     ------------    ------------       ------------
   Expenses before reimbursement by investment  adviser .......      3,400,197          338,112         214,411          3,952,720

   Reimbursement of expenses by investment adviser ............     (1,214,465)         (74,346)        510,589(5)        (778,222)
                                                                  ------------     ------------    ------------       ------------

            Net expenses ......................................      2,185,732          263,766         725,000          3,174,498
                                                                  ------------     ------------    ------------       ------------

            Net  investment income/(loss) .....................     17,604,160          937,686        (725,000)        17,816,846
                                                                  ------------     ------------    ------------       ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .................................     (6,856,127)        (205,464)                        (7,061,591)
   Change in unrealized appreciation (depreciation) on:
      Investments .............................................     (8,604,320)        (979,000)                        (9,583,320)
                                                                  ------------     ------------    ------------       ------------
            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts .........    (15,460,447)      (1,184,464)             --        (16,644,911)
                                                                  ------------     ------------    ------------       ------------

Net increase in net assets resulting from operations ..........     $2,143,713        ($246,778)      ($725,000)        $1,171,935
                                                                  ------------     ------------    ------------       ------------

**  Formerly the Investment Quality Bond Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds
                                              AAG Holding, Inc.,
                    $100,000     $100,000            6.875% due 06/01/08                             $89,878      $89,878
                                              Abraxas Petroleum Corp.,
                      20,000       20,000            11.50% due 11/01/04                              12,800       12,800
                                              Acetex Corp.,
                      10,000       10,000            9.75% due 10/01/03                                8,600        8,600
                                              Accuride Corp.,
                      10,000       10,000            9.25% due 02/01/08                                9,212        9,212
                                              Acindar Industria, Argentina,
                      10,000       10,000            11.25% due 02/15/04                               6,900        6,900
                                              Advanced Micro Devices, Inc.,
                      10,000       10,000            11.00% due 08/01/03                               9,250        9,250
                                              AK Steel Corp.,
                      15,000       15,000            7.875% due 02/15/09                              13,650       13,650
                                              Alaris Medical, Inc.,
                      15,000       15,000            Step-up due 08/01/08*                             6,375        6,375
                                              Allbritton Communications Co.,
                      20,000       20,000            8.875% due 02/01/08                              19,050       19,050
                                              Allegiance Corp.,
                     325,000      325,000            7.00% due 10/15/26                              319,046      319,046
                                              American Media Operations, Inc.,
                       5,000        5,000            10.25% due 05/01/09                               4,900        4,900
                                              Amerus Capital I,
                     100,000      100,000            8.85% due 02/01/27                               86,050       86,050
                                              AMSC Acquisition, Inc.,
                       5,000        5,000            12.25% due 04/01/08                               3,100        3,100
                                              Amvescap Plc,
                     150,000      150,000            6.60% due 05/15/05                              143,545      143,545
                                              Arco Chemical Co.,
                       5,000        5,000            9.80% due 02/01/20                                4,728        4,728
                                              Arizona Public Service,
    $4,000,000                  4,000,000            5.88% due 02/15/04           $3,833,920                    3,833,920
                                              Associates Corp. of North America,
                     120,000      120,000            5.75% due 11/01/03                              115,854      115,854
                                              AMC Entertainment, Inc.,
                      10,000       10,000            9.50% due 03/15/09                                8,850        8,850
                                              AT&T Canada, Inc.,
     2,130,000                  2,130,000            7.65% due 09/15/06            2,131,554                    2,131,554
                                              AT&T Capital Corp.,
     3,880,000                  3,880,000            6.88% due 01/16/01            3,877,905                    3,877,905
                                              AT&T Corp.,
     3,550,000                  3,550,000            6.50% due 03/15/29            3,281,691                    3,281,691
     6,390,000                  6,390,000            6.00% due 03/15/09            5,652,594                    5,652,594
                                              Aztar Corp.,
                      10,000       10,000            8.875% due 05/15/07                               9,450        9,450
                                              B & G Foods Corp.,
                      10,000       10,000            9.625% due 08/01/07                               8,900        8,900
                                              BankAmerica Corp.,
                     114,000      114,000            9.50% due 04/01/01                              118,309      118,309
                                              BanPonce Financial Corp.,
                     250,000      250,000            6.75% due 08/09/01                              248,600      248,600
                                              Bell Atlantic Pennsylvania, Inc.,
    $7,755,000                 $7,755,000            6.00% due 12/01/28            6,378,410                    6,378,410

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Bell Sports, Inc.,
                      10,000       10,000            11.00% due 08/15/08                            $  9,825   $    9,825
                                              Benedek Communications Corp.,
                       5,000        5,000            Step-up due 05/15/06*                             4,375        4,375
                                              Beneficial Corp.,
                      75,000       75,000            8.40% due 05/15/08                               80,092       80,092
                                              Boise Cascade Corp.,
                     100,000      100,000            9.90% due 10/01/01                              104,109      104,109
                                              Boise Cascade Office Products Co.,
                     100,000      100,000            7.05% due 05/15/05                               92,719       92,719
                                              BTI Telecommunications Corp.,
                       5,000        5,000            10.50% due 09/15/07                               4,250        4,250
                                              Capital One Bank,
     2,500,000                  2,500,000            6.40% due 05/08/03           $2,415,425                    2,415,425
                                              Century Communications,
                      35,000       35,000            Step-up,  due 01/15/08 *                         14,963       14,963
                                              Charter Communications Holdings,
                      15,000       15,000            8.625% due 04/01/09                              14,175       14,175
                                              Chiquita Brands International, Inc.,
                       5,000        5,000            10.0%,  due 06/15/09                              3,750        3,750
                                              Cincinnati Milacron, Inc.,
                     130,000      130,000            7.875% due 05/15/00                             130,178      130,178
                                              Cinergy Corp.,
     2,940,000                  2,940,000            6.13% due 04/15/04            2,789,880                    2,789,880
                                              Classic Cable, Inc.,
                       5,000        5,000            9.875% due 08/01/08                               5,083        5,083
                                              The Cleveland Electric Illuminating
                     125,000      125,000            Company, 7.19% due 07/01/00                     125,026      125,026
                                              Coca Cola Enterprises, Inc.,
     3,550,000                  3,550,000            7.13% due 09/30/09            3,527,032                    3,527,032
                                              Concentric Network Corp.,
                      10,000       10,000            12.75% due 12/15/07                              10,400       10,400
                                              Consolidated Natural Gas Co.,
     2,485,000                  2,485,000            7.25% due 10/01/04            2,501,277                    2,501,277
                                              Costilla Energy, Inc.,
                      20,000       20,000            10.25% due 10/01/06*                              5,000        5,000
                                              Countrywide Home,
     4,715,000                  4,715,000            6.25% due 04/15/09            4,336,055                    4,336,055
                                              Credit National,
                     150,000      150,000            7.00%, due 11/14/05                             144,592      144,592
                                              DecisionOne Corp.,
                      10,000       10,000            9.75% due 08/01/07*                                 150          150
                                              Deere & Co.,
     3,550,000                  3,550,000            6.55% due 07/15/04            3,505,980                    3,505,980
                                              Del Monte Foods Co.,
                      16,000       16,000            Step-up,  due 12/15/07 *                         12,160       12,160
                                              Dime Capital Trust I,
                     150,000      150,000            9.33% due 05/06/27                              148,030      148,030
                                              Disco SA,
                      10,000       10,000            9.875% due 05/15/08                               8,750        8,750
                                              Doman Industries, Ltd.,
                     $10,000      $10,000            12.0% due 07/01/04, 144A                         10,200       10,200

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Domtar, Inc.,
                      10,000       10,000            9.50% due 08/01/16                              $10,340   $   10,340
                                              Doral Financial Corp.,
    $2,490,000                  2,490,000            8.50% due 07/08/04           $2,482,911                    2,482,911
                                              Duane Reade, Inc.,
                      20,000       20,000            9.25% due 02/15/08                               19,600       19,600
                                              Duke Capital Corp
     3,550,000                  3,550,000            7.50% due 8/15/09             3,505,625                    3,505,625
                                              Dunlop Aerospace Holdings Plc,
                      10,000       10,000            11.875% due 05/15/09, 144A                       10,100       10,100
                                              EchoStar DBS Corp.,
                      30,000       30,000            9.375% due 02/01/09                              29,700       29,700
                                              Edison International, Inc.,
     7,100,000                  7,100,000            6.88% due 09/15/04            7,038,655                    7,038,655
                                              E.I. du Pont de Nemours and Co.,
     3,550,000                  3,550,000            6.88% due 10/15/09            3,523,517                    3,523,517
                                              Emmis Communications Corp.,
                       5,000        5,000            8.125% due 03/15/09                               4,762        4,762
                                              Energy Corporation of America,
                      20,000       20,000            9.50% due 05/15/07                                9,600        9,600
                                              Engle Homes, Inc.,
                      10,000       10,000            9.25% due 02/01/08                                8,700        8,700
                                              Enron Corp.,
     3,675,000       100,000    3,775,000            6.75% due 09/01/04            3,611,129          98,532    3,709,661
                                              EOP Operating LP,
                      95,000       95,000            6.50% due 01/15/04                               91,661       91,661
                                              Equitable Companies, Inc.,
                     100,000      100,000            7.00% due 04/01/28                               90,970       90,970
                                              e.Spire Communications, Inc.,
                      15,000       15,000            Step-up,  due 04/01/06 *                          8,325        8,325
                                              Exodus Communications, Inc.,
                      10,000       10,000            11.25%  due 07/01/08                             10,225       10,225
                                              Fairchild Semiconductor Corp.,
                      15,000       15,000            10.125% due 03/15/07                             14,700       14,700
                                              Falcon Building Products, Inc.,
                      15,000       15,000            Step-up due 06/15/07*                            11,025       11,025
                                              First Financial Caribbean Corp.,
                     135,000      135,000            7.84% due 10/10/06                              130,741      130,741
                                              First Union National Bank,
     4,890,000                  4,890,000            5.80% due 12/01/08            4,405,303                    4,405,303
                                              Fisher Scientific Int'l., Inc.,
                      10,000       10,000            9.00% due 02/01/08                                9,400        9,400
                                              Florida Windstorm Underwriting,
                     180,000      180,000            7.125% due 02/25/19, 144A                       167,195      167,195
                                              Fred Meyer, Inc.,
     1,630,000                  1,630,000            7.45% due 03/01/08            1,612,689                    1,612,689
                                              Frontiervision Holding, L.P.,
                       5,000        5,000            Step-up, due 09/15/07 *                           4,225        4,225
                                              Gaylord Container Corp.,
                       5,000        5,000            9.375% due 06/15/07                               4,650        4,650
                                              GCI, Inc.,
                     $25,000      $25,000            9.75% due 08/01/07                               23,625       23,625

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
     CoreBond       Core Bond                                                      CoreBond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Globalstar LP,
                      15,000       15,000            10.75% due 11/01/04                             $ 7,950    $   7,950
                                              Granite Broadcasting Corp.,
                      15,000       15,000            8.875% due 05/15/08                              14,437       14,437
                                              Grove Worldwide LLC,
                      15,000       15,000            9.25% due 05/01/08                                4,950        4,950
                                              Grupo Int'l Durango SA,
                      15,000       15,000            12.625% due 08/01/03                             14,494       14,494
                                              GST Telecommunications, Inc.,
                      20,000       20,000            Step-up due 11/15/07 *                           20,000       20,000
                                              Guitar Center Management Co., Inc.,
                      17,000       17,000            11.00% due 07/01/06                              16,660       16,660
                                              Huntsman Corp.,
                      10,000       10,000            9.50% due 07/01/07, 144A                          9,325        9,325
                                              Hyperion Telecommunications, Inc.,
                      10,000       10,000            13.0 % due 04/15/03*                              8,550        8,550
                                              ICI North America, Inc.,
                      65,000       65,000            8.875% due 11/15/06                              68,824       68,824
                                              Innova S. de R.L.,
                      20,000       20,000            12.875% due 04/01/07                             16,100       16,100
                                              Intermedia Communications, Inc.,
                      25,000       25,000            8.875% due 11/01/07                              22,500       22,500
                                              Intermedia Communications, Inc.,
                      10,000       10,000            8.60% due 06/01/08                                8,850        8,850
                                              Iridium Operations LLC,
                      25,000       25,000            11.25% due 07/15/05*                              1,375        1,375
                                              Iron Mountain, Inc.,
                      10,000       10,000            8.75% due 09/30/09                                9,400        9,400
                                              Israel Electric Corp., Ltd.,
    $3,550,000                  3,550,000            8.25% due 10/15/00             $3,564,023                  3,564,023
                                              Jacor Communications Co.,
                      10,000       10,000            8.75% due 06/15/07                               10,050       10,050
                                              Jackson National Life Insurance Co.,
                     100,000      100,000            8.15% due 03/15/27, 144A                         99,270       99,270
                                              J.C. Penney, Inc.,
                      80,000       80,000            7.40% due 04/01/37                               77,714       77,714
                                              Johnstown American Industries, Inc.,
                      10,000       10,000            11.75% due 08/15/05                              10,175       10,175
                                              K & F Industries, Inc.,
                      10,000       10,000            9.25% due 10/15/07                                9,575        9,575
                                              Kelley Oil & Gas Corp.,
                       7,000        7,000            14.00% due 04/15/03                               6,440        6,440
                                              KMC Telecom. Holdings, Inc.,
                      50,000       50,000            Step-up  due 02/15/08*                           27,000       27,000
                                              KN Energy, Inc.,
                     100,000      100,000            6.65% due 03/01/05                               95,431       95,431
                                              LDM Technologies, Inc.,
                      20,000       20,000            10.75% due 01/15/07                              17,600       17,600
                                              Level 3 Communications, Inc.,
                       5,000        5,000            8.00% due 08/01/08                                4,575        4,575
                                              LIN Holdings Corp.,
                     $30,000      $30,000            Step-up due 03/01/08 *                           19,575       19,575

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Loew's Cineplex Entertainment Corp.,
                      10,000       10,000            8.875% due 08/01/08                            $  9,025   $    9,025
                                              Lyondell Chemical Company,
                      20,000       20,000            9.875% due 05/01/07                              19,950       19,950
                                              Mattress Discounters Corp.,
                       5,000        5,000            12.625% due 07/15/07, 144A                        4,700        4,700
                                              Mediq/PRN Life Support Services,
                      10,000       10,000            11.0% due 06/01/08                                3,200        3,200
                                              Merrill Lynch & Co., Inc.:
    $7,385,000                  7,385,000            7.20% due 10/15/12, MTNB       $6,745,607                  6,745,607
     1,000,000                  1,000,000            6.00% due 02/17/09              1,006,950                  1,006,950
                                              MetroNet Communications Corp.,
     3,910,000                  3,910,000            zero coupon due 06/15/08        3,042,293                  3,042,293
                                              MGC Communications, Inc.,
                       5,000        5,000            13.0% due 10/01/04                                4,463        4,463
                                              Multicanal,
                      20,000       20,000            13.125% due 04/15/09, 144A                       18,850       18,850
                                              Nash Finch Company,
                      10,000       10,000            8.50% due 05/01/08                                8,500        8,500
                                              National Rual Utilities,
     2,000,000                  2,000,000            5.70% due 01/15/10              1,791,300                  1,791,300
                                              NBD Bancorp,
                     300,000      300,000            8.25% due 11/01/24                              321,117      321,117
                                              Neenah Corp.,
                      10,000       10,000            11.125% due 05/01/07                              9,225        9,225
                                              Newcourt Credit Group, Inc.,
     5,755,000                  5,755,000            7.13% due 12/17/03              5,788,200                  5,788,200
                                              News America Holdings, Inc.,
                     250,000      250,000            9.25% due 02/01/13                              274,710      274,710
                                              Nextel Communications, Inc.,
                      50,000       50,000            Step up to 9.75% due 10/31/07 *                  36,000       36,000
                                              Nextlink Communications, Inc.,
                      30,000       30,000            Step-up due 04/15/08 *                           17,850       17,850
                                              Northwestern Bell Telephone,
     1,835,000                  1,835,000            7.75% due 05/01/30              1,812,796                  1,812,796
                                              Ohio National Life Insurance Co.,
                     150,000      150,000            8.50% due 05/15/26, 144A                        155,638      155,638
                                              Olympic Financial, Ltd.,
                      10,000       10,000            11.5% due 03/15/07                                6,200        6,200
                                              Owens Corning,
     5,870,000                  5,870,000            7.70% due 05/01/08              5,616,416                  5,616,416
                                              Newfield Exploration Co.,
                      45,000       45,000            7.45% due 10/15/07                               41,885       41,885
                                              NTL, Inc.,
                      20,000       20,000            Step-up due 10/01/08*                            13,400       13,400
                                              Owens & Minor, Inc.,
                      15,000       15,000            10.875% due 06/01/06                             15,319       15,319
                                              PanEnergy Corp.,
     3,260,000                  3,260,000            7.38% due 09/15/03              3,325,624                  3,325,624
                                              Peco Energy Transition Trust,
    $3,780,000                 $3,780,000            6.135 due 03/01/09              3,537,814                  3,537,814
                                              Pennsylvania Electric Co.,
     3,675,000                  3,675,000            6.63% due 04/01/19              3,263,327                  3,263,327

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Petroleos Mexicanos,
                     $25,000       25,000            8.85% due 09/15/07                              $22,688   $   22,688
                                              P&L Coal Holdings Corp.,
                      25,000       25,000            9.625% due 05/15/08                              24,063       24,063
                                              Pindo Deli Financial Mauritius, Ltd.,
                      10,000       10,000            10.75% due 10/01/07                               6,350        6,350
                                              Pioneer Americas Acquisiton Corp.,
                       5,000        5,000            9.25% due 06/15/07                                3,900        3,900
                                              Plains Resources, Inc.,
                      10,000       10,000            Series B, 10.25% due 03/15/06                    10,050       10,050
                                              Psinet, Inc.,
                       5,000        5,000            11.50% due 11/01/08                               5,206        5,206
                                              Psinet, Inc.,
                      10,000       10,000            10.00% due 02/15/05                               9,825        9,825
                                              RBF Finance,
                      10,000       10,000            11.375% due 03/15/09                             10,525       10,525
                                              RCN Corporation,
                      15,000       15,000            Step-up due 07/01/08*                             9,450        9,450
                                              Repap New Brunswick, Inc.,
                      15,000       15,000            10.625% due 04/15/05                             13,312       13,312
                                              Republic New York Corp.,
                     155,000      155,000            9.75% due 12/01/00                              159,912      159,912
                                              Rite Aid Corp.:
     1,590,000                  1,590,000            7.13% due 01/15/07              $1,113,000                 1,113,000
     4,000,000                  4,000,000            6.00% due 12/15/05               2,800,000                 2,800,000
                                              Royal Bank of Scotland Group Plc,
                     150,000      150,000            6.40% due 04/01/09                              137,834      137,834
                                              Royster Clark, Inc.,
                      10,000       10,000            10.25% due 04/01/09, 144A                         8,800        8,800
                                              RSL Communications Plc,
                      10,000       10,000            9.125% due 03/01/08                               8,700        8,700
                                              Safeway, Inc.,
     3,550,000                  3,550,000            7.50% due 09/15/09               3,546,557                 3,546,557
                                              Satelites Mexicanos SA,
                      10,000       10,000            10.125% due 11/01/04                              7,312        7,312
                                              SCL Aereo Santiago,
                     100,000      100,000            6.95% due 07/01/12, 144A                         93,042       93,042
                                              Joseph E. Seagram & Sons, Inc.,
                      65,000       65,000            7.50% due 12/15/18                               62,466       62,466
                                              Security Benefit Life Co.,
                     150,000      150,000            8.75% due 05/15/16, 144A                        155,101      155,101
                                              Silgan Holdings, Inc.,
                       5,000        5,000            9.00% due 06/01/09                                4,738        4,738
                                              Standard Pacific Corp.,
                       5,000        5,000            8.50% due 06/15/07                                4,550        4,550
                                              Stater Bros. Holdings. Inc.,
                      10,000       10,000            10.75% due 08/15/06                              10,175       10,175
                                              Station Casinos, Inc.,
                     $15,000      $15,000            8.875% due 12/01/08, 144A                        14,475       14,475
                                              Sullivan Graphics, Inc.,
                      20,000       20,000            12.75% due 08/01/05                              20,450       20,450
                                              Sovereign Specialty Chemicals,
                      15,000       15,000            9.50% due 08/01/07                               14,775       14,775

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                              Corporate Bonds - cont'd
                                              Southern Railway Company,
                      30,000       30,000            8.75% due 10/15/03                             $ 31,602   $   31,602
                                              Sun Canada Financial Co.,
                     200,000      200,000            7.25% due 12/15/15, 144A                        195,390      195,390
                                              Telecommunications Techniques Co., LLC,
                      15,000       15,000            9.75% due 05/15/08                               14,250       14,250
                                              Tele-Communications, Inc.,
                     200,000      200,000            9.25% due 04/15/02                              211,284      211,284
                                              Tembec Finance Corp.,
                       5,000        5,000            9.875% due 10/31/05                               5,162        5,162
                                              Temple-Inland, Inc.,
    $3,550,000                  3,550,000            6.75% due 03/01/09                $3,333,273               3,333,273
                                              Tenet Healthcare Corp.,
                     110,000      110,000            7.875% due 01/15/03                             105,050      105,050
                                              Texas Petrochemicals Corp.,
                      10,000       10,000            11.125% due 07/01/06                              8,100        8,100
                                              Time Warner Telecommunications, LLC,
                       5,000        5,000            9.75% due 07/15/08                                5,100        5,100
                                              Transamerica Finance Corp.,
     6,520,000                  6,520,000            7.25% due 08/15/02                 6,551,948               6,551,948
                                              Triad Hospitals Holdings, Inc.,
                       5,000        5,000            11.0% due 05/15/09, 144A                          4,912        4,912
                                              True Temper Sports, Inc.,
                      15,000       15,000            10.875% due 012/01/08                            14,400       14,400
                                              Tyco International Group SA,
     5,215,000                  5,215,000            6.88% due 09/05/02                 5,181,937               5,181,937
                                              Universal Hospital Services, Inc.,
                      15,000       15,000            10.25% due 03/01/08                              10,200       10,200
                                              U.S. Bancorp,
                     300,000      300,000            7.50% due 06/01/26                              304,494      304,494
                                              U.S. West Capital Funding, Inc.,
                      80,000       80,000            6.25% due 07/15/05                               76,510       76,510
     1,630,000                  1,630,000            6.88% due 08/15/01                 1,623,024               1,623,024
                                              Valero Energy Corp.,
     5,145,000                  5,145,000            7.38% due 03/15/06                 4,924,331               4,924,331
                                              Verio, Inc.,
                      15,000       15,000            10.375% due 04/01/05                             15,000       15,000
                                              Verio, Inc.,
                      10,000       10,000            11.25% due 12/01/08                              10,300       10,300
                                              Viatel, Inc.,
                      15,000       15,000            11.25% due 04/15/08                              14,175       14,175
                                              Vlasic Foods, Inc.
                      15,000       15,000            10.25% due 07/01/09                              14,100       14,100
                                              Wachovia Corp.,
     3,260,000                  3,260,000            5.63% due 12/15/08                 2,917,570               2,917,570
                                              Wesco Distribution, Inc.,
                      15,000       15,000            9.125% due 06/01/08                              13,425       13,425
                                              Western Financial Savings,
                      25,000       25,000            8.875% due 08/01/07                              22,125       22,125
                                              Williams Companies, Inc.,
    $3,260,000                  3,260,000            7.63% due 07/15/19                 3,170,741               3,170,741
                                              WorldCom, Inc.,
                     200,000      200,000            7.55% due 04/01/04                              203,332      203,332

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund         Combined
       ----           ----       --------                                            ----            ----         --------
                                               Corporate Bonds - cont'd
                                               Werner Holding, Inc.,
                      $5,000       $5,000           10.00% due 11/15/07                               $4,850         $4,850
                                               YPF SA,
                      70,000       70,000           8.00% due 02/15/04                                68,928         68,928
                                               ZSC Specialty Corp.,
                      10,000       10,000           11.0% due 07/01/09, 144A                          10,050         10,050
                                           Total Corporate Bonds
                                               (Cost - $149,666,830, $7,000,829,  $145,068,283   $ 6,674,240   $151,742,523
                                                 & $156,667,659, respectively)

                                           Foreign Bonds
                                               Cable & Wire Optus, Ltd.,
    $3,260,000                 $3,260,000           8.13% due 06/15/09              $3,272,421                   $3,272,421
                                               Fairfax Financial Holdings, Ltd.:
     2,935,000                  2,935,000           8.25% due 10/01/15               2,676,749                    2,676,749
     3,780,000                  3,780,000           7.38% due 03/15/06               3,439,134                    3,439,134
                                               Newcourt Credit Group, Inc.,
     2,610,000                  2,610,000           6.88% due 02/16/05               2,578,497                    2,578,497
                                               Quebec-Prov,
     1,775,000                                      7.50% due 09/15/29               1,783,520                    1,783,520
                                               United News & Media, Plc.,
     3,260,000                  3,260,000           7.75% due 07/01/09               3,134,588                    3,134,588
                                           Total Foreign Bonds
                                               (Cost - $15,761,123, $0, &
                                               $15,761,123, respectively)          $16,884,909   $         -    $16,884,909

                                           U.S. Government Bonds
                                           U.S. Treasury Bonds
   $11,210,000                $11,210,000           5.25% due 02/15/29              $9,689,588                   $9,689,588
                    $560,000      560,000           7.50% due 11/15/16                              $617,927        617,927
                     125,000      125,000           9.25% due 02/15/16                               159,160        159,160
                   1,030,000    1,030,000           12.00% due 08/15/13                            1,412,068      1,412,068
                                           U. S. Treasury Notes:
     2,130,000                  2,130,000           3.88% due 01/15/09               2,090,062                    2,090,062
     2,075,000                  2,075,000           5.63% due 02/15/06               2,024,744                    2,024,744
    15,975,000                 15,975,000           6.00% due 08/15/04              16,012,343                   16,012,343
     1,950,000                  1,950,000           7.50% due 02/15/05               2,072,187                    2,072,187
                                           Federal Farm Credit Bank,
     5,540,000                  5,540,000           6.75% due 07/07/09               5,502,771                    5,502,771
                                           Federal Home Loan Bank:
     3,780,000                  3,780,000           5.81% due 03/23/09               3,511,847                    3,511,847
     4,000,000                  4,000,000           5.32% due 12/23/08               3,591,240                    3,591,240
                                           Federal Home Loan Mortgage Corp.
    $3,460,793      $751,185   $4,211,978           6.00% due 11/01/13 - 09/25/22   $3,331,014      $706,274     $4,037,288
     4,095,147                  4,095,147           6.00% due 06/01/29               3,821,265                    3,821,265
     6,000,000                  6,000,000           6.22% due 03/18/08               5,636,220                    5,636,220
     3,260,000                  3,260,000           6.25% due 07/15/04               3,230,953                    3,230,953
                     100,000      100,000           6.50% due 06/15/23                                96,031         96,031
                     200,000      200,000           7.00% due 09/15/21                               196,936        196,936
       131,411                    131,411           7.00% due 03/01/12                 131,411                      131,411
        41,386                     41,386           7.00% due 07/01/12                  41,372                       41,372
       829,064                    829,064           7.00% due 09/01/12                 828,799                      828,799
     1,818,449                  1,818,449           7.00% due 04/01/14               1,817,867                    1,817,867
    12,000,000                 12,000,000           7.00% due 07/15/28              11,790,000                   11,790,000

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund        Combined
       ----           ----       --------                                            ----            ----        --------
                                           U.S. Government Bonds - cont'd
                                           Federal Home Loan Mortgage Corp., cont'd
     3,474,662                  3,474,662           7.00% due 08/01/29               $3,413,856                $3,413,856
         8,745                      8,745           8.00% due 01/01/22                    8,964                     8,964
       515,428                    515,428           8.00% due 08/01/24                  526,381                   526,381
        64,478                     64,478           8.00% due 10/01/25                   65,829                    65,829
       520,281                    520,281           8.00% due 09/01/26                  531,092                   531,092
       302,362                    302,362           8.00% due 10/01/26                  308,645                   308,645
       411,259                    411,259           8.00% due 03/01/27                  419,871                   419,871
        15,741                     15,741           8.00% due 07/01/27                   16,068                    16,068
        98,756                     98,756           8.00% due 08/01/27                  100,792                   100,792
       802,042                    802,042           8.00% due 09/01/27                  818,581                   818,581
       347,146                    347,146           8.00% due 10/01/27                  354,304                   354,304
       529,590                    529,590           8.00% due 03/01/28                  540,595                   540,595
       458,823                    458,823           8.00% due 11/01/28                  468,431                   468,431
        34,913                     34,913           8.50% due 08/01/10                   35,928                    35,928
        13,289                     13,289           8.50% due 07/01/14                   13,767                    13,767
        23,210                     23,210           8.50% due 06/01/18                   23,946                    23,946
        21,117                     21,117           8.50% due 06/01/20                   21,952                    21,952
       245,734                    245,734           8.50% due 11/01/20                  255,460                   255,460
        72,789                     72,789           8.50% due 01/02/22                   75,678                    75,678
        15,349                     15,349           8.50% due 09/01/22                   15,953                    15,953
        26,088                     26,088           8.50% due 07/01/24                   27,066                    27,066
       530,185                    530,185           8.50% due 11/01/26                  549,234                   549,234
        72,110                     72,110           8.50% due 01/01/27                   74,700                    74,700
                                           Federal National Mortgage Association
     1,747,591                  1,747,591           5.50% due 06/01/04                1,644,361                 1,644,361
     7,864,952                  7,864,952           5.50% due 02/01/14                7,400,369                 7,400,369
                     348,645      348,645           5.50% due 08/01/28                              $316,176      316,176
       198,381                    198,381           6.00% due 12/01/28                  184,927                   184,927
       967,758                    967,758           6.00% due 12/01/28                  903,344                   903,344
    15,066,893                 15,066,893           6.00% due 01/01/29               14,045,056                14,045,056
       568,699                    568,699           6.00% due 02/01/29                  530,130                   530,130
       391,782                    391,782           6.00% due 03/01/29                  365,212                   365,212
       563,254                    563,254           6.00% due 04/01/29                  525,054                   525,054
                      19,734       19,734           6.18% due 07/01/08                                18,650       18,650
                      54,134       54,134           6.27% due 11/01/07                                51,609       51,609
     3,780,000                  3,780,000           6.28% due 02/12/08                3,622,297                 3,622,297
                      19,728       19,728           6.295% due 06/01/08                               18,784       18,784
                      19,642       19,642           6.30% due 01/01/08                                18,744       18,744
                     196,490      196,490           6.305% due 02/01/08                              192,202      192,202
                      19,462       19,462           6.34% due 01/01/0/                                18,638       18,638
    $4,050,000                 $4,050,000           6.37% due 01/30/08               $3,901,284                $3,901,284
                     $19,227       19,227           6.39% due 01/01/06                               $18,690       18,690
                      19,640       19,640           6.43% due 01/01/08                                18,887       18,887
     3,550,000                  3,550,000           6.50% due 08/15/04                3,556,106                 3,556,106
     4,000,000                  4,000,000           6.65% due 11/07/07                3,900,640                 3,900,640
                      18,828       18,828           6.981% due 06/01/07                               18,824       18,824
        12,552                     12,552           7.00% due 09/01/10                   12,538                    12,538
         9,380                      9,380           7.00% due 07/01/11                    9,365                     9,365
        14,450                     14,450           7.00% due 11/01/11                   14,427                    14,427
        19,593                     19,593           7.00% due 02/01/12                   19,562                    19,562
        34,430                     34,430           7.00% due 05/01/12                   34,377                    34,377
        21,224                     21,224           7.00% due 06/01/12                   21,190                    21,190

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                    AGSPC 2      North American
    Core Bond       Core Bond                                                     Core Bond       Core Bond
       Fund           Fund       Combined                                            Fund            Fund        Combined
       ----           ----       --------                                            ----            ----        --------
                                           U.S. Government Bonds - cont'd
                                           Federal National Mortgage Association,
                                             cont'd.
        16,851                     16,851           7.00% due 09/01/12               $   16,825                $   16,825
        17,645                     17,645           7.00% due 10/01/12                   17,617                    17,617
        23,934                     23,934           7.00% due 07/01/13                   23,896                    23,896
       484,647                    484,647           7.00% due 04/01/28                  475,861                   475,861
       111,377                    111,377           7.00% due 08/01/28                  109,358                   109,358
       102,552                    102,552           7.00% due 10/01/28                  100,693                   100,693
       107,237                    107,237           7.00% due 11/01/28                  105,293                   105,293
       108,248                    108,248           7.00% due 12/01/28                  106,286                   106,286
       114,967                    114,967           7.00% due 02/01/29                  112,883                   112,883
       308,574                    308,574           7.00% due 05/01/29                  302,979                   302,979
     3,116,593                  3,116,593           7.00% due 07/01/29                3,060,090                 3,060,090
                      19,539       19,539           7.04% due 03/01/07                               $19,514       19,514
                      19,491       19,491           7.28% due 10/01/06                                19,740       19,740
        14,941                     14,941           7.50% due 04/01/09                   15,111                    15,111
        35,739                     35,739           7.50% due 10/01/09                   36,198                    36,198
        11,981                     11,981           7.50% due 02/01/17                   12,094                    12,094
        37,091                     37,091           7.50% due 12/01/22                   37,323                    37,323
        23,966                     23,966           7.50% due 06/01/25                   24,086                    24,086
        18,470                     18,470           7.50% due 07/01/25                   18,539                    18,539
       477,772                    477,772           7.50% due 10/01/25                  479,564                   479,564
       333,684                    333,684           7.50% due 12/01/25                  334,622                   334,622
        20,091                     20,091           7.50% due 05/01/26                   20,147                    20,147
       476,814                    476,814           7.50% due 07/01/26                  478,154                   478,154
       435,811                    435,811           7.50% due 01/01/27                  436,761                   436,761
        12,912                     12,912           7.50% due 06/01/27                   12,940                    12,940
        81,506                     81,506           7.50% due 07/01/27                   81,684                    81,684
       738,076                    738,076           7.50% due 08/01/27                  739,685                   739,685
       554,797                    554,797           7.50% due 09/01/27                  556,006                   556,006
        57,331                     57,331           7.50% due 10/01/27                   57,495                    57,495
       635,503                    635,503           7.50% due 11/01/27                  636,889                   636,889
        11,249                     11,249           7.50% due 12/01/27                   11,273                    11,273
        34,046                     34,046           7.50% due 01/01/28                   34,120                    34,120
        14,842                     14,842           7.50% due 01/02/28                   14,874                    14,874
        23,008                     23,008           7.50% due 04/01/28                   23,058                    23,058
        32,409                     32,409           7.50% due 05/01/28                   32,491                    32,491
        19,146                     19,146           7.50% due 06/01/28                   19,188                    19,188
       424,447                    424,447           7.50% due 07/01/28                  425,372                   425,372
     2,000,000                  2,000,000           7.50% due 02/25/29                2,004,380                 2,004,380
       168,812                    168,812           8.50% due 08/01/14                  175,860                   175,860
      $398,890                   $398,890           8.50% due 09/01/14                  414,674                   414,674
        40,390                     40,390           8.50% due 10/01/14                   41,988                    41,988
       161,905                    161,905           8.50% due 11/01/14                  168,311                   168,311
       224,242                    224,242           8.50% due 01/01/15                  232,532                   232,532
        75,440                     75,440           8.50% due 06/01/15                   78,387                    78,387
        73,358                     73,358           8.50% due 11/01/17                   75,919                    75,919
        52,780                     52,780           8.50% due 07/01/24                   54,676                    54,676
        39,703                     39,703           8.50% due 11/01/24                   41,129                    41,129
        82,301                     82,301           8.50% due 01/01/25                   85,258                    85,258
        73,622                     73,622           8.50% due 10/01/26                   76,267                    76,267
        57,967                     57,967           8.50% due 12/01/26                   60,049                    60,049
       116,129                    116,129           8.50% due 01/01/27                  120,301                   120,301
       234,442                    234,442           8.50% due 02/01/27                  242,866                   242,866

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                        MARKET VALUE
-----------------------------------------                                          ---------------------------------------
     AGSPC 2     North American                                                       AGSPC 2   North American
    Core Bond       Core Bond                                                        Core Bond    Core Bond
       Fund           Fund       Combined                                               Fund         Fund        Combined
       ----           ----       --------                                               ----         ----        --------
                                           U.S. Government Bonds - cont'd
                                           Federal National Mortgage Association,
                                             cont'd.
       463,195                    463,195           8.50% due 03/01/27              $    479,838              $    479,838
       956,573                    956,573           8.50% due 05/01/27                   990,941                   990,941
       141,798                    141,798           8.50% due 06/01/27                   146,894                   146,894
       362,401                    362,401           8.50% due 07/01/27                   375,421                   375,421
       457,589                    457,589           8.50% due 08/01/27                   474,030                   474,030
       303,206                    303,206           8.50% due 10/01/27                   314,099                   314,099
       329,309                    329,309           8.50% due 11/01/27                   341,141                   341,141
       469,194                    469,194           8.50% due 12/01/27                   486,052                   486,052
        95,630                     95,630           8.50% due 04/01/28                    99,383                    99,383
        42,776                     42,776           8.50% due 05/01/28                    44,313                    44,313
       436,248                    436,248           8.50% due 07/01/28                   451,923                   451,923
       404,172                    404,172           8.50% due 08/01/28                   418,694                   418,694
                                           Government National Mortgage Association
        25,545                     25,545           6.50% due 10/15/24                    24,651                    24,651
        70,888                     70,888           6.50% due 03/15/26                    68,120                    68,120
        43,258                     43,258           6.50% due 07/15/26                    41,568                    41,568
       432,488                    432,488           6.50% due 04/15/28                   413,295                   413,295
       504,820                    504,820           6.50% due 09/15/28                   482,417                   482,417
        54,386                     54,386           6.50% due 11/15/28                    51,972                    51,972
     4,501,494                  4,501,494           6.50% due 12/15/28                 4,301,718                 4,301,718
     1,754,920                  1,754,920           6.50% due 01/15/29                 1,677,036                 1,677,036
                    $503,176      503,176           7.00% due 06/15/23 - 10/15/23                   $496,886       496,886
                                          Total US Government Bonds
                                              (Cost - $152,369,152, $2,271,538,     $149,006,573  $4,415,740  $153,422,313
                                              & $154,640,690, respectively)

                                          Commercial Paper
                                               CVS Corporation,
    $6,639,000                 $6,639,000           5.33% due 11/03/99                $6,637,030                $6,637,030
     6,600,000                  6,600,000      Eaton Corp., 5.38%, due 11/02/99        6,599,012                 6,599,012
                                               Jefferson-Pilot Corp.,
     8,046,000                  8,046,000           5.38% due 11/01/99                 8,046,000                 8,046,000
                                               Raytheon Co.,
     3,523,000                  3,523,000           5.50% due 11/04/99                 3,521,379                 3,521,379
                                               OGE Energy Corp.,
     3,500,000                  3,500,000           5.37% due 11/01/99                 3,500,000                 3,500,000
                                           Total Commercial Paper
                                           (Cost $28,303,421, $0, & $28,303,421      $28,303,421          $0   $28,303,421
                                               respectively)
                                           Municipal Securities
                                              Philadelphia, PA, Retirement System
                    $170,000     $170,000           Authority, 5.59% due 04/15/05                   $159,195      $159,195
                                              Phoenix, AZ, Civic Improvement
                     125,000      125,000           Corp., 6.30% due 07/01/08                        117,284       117,284
                                              Southern California Public Power
                      50,000       50,000       Authority, 6.93% due 05/15/17                         48,859        48,859
                                           Total Municipal Securities
                                              (Cost $350,856)                                 $0    $325,338      $325,338

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

               FACE AMOUNT                                                                                  MARKET VALUE
-----------------------------------------                                                    ---------------------------------------
     AGSPC 2     North American                                                                 AGSPC 2   North American
     Core Bond      Core Bond                                                                  Core Bond    Core Bond
       Fund           Fund       Combined                                                         Fund         Fund         Combined
       ----           ----       --------                                                         ----         ----         --------
                                           Other Asset Backed Securities
                                              Aesop Funding II LLC,
                      $100,000   $100,000            6.40% due 10/20/03, 144A                                  $98,999       $98,999
                                              First Union Lehman Bros., Series 1997,
                       200,000    200,000            Class A2, 6.60% due 05/18/07                              193,806       193,806
                                              Continental Airlines,
                        97,919     97,919            6.90% due 01/02/18                                         91,724        91,724
                                              Continental Airlines pass-through,
                        68,494     68,494            6.648% due 09/15/17                                        63,246        63,246
                                           Total Other Asset Backed Securities
                                              (Cost $0, $468,769, & $468,769, respectively)           $0      $447,775      $447,775

                 Shares                                                                                     Market Value
-----------------------------------------                                                    ---------------------------------------
                                           Common Stocks
                           557        557     Arch Communications Group                                         $2,785        $2,785
                                           Total Common Stocks
                                              (Cost $0, $49,664, and $49,664, respectively) $          -       $ 2,785       $ 2,785

                                           Preferred Stocks
                             5          5     Concentric Network, PIK 13.5%                                     $4,762        $4,762
                            25         25     Fairfield Mfg. Co., Inc., PIK 11.25%                              24,813        24,813
                           145        145     Primedia, Inc., 8.625%                                            12,724        12,724
                             2          2     SF Holdings Group, Inc.*, 13.75%                                   6,050         6,050
                            74         74     SF Holdings Group, Inc. * 144A                                        10            10
                                           Total Preferred Stocks
                                              (Cost $0, $61,614, and $61,614, respectively) $          -      $ 48,359      $ 48,359

                                           Warrants
                                           American Mobile Satellite,
                             5          5       Exp. 04/01/08, 144A                                                $91           $91
                                           Concentric Network Corp.*,
                             5          5       Exp. 12/15/07                                                    1,250         1,250
                                           KMC Telecom. Holdings, Inc.*,
                            50         50       Exp. 04/15/08, 144A                                                153           153
                                           Total Warrants
                                              (Cost - $0, $0, & $0, respectively)           $          -       $ 1,494       $ 1,494

               FACE AMOUNT                                                                                  MARKET VALUE
-----------------------------------------                                                    ---------------------------------------
                                           Short Term
                      $249,000   $249,000  Repurchase Agreement with Paine Webber,
                                           dated 10/29/99 at 5.22% to be repurchased
                                           at $249,108 on 11/01/99, collateralized by
                                           $260,000 U.S. Treasury Notes, 5.625%
                                           due 05/15/08 (valued at $257,616 including
                                           interest)                                                          $249,000      $249,000

                                           Total Short Term
                                              (Cost - $0, $249,000, & $249,000,             $          -     $ 249,000     $ 249,000
                                               repsectively)

                                           TOTAL INVESTMENTS
                                           (Cost $347,867,506, $12,723,293, &               $339,263,186  $ 12,164,731  $351,427,917
                                           $360,590,799, respectively)

*non-income producing

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Core Bond Fund and
      American General Series Portfolio Company 2 Core Bond Fund
October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Core Bond Fund ("NAF") (formerly the North American Investment Quality Bond Fund) is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Core Bond Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                                  American General
                                                                       Series
                                                                     Portfolio 2   North American
                                                                      Strategic       Strategic      Pro-forma           Pro-forma
ASSETS:                                                               Bond Fund      Income Fund     Adjustments          Combined
                                                                      ---------      -----------     -----------          --------
Investments in securities, at value .............................     $5,975,736     $52,135,699                        $58,111,435
Receivable for forward foreign currency contracts to sell .......                      1,924,403                          1,924,403
Forward foreign currency contracts to buy, at value .............                      1,365,629                          1,365,629
Cash ............................................................             --          69,642                             69,642
Investment in State Street Bank & Trust Company Navigator
   Securities Lending Trust held as collateral for securities on
   loan, at value ...............................................             --       6,274,430                          6,274,430
Receivables:
      Investments sold ..........................................         86,780         210,824                            297,604
      Fund shares sold ..........................................         15,000          27,200                             42,200
      Dividends .................................................             --           2,836                              2,836
      Interest ..................................................        103,081       1,049,042                          1,152,123
Other assets ....................................................         34,982          59,785                             94,767
                                                                    ------------    ------------    ------------       ------------
            Total assets ........................................      6,215,579      63,119,490              --         69,335,069

LIABILITIES:
Forward foreign currency contracts to sell, at value ............                      1,918,812
Collateral on securities loaned, at value .......................             --       6,274,430                          6,274,430
Payables:
      Forward foreign currency contracts to buy
         (Notes 2 and 8) ........................................                      1,370,978
      Investments purchased .....................................        578,337       2,042,958                          2,621,295
      Fund shares redeemed ......................................             --         187,607                            187,607
      Dividends .................................................                        132,167
      Dividend and interest withholding tax .....................             --           4,660                              4,660
      Investment adviser ........................................         34,365          38,604                             72,969
      Custodian and transfer agent fees .........................             --          11,330                             11,330
      Distribution fee ..........................................          1,602          22,535                             24,137
      Other accrued expenses ....................................         35,600          29,371                             64,971
                                                                    ------------    ------------    ------------       ------------
            Total liabilities ...................................        649,904      12,033,452              --         12,683,356

NET ASSETS ......................................................     $5,565,675     $51,086,038              $0        $56,651,713
                                                                    ============    ============    ============       ============

NET ASSETS CONSIST OF:
      Undistributed net investment income/(loss) ................         $2,125        ($94,527)                          ($92,402)
      Accumulated undistributed net realized gain (loss) on
         investments, foreign currency and forward foreign
         currency contracts .....................................       (128,913)     (4,012,655)                       ($4,141,568)
      Unrealized appreciation (depreciation) on:
         Investments ............................................       (119,005)     (4,208,516)                        (4,327,521)
         Futures ................................................             --                                                 --
         Foreign currency and forward foreign currency contracts          (4,371)         (4,371)
      Capital shares at par value of $.001 ......................          5,830           6,079          (5,169)(1)          6,740
      Additional paid-in capital ................................      5,805,638      59,400,028           5,169(1)      65,210,835
                                                                    ------------    ------------    ------------       ------------

            Net assets ..........................................     $5,565,675     $51,086,038              $0        $56,651,713
                                                                    ============    ============    ============       ============

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                      American General
                                                                           Series
                                                                         Portfolio 2   North American
                                                                          Strategic      Strategic       Pro-forma     Pro-forma
                                                                          Bond Fund     Income Fund     Adjustments     Combined
                                                                          ---------     -----------     -----------     --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ................................................   $ 1,298,184    $ 8,996,901                   $10,295,085
  Shares outstanding .................................................       135,983      1,071,397         18,563(1)   1,225,943

Net asset value (NAV) and redemption price per share .................   $      9.55    $      8.40                   $      8.40

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price is reduced .........   $     10.03    $      8.82                   $      8.91

Class B Shares
  Net assets at value ................................................   $ 1,704,237    $21,340,388                   $23,044,625
  Shares outstanding .................................................       178,540      2,538,419      2,562,523(1)   2,741,063

Net asset value, offering price and redemption price per share .......   $      9.55    $      8.41                   $      8.41

Class C Shares
  Net assets at value ................................................   $        --    $20,748,749                   $20,748,749
  Shares outstanding .................................................            --      2,468,053             --      2,468,053

Net asset value, offering price and redemption price per share .......   $        --    $      8.41                   $      8.41

Class I Shares
  Net assets at value ................................................   $ 1,280,550              0                   $ 1,280,550
  Shares outstanding .................................................       134,137              0         18,128(1)     152,265

Net asset value, offering price and redemption price per share .......   $      9.55    $        --                   $      8.41

Class II Shares
  Net assets at value ................................................   $ 1,282,704    $        --                   $ 1,282,704
  Shares outstanding .................................................       134,362                        18,159(1)     152,521

Net asset value, offering price and redemption price per share .......   $      9.55    $        --             --    $      8.41(2)

(1) Reflects change in shares due to merger exchange.
(2) Subsequent to October 31, 1999, the holder of Class II Shares redeemed, and no Class II Shares are expected to be outstanding upon consummation of the merger.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                      American General
                                                                           Series
                                                                         Portfolio 2  North American
                                                                          Strategic     Strategic      Pro-forma        Pro-forma
                                                                          Bond Fund    Income Fund    Adjustments        Combined
                                                                          ---------    -----------    -----------        --------
INVESTMENT INCOME:

   Interest .........................................................      $421,963     $6,483,191                       $6,905,154

      Total income ..................................................       421,963      6,483,191              0         6,905,154

EXPENSES:

   Distribution for Class A .........................................         3,142         42,157          1,257(1)         46,556
   Distribution for Class B .........................................        14,194        268,194                          282,388
   Distribution for Class C .........................................            --        287,809                          287,809
   Investment adviser fee ...........................................        31,224        498,515          5,656(2)        535,395
   Custodian fee ....................................................         7,323         91,391                           98,714
   Transfer agent fee ...............................................        14,255        103,440                          117,695
   Accounting/administration ........................................         4,706        104,964         (4,000)(3)       105,670
   Audit and legal fees .............................................         3,171         34,703         (3,000)(3)        34,874
   Miscellaneous ....................................................        57,296         58,419        (50,000)(4)        65,715
                                                                        -----------    -----------    -----------       -----------
   Expenses before reimbursement by investment  adviser .............       135,311      1,489,592        (50,087)        1,574,816

   Reimbursement of expenses by investment adviser ..................       (70,610)      (113,062)        62,087(5)       (121,585)
                                                                        -----------    -----------    -----------       -----------

            Net expenses ............................................        64,701      1,376,530         12,000         1,453,231
                                                                        -----------    -----------    -----------       -----------

            Net investment income/(loss) ............................       357,262      5,106,661        (12,000)        5,451,923
                                                                        -----------    -----------    -----------       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, FOREIGN CURRENCY AND FORWARD
   FOREIGN CURRENCY CONTRACTS:

   Net realized gain/(loss) on:
      Investment transactions .......................................      (128,901)    (3,377,733)                      (3,506,634)
      Foreign currency and forward foreign currency contracts .......         2,113       (246,365)                        (244,252)
   Change in unrealized appreciation (depreciation) on:
      Investments ...................................................      (119,005)      (281,966)                        (400,971)
      Translation of foreign currency and forward foreign currency
          contracts .................................................            --        255,346                          255,346
                                                                        -----------    -----------    -----------       -----------

            Net gain/(loss) on investments, foreign currency
               and forward foreign currency contracts ...............      (245,793)    (3,650,718)            --        (3,896,511)

Net increase in net assets resulting from operations ................      $111,469     $1,455,943       ($12,000)       $1,555,412

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                   CORPORATE BONDS
                                                   Aerospace
                                                   B.E. Aerospace, Inc.,
                 -        $250,000    $250,000         8.00% due 03/01/08                           -         $218,125    $218,125
                                                   Lear Corporation,
                 -         375,000     375,000         8.11% due 05/15/09                           -          358,579     358,579
                                                                                                              --------     -------
                                                                                                    -          576,704     576,704
                                                   Apparel & Products
                                                   Anvil Knitwear, Inc., Series B,
            88,000               -      88,000         10.88% due 03/15/07                   $ 57,420                -      57,420
                                                                                              -------                       ------

                                                   Auto-Cars
           100,000               -     100,000     Diamond Triumph,
                                                       9.25% due 04/01/08                      85,000                -      85,000
                                                                                              -------                       ------

                                                   Banking
                 -         540,000     540,000     Commerzbank,
                                                       10.25% due 04/28/00                          -          351,486     351,486
                 -         400,000     400,000     European Bank Recon. & Development,
                                                       10.50% due 01/25/01                          -           90,295      90,295
                 -         140,000     140,000     Nordiska Investeringsbanken,
                                                       17.75% due 04/15/02                          -           34,921      34,921
                                                                                                               -------      ------
                                                                                                    -          476,702     476,702
                                                   Business Services
                                                   Comdisco, Inc.,
                 -         400,000     400,000         6.00% due 01/30/02                           -          389,020     389,020
                 -                                 CSC Holdings, Inc.,
                 -         500,000     500,000         10.50% due 05/15/16                          -          545,000     545,000
                 -                                 Iron Mountain, Inc.,
                 -         500,000     500,000         10.125% due 10/01/06                         -          510,000     510,000
                                                                                                              --------     -------
                 -                                                                                  -        1,444,020   1,444,020
                 -                                 Chemical Products
                 -                                 Revlon Worldwide Corp.,
                 -         600,000     600,000         Series B, zero coupon due 03/15/01           -          132,000     132,000
                                                                                                              --------     -------

                                                   Containers-Metal/Glass
                                                   BWAY Corp.,
           100,000               -     100,000         10.25% due 04/15/07                    100,250                -     100,250
                                                                                             --------                      -------

                                                   Crude Petroleum & Natural Gas
                                                   Bellwether Exploration Co.,
                 -         250,000     250,000         10.875% due 04/01/07                         -          230,625     230,625
                                                   Benton Oil & Gas Co.,
                 -         200,000     200,000         11.625% due 05/01/03                         -          144,500     144,500

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Crude Petrol. & Nat. Gas (cont'd)
                                                   Pennzoil Company,
                 -        $500,000    $500,000         10.25% due 11/01/05                          -         $542,905    $542,905
                                                   United Refining Co.,
                 -         250,000     250,000         10.75% due 06/15/07                          -          181,250     181,250
                                                                                                              --------     -------
                                                                                                    -        1,099,280   1,099,280
                                                   Drugs & Health Care
                                                   Express Scripts, Inc.,
           $50,000               -      50,000         9.63% due 06/15/09                     $50,000                -      50,000
                                                   Fresenius Medical Care Capital Trust,
                 -         250,000     250,000         9.00% due 12/01/06                                      236,250     236,250
                                                   ICN Pharmaceuticals, Inc.,
           100,000               -     100,000         8.75% due 11/15/08                      91,000                -      91,000
                                                   Unilab Finance Corp.,
           100,000               -     100,000         11.00% due 04/01/06                    109,000                -     109,000
                                                   Universal Hospital Service
            35,000               -      35,000         10.25% due 03/01/08                     23,800                -      23,800
                                                                                              -------                       ------
                                                                                              273,800          236,250     510,050
                                                   Electronics
                                                   Breed Technologies, Inc.,
                 -         500,000     500,000         9.25% due 04/15/08                           -           15,000      15,000
                                                   Jordan Telecommunication Products,
                 -         250,000     250,000         Series B Step Up due 08/01/07                -          205,000     205,000
                                                   Protection One, Inc.,
                 -         250,000     250,000         8.125% due 01/15/09, 144A                    -           50,000      50,000
                                                                                                               -------      ------
                                                                                                    -          270,000     270,000
                                                   Energy & Utilities
                                                   Costilla Energy, Inc.,
                 -         500,000     500,000         10.25% due 10/01/06                          -          125,000     125,000
                                                   High Voltage Engineering Corp.,
                 -         250,000     250,000         10.5% due 08/15/04                           -          230,000     230,000
                                                                                                              --------     -------
                                                                                                    -          355,000     355,000
                                                   Financial Serveces
                                                   ContiFinancial Corp.,
                 -         500,000     500,000         8.125% due 04/01/08                          -          100,000     100,000
                                                   Ford Motor Credit Company,
                 -         300,000     300,000         7.375% due 10/28/09                          -          302,418     302,418
                                                   KFW International Finance,
                 -         860,000     860,000         16.30% due 06/24/03                          -          218,083     218,083
                                                   KFW International Finance,
                 -      34,000,000  34,000,000         2.05% due 09/21/09                           -          331,065     331,065
                                                   Merrill Lynch & Co., Inc.,
                 -         190,000     190,000         6.00% due 11/15/04                           -          182,866     182,866
                                                   Merrill Lynch & Co., Inc.,
                 -         370,000     370,000         5.97% due 09/11/00                           -          252,155     252,155

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Financial Services (continued)
                                                   Navistar International Corp.,
                          $500,000    $500,000         8.00% due 02/01/08                           -         $478,750    $478,750
                                                   Ono Finance, Plc.,
          $100,000               -     100,000         13.00% due 05/01/09                   $105,500                -     105,500
                                                   Toyota Motor Credit Corp.,
                           160,000     160,000         6.25% due 08/04/03                           -          255,813     255,813
                                                                                                              --------     -------
                                                                                              105,500        2,121,150   2,226,650
                                                   Food & Beverages
                                                   Agrilink Foods, Inc.,
           100,000               -     100,000         11.88% due 11/01/08                     87,500                -      87,500
                                                   Ameriserve Food Distr, Inc.,
                 -         500,000     500,000         10.125% due 07/15/07                         -          285,000     285,000
                                                   Disco S.A.,
           100,000               -     100,000         9.88% due 05/15/08                      87,500                -      87,500
                                                                                              -------                       ------
                                                                                              175,000          285,000     460,000
                                                   Homebuilders
                                                   Beazer Homes USA, Inc.:
            75,000               -      75,000         9.00% due 03/01/04                      69,938                -      69,938
            25,000               -      25,000         8.88% due 04/01/08                      22,500                -      22,500
                                                                                              -------                       ------
                                                                                               92,438                -      92,438
                                                   Hotels & Restaurants
           100,000               -     100,000     Apple South, Inc.,
                                                       9.75% due 06/01/06                      95,250                -      95,250
           100,000               -     100,000     Dominos, Inc., Series B,
                                                       10.38% due 01/15/09                     91,000                -      91,000
                                                   Prime Eospitality Corp.,
                 -         450,000     450,000         9.75% due 04/01/07                           -          409,500     409,500
                                                                                                              --------     -------
                                                                                              186,250          409,500     595,750
                                                   Industrials
                                                   Alvey Systems, Inc.,
                 -         375,000     375,000         11.375% due 01/31/03                         -          386,250     386,250
                                                   Berry Plastics Corp.,
                 -         650,000     650,000         12.25% due 04/15/04                          -          657,313     657,313
                                                   CFP Holdings, Inc.,
                 -         250,000     250,000         11.625% due 01/15/04                         -          207,500     207,500
                                                   Foamex, L.P.,
                 -         375,000     375,000         9.875% due 05/15/07                          -          322,500     322,500
                                                   ICG Holdings, Inc.,
                 -         500,000     500,000         Step up to 13.50% due 09/15/05               -          427,500     427,500
                                                   P&L Coal Holdings Corp.,
                 -         250,000     250,000         8.875% due 05/15/08                          -          240,625     240,625
                                                   Polymer Group, Inc.,
                 -         150,000     150,000         8.75% due 03/01/08                           -          141,000     141,000
                 -         190,000     190,000         9.00% due 07/01/07                           -          182,400     182,400
                                                   Praxair, Inc.,
                 -         300,000     300,000         6.15% due 04/15/03                           -          289,644     289,644

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Industrials (continued)
                                                   Raytheon Company,
                 -        $175,000    $175,000         6.15% due 11/01/08                           -         $157,099    $157,099
                                                   Stellex Industries, Inc.,
                 -         250,000     250,000         9.50% due 11/01/07                           -          185,000     185,000
                                                   Synthetic Industries, Inc.,
                 -          25,000      25,000         9.25% due 02/15/07                           -           25,000      25,000
                                                   Williams Scotsman, Inc.,
                 -         500,000     500,000         9.875% due 06/01/07                          -          478,750     478,750
                                                                                                              --------     -------
                                                                                                    -        3,700,581   3,700,581
                                                   Leisure Time
                                                   Harrah's, Inc.,
                 -         500,000     500,000         7.875% due 12/15/05                          -          476,250     476,250
                                                   Harveys Casino Resorts,
           100,000               -                     10.63% due 06/01/06                   $102,000                -     102,000
                                                   Mohegan Tribal Gaming Authority,
                 -         225,000     225,000         8.75% due 01/01/09                           -          218,813     218,813
                                                   Park Place Entertainment Corp.,
                 -         500,000     500,000         7.875% due 12/15/05                          -          471,250     471,250
                                             0     Speedway Motorsports, Inc., Series D,
           100,000               -                     8.50% due 08/15/07                      96,000                -      96,000
                                                                                              -------                       ------
                                                                                              198,000        1,166,313   1,364,313
                                                   Other
                                                   American Standard, Inc.,
                 -         400,000     400,000         7.375% due 02/01/08                          -          352,000     352,000
                                                   Countrywide Funding Corp.,
                 -         400,000     400,000         6.25% due 04/15/09                           -          367,852     367,852
                                                   Hines Horticulture, Inc.,
                 -         325,000     325,000         Series B, 11.75% due 10/15/05                -          331,500     331,500
                                                   The Holt Group, Inc.,
                 -         500,000     500,000         9.75% due 01/15/06                           -          326,250     326,250
                                                   Huntsman Corp.,
                 -         350,000     350,000         9.50% due 07/01/07, 144A                     -          325,500     325,500
                                                   La Petite Academy, Inc.,
                 -         375,000     375,000         10.0% due 05/15/08                           -          296,250     296,250
                                                   LIN Holdings Corp.,
                 -         500,000     500,000         Zero Coupon due 03/01/08                     -          326,250     326,250
                                                   Service Corporation International, Inc.,
                 -         400,000     400,000         6.00% due 12/15/05                           -          300,504     300,504
                                                   United International Holdings, Inc.,
                 -       1,000,000   1,000,000         10.75% due 02/15/08                          -          575,000     575,000
                                                                                                              --------     -------
                                                                                                    -        3,201,106   3,201,106

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Pollution Control
                                                   Allied Waste Industries, Inc.,
                 -        $500,000    $500,000         7.875% due 01/01/09                          -         $425,625    $425,625
                         ---------   ---------                                                               ---------    --------

                                                   Publishing
                                                   Big Flowers Press Holdings, Inc.,
                 -         500,000     500,000         8.625% due 12/01/08                          -          501,250     501,250
                                                   Hollinger International, Inc.,
                 -         250,000     250,000         9.25% due 03/15/07                           -          245,000     245,000
                                                                                                              --------     -------
                                                                                                    -          746,250     746,250
                                                   Real Estate
                                                   HMH Properties, Inc.,
                 -         250,000     250,000         7.875% due 08/01/08                          -          216,875     216,875
                                                   Radnor Holdings Corp.,
                 -         250,000     250,000         10.00% due 12/01/03                          -          250,625     250,625
                                                                                                              --------     -------
                                                                                                    -          467,500     467,500
                                                   Retail Trade
                                                   Cole National Group, Inc.,
                 -         250,000     250,000         8.625% due 08/15/07                          -          195,000     195,000
                                                   Musicland Group, Inc.,
                 -         250,000     250,000         9.875% due 03/15/08                          -          210,000     210,000
                                                   Staples, Inc.,
                 -         350,000     350,000         7.125% due 08/15/07                          -          331,940     331,940
                                                   True Temper Sports, Inc., Series B,
           200,000               -     200,000         10.88% due 12/01/08                   $192,000                -     192,000
                                                                                             --------                      -------
                                                                                              192,000          736,940     928,940
                                                   Steel
                                                   Murrin Murrin Holdings,
                 -         500,000     500,000         9.375% due 08/31/07                          -          430,000     430,000
                                                   National Steel Corp., Series D,
            50,000               -      50,000         9.88% due 03/01/09                      49,250                -      49,250
                                                   Pohang Iron & Steel - ADR,
           155,000               -     155,000         7.13% due 11/01/06                     144,404                -     144,404
                                                   Renco Steel Holdings, Series B,
            50,000               -      50,000         10.88% due 02/01/05                     40,500                -      40,500
                                                                                              -------                       ------
                                                                                              234,154          430,000     664,154
                                                   Telecommunications & Broadcasting
                                                   Adelphia Communications Corp.,
                 -          46,998      46,998         9.50% due 02/15/04                           -           47,233      47,233
                 -         175,000     175,000         9.875% due 03/01/07                          -          178,500     178,500
                                                   Century Communications Corp.,
                 -         175,000     175,000         8.875% due 01/15/07                          -          169,750     169,750
                 -         250,000     250,000         Step up to due 01/15/08                      -          106,875     106,875
                                                    Cumulus Media, Inc.,
           100,000               -     100,000         10.38% due 07/01/08                    103,125                -     103,125

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 CORPORATE BONDS (continued)
                                                   Telecom. & Broadcasting (cont'd)
                                                   Echostar DBS Corp.,
          $100,000               -    $100,000         9.38% due 02/01/09                     $99,000               -      $99,000
                                                   Energis, Plc.,
            25,000               -      25,000         9.75% due 06/15/09                      25,375               -       25,375
                                                   GTE Corp.,
                 -         200,000     200,000         6.94% due 04/15/28                           -     $   188,126      188,126
                                                   International Cabletel, Inc.,
                 -       1,000,000   1,000,000         11.50% due 02/01/06                          -         872,500      872,500
                                                   National Communications Corp.,
                                                     Series B,
           100,000               -     100,000         11.50% due 10/01/08                    106,750               -      106,750
                                                   Nextel Communications,
                 -         250,000     250,000         9.95% due 02/15/08                           -         177,500      177,500
                 -         400,000     400,000         9.75% due 08/15/04                           -         407,500      407,500
                                                   NEXTLINK Communications, Inc.,
           100,000               -     100,000         10.75% due 11/15/08                    101,000               -      101,000
                                                   SFX Broadcasting, Inc.,
                 -         164,000     164,000         10.75% due 05/15/06                          -         182,040      182,040
                                                   Susquehanna Media  Co.,
           100,000               -     100,000         8.50% due 05/15/09                      97,500               -       97,500
                                                   TeleCorp PCS, Inc.,
           200,000               -     200,000         zero coupon due 04/15/09               122,500               -
                                                   Telewest Communication Plc,
                 -         500,000     500,000         Step up to 11.00% due 10/01/07               -         452,500      452,500
                                                                                                             --------      -------
                                                                                              655,250       2,782,524    3,437,774
                                                   Transportation
                                                   Stena AB,
                 -         250,000     250,000         10.5% due 12/15/05                           -         247,500      247,500
                                                   TFM SA de CV,
                 -         500,000     500,000         Step up to 11.75% due 06/15/09               -         300,000      300,000
                                                                                                             --------      -------
                                                                                                    -         547,500      547,500
                                                                                                             --------      -------
                                                 TOTAL CORPORATE BONDS                     $2,355,062     $21,609,945  $23,965,007
                                                                                           ----------     -----------  -----------
                                                 (Cost $2,409,979, $25,303,488 and
                                                 $27,713,467 respectively)

                                                 U.S. GOVERNMENT OBLIGATIONS
                                                   Federal Home Loan Banks
                 -        $450,000    $450,000       5.89% due 07/24/00                             -        $449,577     $449,577

                                                   Federal Home Loan Mortgage Corp.
                           700,000     700,000       6.50% due 12/01/99                             -         671,125      671,125
          $148,434               -     148,434       6.50% due 05/01/29                      $142,311               -      142,311
           199,543               -     199,543       7.00% due 06/01/29                       196,051               -      196,051
                 -         299,599     299,599       8.50% due 05/01/08                             -         307,131      307,131
                 -         281,577     281,577       10.00% due 05/15/20                            -         299,085      299,085
                 -         163,351     163,351       11.565% due 06/15/21                           -          42,265       42,265
                                                                                                    -         -------       ------
                                                                                              338,362       1,319,606    1,657,968

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 U.S. GOVERNMENT OBLIGATIONS (contd)
                                                   Government Nat'l Mortgage Assoc.
                 -        $270,237    $270,237       7.50% due 07/15/27                             -         $270,913  $  270,913
                 -         344,354     344,354       7.50% due 10/15/27                             -          345,215     345,215
                 -          75,054      75,054       7.50% due 10/15/27                             -           75,241      75,241
                                                                                                               -------      ------
                                                                                                    -          691,369     691,369
                                                   Federal Natl Mortgage Assoc.
           $49,291               -      49,291       5.50% due 01/01/29                    $   44,700                -      44,700
           446,843               -     446,843       5.50% due 06/01/29                       405,228                -     405,228
                 -       1,000,000   1,000,000       7.50% due TBA                                  -        1,002,180   1,002,180
           500,000               -     500,000       8.00% due 05/25/27                       509,455                -     509,455
                 -          46,659      46,659       13.00% due 11/15/15                            -           53,067      53,067
                 -       6,164,069   6,164,069       Interest Only due 03/17/20, REMIC              -          142,199     142,199
                 -       5,993,008   5,993,008       Interest Only due 02/25/35, REMIC              -          423,523     423,523
                 -      12,644,890  12,644,890       Interest Only due 10/17/36, REMIC              -          320,207     320,207
                 -       6,218,392   6,218,392       Interest Only due 06/25/38, REMIC              -          351,996     351,996
                 -         367,987     367,987       8.80% due 01/25/19, REMIC                      -          383,395     383,395
                 -          63,962      63,962       10.40% due 04/25/19, REMIC                     -           68,360      68,360
                 -         384,772     384,772       7.387% due 08/17/03                            -          386,072     386,072
                                                                                                    -         --------     -------
                                                                                              959,383        3,130,999   4,090,382
                                                   Student Loan Marketing Assoc.
                 -         450,000     450,000       7.20% due 11/09/00                             -          454,216     454,216
                                                                                                              --------     -------

                                                   U.S. Treasury Obligations
                                                   United States Treasury Notes,
           315,000               -     315,000       4.75% due 11/15/08                       285,075                0     285,075
                                                                                             --------                -     -------

                                                 TOTAL U. S. GOVERNMENT OBLIGATIONS        $1,582,820       $6,045,767  $7,628,587
                                                                                           ----------       ----------  ----------
                                                 (Cost $1,632,779, $6,251,003 and
                                                 $7,883,782 respectively)

                                                   FIXED INCOME - OTHER
                                                   Collateralized Mortgage Obligations
                                                     Green Tree Financial Corp.,
                 -      $2,077,083  $2,077,083         7.07% due 09/15/07                           -       $2,036,185  $2,036,185
                                                     Mid State Trust VI, Class A,
                 -       1,381,939   1,381,939         7.34% due 07/01/35                           -        1,362,067   1,362,067
                                                                                                            ----------   ---------
                                                                                                    -        3,398,252   3,398,252
                                                   Commercial Mortgage Backed Securities
                                                   Commercial Mortgage Asset Trust,
                 -       1,200,000   1,200,000       7.35% due 08/17/13                             -        1,126,860   1,126,860
                                                   DLJ Commercial Mortgage Corp.,
                 -       9,661,651   9,661,651       Step Up due 05/10/23                           -          410,721     410,721
                                                   DLJ Commercial Mortgage Corp.,
                 -       7,619,424   7,619,424       Step Up due 11/12/31                           -          374,234     374,234
                                                                                                              --------     -------
                                                                                                    -        1,911,815   1,911,815

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 FIXED INCOME - OTHER (continued)
                                                   Residential Subordinate Securities
                                                   ContiMortgage Home Equity Loan,
                 -        $500,000    $500,000       7/35% due 12/25/29, 144A                       -         $439,250    $439,250
                                                   First Union Residential Securities,
                 -         244,746     244,746       7.00% due 08/25/28                             -          215,710     215,710
                                                   GE Capital Management Services, Inc.
                 -         989,393     989,393       6.75% due 11/25/28                             -          848,404     848,404
                                                   PNC Mortgage Securities Corp.,
                 -         417,616     417,616       6.734% due 07/25/28                            -          360,084     360,084
                 -         345,187     345,187       6.75% due 05/25/28                             -          317,085     317,085
                 -         496,799     496,799       6.772% due 03/25/29                            -          451,280     451,280
                 -         468,241     468,241       6.838% due 05/25/28                            -          408,306     408,306
                 -         446,138     446,138       6.905% due 04/25/29                            -          388,636     388,636
                                                                                                              --------     -------
                                                                                                    -        3,428,755   3,428,755

                                                   TOTAL FIXED INCOME - OTHER                       -       $8,738,822  $8,738,822
                                                                                                            ----------  ----------
                                                     (Cost $0, $9,250,530 and $9,250,530
                                                     respectively)

                                                 FOREIGN GOVERNMENT OBLIGATIONS
                                                   Algeria
                 -      $1,796,706  $1,796,706       6.375% due 03/04/10                            -       $1,221,760  $1,221,760

                                                   Republic of Argentina
          $176,000                     176,000       6.81% due 03/31/05                      $157,142                -     157,142
                 -         500,000     500,000       11.00% due 12/04/05                            -          477,500     477,500
                 -       2,150,000   2,150,000       11.375% due 01/30/17                           -        2,053,357   2,053,357
                                                                                                    -       ----------   ---------
                                                                                              157,142        2,530,857   2,687,999
                                                   Federal Republic of Brazil
                 -       1,168,324   1,168,324       5.00% due 04/15/14                             -          777,784     777,784
                 -         200,000     200,000       7.00% due 04/15/12                             -          130,260     130,260
           303,303               -     303,303       8.00% due 04/15/14                       202,272                      202,272
                 -         150,000     150,000       9.375% due 04/07/08                            -          121,395     121,395
                 -       1,222,192   1,222,192       14.5% due 10/15/09                             -        1,277,190   1,277,190
                                                                                                    -       ----------   ---------
                                                                                              202,272        2,306,629   2,508,901
                                                   National Republic of Bulgaria
                 -       1,100,000   1,100,000       2.75% due 07/28/12                                        739,750     739,750
                 -         750,000     750,000       6.50% due 07/28/11                             -          571,875     571,875
                                                                                                    -         --------     -------
                                                                                                    -        1,311,625   1,311,625
                                                   Canada
            150000               -     150,000       5.25% due 09/01/03                        99,358                -      99,358
                                                                                              -------                -      ------

                                                   Republic of Ecuador
                 -         700,000     700,000       4.00% due 02/28/25                             -          235,375     235,375
                                                                                                    -         --------     -------

                                                   Federal Republic of Germany
                 -         190,000     190,000       5.625% due 01/04/28                            -          193,256     193,256
                                                                                                    -         --------     -------

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
                                                 FOREIGN GOVERNMENT OBLIGATIONS (contd)
                                                   Republic of Greece
                 -    $80,000,000  $80,000,000       6.60% due 01/15/04                             -         $247,897     $247,897
       $50,000,000              -   50,000,000       8.80% due 06/19/07                      $174,470                -      174,470
                 -     70,000,000   70,000,000       8.90% due 04/01/03                             -          231,408      231,408
                 -     90,400,000   90,400,000       11.00% due 02/25/00                            -          291,501      291,501
                                                                                                    -         --------      -------
                                                                                              174,470          770,806      945,276
                                                   Republic of Italy
                 -        150,000      150,000       5.25% due 11/01/29                             -          143,404      143,404
                                                                                                    -         --------      -------

                                                   Ivory Coast
                        4,100,000    4,100,000       2.00% due 03/31/18                             -        1,230,000    1,230,000
                                                                                                    -       ----------    ---------

                                                   Republic of Lithuania
           125,000              -      125,000       8.00% due 03/29/04                       131,186                -      131,186
                                                                                             --------                       -------

                                                   Government of Mexico
           250,000              -      250,000       6.25% due 12/31/19                       187,426                -      187,426
                 -        500,000      500,000       10.375% due 02/17/09                           -          506,275      506,275
                                                                                                    -         --------      -------
                                                                                              187,426          506,275      693,701
                                                   Government of Morocco
                 -        384,524      384,524       5.906% due 01/01/09                            -          332,613      332,613
                                                                                                              --------      -------

                                                   Kingdom of Norway
                 -      1,000,000    1,000,000       5.80% due 11/17/99                             -          127,422      127,422
                                                                                                              --------      -------

                                                   Government of Peru
                 -      1,400,000    1,400,000       FRF to 3.75% due 03/07/17                      -          770,000      770,000
                 -        600,000      600,000       Step up to 4.50% due 03/07/17                  -          372,000      372,000
                                                                                                              --------      -------
                                                                                                             1,142,000    1,142,000
                                                   Russia
                 -        700,000      700,000       10.0% due 06/26/07                             -          333,165      333,165
                 -      1,500,000    1,500,000       12.75% due 06/24/28                            -          793,575      793,575
                                                                                                              --------      -------
                                                                                                             1,126,740    1,126,740
                                                   Kingdom of Sweden
                 -      1,000,000    1,000,000       6.50% due 05/05/08                             -          127,541      127,541
                 -      1,600,000    1,600,000       10.25% due 05/05/03                            -          224,864      224,864
                                                                                                              --------      -------
                                                                                                               352,405      352,405
                                                   Republic of Venezuela -
                 -        357,140      357,140       6.00% due 03/31/07                             -          283,927      283,927
                 -        892,852      892,852       6.875% due 03/31/07                            -          709,818      709,818
                 -      1,250,000    1,250,000       13.625% due 08/15/18                           -        1,125,000    1,125,000
                                                                                                            ----------    ---------
                                                                                                             2,118,745    2,118,745

                                                   TOTAL FOREIGN GOV'T OBLIGATIONS           $951,854      $15,649,912  $16,601,766
                                                                                             --------      -----------  -----------
                                                   (Cost $965,983, $15,367,229 and
                                                   $16,333,212 respectively)

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                           MARKET VALUE
----------------------------------------------                                          ------------------------------------------
                        North                                                                                 North
      AGSPC2          American                                                             AGSPC2            American
  Strategic Bond   Strategic Income                                                     Strategic Bond   Strategic Income
       Fund             Fund         Combined                                               Fund               Fund       Combined
       ----             ----         --------                                               ----               ----       --------
            Shares          Shares      Shares     PREFERRED STOCK                             Value            Value        Value
            ------          ------      ------                                                 ------           ------       -----
                 -             570         570       TCR Holdings-Class B                           -               $6           $6
                 -             314         314       TCR Holdings-Class C                           -                3            3
                 -             827         827       TCR Holdings-Class D                           -                8            8
                 -           1,711       1,711       TCR Holdings-Class E                           -               17           17
                                                                                                                    --           --
                                                   TOTAL PREFERRED STOCK                            -              $34          $34
                                                                                                                   ---          ---
                                                   (Cost $0, $204 and $204 respectively)

                                                   RIGHTS & WARRANTS                           Value            Value        Value
                                                                                               ------           ------       -----
                                                   Crude Petroleum & Natural Gas
                                                   Terex Corporation,
                 -           2,000       2,000       Zero Coupon due 05/15/02                       -          $28,250      $28,250
                                                   Foreign Governments
                 -             935         935       United Mexican States exp. 02/17/09            -           62,762       62,762
                                                   Other
                 -             500         500       BCP Holdings Corp. exp. 04/15/04               -                -            -
                                                   Telephone
                                                   Wireless One, Inc. ,
                 -             750         750       Zero Coupon due 10/19/00                       -                8            8
                                                   In-flight Phone Corp.,
                 -           1,000       1,000       Zero Coupon due 05/15/02                       -                -            -
                                                                                                                     -            -
                                                   TOTAL RIGHTS & WARRANTS                          -          $91,020      $91,020
                                                                                                               -------      -------
                                                   (Cost $0, $32,378 and $32,378
                                                   respectively)

                                                   PURCHASED OPTIONS
         Contracts       Contracts   Contracts     Foreign Currency
         ---------       ---------   ---------
                                                   Hong Kong Dollars, Strike Price
                                                     7.81, Put, Expiration Jan. 2000
                 -        $103,000    $103,000       (premium $101,215.01)                          -                -            -
                                                   Hong Kong Dollars, Strike Price
                                                     7.8025, Put, Expiration Jan. 2000
                 -          52,500      52,500       (premium $38,167.50)                           -              199          199
                                                                                                    -              ---          ---
                                                   TOTAL PURCHASED OPTIONS                          -             $199         $199

                                                   (Cost $0, $139,383 and $139,383
                                                      respectively)

                                                   SHORT-TERM INVESTMENTS
        $1,086,000               -  $1,086,000      State Street Bank Repurchase
                                                      Agreement, 5.15%, dated 10/31/99,
                                                      to be repurchased at $1,086,466
                                                      on 11/01/99, collateralized by U.S.
                                                      Treasury Note, 5.38%, 07/31/00,
                                                      with a par value of $1,095,000       $1,086,000                -   $1,086,000
                                                                                           ----------                -   ----------
                                                    (Cost $1,086,000, $0 and
                                                    $1,086,000 respectively)

                                                   TOTAL INVESTMENTS                       $5,975,736      $52,135,699  $58,111,435
                                                                                           ==========      ===========  -==========
                                                   (Cost $6,094,741, $56,344,215 and
                                                   $62,438,956 respectively )

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Strategic Income Fund and
      American General Series Portfolio Company 2 Strategic Bond Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Strategic Income Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Strategic Bond Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

Under the terms of the Plan of Reorganization, the combination of NAF and AGSPC2 will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of AGSPC2 and NAF which are included in their respective annual reports dated October 31, 1999.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                              American General
                                                                   Series
                                                                 Portfolio 2   North American
                                                                  Municipal       Municipal       Pro-forma          Pro-forma
ASSETS:                                                           Bond Fund      Bond Fund**     Adjustments         Combined
                                                                  ---------      -----------     -----------         --------
Investments in securities, at value .........................     $7,264,073     $12,315,669                        $19,579,742
Cash ........................................................             --          38,522                             38,522
Receivables:
   Investments sold .........................................        217,065              --                            217,065
   Fund shares sold .........................................          5,016              --                              5,016
   Interest .................................................         77,420         195,856                            273,276
Other assets ................................................         98,665          47,684                            146,349
                                                                ------------    ------------    ------------       ------------
      Total assets ..........................................      7,662,239      12,597,731              --         20,259,970

LIABILITIES:
Payables:
   Investments purchased ....................................        514,398              --                            514,398
   Fund shares redeemed .....................................            323              10                                333
   Dividends ................................................                         20,987                             20,987
   Investment adviser .......................................         30,118           6,104                             36,222
   Custodian and transfer agent fees ........................             --           4,139                              4,139
   Distribution fee .........................................          3,982           3,970                              7,952
   Other accrued expenses ...................................         33,749              --                             33,749
                                                                ------------    ------------    ------------       ------------
      Total liabilities .....................................        582,570          35,210              --            617,780

NET ASSETS ..................................................     $7,079,669     $12,562,521              --        $19,642,190
                                                                ============    ============    ============       ============

NET ASSETS CONSIST OF:
   Undistributed net investment income/(loss) ...............             --           ($263)                             ($263)
   Accumulated undistributed net realized loss on investments       ($20,931)       (100,115)                         ($121,046)
   Unrealized appreciation (depreciation) on:
      Investments ...........................................       (627,356)         12,048                           (615,308)
   Capital shares at par value of $.001 .....................          7,810           1,324          (2,214)(1)          6,920
   Additional paid-in capital ...............................      7,720,146      12,649,527           2,214(1)      20,371,887
                                                                ------------    ------------    ------------       ------------

      Net assets ............................................     $7,079,669     $12,562,521              $0        $19,642,190
                                                                ============    ============    ============       ============

**  Formerly the National Municipal Bond Fund
(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                         American General
                                                                              Series
                                                                            Portfolio 2   North American
                                                                             Municipal      Municipal        Pro-forma    Pro-forma
                                                                             Bond Fund     Bond Fund**      Adjustments   Combined
                                                                             ---------     -----------      -----------   --------
NET ASSET VALUES:

Class A Shares
  Net assets at value ..................................................    $ 3,005,345    $ 8,996,901                   $12,002,246
  Shares outstanding ...................................................        331,515      1,071,397         26,264(1)   1,429,176

Net asset value (NAV) and redemption price per share ...................    $      9.07    $      8.40                   $      8.40

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price is reduced ...........    $      9.52    $      8.82                   $      8.82

Class B Shares
  Net assets at value ..................................................    $ 4,074,324    $21,340,388                   $25,414,712
  Shares outstanding ...................................................        449,516      2,538,419         34,946(1)   3,022,881

Net asset value, offering price and redemption price per share .........    $      9.06    $      8.41                   $      8.41

Class C Shares
  Net assets at value ..................................................    $        --    $20,748,749                   $20,748,749
  Shares outstanding ...................................................             --      2,468,053             --      2,468,053

Net asset value, offering price and redemption price per share .........    $        --    $      8.41                   $      8.41

** Formerly the National Municipal Bond Fund

(1) Reflects change in shares due to merger exchange.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                  American General
                                                                       Series
                                                                     Portfolio 2   North American
                                                                      Municipal       Municipal       Pro-forma          Pro-forma
                                                                      Bond Fund      Bond Fund**     Adjustments         Combined
                                                                      ---------      -----------     -----------         --------
INVESTMENT INCOME:

   Interest .....................................................      $ 287,598     $   826,875                        $ 1,114,473
                                                                     -----------     -----------     -----------        -----------

EXPENSES:

   Distribution for Class A .....................................          6,741           8,045        $ (2,696)(1)         12,090
   Distribution for Class B .....................................         33,044          49,930                             82,974
   Distribution for Class C .....................................             --          46,413                             46,413
   Investment adviser fee .......................................         30,118          89,986           6,024(2)         126,128
   Custodian fee ................................................          8,280          36,186                             44,466
   Transfer agent fee ...........................................         16,399          18,297                             34,696
   Accounting/administration ....................................          1,811          23,167          (2,000)(3)         22,978
   Audit and legal fees .........................................          3,417           7,740          (2,500)(3)          8,657
   Miscellaneous ................................................         37,633          14,045         (32,000)(4)         19,678
                                                                     -----------     -----------     -----------        -----------
   Expenses before reimbursement by investment  adviser .........        137,443         293,809         (33,173)           398,079

   Reimbursement of expenses by investment adviser ..............        (49,167)        (61,828)         33,173(5)         (77,822)
                                                                     -----------     -----------     -----------        -----------

            Net expenses ........................................         88,276         231,981              --            320,257
                                                                     -----------     -----------     -----------        -----------

            Net investment income/(loss) ........................        199,322         594,894              --            794,216
                                                                     -----------     -----------     -----------        -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

   Net realized gain/(loss) on:
      Investment transactions ...................................        (20,931)        (75,958)                           (96,889)
   Change in unrealized appreciation (depreciation) on:
      Investments ...............................................       (627,356)     (1,012,148)                        (1,639,504)
                                                                     -----------     -----------     -----------        -----------

            Net gain/(loss) on investments ......................       (648,287)     (1,088,106)             --         (1,736,393)
                                                                     -----------     -----------     -----------        -----------

Net increase in net assets resulting from operations ............      $(448,965)    $  (493,212)       $      0        $  (942,177)
                                                                     -----------     -----------     -----------        -----------

** Formerly the National Municipal Bond Fund
(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.

                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

              FACE AMOUNT                                                                                   MARKET VALUE
----------------------------------------                                                         ----------------------------------
                      North                                                                                     North
      AGSPC2        American                                                                        AGSPC2    American
     Municipal      Municipal                                                                     Municipal   Municipal
     Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
     ---------      ---------   --------                                                          ---------   ---------   --------
                                              LONG-TERM INVESTMENTS
                                              Argyle Texas Independent School District,
         $500,000           -   $500,000        zero coupon due 08/15/14                           $209,110           -    $209,110
                                              Alabama Housing Finance Authority
                                                 Single Family Mortgage Revenue
                                                 Collateralized Home Mortgage Program,
                -    $215,000    215,000         Series B-2, 6.40%, 04/01/25                              -    $219,569     219,569
                                               California Housing Finance Agency
                -   1,000,000  1,000,000         Revenue, Series H, 6.15%, 08/01/16                       -   1,014,750   1,014,750
                                              Camden Arkansas Pollution  Control,
          250,000           -    250,000        5.70% 09/01/12                                      244,860           -     244,860
                                              Central Pudget Sound Washington
                                                Regional,                                                             -
          225,000           -    225,000        5.25% due 02/01/13                                  216,864                 216,864
                                              Chicago, Illinois, Water
                -     500,000    500,000          Revenue, 6.50%, 11/01/15                                -     538,895     538,895
                                              Chicago, Illinois, Skyway Toll Bridging
                -     500,000    500,000          Revenue, 5.375%, 01/01/16                               -     467,895     467,895
                                              Colorado Health Facilities Authority,
          250,000           -    250,000        5.25% due 09/01/18                                  214,973           -     214,973
                                              Delaware Valley, Pennsylvania,
                                                  Regional Finance Authority
                -     500,000    500,000          Series A, 5.50%, 08/01/28                               -     473,080     473,080
                                              District of Columbia Refunding,
          250,000           -    250,000        5.50% due 06/01/09                                  253,708           -     253,708
                                              Elkhart County Hospital Authority,
          250,000           -    250,000        5.25% due 08/15/28                                  208,225           -     208,225
                                              Garland Texas,
          250,000           -    250,000        4.50% due 02/15/19                                  202,535           -     202,535
                                              Greenville Hospital Systems
                                                  Hospital Facilities Revenue,
                -     500,000    500,000          Series B, 5.70%, 05/01/12                               -     498,670     498,670
                                              Green River-Sweetwater-County Wyoming,
                                                Series B,
          230,000           -    230,000        4.50% due 03/01/14                                  221,508           -     221,508
                                              Harris County, Texas,
          225,000           -    225,000        4.50% due 10/01/09                                  209,428           -     209,428
                                              Honolulu Hawaii City & County,
          225,000           -    225,000        5.25% due 07/01/15                                  209,504           -     209,504
                                              Humphreys County, Tennessee,  Industrial
                                                 Development Board Solid Waste Disposal
                                                 Revenue (E.I. Du Pont De Nemours &
                -     450,000    450,000         Company Project), 6.70%, 05/01/24                        -     471,438     471,438
                                              Illinois Health Facilities Authority
                                                 Revenue (Hospital Association
                -     200,000    200,000         Project), 7.00%, 02/15/22                                -     214,538     214,538
                                              Illinois State Toll Highway Authority Toll,
          225,000           -    225,000        5.50% due 01/01/15                                  219,337           -     219,337
                                              Iowa Finance Authority Hospital Facility
                                                 Revenue Refunding (Trinity Regional
                -    $150,000   $150,000         Hospital Project), 7.00%, 07/01/12                       -    $161,442    $161,442

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

              FACE AMOUNT                                                                                   MARKET VALUE
----------------------------------------                                                         ----------------------------------
                      North                                                                                     North
      AGSPC2        American                                                                        AGSPC2    American
     Municipal      Municipal                                                                     Municipal   Municipal
     Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
     ---------      ---------   --------                                                          ---------   ---------   --------
                                              LONG-TERM INVESTMENTS (continued)
                                              Irvine Ranch California Water District,
         $200,000           -    200,000        3.50% due 04/01/33                                 $200,000           -    $200,000
                                              Kansas State Development Finance
                                                Authority Hospital Revenue,
          200,000           -    200,000        5.20% due 12/15/18                                  174,120           -     174,120
                                              Long Island Power Authority
                                                New York Electric,
          225,000           -    225,000        5.00% due 04/01/12                                  220,154           -     220,154
                                              Long Island Power Authority, New
                                                 York Electric Systems Revenue,
                -     250,000    250,000          5.125%, 04/01/12                                        -    $239,460     239,460
                                              Louisiana Public Facilities Authority
                                                Hospital,
          250,000           -    250,000        5.50% due 08/15/19                                  219,705           -     219,705
                                              Louisiana Public Facilities Authority Hospital
                                                 Revenue Refunding (Touro Infirmary
                -    $500,000    500,000         Project), Series B, 6.125%, 08/15/23                     -     479,430     479,430
                                              Lower Colorado River Authority
                                                Texas Revenue,
          200,000           -    200,000        5.25% due 01/01/15                                  191,708           -     191,708
                                              Lower Colorado River Authority
                                                Texas Revenue,
          250,000           -    250,000        6.00% due 05/15/10                                  262,548           -     262,548
                                              Maine State Housing Authority
                                                  Mortgage Purchase, Series A-4,
                -      25,000     25,000          6.375%,  11/15/12                                       -      25,376      25,376
                                              Massachusetts State Health & Educational
                                                Facilities Authority,
          225,000           -    225,000        5.25% due 07/01/14                                  210,544           -     210,544
                                              Massachusetts State Health & Educational
                                                Facilities Partners Healthcare System,
                                                Series B,
          200,000           -    200,000        5.13% due 07/01/19                                  173,488           -     173,488
                                              Michigan State Hospital Finance Authority
                                                Revenue Bonds, Series A,
          250,000           -    250,000        5.25% due 11/15/09                                  248,645           -     248,645
                                              Missouri State Health & Educational
                                                 Facilities Authority Revenue,
                -     500,000    500,000         6.25%, 02/15/11                                          -     524,377     524,377
                                              Missouri State Housing  Development
                                                Community Mortgage,
          500,000           -    500,000        zero coupon due 03/01/29                             85,065           -      85,065
                                              Nekoosa Wisconsin Pollution Control
                                                Nekoosa Papers, Inc.,
         $250,000           -   $250,000        5.35% due 07/01/15                                  222,540           -     222,540
                                              Nevada Housing Division, Single-Family
                -    $260,000    260,000         Program, B-2,  6.95%, 10/01/26                           -     268,658     268,658
                                              Nevada Housing Division, Single-Family
                -     320,000    320,000         Program, Issue C,  6.35%, 10/01/12                       -     325,843     325,843

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

              FACE AMOUNT                                                                                   MARKET VALUE
----------------------------------------                                                         ----------------------------------
                      North                                                                                     North
      AGSPC2        American                                                                        AGSPC2    American
     Municipal      Municipal                                                                     Municipal   Municipal
     Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
     ---------      ---------   --------                                                          ---------   ---------   --------
                                              LONG-TERM INVESTMENTS (continued)
                                              New Jersey Economic Development
                                                 Authority Water Facilities Revenue
                                                 (New Jersey American Water
                                                 Company, Incorporated Project),
                -     500,000    500,000          6.875%, 11/01/34                                        -  $  536,550  $  536,550
                                              New York State Local Government
                                                  Assistance Corporation, Series A,
                -   1,000,000  1,000,000          6.00%, 04/01/16                                         -   1,010,070   1,010,070
                                              New York State Dormitory Authority
                                                 Revenue, State University Educational
                -     500,000    500,000         Facilities, Series A, 6.25%, 05/15/08                    -     537,240     537,240
                                              New York State Environmental Facilities
                                                 Corporation Pollution Control Revenue
                                                 Refunding (IBM Corporation Project),
                -     580,000    580,000         7.125%, 07/01/12                                         -     601,100     601,100
                                              New York State Mortgage Agency,
          225,000           -    225,000        4.70% due 10/01/11                                 $206,647           -     206,647
                                              New York State Mortgage Agency
                                                 Revenue, Series 40-A, 6.35%,
                -     630,000    630,000          04/01/21                                                -     633,414     633,414
                                              New York State Urban Development Corp.
                                                Revenue,
          225,000           -    225,000        5.00% due 04/01/09                                  220,525           -     220,525
                                              Ohio Building Authority Correctional
                                                Facilities,
         $250,000           -   $250,000        5.50% due 10/01/09                                  255,940           -     255,940
                                              Oklahoma Development Finance Authority
                                                Oklahoma-Pollution Control Revenue,
          250,000           -    250,000        4.88% due 06/01/14                                  246,770           -     246,770
                                              Philadelphia Pennsylvania,
          100,000           -    100,000        5.00% due 03/15/28                                   84,646           -      84,646
                                              Philadelphia Pennsylvania Gas Works,
          250,000           -    250,000        5.38% due 07/01/12                                  244,480           -     244,480
                                              Philadelphia, Pennsylvania,  Water
                                                  & Wastewater Revenue,
                -     500,000    500,000          6.25%, 08/01/12                                         -     533,530     533,530
                                              Pine Richland School District Pennsylvania,
          500,000           -    500,000        zero coupon due 09/01/23                            115,295           -     115,295
                                              Port Arthur, Texas,  Navy District,
                -  $1,000,000 $1,000,000         Zero Coupon, 03/01/10                                    -     566,090     566,090
                                              Port Portland Oregon Airport Revenue,
         $225,000           -    225,000        5.25% due 07/01/11                                  222,089           -     222,089
                                              Public Highway Authority Colorado
                                                Sr. Series A,
          225,000           -    225,000        5.25% due 09/01/18                                  206,804           -     206,804
                                              South Carolina State
                                                Public Service Revenue,
          250,000           -    250,000        5.63% due 01/01/13                                  249,403           -     249,403
                                              Texas State Veterans Housing
                -      65,000     65,000         Assistance, 6.80%, 12/01/23                              -      67,649      67,649

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

          FACE AMOUNT                                                                                   MARKET VALUE
------------------------------------                                                         ----------------------------------
                  North                                                                                     North
  AGSPC2        American                                                                        AGSPC2    American
 Municipal      Municipal                                                                     Municipal   Municipal
 Bond Fund      Bond Fund   Combined                                                          Bond Fund   Bond Fund   Combined
 ---------      ---------   --------                                                          ---------   ---------   --------
                                        LONG-TERM INVESTMENTS (continued)
                                        Triborough Bridge & Tunnel Authority,
          -     100,000    100,000          Series Y, 5.5%, 01/01/17                                  -   $    97,074 $      97,074
                                        Victor California Elementary School District,
    200,000           -    200,000        zero coupon due 06/01/20                           $   57,810             -        57,810
                                        Virginia State Housing Development
                                           Authority Commonwealth Mortgage,
          -     300,000    300,000         Subseries I-1, 6.55%, 07/01/17                             -       305,481       305,481
                                        Washington County Ohio Hospital Revenue,
    175,000           -    175,000        5.38% due 09/01/18                                    160,708             -       160,708
                                        Washington State General Obligation,
          -     300,000    300,000          Series C, 5.50%, 07/01/16                                 -       290,748       290,748
                                        Wisconsin Housing & Economic
                                           Development Authority Home Ownership
          -     100,000    100,000         Revenue, Series D, 6.10%, 07/01/24                         -        97,052        97,052
                                        Wisconsin State Health & Educational
                                           Facilities Authority Revenue, Mercy
                                           Hospital of Janesville, Incorporated,
          -   1,000,000  1,000,000         6.60%, 08/15/22                                            -     1,016,250     1,016,250
                                        Wyandotte County Kansas University
                                          Government University,
    225,000           -    225,000        4.50% due 09/01/28                                    174,391             0       174,391
                                                                                                -------             -       -------
                                        TOTAL LONG-TERM INVESTMENTS                          $7,064,077   $12,215,669   $19,279,746
                                                                                             ----------   -----------   -----------
                                        (Cost $7,691,429, $12,203,621 and $19,895,050
                                        respectively)

                                        SHORT-TERM INVESTMENTS
                                        Missouri Higher Education Loan Authority,
   $200,000           -   $200,000        3.55% due 12/01/05                                   $200,000             -      $200,000
                                        Jasper County, Indiana, Pollution
                                            Control Revenue, Northern Indiana
                                            Public Service B,  3.50% due
          -     100,000    100,000          06/01/13                                                  -      $100,000       100,000
                                                                                                      -       -------       -------

                                        TOTAL SHORT-TERM INVESTMENTS                           $200,000      $100,000      $300,000
                                                                                               --------      --------      --------
                                        (Cost $200,000, $100,000 and $300,000
                                        respectively)

                                        TOTAL INVESTMENTS                                    $7,264,077   $12,315,669   $19,579,746
                                                                                             ==========   ===========   ===========
                                        (Cost $7,891,429, $12,303,621 and $20,195,050
                                        respectively)

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Municipal Bond Fund and
      American General Series Portfolio Company 2 Municipal Bond Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Municipal Bond Fund ("NAF") (formerly the North American National Municipal Bond Fund) is a series of North American funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Municipal Bond Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.

PRO-FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) October 31, 1999

                                                            American General
                                                           Series Portfolio 2  North American
                                                              Money Market      Money Market       Pro-forma            Pro-forma
ASSETS:                                                           Fund               Fund          Adjustments           Combined
                                                           ------------------  --------------      -----------           --------
Investments in securities, at value ....................       $21,257,197       $20,023,054                             $41,280,251
Cash ...................................................                --               807                                     807
Receivables:
        Fund shares sold ...............................           560,605           345,198                                 905,803
        Interest .......................................             1,884            60,895                                  62,779
        From adviser ...................................                               5,717                                   5,717
Other assets ...........................................            43,000            67,310                                 110,310
                                                              ------------      ------------      ------------          ------------
               Total assets ............................        21,862,686        20,502,981                --            42,365,667

LIABILITIES:
Payables:                                                                                 --
        Fund shares redeemed ...........................           576,126         1,257,870                               1,833,996
        Dividends ......................................                              13,104                                  13,104
        Investment adviser .............................            37,207                --                                  37,207
        Custodian and transfer agent fees ..............                --               855                                     855
        Distribution fee ...............................             5,705                --                                   5,705
        Other accrued expenses .........................            57,749             6,054                                  63,803
                                                              ------------      ------------      ------------          ------------
               Total liabilities .......................           676,787         1,277,883                --             1,954,670

NET ASSETS .............................................       $21,185,899       $19,225,098                $0           $40,410,997
                                                              ============      ============      ============          ============

NET ASSETS CONSIST OF:
        Capital shares at par value of $.001 ...........          $211,859           $19,225         ($190,675)(1)           $40,409
        Additional paid-in capital .....................        20,974,040        19,205,873           190,675(1)         40,370,588
                                                              ------------      ------------      ------------          ------------

               Net assets ..............................       $21,185,899       $19,225,098                $0           $40,410,997
                                                              ============      ============      ============          ============

*Investments in securities, at identified cost .........       $21,257,197       $20,023,054                             $41,280,251
                                                              ------------      ------------                            ------------

(1) Reflects change in shares due to merger exchange and par value differences.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF ASSETS AND LIABILITIES (cont'd) (Unaudited) October 31, 1999

                                                                        American General
                                                                             Series
                                                                           Portfolio 2  North American
                                                                          Money Market   Money Market     Pro-forma    Pro-forma
                                                                              Fund          Fund         Adjustments   Combined
                                                                        --------------  --------------   -----------   --------
Class A Shares
  Net assets at value ..................................................   $ 7,548,678   $ 6,029,946                 $13,578,624
  Shares outstanding ...................................................     7,548,678     6,029,890            --    13,578,568

Net asset value (NAV), offering price and redemption price per share ...   $      1.00   $      1.00                 $      1.00


Class B Shares
  Net assets at value ..................................................   $ 6,058,166   $ 4,550,981                 $10,609,147
  Shares outstanding ...................................................     6,058,166     4,550,563                  10,608,729

Net asset value, offering price and redemption price per share .........   $      1.00   $      1.00                 $      1.00

Class C Shares
  Net assets at value ..................................................   $        --   $ 8,644,171                 $ 8,644,171
  Shares outstanding ...................................................            --     8,643,100            --     8,643,100

Net asset value, offering price and redemption price per share .........   $        --   $      1.00                 $      1.00

Class I Shares
  Net assets at value ..................................................   $ 2,910,006             0                 $ 2,910,006
  Shares outstanding ...................................................     2,910,006             0            --     2,910,006

Net asset value, offering price and redemption price per share .........   $      1.00   $        --                 $      1.00

Class II Shares
  Net assets at value ..................................................   $ 4,669,049   $        --                 $ 4,669,049
  Shares outstanding ...................................................     4,669,049                          --     4,669,049

Net asset value, offering price and redemption price per share .........   $      1.00   $        --            --   $      1.00(1)

(1) Subsequent to October 31, 1999, the holder of Class II shares redeemed, and no Class II shares are expected to be outstanding upon consummation of the merger.

                  See Notes to Pro-Forma Financial Statements

COMBINED PRO-FORMA STATEMENT OF OPERATIONS (Unaudited) for the Year Ended October 31, 1999

                                                                  American General
                                                                        Series
                                                                     Portfolio 2   North American
                                                                     Money Market   Money Market      Pro-forma          Pro-forma
                                                                         Fund           Fund         Adjustments          Combined
                                                                  ---------------  --------------    -----------          --------
INVESTMENT INCOME:

   Interest .....................................................       $701,084      $1,097,161                         $1,798,245
                                                                     -----------     -----------     -----------        -----------

EXPENSES:

   Distribution for Class A .....................................          7,535               0          (7,535)(1)             --
   Distribution for Class B .....................................         34,961               0         (34,961)(1)             --
   Investment adviser fee .......................................         32,936          44,172          (6,587)(2)         70,521
   Custodian fee ................................................         16,342          36,192                             52,534
   Transfer agent fee ...........................................         34,592          70,210                            104,802
   Accounting/administration ....................................          8,229          34,090          (7,500)(3)         34,819
   Audit and legal fees .........................................          7,273          11,456          (6,000)(3)         12,729
   Miscellaneous ................................................         66,647          19,532         (50,000)(4)         36,179
                                                                     -----------     -----------     -----------        -----------
   Expenses before reimbursement by investment  adviser .........        208,515         215,652        (112,583)           311,584

   Reimbursement of expenses by investment adviser ..............        (95,505)       (105,222)         65,583(5)        (135,144)
                                                                     -----------     -----------     -----------        -----------

            Net expenses ........................................        113,010         110,430         (47,000)           176,440
                                                                     -----------     -----------     -----------        -----------

            Net investment income/(loss) ........................        588,074         986,731         (47,000)         1,621,805
                                                                     -----------     -----------     -----------        -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

   Net realized gain/(loss) on:
      Investment transactions ...................................             --             572              --                572
                                                                     -----------     -----------     -----------        -----------

Net increase in net assets resulting from operations ............       $588,074        $987,303        ($47,000)        $1,622,377
                                                                     -----------     -----------     -----------        -----------

(1) Reflects the surviving fund's 12b-1 service fee rate.
(2) Reflects the surviving fund's Advisory fee rate.
(3) Reflects expected savings due to economies of scale.
(4) Reflects expected savings in registration and filing fees when the funds are combined.
(5) Reflects adjustment to level of the acquiring fund's expense reimbursement.



                  See Notes to Pro-Forma Financial Statements

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                     COST & MARKET VALUE
-----------------------------------------------                                      --------------------------------------------
                          North                                                                             North
         AGSPC2         American                                                            AGSPC2        American
      Money Market    Money Market                                                       Money Market   Money Market
          Fund            Fund        Combined                                               Fund           Fund        Combined
      ------------    -----------     --------                                           ------------   ------------    --------
                                                    COMMERCIAL PAPER
                                                    ----------------
                                                    Abbott Laboratories,
          $607,000             -      $607,000         5.19% due 11/03/99                   $606,825             -      $606,825
                                                    Albertson's, Inc.,
           700,000             -       700,000         5.39% due 07/14/00                    699,296             -       699,296
                                                    Aon Corp.,
           800,000             -       800,000         5.92% due 01/26/00                    788,649             -       788,649
                                                    Assoc. Corp. of North America:
           311,000             -       311,000         5.67% due 01/13/00                    307,380             -       307,380
           500,000             -       500,000         5.28% due 11/23/99                    498,383             -       498,383
                                                    Baxter International, Inc.,
           650,000             -       650,000         5.58% due 01/18/00                    641,547             -       641,547
                                                    Bellsouth Telecom., Inc.,
           711,000             -       711,000         5.62% due 01/19/00                    702,128             -       702,128
                                                    Canada Government,
                 -    $1,000,000     1,000,000          5.50% due 01/24/00                         -      $987,167       987,167
                                                    Canadian Wheat Board,
                 -     1,000,000     1,000,000          5.67% due 02/14/00                         -       983,462       983,462
                                                    Caterpillar Financial Services,
           231,000             -       231,000         5.80% due 02/28/00                    226,563             -       226,563
                                                    Ciesco, L.P.,
           504,000             -       504,000         5.35% due 11/12/99                    500,627             -       500,627
                                                    CIT Group Holdings, Inc.,
           100,000             -       100,000         5.30% due 12/09/99                     99,440             -        99,440
                                                    Coca Cola Co.,
           625,000             -       625,000         5.13% due 11/10/99                    623,371             -       623,371
                                                    Colgate-Palmolive Co.,
           748,000             -       748,000         5.28% due 11/04/99                    747,670             -       747,670
                                                    Conectiv, Inc.,
           250,000             -       250,000         6.30% due 01/28/00                    246,123             -       246,123
                                                    Cooper Industries, Inc.,
           193,000             -       193,000         5.34% due 11/01/99                    193,000             -       193,000
                                                    Eastman Kodak Co.,
           780,000             -       780,000         5.30% due 12/07/99                    775,850             -       775,850
                                                    Emerson Electric,
                 -     1,000,000     1,000,000          5.22% due 11/03/99                         -       999,710       999,710
                                                    E.I. du Pont de Nemours & Co.,
           751,000             -       751,000         5.65% due 02/25/00                    737,213             -       737,213
                                                    Export Development Corp.,
                 -     1,000,000     1,000,000          5.50% due 02/10/00                         -       984,569       984,569
                                                    Ford Motor Credit Co.,
           717,000             -       717,000         5.22% due 12/13/99                    710,539             -       710,539
                                                    Fortune Brands,
           800,000             -       800,000         5.90% due 02/18/00                    785,683             -       785,683
                                                    General Electric Capital Corp.,
                       1,000,000     1,000,000          5.25% due 11/01/99                         -     1,000,000     1,000,000
                                                    General Electric Capital Corp.,
           504,000             -       504,000         5.71% due 02/10/00                    495,848             -       495,848
                                                    General Electric Capital
                                                      Services, Inc.,
           226,000             -       226,000         5.72% due 02/07/00                    222,450             -       222,450

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                     COST & MARKET VALUE
-----------------------------------------------                                      --------------------------------------------
                          North                                                                             North
         AGSPC2         American                                                            AGSPC2        American
      Money Market    Money Market                                                       Money Market   Money Market
          Fund            Fund        Combined                                               Fund           Fund        Combined
      ------------    -----------     --------                                           ------------   ------------    --------
                                                    COMMERCIAL PAPER (continued)
                                                    General Motors Acceptance Corp.,
          $762,000             -      $762,000         5.93% due 02/17/00                   $757,414             -      $757,414
                                                    Goldman Sachs Group LP,
                 -    $1,000,000     1,000,000         5.30% due 11/22/99                          -      $996,908       996,908
                                                    GTE Corp.,
           441,000             -       441,000         5.33% due 11/22/99                    439,627             -       439,627
                                                    Hewlett Packard Co.,
           811,000             -       811,000         5.27% due 11/09/99                    810,047             -       810,047
                                                    H.J. Heinz Co.,
                       1,000,000     1,000,000         5.27% due 11/09/99                          -       998,829       998,829
                                                    Household Finance Corp.,
           660,000             -       660,000         5.10% due 11/02/99                    659,905                     659,905
                                                    Jefferson-Pilot Corp.,
           657,000             -       657,000         5.70% due 02/02/00                    647,198             -       647,198
                                                    Lucent Technology, Inc.,
                 -     1,000,000     1,000,000         5.29% due 11/29/99                          -       995,886       995,886
                                                    Mattel, Inc.,
           600,000             -       600,000         5.33% due 12/01/99                    597,296             -       597,296
                                                    Merrill Lynch & Co.,
           800,000             -       800,000         5.96% due 01/31/00                    787,928             -       787,928
                                                    Morgan Stanley Dean Witter Discover,
           788,000             -       788,000         5.75% due 01/27/00                    776,990             -       776,990
                                                    Paccar Financial Corp.,
                 -     1,000,000     1,000,000         5.29% due 11/12/99                          -       998,384       998,384
                                                    Pitney Bowes, Inc.,
           564,000             -       564,000         5.28% due 12/16/99                    560,267             -       560,267
                                                    PPG Industries, Inc.,
           800,000             -       800,000         5.28% due 11/05/99                    799,529             -       799,529
                                                    R. R. Donnelley and Sons Co.,
           437,000             -       437,000         5.29% due 11/12/99                    436,292             -       436,292
                                                    Sears Roebuck Acceptance Corp.,
           702,000             -       702,000         5.14% due 11/01/99                    700,764             -       700,764
                                                    Sara Lee Corp.,
                 -     1,000,000     1,000,000         5.28% due 11/08/99                          -       998,973       998,973
                                                    Southern California Edison Co.,
           789,000             -       789,000         5.15% due 11/08/99                    782,991             -       782,991
                                                    United Parcel Service,
                 -     1,000,000     1,000,000         5.25% due 12/01/99                          -       995,625       995,625
                                                    Wal-Mart Stores, Inc.,
           711,000             -       711,000         5.30% due 11/16/99                    708,195             -       708,195
                                                    Walt Disney Co.,
           763,000             -       763,000         4.78% due 11/09/99                    755,664             -       755,664
                                                                                             -------                     -------
                                                    TOTAL COMMERCIAL PAPER               $20,828,692   $10,939,513   $31,768,205
                                                                                         -----------   -----------   -----------

COMBINING PRO-FORMA PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 1999

                 FACE AMOUNT                                                                     COST & MARKET VALUE
-----------------------------------------------                                      --------------------------------------------
                          North                                                                             North
         AGSPC2         American                                                            AGSPC2        American
      Money Market    Money Market                                                       Money Market   Money Market
          Fund            Fund        Combined                                               Fund           Fund        Combined
      ------------    -----------     --------                                           ------------   ------------    --------
                                                    U.S. GOVERNMENT BONDS
                 -    $2,000,000    $2,000,000        5.545% disc note due 06/09/00                -    $2,000,000    $2,000,000
                 -     1,500,000     1,500,000        5.595% disc note due 01/21/00                -     1,500,000     1,500,000
                 -     1,000,000       997,013        5.12% disc note due 11/22/99                 -       997,013       997,013
                 -     1,000,000             -        5.425% due 11/18/99                          -     1,000,000     1,000,000
                 -     1,000,000             -        4.685% due 02/10/00                          -       986,856       986,856
                 -     2,000,000             -        4.790% due 03/09/00                          -     1,965,672     1,965,672
                                                                                                         ---------     ---------
                                                    TOTAL US. S. GOVERNMENT BONDS                  -    $8,449,541    $8,449,541
                                                                                                        ----------    ----------

                                                    REPURCHASEMENT AGREEMENT
                                                    Repurchase Agreement with
                                                      State Street Bank & Trust
                                                      Company dated 10/29/99 at
                                                      5.17%, to be repurchased
                                                      at $634,273 on 11/01/99,
                                                      collateralized by $620,000
                                                      U.S. Treasury Bonds, 8.25%
                                                      due 05/15/05 (valued at
                 -      $634,000      $634,000        $659,356, including interest)                -      $634,000      $634,000

                                                    FOREIGN BONDS
          $431,000             -      $431,000       Province of British Columbia,
                                                       5.28% due 12/10/99                   $428,505             -      $428,505
                                                                                            --------                    --------

                                                    TOTAL INVESTMENTS                    $21,257,197   $20,023,054   $41,280,251
                                                                                         ===========   ===========   ===========

Notes to Pro Forma Combined Financial Statements of Merger Between
      North American Money Market Fund and
      American General Series Portfolio Company 2 Money Market Fund October 31, 1999 (unaudited)

1.    Basis Of Combination

North American Money Market Fund ("NAF") is a series of North American Funds, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The pro-forma combined financial statements reflect the pro-forma combined financial position of the proposed acquisition of American General Series Portfolio Company 2 Money Market Fund ("AGSPC2") by NAF as if such acquisition had taken place as of October 31, 1999, and the pro-forma combined results of operations for the year ended October 31, 1999 as though the reorganization had occurred as of November 1, 1998.

The pro-forma statements give effect to the proposed transfer of the assets and stated liabilities of AGSPC2 in exchange for shares of NAF at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of NAF for pre-combination periods will not be restated. The pro-forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan of Reorganization.

The pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of AGSPC2 and NAF which are incorporated by reference in the Statement of Additional Information.

2.    Pro-Forma Combined Portfolio of Investments

Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the North American Funds Annual Reports or the American General Series Portfolio Company 2 Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.    Pro Forma Combined Statements of Assets and Liabilities

Shares outstanding have been adjusted to reflect the conversion of AGSPC2 shares into NAF shares based upon the net asset value of the NAF shares at October 31, 1999.

4.    Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expenses of the combined entity. The investment adviser fee and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for NAF at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1999.